Schwab Strategic Trust
Schwab U.S. TIPS ETF

Portfolio Holdings as of March 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument interest will be paid based on a principal value, which is adjusted for any inflation or deflation.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.9% OF NET ASSETS
U.S. Treasury Inflation Protected Securities
0.63%, 04/15/23	642,926,273	669,705,425
0.38%, 07/15/23	723,236,313	758,456,431
0.63%, 01/15/24	688,579,313	723,302,963
0.50%, 04/15/24	386,651,933	405,693,918
0.13%, 07/15/24	625,193,750	654,991,659
0.13%, 10/15/24	557,684,358	582,483,260
0.25%, 01/15/25	571,732,926	598,738,880
2.38%, 01/15/25	389,691,481	431,937,201
0.13%, 04/15/25	456,836,267	476,489,774
0.38%, 07/15/25	626,942,994	662,220,443
0.13%, 10/15/25	555,804,687	581,691,757
0.63%, 01/15/26	527,841,131	561,590,766
2.00%, 01/15/26	251,508,219	281,201,521
0.13%, 04/15/26	429,444,183	447,914,393
0.13%, 07/15/26	526,104,860	551,553,257
0.13%, 10/15/26	594,089,795	622,873,885
0.38%, 01/15/27	489,924,422	517,799,853
2.38%, 01/15/27	243,166,857	281,311,155
0.38%, 07/15/27	540,139,138	573,466,857
0.50%, 01/15/28	551,609,429	588,177,731
1.75%, 01/15/28	228,614,080	260,879,759
3.63%, 04/15/28	234,048,027	295,941,722
0.75%, 07/15/28	480,170,314	524,102,311
0.88%, 01/15/29	411,853,146	453,446,249
2.50%, 01/15/29	211,098,077	256,448,547
3.88%, 04/15/29	271,851,377	359,068,511
0.25%, 07/15/29	486,674,812	518,258,981
0.13%, 01/15/30	549,654,320	578,772,878
0.13%, 07/15/30	608,633,518	645,031,074
0.13%, 01/15/31	629,939,844	666,841,764
0.13%, 07/15/31	644,096,744	684,799,626
0.13%, 01/15/32	474,822,391	505,031,194
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.38%, 04/15/32	97,781,026	137,722,776
2.13%, 02/15/40	127,966,758	180,395,308
2.13%, 02/15/41	184,526,858	261,119,080
0.75%, 02/15/42	299,091,141	341,693,408
0.63%, 02/15/43	234,868,009	262,155,947
1.38%, 02/15/44	323,045,893	414,294,712
0.75%, 02/15/45	355,589,240	407,839,889
1.00%, 02/15/46	183,092,574	222,993,353
0.88%, 02/15/47	224,388,199	268,527,756
1.00%, 02/15/48	163,143,525	202,427,509
1.00%, 02/15/49	152,811,954	191,172,059
0.25%, 02/15/50	230,964,808	242,902,095
0.13%, 02/15/51	232,458,867	238,670,410
0.13%, 02/15/52	139,881,556	145,331,370
Total Treasuries (Cost $20,484,888,628)		20,237,469,417

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25% (a)	310,187	310,187
Total Short-Term Investments (Cost $310,187)		310,187
Total Investments in Securities (Cost $20,485,198,815)		$20,237,779,604

(a)	The rate shown is the 7-day yield.

Schwab U.S. TIPS ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$20,237,469,417	$—	$20,237,469,417
Short-Term Investments[1]	310,187	—	—	310,187
Total	$310,187	$20,237,469,417	$—	$20,237,779,604

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Short-Term U.S. Treasury ETF

Portfolio Holdings as of March 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.7% OF NET ASSETS
Bonds
6.25%, 08/15/23	16,575,000	17,514,790
7.50%, 11/15/24	8,580,000	9,681,994
7.63%, 02/15/25	8,000,000	9,144,687
Notes
0.25%, 04/15/23	83,454,000	82,174,481
0.13%, 04/30/23	117,086,000	115,018,700
1.63%, 04/30/23	59,567,000	59,465,783
0.13%, 05/15/23	84,396,000	82,802,036
1.75%, 05/15/23	107,361,000	107,235,187
0.13%, 05/31/23	111,437,000	109,179,965
1.63%, 05/31/23	56,464,000	56,288,653
2.75%, 05/31/23	51,751,000	52,264,467
0.25%, 06/15/23	82,310,000	80,715,244
0.13%, 06/30/23	144,096,000	140,867,912
1.38%, 06/30/23	60,475,000	60,045,061
2.63%, 06/30/23	53,511,000	53,961,454
0.13%, 07/15/23	88,838,000	86,721,157
0.13%, 07/31/23	135,947,000	132,537,705
1.25%, 07/31/23	64,078,000	63,420,950
2.75%, 07/31/23	58,563,000	59,113,172
0.13%, 08/15/23	87,272,600	84,997,035
2.50%, 08/15/23	99,734,000	100,333,963
0.13%, 08/31/23	139,644,000	135,866,521
1.38%, 08/31/23	61,202,000	60,612,691
2.75%, 08/31/23	47,433,000	47,876,758
0.13%, 09/15/23	84,850,000	82,458,622
0.25%, 09/30/23	144,552,000	140,571,174
1.38%, 09/30/23	62,372,000	61,699,552
2.88%, 09/30/23	65,393,000	66,135,057
0.13%, 10/15/23	94,325,000	91,439,981
0.38%, 10/31/23	132,959,000	129,271,466
1.63%, 10/31/23	53,142,000	52,708,145
2.88%, 10/31/23	55,511,000	56,112,730
0.25%, 11/15/23	114,880,000	111,339,363
2.75%, 11/15/23	130,940,000	132,060,151
0.50%, 11/30/23	135,734,000	131,950,945
2.13%, 11/30/23	61,539,000	61,460,874
2.88%, 11/30/23	54,986,000	55,573,448
0.13%, 12/15/23	106,070,200	102,339,098
0.75%, 12/31/23	132,426,000	129,009,306
2.25%, 12/31/23	55,586,000	55,587,086
2.63%, 12/31/23	61,209,000	61,598,729
0.13%, 01/15/24	108,075,600	104,018,544
0.88%, 01/31/24	129,518,000	126,237,046
2.25%, 01/31/24	60,106,000	60,054,347
2.50%, 01/31/24	73,358,000	73,618,765
0.13%, 02/15/24	138,339,000	132,872,988
2.75%, 02/15/24	112,867,000	113,764,205
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.50%, 02/29/24	122,450,000	120,680,215
2.13%, 02/29/24	55,064,000	54,877,944
2.38%, 02/29/24	53,628,000	53,693,988
0.25%, 03/15/24	134,650,000	129,369,195
2.13%, 03/31/24	101,507,000	101,102,558
2.25%, 03/31/24	120,000,000	119,840,626
0.38%, 04/15/24	94,260,000	90,563,241
2.00%, 04/30/24	59,257,000	58,814,887
2.25%, 04/30/24	84,289,000	84,078,277
0.25%, 05/15/24	118,748,000	113,524,944
2.50%, 05/15/24	139,335,000	139,661,566
2.00%, 05/31/24	97,530,000	96,722,330
0.25%, 06/15/24	119,434,000	113,924,174
1.75%, 06/30/24	76,412,000	75,319,548
2.00%, 06/30/24	56,318,000	55,818,618
0.38%, 07/15/24	104,987,000	100,229,777
1.75%, 07/31/24	82,139,000	80,868,412
2.13%, 07/31/24	50,499,000	50,147,874
0.38%, 08/15/24	119,979,000	114,284,684
2.38%, 08/15/24	144,107,000	143,825,542
1.25%, 08/31/24	70,784,000	68,793,200
1.88%, 08/31/24	57,941,000	57,142,048
0.38%, 09/15/24	137,356,000	130,525,759
1.50%, 09/30/24	73,096,000	71,385,668
2.13%, 09/30/24	51,938,000	51,509,917
0.63%, 10/15/24	138,576,000	132,307,602
1.50%, 10/31/24	72,278,000	70,521,871
2.25%, 10/31/24	51,899,000	51,590,850
0.75%, 11/15/24	128,536,000	122,867,362
2.25%, 11/15/24	142,256,000	141,383,571
1.50%, 11/30/24	82,447,000	80,327,855
2.13%, 11/30/24	54,011,000	53,491,988
1.00%, 12/15/24	129,260,000	124,225,929
1.75%, 12/31/24	73,623,000	72,159,168
2.25%, 12/31/24	59,773,000	59,383,074
1.13%, 01/15/25	123,824,000	119,257,990
1.38%, 01/31/25	69,941,000	67,799,057
2.50%, 01/31/25	62,677,000	62,669,655
1.50%, 02/15/25	121,004,000	117,643,303
2.00%, 02/15/25	128,000,000	126,225,000
1.13%, 02/28/25	75,483,000	72,575,725
2.75%, 02/28/25	63,000,000	63,425,742
1.75%, 03/15/25	116,000,000	113,557,656
0.50%, 03/31/25	95,000,000	89,522,656
2.63%, 03/31/25	38,000,000	38,130,625
Total Treasuries (Cost $8,244,420,551)		7,995,493,659

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25% (a)	7,374,350	7,374,350
Total Short-Term Investments (Cost $7,374,350)		7,374,350
Total Investments in Securities (Cost $8,251,794,901)		$8,002,868,009

(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$7,995,493,659	$—	$7,995,493,659
Short-Term Investments[1]	7,374,350	—	—	7,374,350
Total	$7,374,350	$7,995,493,659	$—	$8,002,868,009

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Intermediate-Term U.S. Treasury ETF

Portfolio Holdings as of March 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.6% OF NET ASSETS
Bonds
6.88%, 08/15/25	3,273,000	3,737,229
6.00%, 02/15/26	6,129,000	6,921,700
6.75%, 08/15/26	3,808,000	4,476,929
6.50%, 11/15/26	4,107,000	4,822,998
6.63%, 02/15/27	2,304,000	2,738,880
6.38%, 08/15/27	3,463,000	4,140,990
6.13%, 11/15/27	7,608,000	9,062,138
5.50%, 08/15/28	4,558,000	5,375,591
5.25%, 11/15/28	7,557,000	8,858,811
5.25%, 02/15/29	2,723,000	3,209,098
6.13%, 08/15/29	4,048,000	5,069,804
6.25%, 05/15/30	6,560,000	8,440,363
5.38%, 02/15/31	7,678,000	9,542,314
Notes
0.25%, 05/31/25	64,725,000	60,259,987
2.88%, 05/31/25	28,148,000	28,442,674
0.25%, 06/30/25	67,450,000	62,675,805
2.75%, 06/30/25	20,790,000	20,932,931
0.25%, 07/31/25	49,293,000	45,703,853
2.88%, 07/31/25	25,539,000	25,823,321
2.00%, 08/15/25	60,880,000	59,821,735
0.25%, 08/31/25	49,100,000	45,440,516
2.75%, 08/31/25	36,372,000	36,630,582
0.25%, 09/30/25	52,741,000	48,727,740
3.00%, 09/30/25	24,842,000	25,230,156
0.25%, 10/31/25	54,713,000	50,451,371
3.00%, 10/31/25	22,540,000	22,900,992
2.25%, 11/15/25	60,798,000	60,197,145
0.38%, 11/30/25	50,522,000	46,715,088
2.88%, 11/30/25	24,391,000	24,679,690
0.38%, 12/31/25	54,419,000	50,258,923
2.63%, 12/31/25	23,351,000	23,435,830
0.38%, 01/31/26	57,831,000	53,297,140
2.63%, 01/31/26	24,490,000	24,587,577
1.63%, 02/15/26	52,143,000	50,413,726
0.50%, 02/28/26	60,484,000	55,931,161
2.50%, 02/28/26	25,917,000	25,883,591
0.75%, 03/31/26	54,888,000	51,195,925
2.25%, 03/31/26	24,449,000	24,200,690
0.75%, 04/30/26	54,588,000	50,858,531
2.38%, 04/30/26	18,003,000	17,901,030
1.63%, 05/15/26	49,683,000	47,951,858
0.75%, 05/31/26	56,007,000	52,099,637
2.13%, 05/31/26	23,543,000	23,180,659
0.88%, 06/30/26	50,141,000	46,840,704
1.88%, 06/30/26	22,968,000	22,392,006
0.63%, 07/31/26	54,636,000	50,429,455
1.88%, 07/31/26	23,485,000	22,890,536
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.50%, 08/15/26	51,871,000	49,719,164
0.75%, 08/31/26	58,327,000	54,073,230
1.38%, 08/31/26	23,063,000	21,989,129
0.88%, 09/30/26	54,966,000	51,176,352
1.63%, 09/30/26	17,527,000	16,878,638
1.13%, 10/31/26	53,473,000	50,304,307
1.63%, 10/31/26	22,177,000	21,351,427
2.00%, 11/15/26	46,761,000	45,749,063
1.25%, 11/30/26	57,139,000	54,061,083
1.63%, 11/30/26	21,236,000	20,442,968
1.25%, 12/31/26	52,625,000	49,728,569
1.75%, 12/31/26	21,495,000	20,802,290
1.50%, 01/31/27	71,481,000	68,328,576
2.25%, 02/15/27	44,274,000	43,820,884
1.13%, 02/28/27	13,044,000	12,241,998
1.88%, 02/28/27	50,976,000	49,623,941
0.63%, 03/31/27	21,682,000	19,825,479
2.50%, 03/31/27	46,000,000	46,109,609
0.50%, 04/30/27	30,674,000	27,822,277
2.38%, 05/15/27	53,181,000	52,956,643
0.50%, 05/31/27	30,625,000	27,718,018
0.50%, 06/30/27	35,238,000	31,851,848
0.38%, 07/31/27	42,304,000	37,941,400
2.25%, 08/15/27	41,944,000	41,493,430
0.50%, 08/31/27	36,827,000	33,170,194
0.38%, 09/30/27	46,830,000	41,810,409
0.50%, 10/31/27	43,776,000	39,309,480
2.25%, 11/15/27	43,260,000	42,766,566
0.63%, 11/30/27	49,149,000	44,374,251
0.63%, 12/31/27	53,966,000	48,662,154
0.75%, 01/31/28	58,178,000	52,778,354
2.75%, 02/15/28	58,272,000	59,184,776
1.13%, 02/29/28	60,578,000	56,183,729
1.25%, 03/31/28	54,527,000	50,867,727
1.25%, 04/30/28	60,810,000	56,664,944
2.88%, 05/15/28	62,521,000	63,993,663
1.25%, 05/31/28	57,611,000	53,650,244
1.25%, 06/30/28	55,730,000	51,852,847
1.00%, 07/31/28	59,430,000	54,390,057
2.88%, 08/15/28	63,289,000	64,853,919
1.13%, 08/31/28	56,674,000	52,228,633
1.25%, 09/30/28	59,684,000	55,398,876
1.38%, 10/31/28	56,348,000	52,685,380
3.13%, 11/15/28	57,564,000	59,934,018
1.50%, 11/30/28	56,640,000	53,365,500
1.38%, 12/31/28	53,254,000	49,784,169
1.75%, 01/31/29	52,190,000	49,988,234
2.63%, 02/15/29	58,727,000	59,447,324
1.88%, 02/28/29	49,128,000	47,435,387
2.38%, 03/31/29	43,000,000	42,882,422
2.38%, 05/15/29	48,069,000	47,948,828

Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.63%, 08/15/29	43,927,000	41,665,446
1.75%, 11/15/29	33,174,000	31,745,963
1.50%, 02/15/30	56,576,000	53,048,840
0.63%, 05/15/30	77,922,000	67,962,594
0.63%, 08/15/30	99,649,000	86,585,639
0.88%, 11/15/30	106,222,000	94,114,352
1.13%, 02/15/31	100,257,000	90,560,268
1.63%, 05/15/31	99,701,000	93,921,458
1.25%, 08/15/31	111,260,000	101,177,063
1.38%, 11/15/31	106,656,000	97,890,210
1.88%, 02/15/32	69,694,000	66,944,354
Total Treasuries (Cost $4,802,806,649)		4,562,018,005

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25% (a)	6,451,155	6,451,155
Total Short-Term Investments (Cost $6,451,155)		6,451,155
Total Investments in Securities (Cost $4,809,257,804)		4,568,469,160

(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$4,562,018,005	$—	$4,562,018,005
Short-Term Investments[1]	6,451,155	—	—	6,451,155
Total	$6,451,155	$4,562,018,005	$—	$4,568,469,160

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Long-Term U.S. Treasury ETF

Portfolio Holdings as of March 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.4% OF NET ASSETS
Bonds
4.50%, 02/15/36	303,400	384,180
4.75%, 02/15/37	180,400	235,521
5.00%, 05/15/37	232,800	311,625
4.38%, 02/15/38	244,800	309,863
4.50%, 05/15/38	277,300	356,049
3.50%, 02/15/39	284,100	325,783
4.25%, 05/15/39	421,600	528,350
4.50%, 08/15/39	450,300	581,344
4.38%, 11/15/39	484,500	615,656
4.63%, 02/15/40	488,100	640,097
1.13%, 05/15/40	1,461,800	1,152,652
4.38%, 05/15/40	472,600	601,642
1.13%, 08/15/40	1,784,900	1,399,892
3.88%, 08/15/40	469,800	561,558
1.38%, 11/15/40	1,986,600	1,625,598
4.25%, 11/15/40	466,400	583,328
1.88%, 02/15/41	2,406,200	2,142,834
4.75%, 02/15/41	494,500	658,612
2.25%, 05/15/41	2,073,400	1,957,905
4.38%, 05/15/41	456,600	580,595
1.75%, 08/15/41	2,716,200	2,354,181
3.75%, 08/15/41	461,800	543,409
2.00%, 11/15/41	2,283,400	2,067,904
3.13%, 11/15/41	485,000	523,307
2.38%, 02/15/42	1,268,000	1,224,115
3.13%, 02/15/42	513,200	554,296
3.00%, 05/15/42	477,400	505,783
2.75%, 08/15/42	557,900	567,533
2.75%, 11/15/42	808,800	822,006
3.13%, 02/15/43	693,900	746,810
2.88%, 05/15/43	1,097,700	1,136,634
3.63%, 08/15/43	788,000	914,634
3.75%, 11/15/43	801,800	948,504
3.63%, 02/15/44	853,900	993,459
3.38%, 05/15/44	791,600	888,818
3.13%, 08/15/44	1,019,300	1,101,720
3.00%, 11/15/44	892,100	945,765
2.50%, 02/15/45	1,184,100	1,154,498
3.00%, 05/15/45	579,400	615,929
2.88%, 08/15/45	788,600	822,547
3.00%, 11/15/45	465,700	497,098
2.50%, 02/15/46	958,400	939,232
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 05/15/46	970,700	951,893
2.25%, 08/15/46	1,198,300	1,121,534
2.88%, 11/15/46	540,100	568,751
3.00%, 02/15/47	1,066,700	1,148,786
3.00%, 05/15/47	822,000	886,925
2.75%, 08/15/47	1,172,700	1,216,310
2.75%, 11/15/47	1,182,000	1,225,494
3.00%, 02/15/48	1,351,700	1,471,875
3.13%, 05/15/48	1,451,000	1,619,339
3.00%, 08/15/48	1,589,800	1,734,497
3.38%, 11/15/48	1,630,200	1,907,716
3.00%, 02/15/49	1,716,400	1,885,224
2.88%, 05/15/49	1,677,000	1,802,120
2.25%, 08/15/49	1,578,700	1,500,628
2.38%, 11/15/49	1,482,500	1,449,144
2.00%, 02/15/50	1,863,400	1,678,079
1.25%, 05/15/50	2,164,800	1,617,173
1.38%, 08/15/50	2,440,200	1,880,479
1.63%, 11/15/50	2,414,600	1,981,858
1.88%, 02/15/51	2,692,800	2,352,203
2.38%, 05/15/51	2,713,400	2,660,192
2.00%, 08/15/51	2,684,800	2,422,613
1.88%, 11/15/51	2,499,000	2,189,944
2.25%, 02/15/52	1,558,000	1,495,802
Total Treasuries (Cost $84,732,004)		75,189,845

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25% (a)	87	87
Total Short-Term Investments (Cost $87)		87
Total Investments in Securities (Cost $84,732,091)		75,189,932

(a)	The rate shown is the 7-day yield.

Schwab Long-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$75,189,845	$—	$75,189,845
Short-Term Investments[1]	87	—	—	87
Total	$87	$75,189,845	$—	$75,189,932

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Aggregate Bond ETF

Portfolio Holdings as of March 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
All securities are currently in a fixed-rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed-rate obligations, the rate shown is the interest rate that was established when the obligation was issued. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed-rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 24.8% OF NET ASSETS

Financial Institutions 7.9%
Banking 5.4%
Ally Financial, Inc.
3.05%, 06/05/23 (a)	100,000	100,453
1.45%, 10/02/23 (a)	450,000	439,515
3.88%, 05/21/24 (a)	250,000	253,155
5.13%, 09/30/24	400,000	417,980
4.63%, 03/30/25	150,000	155,427
5.80%, 05/01/25 (a)	250,000	265,483
8.00%, 11/01/31	900,000	1,128,405
American Express Co.
3.70%, 08/03/23 (a)	675,000	687,616
0.75%, 11/03/23	250,000	243,980
3.40%, 02/22/24 (a)	475,000	481,607
2.50%, 07/30/24 (a)	550,000	547,789
3.00%, 10/30/24 (a)	700,000	703,395
2.25%, 03/04/25 (a)	575,000	564,765
4.20%, 11/06/25 (a)	400,000	415,956
3.13%, 05/20/26 (a)	50,000	50,195
1.65%, 11/04/26 (a)	250,000	235,800
2.55%, 03/04/27 (a)	575,000	559,118
3.30%, 05/03/27 (a)(b)	700,000	703,675
4.05%, 12/03/42	150,000	158,844
Banco Bilbao Vizcaya Argentaria S.A.
0.88%, 09/18/23	400,000	389,008
1.13%, 09/18/25	400,000	368,496
Banco Santander S.A.
3.85%, 04/12/23	600,000	608,292
2.71%, 06/27/24	600,000	594,594
0.70%, 06/30/24 (a)(c)	400,000	388,564
2.75%, 05/28/25	600,000	585,864
5.18%, 11/19/25	400,000	413,724
4.25%, 04/11/27	400,000	404,924
1.72%, 09/14/27 (a)(c)	200,000	181,420
3.80%, 02/23/28	600,000	591,240
4.18%, 03/24/28 (a)(c)	400,000	402,884
4.38%, 04/12/28	400,000	406,028
3.31%, 06/27/29	400,000	388,464
3.49%, 05/28/30	400,000	386,932
2.75%, 12/03/30	600,000	528,540
2.96%, 03/25/31	400,000	369,592
3.23%, 11/22/32 (a)(c)	400,000	359,572
Bank of America Corp.
4.10%, 07/24/23	600,000	615,252
4.13%, 01/22/24	950,000	975,213
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.55%, 03/05/24 (a)(c)	1,150,000	1,157,900
4.00%, 04/01/24	850,000	873,256
0.52%, 06/14/24 (a)(c)	700,000	680,540
3.86%, 07/23/24 (a)(c)	750,000	759,067
4.20%, 08/26/24	950,000	973,807
0.81%, 10/24/24 (a)(c)	400,000	386,908
4.00%, 01/22/25	750,000	764,197
1.84%, 02/04/25 (a)(c)	250,000	244,688
3.46%, 03/15/25 (a)(c)	750,000	754,912
3.95%, 04/21/25	800,000	815,008
0.98%, 04/22/25 (a)(c)	500,000	479,395
3.88%, 08/01/25	850,000	873,613
0.98%, 09/25/25 (a)(c)	750,000	711,870
3.09%, 10/01/25 (a)(c)	750,000	747,585
2.46%, 10/22/25 (a)(c)	850,000	835,227
1.53%, 12/06/25 (a)(c)	250,000	239,328
3.37%, 01/23/26 (a)(c)	500,000	500,040
2.02%, 02/13/26 (a)(c)	700,000	674,380
4.45%, 03/03/26	700,000	724,780
3.50%, 04/19/26	1,050,000	1,064,847
1.32%, 06/19/26 (a)(c)	350,000	328,003
6.22%, 09/15/26	100,000	109,745
4.25%, 10/22/26	900,000	928,539
1.20%, 10/24/26 (a)(c)	700,000	647,955
1.66%, 03/11/27 (a)(c)	500,000	467,200
3.56%, 04/23/27 (a)(c)	1,250,000	1,254,987
1.73%, 07/22/27 (a)(c)	1,500,000	1,394,865
3.25%, 10/21/27 (a)	1,000,000	997,750
4.18%, 11/25/27 (a)	800,000	816,896
3.82%, 01/20/28 (a)(c)	1,150,000	1,164,248
3.71%, 04/24/28 (a)(c)	500,000	504,180
3.59%, 07/21/28 (a)(c)	850,000	852,992
3.42%, 12/20/28 (a)(c)	2,100,000	2,081,814
3.97%, 03/05/29 (a)(c)	1,000,000	1,017,750
2.09%, 06/14/29 (a)(c)	500,000	457,415
4.27%, 07/23/29 (a)(c)	1,000,000	1,034,060
3.97%, 02/07/30 (a)(c)	950,000	966,121
3.19%, 07/23/30 (a)(c)	1,000,000	968,610
2.88%, 10/22/30 (a)(c)	800,000	758,504
2.50%, 02/13/31 (a)(c)	1,200,000	1,102,320
2.59%, 04/29/31 (a)(c)	1,060,000	980,246
1.90%, 07/23/31 (a)(c)	900,000	787,338
1.92%, 10/24/31 (a)(c)	950,000	828,751
2.65%, 03/11/32 (a)(c)	750,000	690,585
2.69%, 04/22/32 (a)(c)	1,500,000	1,379,205
2.30%, 07/21/32 (a)(c)	1,250,000	1,113,387
2.57%, 10/20/32 (a)(c)	1,000,000	911,380
2.97%, 02/04/33 (a)(c)	1,000,000	938,720
2.48%, 09/21/36 (a)(c)	250,000	215,365
6.11%, 01/29/37	650,000	777,595

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.24%, 04/24/38 (a)(c)	250,000	261,318
7.75%, 05/14/38	500,000	698,125
4.08%, 04/23/40 (a)(c)	700,000	720,209
2.68%, 06/19/41 (a)(c)	1,650,000	1,399,431
5.88%, 02/07/42	550,000	693,720
3.31%, 04/22/42 (a)(c)	1,150,000	1,065,153
5.00%, 01/21/44	650,000	750,828
4.88%, 04/01/44	200,000	225,778
4.75%, 04/21/45	200,000	215,490
4.44%, 01/20/48 (a)(c)	800,000	869,144
3.95%, 01/23/49 (a)(c)	475,000	482,396
4.33%, 03/15/50 (a)(c)	850,000	912,840
4.08%, 03/20/51 (a)(c)	1,850,000	1,914,139
2.83%, 10/24/51 (a)(c)	350,000	298,165
3.48%, 03/13/52 (a)(c)	300,000	284,748
2.97%, 07/21/52 (a)(c)	700,000	602,994
Bank of America NA
6.00%, 10/15/36	350,000	428,435
Bank of Montreal
0.40%, 09/15/23	400,000	388,264
0.45%, 12/08/23	350,000	337,677
3.30%, 02/05/24	650,000	659,204
2.15%, 03/08/24	400,000	396,164
2.50%, 06/28/24	500,000	497,865
1.50%, 01/10/25	500,000	479,255
1.85%, 05/01/25	475,000	457,720
1.25%, 09/15/26	400,000	367,496
0.95%, 01/22/27 (a)(c)	300,000	275,526
2.65%, 03/08/27	300,000	290,301
4.34%, 10/05/28 (a)(c)	300,000	304,878
3.80%, 12/15/32 (a)(c)	429,000	425,229
3.09%, 01/10/37 (a)(c)	400,000	365,064
Bank of New York Mellon Corp.
3.50%, 04/28/23	250,000	253,450
3.45%, 08/11/23	250,000	253,673
2.20%, 08/16/23 (a)	500,000	499,855
0.35%, 12/07/23 (a)	150,000	145,137
3.65%, 02/04/24 (a)	150,000	152,729
3.25%, 09/11/24 (a)	350,000	353,983
2.10%, 10/24/24	320,000	316,032
0.85%, 10/25/24 (a)	250,000	239,635
3.00%, 02/24/25 (a)	250,000	251,538
1.60%, 04/24/25 (a)	550,000	531,151
3.95%, 11/18/25 (a)	750,000	773,115
0.75%, 01/28/26 (a)	150,000	138,918
2.45%, 08/17/26 (a)	300,000	295,362
2.05%, 01/26/27 (a)	250,000	241,163
3.25%, 05/16/27 (a)	300,000	303,729
3.40%, 01/29/28 (a)	250,000	253,820
3.44%, 02/07/28 (a)(c)	300,000	304,257
3.85%, 04/28/28	100,000	104,099
1.65%, 07/14/28 (a)	100,000	91,904
3.00%, 10/30/28 (a)	450,000	439,128
3.30%, 08/23/29 (a)	300,000	299,688
1.80%, 07/28/31 (a)	400,000	354,456
Bank of Nova Scotia
1.63%, 05/01/23	400,000	397,372
0.80%, 06/15/23	150,000	147,161
3.40%, 02/11/24	650,000	658,352
0.70%, 04/15/24	400,000	383,764
1.45%, 01/10/25	500,000	480,420
2.20%, 02/03/25	400,000	390,836
1.30%, 06/11/25	550,000	519,425
4.50%, 12/16/25	600,000	621,048
1.05%, 03/02/26	350,000	322,032
1.35%, 06/24/26	250,000	232,243
2.70%, 08/03/26	650,000	637,559
1.95%, 02/02/27	250,000	236,250
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.95%, 03/11/27	250,000	245,523
2.15%, 08/01/31	350,000	315,700
2.45%, 02/02/32	300,000	276,030
BankUnited, Inc.
4.88%, 11/17/25 (a)	200,000	209,234
5.13%, 06/11/30 (a)	100,000	103,882
Barclays Bank PLC
3.75%, 05/15/24	200,000	203,232
Barclays PLC
4.34%, 05/16/24 (a)(c)	400,000	406,472
4.38%, 09/11/24	200,000	203,120
1.01%, 12/10/24 (a)(c)	250,000	240,083
3.65%, 03/16/25	800,000	803,184
3.93%, 05/07/25 (a)(c)	700,000	705,740
4.38%, 01/12/26	900,000	920,304
2.85%, 05/07/26 (a)(c)	400,000	389,004
5.20%, 05/12/26	700,000	730,702
2.28%, 11/24/27 (a)(c)	400,000	372,116
4.34%, 01/10/28 (a)	400,000	406,904
4.84%, 05/09/28 (a)	700,000	715,414
4.97%, 05/16/29 (a)(c)	750,000	787,807
5.09%, 06/20/30 (a)(c)	500,000	519,525
2.65%, 06/24/31 (a)(c)	200,000	181,992
2.67%, 03/10/32 (a)(c)	350,000	313,912
2.89%, 11/24/32 (a)(c)	400,000	363,296
3.56%, 09/23/35 (a)(c)	400,000	368,468
3.81%, 03/10/42 (a)(c)	300,000	267,609
3.33%, 11/24/42 (a)(c)	400,000	348,632
5.25%, 08/17/45	500,000	557,875
4.95%, 01/10/47	500,000	546,580
BNP Paribas S.A.
4.25%, 10/15/24	300,000	307,692
BPCE S.A.
4.00%, 04/15/24	500,000	509,330
3.38%, 12/02/26	250,000	248,733
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	500,000	488,155
0.95%, 06/23/23	500,000	490,915
3.50%, 09/13/23	450,000	456,759
0.50%, 12/14/23	300,000	289,764
3.10%, 04/02/24	250,000	251,025
2.25%, 01/28/25	400,000	390,976
0.95%, 10/23/25	200,000	184,464
Capital One Bank USA NA
2.28%, 01/28/26 (a)(c)	325,000	315,712
Capital One Financial Corp.
3.50%, 06/15/23	750,000	758,512
3.90%, 01/29/24 (a)	250,000	254,165
3.75%, 04/24/24 (a)	200,000	202,998
3.30%, 10/30/24 (a)	700,000	704,445
1.34%, 12/06/24 (a)(c)	250,000	242,665
3.20%, 02/05/25 (a)	500,000	501,055
4.20%, 10/29/25 (a)	550,000	564,030
2.64%, 03/03/26 (a)(c)	400,000	392,092
3.75%, 07/28/26 (a)	500,000	503,775
3.75%, 03/09/27 (a)	250,000	252,068
3.65%, 05/11/27 (a)	250,000	250,788
1.88%, 11/02/27 (a)(c)	200,000	185,332
3.80%, 01/31/28 (a)	550,000	555,027
3.27%, 03/01/30 (a)(c)	400,000	387,172
2.36%, 07/29/32 (a)(c)	300,000	257,262
2.62%, 11/02/32 (a)(c)	200,000	180,212
CIT Bank NA
2.97%, 09/27/25 (a)(c)	250,000	247,973
Citibank NA
3.65%, 01/23/24 (a)	850,000	865,478

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Citigroup, Inc.
3.50%, 05/15/23	600,000	608,964
3.88%, 10/25/23	350,000	358,645
1.68%, 05/15/24 (a)(c)	200,000	198,250
4.04%, 06/01/24 (a)(c)	450,000	455,859
3.75%, 06/16/24	500,000	508,760
4.00%, 08/05/24	250,000	256,250
0.78%, 10/30/24 (a)(c)	500,000	483,355
3.88%, 03/26/25	450,000	456,039
3.35%, 04/24/25 (a)(c)	800,000	802,272
3.30%, 04/27/25	765,000	770,715
0.98%, 05/01/25 (a)(c)	600,000	572,754
4.40%, 06/10/25	750,000	772,477
5.50%, 09/13/25	550,000	587,911
3.70%, 01/12/26	950,000	962,663
4.60%, 03/09/26	600,000	623,022
3.11%, 04/08/26 (a)(c)	1,350,000	1,338,970
3.40%, 05/01/26	600,000	605,274
3.20%, 10/21/26 (a)	1,100,000	1,092,168
4.30%, 11/20/26	350,000	360,847
1.12%, 01/28/27 (a)(c)	600,000	551,460
1.46%, 06/09/27 (a)(c)	800,000	736,872
4.45%, 09/29/27	1,250,000	1,290,150
3.89%, 01/10/28 (a)(c)	1,050,000	1,062,673
6.63%, 01/15/28	450,000	520,479
3.07%, 02/24/28 (a)(c)	500,000	488,245
3.67%, 07/24/28 (a)(c)	900,000	900,927
4.13%, 07/25/28	800,000	813,120
3.52%, 10/27/28 (a)(c)	900,000	894,384
4.08%, 04/23/29 (a)(c)	300,000	306,495
3.98%, 03/20/30 (a)(c)	950,000	968,135
2.98%, 11/05/30 (a)(c)	900,000	856,368
2.67%, 01/29/31 (a)(c)	750,000	697,050
4.41%, 03/31/31 (a)(c)	1,350,000	1,406,524
2.57%, 06/03/31 (a)(c)	1,200,000	1,099,032
2.56%, 05/01/32 (a)(c)	750,000	679,387
6.63%, 06/15/32	300,000	363,660
2.52%, 11/03/32 (a)(c)	600,000	538,434
3.06%, 01/25/33 (a)(c)	750,000	702,285
5.88%, 02/22/33	150,000	172,692
6.00%, 10/31/33	350,000	409,094
3.88%, 01/24/39 (a)(c)	300,000	301,626
8.13%, 07/15/39	550,000	833,354
5.32%, 03/26/41 (a)(c)	600,000	701,976
5.88%, 01/30/42	400,000	497,396
2.90%, 11/03/42 (a)(c)	250,000	214,813
6.68%, 09/13/43	300,000	399,315
5.30%, 05/06/44	300,000	342,249
4.65%, 07/30/45	200,000	221,726
4.75%, 05/18/46	750,000	804,285
4.28%, 04/24/48 (a)(c)	300,000	322,968
4.65%, 07/23/48 (a)	800,000	905,368
Citizens Bank NA
3.75%, 02/18/26 (a)	100,000	102,213
Citizens Financial Group, Inc.
4.30%, 12/03/25 (a)	150,000	153,246
2.85%, 07/27/26 (a)	150,000	147,957
2.50%, 02/06/30 (a)	200,000	185,178
3.25%, 04/30/30 (a)	300,000	293,325
2.64%, 09/30/32 (a)	250,000	221,213
Comerica Bank
4.00%, 07/27/25	250,000	255,313
Comerica, Inc.
3.70%, 07/31/23 (a)	350,000	354,806
4.00%, 02/01/29 (a)	150,000	155,615
Cooperatieve Rabobank UA
0.38%, 01/12/24	250,000	240,103
1.38%, 01/10/25	100,000	95,762
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.38%, 05/21/25	700,000	705,397
4.38%, 08/04/25	750,000	762,862
3.75%, 07/21/26	250,000	248,550
5.25%, 05/24/41	350,000	431,533
5.75%, 12/01/43	450,000	547,222
5.25%, 08/04/45	500,000	572,230
Credit Suisse AG
1.00%, 05/05/23	750,000	738,982
0.52%, 08/09/23	500,000	486,815
0.50%, 02/02/24	250,000	239,230
3.63%, 09/09/24	1,050,000	1,062,526
2.95%, 04/09/25	500,000	494,905
1.25%, 08/07/26	600,000	549,630
Credit Suisse Group AG
3.80%, 06/09/23	600,000	605,820
3.75%, 03/26/25	750,000	747,967
4.55%, 04/17/26	500,000	508,870
4.88%, 05/15/45	500,000	520,295
Credit Suisse USA, Inc.
7.13%, 07/15/32	300,000	388,797
Deutsche Bank AG
0.90%, 05/28/24	600,000	572,070
3.70%, 05/30/24	549,000	552,844
2.22%, 09/18/24 (a)(c)	650,000	636,460
1.45%, 04/01/25 (a)(c)	150,000	143,385
3.96%, 11/26/25 (a)(c)	700,000	700,042
4.10%, 01/13/26	550,000	556,754
1.69%, 03/19/26	300,000	281,511
2.13%, 11/24/26 (a)(c)	550,000	510,801
2.31%, 11/16/27 (a)(c)	500,000	460,120
2.55%, 01/07/28 (a)(c)	500,000	462,175
3.55%, 09/18/31 (a)(c)	600,000	566,658
3.04%, 05/28/32 (a)(c)	300,000	270,129
Discover Bank
4.20%, 08/08/23	500,000	508,735
2.45%, 09/12/24 (a)	300,000	294,999
4.68%, 08/09/28 (a)(c)	250,000	253,715
4.65%, 09/13/28 (a)	1,000,000	1,037,200
Discover Financial Services
3.95%, 11/06/24 (a)	200,000	203,352
3.75%, 03/04/25 (a)	250,000	252,715
Fifth Third Bancorp
1.63%, 05/05/23 (a)	200,000	198,662
4.30%, 01/16/24 (a)	250,000	255,925
3.65%, 01/25/24 (a)	575,000	582,498
2.38%, 01/28/25 (a)	50,000	48,943
2.55%, 05/05/27 (a)	300,000	290,934
1.71%, 11/01/27 (a)(c)	250,000	232,655
3.95%, 03/14/28 (a)	200,000	205,124
8.25%, 03/01/38	350,000	517,370
Fifth Third Bank NA
3.95%, 07/28/25 (a)	250,000	257,198
3.85%, 03/15/26 (a)	300,000	305,640
2.25%, 02/01/27 (a)	50,000	48,158
First Horizon Bank
5.75%, 05/01/30 (a)	250,000	282,548
First Horizon Corp.
3.55%, 05/26/23 (a)	100,000	100,627
4.00%, 05/26/25 (a)	200,000	202,782
First Republic Bank
4.38%, 08/01/46 (a)	250,000	259,088
First-Citizens Bank & Trust Co.
6.13%, 03/09/28	200,000	221,466
Goldman Sachs Capital l
6.35%, 02/15/34	300,000	354,096

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Goldman Sachs Group, Inc.
1.22%, 12/06/23 (a)	600,000	586,038
3.63%, 02/20/24 (a)	600,000	608,034
4.00%, 03/03/24	1,050,000	1,071,777
0.67%, 03/08/24 (a)(c)	750,000	735,330
3.85%, 07/08/24 (a)	700,000	712,271
0.66%, 09/10/24 (a)(c)	500,000	483,925
0.93%, 10/21/24 (a)(c)	500,000	484,785
3.50%, 01/23/25 (a)	900,000	909,621
1.76%, 01/24/25 (a)(c)	500,000	487,695
3.50%, 04/01/25 (a)	1,200,000	1,210,908
3.75%, 05/22/25 (a)	700,000	711,137
3.27%, 09/29/25 (a)(c)	900,000	900,783
4.25%, 10/21/25	700,000	719,705
0.86%, 02/12/26 (a)(c)	150,000	139,980
3.75%, 02/25/26 (a)	350,000	356,034
3.50%, 11/16/26 (a)	900,000	903,996
1.09%, 12/09/26 (a)(c)	750,000	688,065
5.95%, 01/15/27	265,000	291,519
3.85%, 01/26/27 (a)	1,145,000	1,158,889
1.43%, 03/09/27 (a)(c)	1,200,000	1,107,756
1.54%, 09/10/27 (a)(c)	1,000,000	916,960
1.95%, 10/21/27 (a)(c)	1,000,000	930,030
2.64%, 02/24/28 (a)(c)	750,000	718,215
3.69%, 06/05/28 (a)(c)	850,000	852,312
3.81%, 04/23/29 (a)(c)	675,000	679,718
4.22%, 05/01/29 (a)(c)	1,050,000	1,076,428
2.60%, 02/07/30 (a)	700,000	650,090
3.80%, 03/15/30 (a)	950,000	957,752
1.99%, 01/27/32 (a)(c)	950,000	823,412
2.62%, 04/22/32 (a)(c)	1,400,000	1,274,014
2.38%, 07/21/32 (a)(c)	1,000,000	889,200
2.65%, 10/21/32 (a)(c)	1,000,000	908,860
6.13%, 02/15/33	200,000	239,486
3.10%, 02/24/33 (a)(c)	1,500,000	1,415,925
6.45%, 05/01/36	200,000	244,798
6.75%, 10/01/37	1,800,000	2,277,180
4.02%, 10/31/38 (a)(c)	900,000	909,612
4.41%, 04/23/39 (a)(c)	500,000	527,365
6.25%, 02/01/41	750,000	969,367
3.21%, 04/22/42 (a)(c)	800,000	720,744
2.91%, 07/21/42 (a)(c)	500,000	431,135
3.44%, 02/24/43 (a)(c)	500,000	463,455
4.80%, 07/08/44 (a)	575,000	639,233
5.15%, 05/22/45	650,000	730,424
4.75%, 10/21/45 (a)	600,000	673,176
HSBC Bank USA NA
5.63%, 08/15/35	250,000	284,495
7.00%, 01/15/39	250,000	342,215
HSBC Holdings PLC
3.60%, 05/25/23	700,000	708,316
4.25%, 03/14/24	700,000	710,626
3.95%, 05/18/24 (a)(c)	700,000	707,007
0.73%, 08/17/24 (a)(c)	50,000	48,399
1.16%, 11/22/24 (a)(c)	400,000	386,536
3.80%, 03/11/25 (a)(c)	850,000	854,658
0.98%, 05/24/25 (a)(c)	200,000	189,838
4.25%, 08/18/25	400,000	404,896
2.63%, 11/07/25 (a)(c)	500,000	488,085
4.30%, 03/08/26	1,000,000	1,027,370
1.65%, 04/18/26 (a)(c)	950,000	895,774
3.90%, 05/25/26	1,100,000	1,112,848
2.10%, 06/04/26 (a)(c)	1,050,000	998,560
4.29%, 09/12/26 (a)(c)	1,000,000	1,014,270
4.38%, 11/23/26	550,000	560,675
1.59%, 05/24/27 (a)(c)	750,000	686,325
4.04%, 03/13/28 (a)(c)	800,000	803,536
2.01%, 09/22/28 (a)(c)	650,000	590,317
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.58%, 06/19/29 (a)(c)	1,250,000	1,290,200
2.21%, 08/17/29 (a)(c)	750,000	675,922
4.95%, 03/31/30	850,000	909,848
3.97%, 05/22/30 (a)(c)	1,000,000	1,002,620
2.85%, 06/04/31 (a)(c)	450,000	416,592
2.36%, 08/18/31 (a)(c)	500,000	444,245
7.63%, 05/17/32	87,000	110,741
2.80%, 05/24/32 (a)(c)	800,000	728,752
2.87%, 11/22/32 (a)(c)	600,000	546,774
6.50%, 05/02/36	650,000	790,023
6.50%, 09/15/37	750,000	916,942
6.80%, 06/01/38	550,000	689,348
6.10%, 01/14/42	200,000	253,764
5.25%, 03/14/44	495,000	545,871
HSBC USA, Inc.
3.50%, 06/23/24	200,000	202,218
Huntington Bancshares, Inc.
2.63%, 08/06/24 (a)	250,000	248,135
4.00%, 05/15/25 (a)	150,000	153,033
2.55%, 02/04/30 (a)	250,000	237,298
2.49%, 08/15/36 (a)(b)(c)	250,000	218,495
Huntington National Bank
3.55%, 10/06/23 (a)	250,000	253,150
ING Groep N.V.
4.10%, 10/02/23	400,000	406,740
3.55%, 04/09/24	250,000	253,058
3.87%, 03/28/26 (a)(c)	400,000	402,152
3.95%, 03/29/27	500,000	506,300
1.73%, 04/01/27 (a)(c)	500,000	462,050
4.02%, 03/28/28 (a)(c)	400,000	402,928
4.55%, 10/02/28	500,000	519,315
4.05%, 04/09/29	255,000	258,930
2.73%, 04/01/32 (a)(c)	250,000	228,608
4.25%, 03/28/33 (a)(c)	300,000	308,895
Intesa Sanpaolo S.p.A.
5.25%, 01/12/24	200,000	205,166
JPMorgan Chase & Co.
3.38%, 05/01/23	625,000	632,237
2.70%, 05/18/23 (a)	750,000	753,217
3.88%, 02/01/24	470,000	480,608
3.56%, 04/23/24 (a)(c)	700,000	707,238
3.63%, 05/13/24	500,000	510,280
1.51%, 06/01/24 (a)(c)	300,000	296,019
3.80%, 07/23/24 (a)(c)	940,000	951,111
3.88%, 09/10/24	1,150,000	1,175,024
0.65%, 09/16/24 (a)(c)	350,000	340,379
4.02%, 12/05/24 (a)(c)	700,000	711,340
3.13%, 01/23/25 (a)	1,075,000	1,081,600
0.56%, 02/16/25 (a)(c)	300,000	287,301
3.22%, 03/01/25 (a)(c)	600,000	602,472
0.82%, 06/01/25 (a)(c)	700,000	668,360
0.97%, 06/23/25 (a)(c)	700,000	668,773
3.90%, 07/15/25 (a)	750,000	770,880
7.75%, 07/15/25	100,000	112,843
0.77%, 08/09/25 (a)(c)	250,000	237,268
2.30%, 10/15/25 (a)(c)	650,000	635,303
1.56%, 12/10/25 (a)(c)	100,000	95,741
2.01%, 03/13/26 (a)(c)	700,000	675,710
3.30%, 04/01/26 (a)	925,000	933,945
2.08%, 04/22/26 (a)(c)	1,250,000	1,205,250
3.20%, 06/15/26 (a)	799,000	802,923
2.95%, 10/01/26 (a)	1,125,000	1,118,227
7.63%, 10/15/26	300,000	353,562
1.05%, 11/19/26 (a)(c)	800,000	739,880
4.13%, 12/15/26	700,000	725,060
3.96%, 01/29/27 (a)(c)	750,000	766,710
1.04%, 02/04/27 (a)(c)	900,000	824,958

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.58%, 04/22/27 (a)(c)	500,000	466,070
8.00%, 04/29/27	250,000	301,443
1.05%, 06/23/27 (a)	100,000	89,027
1.47%, 09/22/27 (a)(c)	750,000	693,697
4.25%, 10/01/27	493,000	509,915
3.63%, 12/01/27 (a)	500,000	502,530
3.78%, 02/01/28 (a)(c)	1,000,000	1,013,110
2.95%, 02/24/28 (a)(c)	500,000	488,115
3.54%, 05/01/28 (a)(c)	900,000	903,708
2.18%, 06/01/28 (a)(c)	500,000	469,605
3.51%, 01/23/29 (a)(c)	750,000	749,610
4.01%, 04/23/29 (a)(c)	750,000	766,402
2.07%, 06/01/29 (a)(c)	750,000	690,502
4.20%, 07/23/29 (a)(c)	1,000,000	1,033,970
4.45%, 12/05/29 (a)(c)	750,000	784,575
3.70%, 05/06/30 (a)(c)	900,000	906,480
8.75%, 09/01/30	200,000	270,838
2.74%, 10/15/30 (a)(c)	1,200,000	1,136,088
4.49%, 03/24/31 (a)(c)	1,000,000	1,062,870
2.52%, 04/22/31 (a)(c)	950,000	881,020
2.96%, 05/13/31 (a)(c)	1,150,000	1,079,217
1.76%, 11/19/31 (a)(c)	600,000	519,306
1.95%, 02/04/32 (a)(c)	1,100,000	961,422
2.58%, 04/22/32 (a)(c)	1,000,000	917,580
2.55%, 11/08/32 (a)(c)	750,000	685,147
2.96%, 01/25/33 (a)(c)	750,000	708,367
6.40%, 05/15/38	900,000	1,177,011
3.88%, 07/24/38 (a)(c)	850,000	864,467
5.50%, 10/15/40	500,000	601,585
3.11%, 04/22/41 (a)(c)	350,000	317,576
5.60%, 07/15/41	500,000	608,665
2.53%, 11/19/41 (a)(c)	500,000	414,230
5.40%, 01/06/42	450,000	539,095
3.16%, 04/22/42 (a)(c)	700,000	634,921
5.63%, 08/16/43	450,000	548,370
4.85%, 02/01/44	100,000	113,757
4.95%, 06/01/45	400,000	455,060
4.26%, 02/22/48 (a)(c)	725,000	776,576
4.03%, 07/24/48 (a)(c)	500,000	518,470
3.96%, 11/15/48 (a)(c)	1,150,000	1,179,900
3.90%, 01/23/49 (a)(c)	500,000	508,125
3.11%, 04/22/51 (a)(c)	750,000	669,060
3.33%, 04/22/52 (a)(c)	1,250,000	1,159,162
KeyBank NA
0.43%, 06/14/24 (a)(c)	250,000	243,860
3.30%, 06/01/25	450,000	452,894
3.90%, 04/13/29	250,000	254,495
KeyCorp
2.25%, 04/06/27	250,000	237,808
4.10%, 04/30/28	400,000	412,788
2.55%, 10/01/29	150,000	141,773
Lloyds Banking Group PLC
4.05%, 08/16/23	500,000	508,865
3.90%, 03/12/24	350,000	355,541
0.70%, 05/11/24 (a)(c)	400,000	389,800
4.50%, 11/04/24	500,000	511,535
4.45%, 05/08/25	300,000	307,509
3.87%, 07/09/25 (a)(c)	400,000	403,808
4.58%, 12/10/25	200,000	204,264
2.44%, 02/05/26 (a)(c)	250,000	241,495
3.51%, 03/18/26 (a)(c)	300,000	298,626
4.65%, 03/24/26	750,000	767,415
3.75%, 01/11/27	400,000	401,180
1.63%, 05/11/27 (a)(c)	300,000	275,397
3.75%, 03/18/28 (a)(c)	300,000	299,055
4.38%, 03/22/28	750,000	766,627
4.55%, 08/16/28	200,000	206,692
3.57%, 11/07/28 (a)(c)	750,000	733,860
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.30%, 12/01/45	350,000	384,930
4.34%, 01/09/48	500,000	488,885
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (a)	250,000	248,953
3.40%, 08/17/27	250,000	248,600
Mitsubishi UFJ Financial Group, Inc.
3.76%, 07/26/23	750,000	761,752
3.41%, 03/07/24	500,000	504,920
2.80%, 07/18/24	300,000	298,170
0.85%, 09/15/24 (a)(c)	750,000	726,892
2.19%, 02/25/25	850,000	823,004
3.78%, 03/02/25	350,000	356,206
1.41%, 07/17/25	600,000	562,104
0.95%, 07/19/25 (a)(c)	700,000	664,391
0.96%, 10/11/25 (a)(c)	400,000	377,336
3.85%, 03/01/26	750,000	760,087
2.76%, 09/13/26	200,000	194,356
3.68%, 02/22/27	300,000	303,525
1.54%, 07/20/27 (a)(c)	500,000	459,975
3.29%, 07/25/27	550,000	545,924
2.34%, 01/19/28 (a)(c)	400,000	378,156
3.96%, 03/02/28	250,000	254,453
3.74%, 03/07/29	700,000	708,323
3.20%, 07/18/29	850,000	826,064
2.56%, 02/25/30	650,000	602,218
2.05%, 07/17/30	550,000	488,439
2.31%, 07/20/32 (a)(c)	500,000	447,695
2.85%, 01/19/33 (a)(c)	400,000	372,884
4.29%, 07/26/38	200,000	210,746
4.15%, 03/07/39	150,000	155,318
3.75%, 07/18/39	500,000	494,120
Mizuho Financial Group, Inc.
1.24%, 07/10/24 (a)(c)	400,000	391,740
0.85%, 09/08/24 (a)(c)	250,000	242,455
3.92%, 09/11/24 (a)(c)	250,000	252,978
2.56%, 09/13/25 (a)(c)	200,000	196,130
2.23%, 05/25/26 (a)(c)	400,000	383,928
3.66%, 02/28/27	400,000	403,328
1.23%, 05/22/27 (a)(c)	250,000	227,413
1.55%, 07/09/27 (a)(c)	250,000	229,865
3.17%, 09/11/27	700,000	690,200
4.02%, 03/05/28	200,000	203,168
4.25%, 09/11/29 (a)(c)	750,000	770,925
3.15%, 07/16/30 (a)(c)	250,000	240,935
2.87%, 09/13/30 (a)(c)	200,000	188,942
2.59%, 05/25/31 (a)(c)	550,000	504,642
2.20%, 07/10/31 (a)(c)	250,000	222,510
1.98%, 09/08/31 (a)(c)	400,000	349,088
2.56%, 09/13/31	200,000	175,140
2.26%, 07/09/32 (a)(c)	250,000	221,048
Morgan Stanley
4.10%, 05/22/23	600,000	610,896
0.73%, 04/05/24 (a)(c)	750,000	735,015
3.74%, 04/24/24 (a)(c)	1,000,000	1,010,090
3.88%, 04/29/24	1,050,000	1,071,556
3.70%, 10/23/24	950,000	967,204
0.79%, 01/22/25 (a)(c)	250,000	240,045
0.79%, 05/30/25 (a)(c)	1,100,000	1,045,352
2.72%, 07/22/25 (a)(c)	490,000	484,948
4.00%, 07/23/25	1,000,000	1,024,980
0.86%, 10/21/25 (a)(c)	400,000	377,576
1.16%, 10/21/25 (a)(c)	500,000	475,410
5.00%, 11/24/25	750,000	790,890
3.88%, 01/27/26	1,200,000	1,223,148
2.19%, 04/28/26 (a)(c)	750,000	725,947
3.13%, 07/27/26	1,300,000	1,289,301
6.25%, 08/09/26	200,000	222,818
4.35%, 09/08/26	750,000	773,925

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.99%, 12/10/26 (a)(c)	700,000	644,189
3.63%, 01/20/27	1,150,000	1,162,063
3.95%, 04/23/27	650,000	662,948
1.59%, 05/04/27 (a)(c)	750,000	697,417
1.51%, 07/20/27 (a)(c)	1,500,000	1,383,675
2.48%, 01/21/28 (a)(c)	750,000	715,522
3.59%, 07/22/28 (a)(c)	1,100,000	1,104,741
3.77%, 01/24/29 (a)(c)	850,000	857,675
4.43%, 01/23/30 (a)(c)	1,200,000	1,257,264
2.70%, 01/22/31 (a)(c)	1,400,000	1,312,444
3.62%, 04/01/31 (a)(c)	1,000,000	997,960
1.79%, 02/13/32 (a)(c)	450,000	388,211
7.25%, 04/01/32	450,000	581,782
1.93%, 04/28/32 (a)(c)	600,000	518,940
2.24%, 07/21/32 (a)(c)	1,500,000	1,330,590
2.51%, 10/20/32 (a)(c)	750,000	679,432
2.94%, 01/21/33 (a)(c)	750,000	703,155
2.48%, 09/16/36 (a)(c)	850,000	730,226
3.97%, 07/22/38 (a)(c)	750,000	758,062
4.46%, 04/22/39 (a)(c)	250,000	269,495
3.22%, 04/22/42 (a)(c)	700,000	644,798
6.38%, 07/24/42	700,000	937,188
4.30%, 01/27/45	850,000	895,883
4.38%, 01/22/47	750,000	813,247
5.60%, 03/24/51 (a)(c)	500,000	643,655
2.80%, 01/25/52 (a)(c)	450,000	376,893
National Australia Bank Ltd.
2.88%, 04/12/23	250,000	251,793
3.63%, 06/20/23	250,000	253,575
3.38%, 01/14/26	250,000	253,485
2.50%, 07/12/26	500,000	488,700
National Bank of Canada
0.55%, 11/15/24 (a)(c)	250,000	240,988
Natwest Group PLC
3.88%, 09/12/23	750,000	757,522
6.00%, 12/19/23	400,000	416,388
2.36%, 05/22/24 (a)(c)	200,000	198,440
5.13%, 05/28/24	400,000	411,044
4.52%, 06/25/24 (a)(c)	550,000	558,701
4.27%, 03/22/25 (a)(c)	700,000	708,519
4.80%, 04/05/26	600,000	620,832
1.64%, 06/14/27 (a)(c)	250,000	228,738
3.07%, 05/22/28 (a)(c)	300,000	288,336
4.89%, 05/18/29 (a)(c)	700,000	727,601
3.75%, 11/01/29 (a)(c)	200,000	198,442
5.08%, 01/27/30 (a)(c)	550,000	586,168
4.45%, 05/08/30 (a)(c)	500,000	513,435
3.03%, 11/28/35 (a)(c)	250,000	222,555
New York Community Bancorp, Inc.
5.90%, 11/06/28 (a)(c)	200,000	209,008
Northern Trust Corp.
3.95%, 10/30/25	450,000	463,770
3.65%, 08/03/28 (a)	250,000	257,595
3.15%, 05/03/29 (a)	150,000	150,795
1.95%, 05/01/30 (a)	250,000	229,268
PNC Bank NA
3.50%, 06/08/23 (a)	250,000	253,060
3.80%, 07/25/23 (a)	500,000	507,415
2.50%, 08/27/24 (a)	250,000	248,140
3.30%, 10/30/24 (a)	250,000	252,743
3.88%, 04/10/25 (a)	250,000	254,733
3.25%, 06/01/25 (a)	500,000	506,825
3.10%, 10/25/27 (a)	550,000	551,457
3.25%, 01/22/28 (a)	250,000	249,878
4.05%, 07/26/28	550,000	565,862
2.70%, 10/22/29	300,000	285,999
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PNC Financial Services Group, Inc.
3.50%, 01/23/24 (a)	350,000	355,586
3.90%, 04/29/24 (a)	100,000	102,096
2.20%, 11/01/24 (a)	300,000	296,601
2.60%, 07/23/26 (a)	400,000	394,384
3.15%, 05/19/27 (a)	100,000	100,345
3.45%, 04/23/29 (a)	500,000	509,455
2.55%, 01/22/30 (a)	700,000	668,332
Regions Bank
6.45%, 06/26/37	250,000	312,530
Regions Financial Corp.
2.25%, 05/18/25 (a)	250,000	243,685
1.80%, 08/12/28 (a)	250,000	224,698
7.38%, 12/10/37	75,000	99,772
Royal Bank of Canada
1.60%, 04/17/23	400,000	397,780
3.70%, 10/05/23	650,000	661,524
0.50%, 10/26/23	425,000	412,144
0.43%, 01/19/24	550,000	531,140
2.55%, 07/16/24	500,000	497,665
0.75%, 10/07/24	200,000	189,814
2.25%, 11/01/24	650,000	641,205
1.60%, 01/21/25 (d)	200,000	193,234
1.15%, 06/10/25	200,000	188,852
0.88%, 01/20/26	650,000	597,941
4.65%, 01/27/26	700,000	730,541
1.20%, 04/27/26	350,000	324,405
1.15%, 07/14/26	300,000	275,892
1.40%, 11/02/26	200,000	184,916
2.30%, 11/03/31	500,000	455,725
Santander Holdings USA, Inc.
3.50%, 06/07/24 (a)	250,000	250,718
3.45%, 06/02/25 (a)	250,000	249,355
4.50%, 07/17/25 (a)	600,000	613,830
3.24%, 10/05/26 (a)(b)	350,000	341,600
4.40%, 07/13/27 (a)	400,000	407,360
Santander UK Group Holdings PLC
1.09%, 03/15/25 (a)(c)	500,000	475,645
1.53%, 08/21/26 (a)(c)	450,000	415,139
1.67%, 06/14/27 (a)(c)	200,000	182,212
2.47%, 01/11/28 (a)(c)	400,000	372,512
3.82%, 11/03/28 (a)(c)	200,000	196,946
2.90%, 03/15/32 (a)(c)	400,000	363,688
Santander UK PLC
4.00%, 03/13/24	400,000	408,352
2.88%, 06/18/24	100,000	99,521
Signature Bank
4.00%, 10/15/30 (a)(c)	150,000	150,768
State Street Corp.
3.10%, 05/15/23	250,000	252,215
3.70%, 11/20/23	200,000	204,520
3.78%, 12/03/24 (a)(c)	250,000	254,568
3.30%, 12/16/24	400,000	406,448
3.55%, 08/18/25	571,000	581,706
2.35%, 11/01/25 (a)(c)	450,000	443,889
2.90%, 03/30/26 (a)(c)	100,000	99,517
2.65%, 05/19/26	450,000	446,940
4.14%, 12/03/29 (a)(c)	500,000	524,490
2.40%, 01/24/30	250,000	236,918
2.20%, 03/03/31	200,000	181,114
2.62%, 02/07/33 (a)(c)	150,000	141,767
Sumitomo Mitsui Banking Corp.
3.95%, 01/10/24	250,000	255,423
3.40%, 07/11/24	250,000	251,798
3.65%, 07/23/25	250,000	251,773

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sumitomo Mitsui Financial Group, Inc.
3.75%, 07/19/23	250,000	253,355
3.94%, 10/16/23	250,000	254,275
2.70%, 07/16/24	900,000	891,729
2.45%, 09/27/24	350,000	343,630
2.35%, 01/15/25	450,000	437,963
1.47%, 07/08/25	750,000	705,420
3.78%, 03/09/26	750,000	760,942
2.63%, 07/14/26	1,000,000	970,820
1.40%, 09/17/26	500,000	458,010
3.01%, 10/19/26	600,000	589,662
3.45%, 01/11/27	300,000	300,192
2.17%, 01/14/27	200,000	189,062
3.36%, 07/12/27	350,000	350,581
3.54%, 01/17/28	300,000	298,413
3.94%, 07/19/28	150,000	151,950
1.90%, 09/17/28	700,000	627,760
4.31%, 10/16/28	250,000	258,670
3.04%, 07/16/29	950,000	914,745
2.72%, 09/27/29	400,000	376,452
2.75%, 01/15/30	450,000	423,576
2.13%, 07/08/30	450,000	403,097
2.14%, 09/23/30	350,000	306,968
2.22%, 09/17/31	350,000	310,804
2.30%, 01/12/41	300,000	241,890
2.93%, 09/17/41	250,000	214,168
SVB Financial Group
3.50%, 01/29/25	100,000	100,573
3.13%, 06/05/30 (a)	250,000	240,873
1.80%, 02/02/31 (a)	250,000	215,390
Svenska Handelsbanken AB
3.90%, 11/20/23	400,000	408,560
Synchrony Financial
4.38%, 03/19/24 (a)	158,000	160,790
4.25%, 08/15/24 (a)	250,000	253,825
3.70%, 08/04/26 (a)	450,000	446,094
3.95%, 12/01/27 (a)	450,000	447,768
5.15%, 03/19/29 (a)	450,000	473,076
Toronto-Dominion Bank
0.30%, 06/02/23	300,000	293,157
0.75%, 06/12/23	350,000	343,634
3.50%, 07/19/23	900,000	915,174
0.45%, 09/11/23	500,000	486,410
0.55%, 03/04/24	150,000	144,192
3.25%, 03/11/24	400,000	404,844
2.65%, 06/12/24	500,000	499,690
0.70%, 09/10/24	300,000	285,186
1.45%, 01/10/25	200,000	191,998
1.15%, 06/12/25	400,000	377,004
0.75%, 09/11/25	525,000	484,680
0.75%, 01/06/26	375,000	344,258
1.20%, 06/03/26	500,000	461,925
1.25%, 09/10/26	500,000	460,700
1.95%, 01/12/27	250,000	237,048
2.80%, 03/10/27	350,000	344,505
2.00%, 09/10/31	400,000	356,728
3.63%, 09/15/31 (a)(c)	450,000	452,318
2.45%, 01/12/32	225,000	207,941
3.20%, 03/10/32	500,000	492,625
Truist Bank
2.75%, 05/01/23 (a)	200,000	201,074
3.20%, 04/01/24 (a)	350,000	354,074
3.69%, 08/02/24 (a)(c)	350,000	354,998
1.50%, 03/10/25 (a)	650,000	625,358
3.63%, 09/16/25 (a)	750,000	759,232
4.05%, 11/03/25 (a)	350,000	361,526
3.80%, 10/30/26 (a)	500,000	511,340
2.25%, 03/11/30 (a)	600,000	549,330
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Truist Financial Corp.
2.20%, 03/16/23 (a)	300,000	300,444
3.75%, 12/06/23 (a)	400,000	407,884
2.50%, 08/01/24 (a)	160,000	158,984
2.85%, 10/26/24 (a)	100,000	100,030
4.00%, 05/01/25 (a)	500,000	513,730
3.70%, 06/05/25 (a)	230,000	233,945
1.20%, 08/05/25 (a)	400,000	376,868
1.13%, 08/03/27 (a)	500,000	449,705
3.88%, 03/19/29 (a)	200,000	204,458
1.89%, 06/07/29 (a)(c)	250,000	227,543
US Bancorp
3.70%, 01/30/24 (a)	250,000	255,653
3.38%, 02/05/24 (a)	450,000	456,485
2.40%, 07/30/24 (a)	400,000	397,704
3.60%, 09/11/24 (a)	500,000	508,500
1.45%, 05/12/25 (a)	500,000	479,050
3.95%, 11/17/25 (a)	300,000	310,407
3.10%, 04/27/26 (a)	100,000	100,089
2.38%, 07/22/26 (a)	400,000	390,916
3.15%, 04/27/27 (a)	750,000	756,022
3.90%, 04/26/28 (a)	450,000	466,704
1.38%, 07/22/30 (a)	450,000	390,092
2.68%, 01/27/33 (a)(c)	250,000	238,253
2.49%, 11/03/36 (a)(c)	400,000	358,952
US Bank NA
2.05%, 01/21/25 (a)	550,000	539,071
2.80%, 01/27/25 (a)	500,000	499,310
Valley National Bancorp
3.00%, 06/15/31 (a)(c)	100,000	95,900
Wachovia Corp.
5.50%, 08/01/35	100,000	113,310
Webster Financial Corp.
4.10%, 03/25/29 (a)	100,000	102,993
Wells Fargo & Co.
4.48%, 01/16/24	350,000	360,420
3.75%, 01/24/24 (a)	1,000,000	1,018,710
1.65%, 06/02/24 (a)(c)	1,050,000	1,037,841
3.30%, 09/09/24	750,000	758,040
3.00%, 02/19/25	1,000,000	1,000,570
3.55%, 09/29/25	900,000	912,492
2.41%, 10/30/25 (a)(c)	1,000,000	980,280
2.16%, 02/11/26 (a)(c)	1,100,000	1,064,767
3.00%, 04/22/26	1,250,000	1,239,275
2.19%, 04/30/26 (a)(c)	1,000,000	965,690
4.10%, 06/03/26	800,000	820,944
7.57%, 08/01/26	200,000	227,968
3.00%, 10/23/26	1,200,000	1,184,928
3.20%, 06/17/27 (a)(c)	750,000	741,337
4.30%, 07/22/27	900,000	935,532
3.58%, 05/22/28 (a)(c)	950,000	950,095
2.39%, 06/02/28 (a)(c)	750,000	709,927
4.15%, 01/24/29 (a)	750,000	778,717
7.95%, 11/15/29	100,000	126,803
2.88%, 10/30/30 (a)(c)	1,200,000	1,143,300
2.57%, 02/11/31 (a)(c)	1,050,000	976,447
4.48%, 04/04/31 (a)(c)	950,000	1,006,230
3.35%, 03/02/33 (a)(c)	1,000,000	972,900
5.38%, 02/07/35	100,000	115,882
5.95%, 12/15/36	100,000	118,527
3.07%, 04/30/41 (a)(c)	1,050,000	947,467
5.38%, 11/02/43	600,000	695,412
5.61%, 01/15/44	825,000	988,498
4.65%, 11/04/44	600,000	642,540
3.90%, 05/01/45	700,000	702,870
4.90%, 11/17/45	725,000	803,242
4.40%, 06/14/46	700,000	731,108

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 12/07/46	700,000	768,131
5.01%, 04/04/51 (a)(c)	1,800,000	2,134,638
Wells Fargo Bank NA
5.95%, 08/26/36	275,000	329,381
5.85%, 02/01/37	250,000	300,593
6.60%, 01/15/38	500,000	657,400
Westpac Banking Corp.
3.65%, 05/15/23	350,000	355,492
3.30%, 02/26/24	250,000	253,470
2.35%, 02/19/25	400,000	393,128
2.85%, 05/13/26	800,000	793,696
1.15%, 06/03/26	400,000	370,704
2.70%, 08/19/26	550,000	541,409
3.35%, 03/08/27	550,000	555,285
3.40%, 01/25/28	300,000	302,001
1.95%, 11/20/28	150,000	138,329
2.65%, 01/16/30	250,000	239,300
2.89%, 02/04/30 (a)(c)	400,000	386,088
2.15%, 06/03/31	250,000	226,795
4.32%, 11/23/31 (a)(c)	550,000	553,646
4.11%, 07/24/34 (a)(c)	600,000	593,052
2.67%, 11/15/35 (a)(c)	200,000	174,998
3.02%, 11/18/36 (a)(c)	250,000	222,045
4.42%, 07/24/39	500,000	512,405
2.96%, 11/16/40	400,000	336,192
3.13%, 11/18/41	300,000	256,848
Zions Bancorp NA
3.25%, 10/29/29 (a)	300,000	289,587
		444,349,642
Brokerage/Asset Managers/Exchanges 0.3%
Affiliated Managers Group, Inc.
4.25%, 02/15/24	125,000	128,246
3.30%, 06/15/30 (a)	300,000	292,170
Ameriprise Financial, Inc.
4.00%, 10/15/23	250,000	255,160
3.70%, 10/15/24	275,000	279,584
3.00%, 04/02/25 (a)	150,000	149,763
2.88%, 09/15/26 (a)	150,000	148,370
BGC Partners, Inc.
5.38%, 07/24/23	250,000	255,840
3.75%, 10/01/24 (a)	50,000	49,790
BlackRock, Inc.
3.50%, 03/18/24	400,000	408,372
3.20%, 03/15/27	200,000	202,318
3.25%, 04/30/29 (a)	500,000	507,355
2.40%, 04/30/30 (a)	250,000	236,935
1.90%, 01/28/31 (a)	500,000	451,060
Brookfield Asset Management, Inc.
4.00%, 01/15/25 (a)	250,000	253,613
Brookfield Finance LLC
3.45%, 04/15/50 (a)	200,000	175,134
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	250,000	253,953
3.90%, 01/25/28 (a)	500,000	503,290
4.85%, 03/29/29 (a)	350,000	373,285
4.35%, 04/15/30 (a)	350,000	363,475
4.70%, 09/20/47 (a)	350,000	371,451
3.50%, 03/30/51 (a)	250,000	222,150
3.63%, 02/15/52 (a)	100,000	90,084
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	350,000	357,000
1.63%, 12/15/30 (a)	50,000	43,669
3.00%, 03/16/32 (a)	100,000	96,812
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CI Financial Corp.
3.20%, 12/17/30 (a)	450,000	410,017
4.10%, 06/15/51 (a)	300,000	263,106
CME Group, Inc.
3.00%, 03/15/25 (a)	200,000	201,560
3.75%, 06/15/28 (a)	250,000	257,823
5.30%, 09/15/43 (a)	300,000	367,377
4.15%, 06/15/48 (a)	250,000	274,295
E*TRADE Financial Corp.
3.80%, 08/24/27 (a)	100,000	101,504
4.50%, 06/20/28 (a)	200,000	208,508
Eaton Vance Corp.
3.63%, 06/15/23	150,000	151,808
3.50%, 04/06/27 (a)	123,000	123,930
Franklin Resources, Inc.
2.85%, 03/30/25	150,000	149,832
1.60%, 10/30/30 (a)	350,000	303,422
2.95%, 08/12/51 (a)	100,000	83,575
Intercontinental Exchange, Inc.
0.70%, 06/15/23	300,000	295,497
3.45%, 09/21/23 (a)	150,000	151,890
4.00%, 10/15/23	250,000	255,773
3.75%, 12/01/25 (a)	250,000	256,190
3.10%, 09/15/27 (a)	250,000	249,278
3.75%, 09/21/28 (a)	200,000	204,696
2.10%, 06/15/30 (a)	500,000	458,820
1.85%, 09/15/32 (a)	550,000	476,899
2.65%, 09/15/40 (a)	250,000	214,810
4.25%, 09/21/48 (a)	450,000	488,628
3.00%, 06/15/50 (a)	400,000	350,964
3.00%, 09/15/60 (a)	600,000	510,792
Invesco Finance PLC
4.00%, 01/30/24	50,000	50,974
3.75%, 01/15/26	350,000	357,196
5.38%, 11/30/43	100,000	114,589
Janus Capital Group, Inc.
4.88%, 08/01/25 (a)	250,000	261,197
Jefferies Group LLC
6.45%, 06/08/27	200,000	225,816
6.25%, 01/15/36	250,000	293,677
6.50%, 01/20/43	175,000	210,672
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	300,000	315,753
4.15%, 01/23/30	300,000	305,946
2.63%, 10/15/31 (a)	300,000	270,654
Lazard Group LLC
3.75%, 02/13/25	50,000	50,539
3.63%, 03/01/27 (a)	200,000	199,354
4.50%, 09/19/28 (a)	175,000	180,128
4.38%, 03/11/29 (a)	150,000	153,645
Legg Mason, Inc.
4.75%, 03/15/26	250,000	263,902
5.63%, 01/15/44	176,000	210,360
Nasdaq, Inc.
4.25%, 06/01/24 (a)	300,000	309,345
3.85%, 06/30/26 (a)	350,000	358,424
2.50%, 12/21/40 (a)	350,000	282,712
3.25%, 04/28/50 (a)	200,000	173,362
Nomura Holdings, Inc.
2.65%, 01/16/25	500,000	487,440
1.85%, 07/16/25	500,000	472,100
1.65%, 07/14/26	500,000	459,850
2.33%, 01/22/27	400,000	374,756
2.17%, 07/14/28	400,000	359,596
3.10%, 01/16/30	500,000	471,615

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.68%, 07/16/30	350,000	318,559
2.61%, 07/14/31	200,000	179,770
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	200,000	212,388
4.95%, 07/15/46	300,000	339,372
3.75%, 04/01/51 (a)	200,000	196,410
Stifel Financial Corp.
4.25%, 07/18/24	100,000	102,069
4.00%, 05/15/30 (a)	200,000	201,656
The Charles Schwab Corp.
3.55%, 02/01/24 (a)(e)	150,000	152,613
0.75%, 03/18/24 (a)(e)	450,000	435,096
3.75%, 04/01/24 (a)(e)	80,000	81,526
4.20%, 03/24/25 (a)(e)	150,000	155,525
3.63%, 04/01/25 (a)(e)	100,000	101,879
3.85%, 05/21/25 (a)(e)	175,000	179,506
3.45%, 02/13/26 (a)(e)	100,000	101,673
0.90%, 03/11/26 (a)(e)	375,000	347,321
1.15%, 05/13/26 (a)(e)	250,000	233,248
3.20%, 03/02/27 (a)(e)	200,000	201,354
2.45%, 03/03/27 (a)(e)	450,000	437,125
3.30%, 04/01/27 (a)(e)	225,000	226,940
3.20%, 01/25/28 (a)(e)	200,000	200,264
2.00%, 03/20/28 (a)(e)	350,000	328,020
4.00%, 02/01/29 (a)(e)	150,000	156,683
3.25%, 05/22/29 (a)(e)	150,000	149,760
2.75%, 10/01/29 (a)(e)	150,000	144,692
4.63%, 03/22/30 (a)(e)	150,000	163,394
1.65%, 03/11/31 (a)(e)	200,000	174,960
2.30%, 05/13/31 (a)(e)	200,000	184,098
1.95%, 12/01/31 (a)(e)	250,000	221,575
2.90%, 03/03/32 (a)(e)	300,000	288,921
		26,709,872
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.13%, 07/03/23 (a)	150,000	150,863
4.50%, 09/15/23 (a)	500,000	504,295
1.15%, 10/29/23	500,000	479,245
4.88%, 01/16/24 (a)	250,000	253,395
3.15%, 02/15/24 (a)	400,000	393,908
2.88%, 08/14/24 (a)	300,000	292,341
1.65%, 10/29/24 (a)	1,000,000	945,420
1.75%, 10/29/24 (a)	500,000	472,030
3.50%, 01/15/25 (a)	300,000	294,747
6.50%, 07/15/25 (a)	350,000	371,378
4.45%, 10/01/25 (a)	150,000	150,705
1.75%, 01/30/26 (a)	300,000	275,841
4.45%, 04/03/26 (a)	250,000	252,565
2.45%, 10/29/26 (a)	750,000	693,690
3.65%, 07/21/27 (a)	450,000	436,963
4.63%, 10/15/27 (a)	150,000	152,123
3.88%, 01/23/28 (a)	200,000	194,676
3.00%, 10/29/28 (a)	1,200,000	1,106,508
3.30%, 01/30/32 (a)	1,175,000	1,063,034
3.40%, 10/29/33 (a)	500,000	450,330
3.85%, 10/29/41 (a)	500,000	440,095
Air Lease Corp.
3.88%, 07/03/23 (a)	175,000	176,729
3.00%, 09/15/23 (a)	300,000	299,178
0.70%, 02/15/24 (a)	250,000	238,935
4.25%, 09/15/24 (a)	400,000	405,188
2.30%, 02/01/25 (a)	250,000	240,465
3.25%, 03/01/25 (a)	200,000	197,242
3.38%, 07/01/25 (a)	100,000	98,722
2.88%, 01/15/26 (a)	200,000	193,164
3.75%, 06/01/26 (a)	250,000	248,475
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.88%, 08/15/26 (a)	200,000	184,556
3.63%, 04/01/27 (a)	650,000	637,754
3.63%, 12/01/27 (a)	449,000	437,595
2.10%, 09/01/28 (a)	200,000	177,942
4.63%, 10/01/28 (a)	200,000	203,904
3.25%, 10/01/29 (a)	250,000	236,387
3.00%, 02/01/30 (a)	350,000	322,875
3.13%, 12/01/30 (a)	100,000	92,524
2.88%, 01/15/32 (a)	250,000	223,467
Aircastle Ltd.
5.00%, 04/01/23	150,000	152,409
4.40%, 09/25/23 (a)	250,000	250,837
4.13%, 05/01/24 (a)	200,000	199,744
4.25%, 06/15/26 (a)	200,000	197,316
Ares Capital Corp.
4.20%, 06/10/24 (a)	300,000	302,628
4.25%, 03/01/25 (a)	100,000	100,045
3.25%, 07/15/25 (a)	350,000	340,102
3.88%, 01/15/26 (a)	600,000	590,064
2.15%, 07/15/26 (a)	300,000	271,575
2.88%, 06/15/27 (a)	250,000	228,170
2.88%, 06/15/28 (a)	250,000	221,783
3.20%, 11/15/31 (a)	250,000	212,690
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	250,000	234,725
Blackstone Private Credit Fund
2.35%, 11/22/24 (b)	150,000	142,412
2.70%, 01/15/25 (a)(b)	200,000	191,170
4.70%, 03/24/25 (b)	200,000	200,474
2.63%, 12/15/26 (a)(b)	300,000	269,367
3.25%, 03/15/27 (a)(b)	350,000	321,398
4.00%, 01/15/29 (a)(b)	250,000	231,587
Blackstone Secured Lending Fund
3.63%, 01/15/26 (a)	350,000	343,654
2.75%, 09/16/26 (a)	200,000	186,320
2.13%, 02/15/27 (a)(b)	250,000	221,865
2.85%, 09/30/28 (a)(b)	250,000	217,400
FS KKR Capital Corp.
4.63%, 07/15/24 (a)	200,000	202,766
4.13%, 02/01/25 (a)	400,000	399,264
3.40%, 01/15/26 (a)	350,000	339,402
3.13%, 10/12/28 (a)	250,000	223,467
GATX Corp.
4.35%, 02/15/24 (a)	100,000	102,266
3.85%, 03/30/27 (a)	200,000	203,590
3.50%, 03/15/28 (a)	100,000	99,559
4.55%, 11/07/28 (a)	350,000	368,732
4.70%, 04/01/29 (a)	255,000	270,601
5.20%, 03/15/44 (a)	150,000	165,836
3.10%, 06/01/51 (a)	150,000	125,121
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	150,000	150,227
2.88%, 01/15/26 (a)	150,000	143,975
Golub Capital BDC, Inc.
3.38%, 04/15/24 (a)	200,000	198,302
2.50%, 08/24/26 (a)	200,000	184,282
Hercules Capital, Inc.
3.38%, 01/20/27 (a)	200,000	188,100
Main Street Capital Corp.
5.20%, 05/01/24	200,000	204,120
3.00%, 07/14/26 (a)	200,000	186,312
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)(b)	150,000	142,481
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	100,000	97,709
2.70%, 01/15/27 (a)	100,000	91,844

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Owl Rock Capital Corp.
5.25%, 04/15/24 (a)	150,000	153,590
4.00%, 03/30/25 (a)	250,000	246,287
4.25%, 01/15/26 (a)	400,000	391,352
3.40%, 07/15/26 (a)	550,000	518,666
Owl Rock Core Income Corp.
4.70%, 02/08/27 (a)(b)	200,000	192,602
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (a)	100,000	90,301
Prospect Capital Corp.
3.71%, 01/22/26 (a)	150,000	141,323
3.36%, 11/15/26 (a)	100,000	91,913
3.44%, 10/15/28 (a)	200,000	171,740
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26 (a)	100,000	92,426
		25,795,145
Financial Other 0.0%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	125,000	113,231
ORIX Corp.
4.05%, 01/16/24	150,000	152,946
3.25%, 12/04/24	250,000	250,825
3.70%, 07/18/27	143,000	144,187
2.25%, 03/09/31	190,000	173,791
		834,980
Insurance 1.1%
ACE Capital Trust II
9.70%, 04/01/30	200,000	275,420
Ace INA Holdings, Inc.
3.15%, 03/15/25	400,000	404,800
3.35%, 05/03/26 (a)	500,000	507,265
Aegon N.V.
5.50%, 04/11/48 (a)(c)	250,000	263,750
Aetna, Inc.
2.80%, 06/15/23 (a)	250,000	251,125
3.50%, 11/15/24 (a)	300,000	303,306
6.63%, 06/15/36	300,000	378,609
6.75%, 12/15/37	150,000	192,624
4.50%, 05/15/42 (a)	200,000	208,112
4.13%, 11/15/42 (a)	150,000	147,572
4.75%, 03/15/44 (a)	250,000	267,997
3.88%, 08/15/47 (a)	150,000	146,736
Aflac, Inc.
3.63%, 11/15/24	150,000	153,602
3.25%, 03/17/25	200,000	202,364
1.13%, 03/15/26 (a)	300,000	279,462
3.60%, 04/01/30 (a)	350,000	361,672
4.00%, 10/15/46 (a)	150,000	153,168
4.75%, 01/15/49 (a)	150,000	172,115
Alleghany Corp.
3.63%, 05/15/30 (a)	200,000	201,508
3.25%, 08/15/51 (a)	200,000	174,508
Allied World Assurance Co., Holdings Ltd.
4.35%, 10/29/25 (a)	200,000	204,024
Allstate Corp.
3.15%, 06/15/23	200,000	201,964
0.75%, 12/15/25 (a)	350,000	324,527
3.28%, 12/15/26 (a)	250,000	253,482
1.45%, 12/15/30 (a)	150,000	129,795
5.35%, 06/01/33	79,000	90,570
5.55%, 05/09/35	200,000	237,792
4.50%, 06/15/43	250,000	268,592
4.20%, 12/15/46 (a)	276,000	294,630
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.85%, 08/10/49 (a)	300,000	304,680
6.50%, 05/15/57 (a)(c)	100,000	121,035
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	100,000	104,602
American Financial Group, Inc.
3.50%, 08/15/26 (a)	100,000	101,030
5.25%, 04/02/30 (a)	100,000	108,740
4.50%, 06/15/47 (a)	200,000	204,968
American International Group, Inc.
4.13%, 02/15/24	450,000	461,043
2.50%, 06/30/25 (a)	500,000	490,315
3.75%, 07/10/25 (a)	500,000	508,830
3.90%, 04/01/26 (a)	500,000	512,840
4.20%, 04/01/28 (a)	200,000	208,198
4.25%, 03/15/29 (a)	200,000	209,970
3.40%, 06/30/30 (a)	500,000	499,665
3.88%, 01/15/35 (a)	250,000	254,862
4.70%, 07/10/35 (a)	200,000	214,762
6.25%, 05/01/36	150,000	185,520
4.50%, 07/16/44 (a)	700,000	759,360
4.80%, 07/10/45 (a)	300,000	338,574
4.75%, 04/01/48 (a)	250,000	287,560
5.75%, 04/01/48 (a)(c)	210,000	210,718
4.38%, 06/30/50 (a)	300,000	329,928
4.38%, 01/15/55 (a)	250,000	267,815
Anthem, Inc.
3.50%, 08/15/24 (a)	350,000	355,085
3.35%, 12/01/24 (a)	350,000	353,066
2.38%, 01/15/25 (a)	300,000	296,049
1.50%, 03/15/26 (a)	500,000	471,695
3.65%, 12/01/27 (a)	500,000	510,670
4.10%, 03/01/28 (a)	250,000	259,662
2.88%, 09/15/29 (a)	210,000	203,297
2.25%, 05/15/30 (a)	450,000	413,761
2.55%, 03/15/31 (a)	100,000	93,695
5.95%, 12/15/34	100,000	120,955
5.85%, 01/15/36	100,000	121,054
6.38%, 06/15/37	50,000	64,322
4.63%, 05/15/42	200,000	219,298
4.65%, 01/15/43	525,000	578,686
5.10%, 01/15/44	200,000	230,970
4.65%, 08/15/44 (a)	400,000	437,132
4.38%, 12/01/47 (a)	250,000	269,597
4.55%, 03/01/48 (a)	450,000	497,713
3.70%, 09/15/49 (a)	250,000	244,460
3.13%, 05/15/50 (a)	500,000	445,820
3.60%, 03/15/51 (a)	150,000	144,857
Aon Corp.
8.21%, 01/01/27	100,000	117,273
4.50%, 12/15/28 (a)	100,000	104,965
3.75%, 05/02/29 (a)	100,000	102,325
2.80%, 05/15/30 (a)	250,000	238,150
2.05%, 08/23/31 (a)	200,000	176,744
6.25%, 09/30/40	150,000	189,642
2.90%, 08/23/51 (a)	200,000	165,982
3.90%, 02/28/52 (a)	250,000	247,795
Aon PLC
4.00%, 11/27/23 (a)	300,000	305,412
3.50%, 06/14/24 (a)	400,000	403,816
3.88%, 12/15/25 (a)	300,000	306,705
4.60%, 06/14/44 (a)	200,000	209,928
4.75%, 05/15/45 (a)	300,000	323,340
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	200,000	205,856
5.03%, 12/15/46 (a)	250,000	273,315
Arch Capital Group Ltd.
3.64%, 06/30/50 (a)	250,000	230,595

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Arch Capital Group US, Inc.
5.14%, 11/01/43	250,000	276,132
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	300,000	270,678
3.05%, 03/09/52 (a)	150,000	123,345
Assurant, Inc.
4.20%, 09/27/23 (a)	100,000	101,872
4.90%, 03/27/28 (a)	150,000	157,673
3.70%, 02/22/30 (a)	100,000	96,670
2.65%, 01/15/32 (a)	100,000	87,365
Assured Guaranty US Holdings, Inc.
5.00%, 07/01/24	132,000	136,760
3.15%, 06/15/31 (a)	250,000	238,297
3.60%, 09/15/51 (a)	50,000	43,398
Athene Holding Ltd.
4.13%, 01/12/28 (a)	400,000	402,944
6.15%, 04/03/30 (a)	200,000	225,584
3.50%, 01/15/31 (a)	150,000	143,607
3.95%, 05/25/51 (a)	150,000	137,787
AXA S.A.
8.60%, 12/15/30	500,000	663,465
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	200,000	200,448
4.90%, 01/15/40 (a)(c)	50,000	49,221
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	150,000	152,129
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (a)	250,000	244,937
1.85%, 03/12/30 (a)	150,000	137,087
1.45%, 10/15/30 (a)	200,000	175,226
2.88%, 03/15/32 (a)	200,000	194,096
5.75%, 01/15/40	150,000	189,239
4.40%, 05/15/42	250,000	270,925
4.30%, 05/15/43	300,000	320,460
4.20%, 08/15/48 (a)	900,000	969,516
4.25%, 01/15/49 (a)	700,000	764,029
2.85%, 10/15/50 (a)	550,000	477,257
2.50%, 01/15/51 (a)	300,000	244,122
3.85%, 03/15/52 (a)	875,000	895,370
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (a)	895,000	905,113
4.50%, 02/11/43	50,000	55,059
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	300,000	301,191
5.63%, 05/15/30 (a)	100,000	110,308
4.70%, 06/22/47 (a)	435,000	424,073
3.85%, 12/22/51 (a)	100,000	83,473
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	245,000	251,517
4.50%, 03/15/29 (a)	50,000	51,771
2.38%, 03/15/31 (a)	250,000	220,500
4.20%, 03/17/32 (a)	175,000	177,944
4.95%, 03/17/52 (a)	200,000	213,752
Chubb Corp.
6.00%, 05/11/37	350,000	439,397
6.50%, 05/15/38	260,000	342,867
Chubb INA Holdings, Inc.
1.38%, 09/15/30 (a)	350,000	305,172
4.35%, 11/03/45 (a)	650,000	711,158
3.05%, 12/15/61 (a)	300,000	260,031
Cincinnati Financial Corp.
6.92%, 05/15/28	200,000	238,530
6.13%, 11/01/34	50,000	61,559
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CNA Financial Corp.
3.95%, 05/15/24 (a)	100,000	101,781
4.50%, 03/01/26 (a)	250,000	260,747
3.45%, 08/15/27 (a)	150,000	150,338
3.90%, 05/01/29 (a)	25,000	25,563
2.05%, 08/15/30 (a)	250,000	221,778
CNO Financial Group, Inc.
5.25%, 05/30/25 (a)	50,000	52,252
5.25%, 05/30/29 (a)	320,000	337,702
Enstar Group Ltd.
4.95%, 06/01/29 (a)	250,000	259,935
Equitable Holdings, Inc.
3.90%, 04/20/23 (a)	162,000	164,576
4.35%, 04/20/28 (a)	550,000	567,347
5.00%, 04/20/48 (a)	450,000	488,560
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	115,000	125,681
3.50%, 10/15/50 (a)	400,000	358,168
3.13%, 10/15/52 (a)	300,000	249,834
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	250,000	258,910
4.63%, 04/29/30 (a)	300,000	309,447
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	150,000	153,908
3.40%, 06/15/30 (a)	200,000	192,642
2.45%, 03/15/31 (a)	300,000	266,568
First American Financial Corp.
4.60%, 11/15/24	150,000	154,764
4.00%, 05/15/30 (a)	100,000	100,488
2.40%, 08/15/31 (a)	200,000	175,718
Globe Life, Inc.
4.55%, 09/15/28 (a)	170,000	178,288
2.15%, 08/15/30 (a)	200,000	179,334
Hanover Insurance Group, Inc.
4.50%, 04/15/26 (a)	150,000	156,144
2.50%, 09/01/30 (a)	100,000	91,284
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	145,000	138,012
5.95%, 10/15/36	100,000	118,533
6.10%, 10/01/41	150,000	186,621
4.40%, 03/15/48 (a)	225,000	234,299
3.60%, 08/19/49 (a)	400,000	376,556
Humana, Inc.
0.65%, 08/03/23 (a)	150,000	146,388
3.85%, 10/01/24 (a)	600,000	611,304
4.50%, 04/01/25 (a)	200,000	206,856
1.35%, 02/03/27 (a)	250,000	227,185
3.95%, 03/15/27 (a)	150,000	152,730
3.13%, 08/15/29 (a)	200,000	193,818
4.88%, 04/01/30 (a)	200,000	216,196
2.15%, 02/03/32 (a)	250,000	219,608
4.63%, 12/01/42 (a)	100,000	106,996
4.95%, 10/01/44 (a)	250,000	282,317
4.80%, 03/15/47 (a)	150,000	167,190
3.95%, 08/15/49 (a)	150,000	149,756
Jackson Financial, Inc.
3.13%, 11/23/31 (a)(b)	150,000	136,671
4.00%, 11/23/51 (a)(b)	150,000	127,394
Kemper Corp.
4.35%, 02/15/25 (a)	100,000	102,280
2.40%, 09/30/30 (a)	200,000	175,230
Lincoln National Corp.
3.35%, 03/09/25	168,000	168,926
3.63%, 12/12/26 (a)	104,000	105,844
3.80%, 03/01/28 (a)	200,000	202,682
3.05%, 01/15/30 (a)	200,000	192,344

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.40%, 01/15/31 (a)	250,000	245,500
6.30%, 10/09/37	150,000	183,369
7.00%, 06/15/40	150,000	197,942
4.35%, 03/01/48 (a)	175,000	177,128
4.38%, 06/15/50 (a)	50,000	51,343
Loews Corp.
2.63%, 05/15/23 (a)	200,000	200,666
3.75%, 04/01/26 (a)	200,000	205,276
3.20%, 05/15/30 (a)	150,000	146,967
6.00%, 02/01/35	100,000	119,187
4.13%, 05/15/43 (a)	100,000	100,221
Manulife Financial Corp.
4.15%, 03/04/26	350,000	360,535
2.48%, 05/19/27 (a)	100,000	96,255
4.06%, 02/24/32 (a)(c)	250,000	249,660
3.70%, 03/16/32 (a)	250,000	252,307
5.38%, 03/04/46	300,000	366,702
Markel Corp.
3.50%, 11/01/27 (a)	100,000	100,406
3.35%, 09/17/29 (a)	100,000	99,098
5.00%, 04/05/46	175,000	193,135
4.30%, 11/01/47 (a)	50,000	51,188
5.00%, 05/20/49 (a)	200,000	221,734
4.15%, 09/17/50 (a)	300,000	300,396
3.45%, 05/07/52 (a)	150,000	133,380
Marsh & McLennan Cos., Inc.
3.88%, 03/15/24 (a)	350,000	357,521
3.50%, 06/03/24 (a)	300,000	304,782
3.75%, 03/14/26 (a)	250,000	255,862
4.38%, 03/15/29 (a)	450,000	476,266
2.25%, 11/15/30 (a)	325,000	297,255
4.75%, 03/15/39 (a)	250,000	276,965
4.35%, 01/30/47 (a)	200,000	213,226
4.20%, 03/01/48 (a)	100,000	103,887
4.90%, 03/15/49 (a)	600,000	695,568
Mercury General Corp.
4.40%, 03/15/27 (a)	200,000	205,644
MetLife, Inc.
4.37%, 09/15/23	100,000	102,976
3.60%, 04/10/24	565,000	575,605
3.00%, 03/01/25	100,000	100,348
3.60%, 11/13/25 (a)	250,000	255,090
4.55%, 03/23/30 (a)	400,000	436,840
5.70%, 06/15/35	400,000	482,332
6.40%, 12/15/36 (a)	700,000	753,970
10.75%, 08/01/39 (a)(c)	100,000	145,434
5.88%, 02/06/41	500,000	623,555
4.13%, 08/13/42	250,000	260,235
4.88%, 11/13/43	100,000	113,072
4.72%, 12/15/44	250,000	274,435
4.05%, 03/01/45	150,000	154,392
4.60%, 05/13/46 (a)	300,000	337,980
Nationwide Financial Services, Inc.
6.75%, 05/15/37 (c)	65,000	72,118
Old Republic International Corp.
3.88%, 08/26/26 (a)	250,000	252,885
3.85%, 06/11/51 (a)	150,000	139,527
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	160,000	160,686
4.50%, 10/01/50 (a)(c)	100,000	96,509
Principal Financial Group, Inc.
3.13%, 05/15/23	150,000	151,071
3.10%, 11/15/26 (a)	150,000	148,244
3.70%, 05/15/29 (a)	150,000	153,059
2.13%, 06/15/30 (a)	250,000	227,298
4.63%, 09/15/42	200,000	213,322
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.35%, 05/15/43	200,000	206,576
4.30%, 11/15/46 (a)	50,000	52,887
Prudential Financial, Inc.
1.50%, 03/10/26 (a)	100,000	94,503
3.88%, 03/27/28 (a)	292,000	300,997
2.10%, 03/10/30 (a)	250,000	231,425
5.75%, 07/15/33	100,000	116,577
5.70%, 12/14/36	90,000	108,435
6.63%, 12/01/37	250,000	323,460
3.00%, 03/10/40 (a)	200,000	180,918
5.63%, 06/15/43 (a)(c)	600,000	609,510
5.20%, 03/15/44 (a)(c)	150,000	149,726
4.60%, 05/15/44	300,000	325,731
5.38%, 05/15/45 (a)(c)	300,000	301,806
3.91%, 12/07/47 (a)	350,000	354,942
4.42%, 03/27/48 (a)	150,000	162,246
5.70%, 09/15/48 (a)(c)	250,000	256,840
3.94%, 12/07/49 (a)	450,000	458,023
4.35%, 02/25/50 (a)	250,000	271,970
3.70%, 10/01/50 (a)(c)	250,000	229,665
3.70%, 03/13/51 (a)	550,000	539,346
5.13%, 03/01/52 (a)(c)	250,000	252,060
Prudential PLC
3.13%, 04/14/30	325,000	315,224
3.63%, 03/24/32 (a)	100,000	99,096
Reinsurance Group of America, Inc.
4.70%, 09/15/23	365,000	374,424
3.90%, 05/15/29 (a)	200,000	202,114
3.15%, 06/15/30 (a)	150,000	144,782
RenaissanceRe Finance, Inc.
3.45%, 07/01/27 (a)	150,000	151,791
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	200,000	200,654
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	100,000	110,525
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	100,000	91,691
Swiss Re America Holding Corp.
7.00%, 02/15/26	200,000	227,988
The Progressive Corp.
4.00%, 03/01/29 (a)	360,000	375,988
3.20%, 03/26/30 (a)	150,000	148,974
3.00%, 03/15/32 (a)	150,000	146,055
6.25%, 12/01/32	110,000	136,577
4.35%, 04/25/44	150,000	159,735
3.70%, 01/26/45	150,000	146,250
4.13%, 04/15/47 (a)	350,000	373,047
4.20%, 03/15/48 (a)	125,000	134,195
3.95%, 03/26/50 (a)	200,000	208,114
Transatlantic Holdings, Inc.
8.00%, 11/30/39	171,000	248,189
Travelers Cos., Inc.
6.75%, 06/20/36	50,000	65,692
6.25%, 06/15/37	300,000	384,036
5.35%, 11/01/40	100,000	120,194
4.60%, 08/01/43	200,000	221,828
4.30%, 08/25/45 (a)	200,000	212,752
3.75%, 05/15/46 (a)	200,000	197,950
4.00%, 05/30/47 (a)	150,000	154,169
4.10%, 03/04/49 (a)	250,000	261,795
2.55%, 04/27/50 (a)	350,000	284,588
3.05%, 06/08/51 (a)	250,000	224,403
Travelers Property Casualty Corp.
6.38%, 03/15/33	300,000	381,318
Trinity Acquisition PLC
4.40%, 03/15/26 (a)	110,000	113,621

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
UnitedHealth Group, Inc.
3.50%, 06/15/23	382,000	388,593
3.50%, 02/15/24	250,000	254,520
2.38%, 08/15/24	200,000	199,162
3.75%, 07/15/25	750,000	771,607
3.70%, 12/15/25	150,000	154,283
1.25%, 01/15/26	100,000	94,244
3.10%, 03/15/26	350,000	353,391
3.45%, 01/15/27	500,000	513,125
2.95%, 10/15/27	100,000	100,086
3.85%, 06/15/28	450,000	469,206
3.88%, 12/15/28	350,000	367,472
2.88%, 08/15/29	400,000	394,836
2.00%, 05/15/30	500,000	461,800
2.30%, 05/15/31 (a)	400,000	376,048
4.63%, 07/15/35	400,000	448,716
5.80%, 03/15/36	200,000	248,756
6.63%, 11/15/37	250,000	334,825
6.88%, 02/15/38	300,000	418,221
3.50%, 08/15/39 (a)	400,000	398,136
2.75%, 05/15/40 (a)	400,000	359,384
5.70%, 10/15/40 (a)	100,000	125,784
5.95%, 02/15/41 (a)	150,000	192,707
3.05%, 05/15/41 (a)	500,000	466,905
4.63%, 11/15/41 (a)	173,000	195,893
4.38%, 03/15/42 (a)	250,000	272,587
3.95%, 10/15/42 (a)	250,000	259,227
4.75%, 07/15/45	600,000	696,204
4.20%, 01/15/47 (a)	200,000	217,038
4.25%, 04/15/47 (a)	250,000	273,137
3.75%, 10/15/47 (a)	200,000	203,270
4.25%, 06/15/48 (a)	500,000	550,320
4.45%, 12/15/48 (a)	350,000	394,919
3.70%, 08/15/49 (a)	400,000	407,616
2.90%, 05/15/50 (a)	400,000	356,544
3.25%, 05/15/51 (a)	600,000	567,852
3.88%, 08/15/59 (a)	450,000	468,031
3.13%, 05/15/60 (a)	400,000	358,768
Unum Group
4.00%, 03/15/24	100,000	101,698
4.00%, 06/15/29 (a)	200,000	204,056
5.75%, 08/15/42	150,000	160,446
4.50%, 12/15/49 (a)	175,000	161,387
4.13%, 06/15/51 (a)	200,000	175,776
Voya Financial, Inc.
3.65%, 06/15/26	400,000	402,952
5.70%, 07/15/43	100,000	118,513
4.80%, 06/15/46	125,000	137,720
4.70%, 01/23/48 (a)(c)	100,000	93,451
Willis North America, Inc.
3.60%, 05/15/24 (a)	300,000	301,752
4.50%, 09/15/28 (a)	200,000	206,180
2.95%, 09/15/29 (a)	200,000	188,314
5.05%, 09/15/48 (a)	150,000	162,038
3.88%, 09/15/49 (a)	200,000	182,870
WR Berkley Corp.
4.75%, 08/01/44	150,000	160,656
4.00%, 05/12/50 (a)	100,000	98,165
3.55%, 03/30/52 (a)	150,000	135,773
3.15%, 09/30/61 (a)	100,000	78,994
XLIT Ltd.
5.25%, 12/15/43	200,000	244,856
5.50%, 03/31/45	100,000	118,548
		89,903,454
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
REITs 0.8%
Agree LP
2.00%, 06/15/28 (a)	150,000	136,440
2.90%, 10/01/30 (a)	250,000	233,615
Alexandria Real Estate Equities, Inc.
4.30%, 01/15/26 (a)	150,000	154,827
3.80%, 04/15/26 (a)	150,000	152,766
3.95%, 01/15/28 (a)	150,000	153,275
4.50%, 07/30/29 (a)	150,000	159,994
2.75%, 12/15/29 (a)	150,000	142,299
4.70%, 07/01/30 (a)	250,000	270,675
4.90%, 12/15/30 (a)	250,000	276,625
3.38%, 08/15/31 (a)	230,000	226,824
2.00%, 05/18/32 (a)	200,000	175,456
1.88%, 02/01/33 (a)	250,000	211,575
2.95%, 03/15/34 (a)	250,000	235,667
4.85%, 04/15/49 (a)	150,000	169,707
4.00%, 02/01/50 (a)	150,000	149,786
3.00%, 05/18/51 (a)	200,000	168,414
3.55%, 03/15/52 (a)	250,000	232,990
American Assets Trust LP
3.38%, 02/01/31 (a)	150,000	141,158
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (a)	250,000	252,370
3.30%, 07/15/26 (a)	250,000	248,577
2.25%, 01/15/29 (a)	50,000	45,651
2.85%, 02/01/30 (a)	200,000	187,922
3.88%, 01/30/31 (a)	175,000	176,494
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	190,000	193,101
4.90%, 02/15/29 (a)	100,000	106,795
2.38%, 07/15/31 (a)	200,000	177,074
3.38%, 07/15/51 (a)	100,000	83,910
AvalonBay Communities, Inc.
4.20%, 12/15/23 (a)	100,000	102,045
3.50%, 11/15/24 (a)	200,000	202,288
3.45%, 06/01/25 (a)	150,000	151,232
2.90%, 10/15/26 (a)	100,000	98,641
3.35%, 05/15/27 (a)	250,000	250,277
3.20%, 01/15/28 (a)	200,000	198,142
3.30%, 06/01/29 (a)	150,000	150,372
2.30%, 03/01/30 (a)	250,000	232,947
2.45%, 01/15/31 (a)	300,000	282,750
2.05%, 01/15/32 (a)	200,000	180,960
3.90%, 10/15/46 (a)	150,000	154,250
4.35%, 04/15/48 (a)	150,000	164,937
Boston Properties LP
3.13%, 09/01/23 (a)	350,000	352,177
3.80%, 02/01/24 (a)	100,000	101,440
3.20%, 01/15/25 (a)	250,000	250,050
3.65%, 02/01/26 (a)	200,000	202,782
2.75%, 10/01/26 (a)	150,000	146,240
4.50%, 12/01/28 (a)	300,000	316,899
3.40%, 06/21/29 (a)	350,000	347,123
2.90%, 03/15/30 (a)	200,000	189,774
3.25%, 01/30/31 (a)	683,000	662,449
2.55%, 04/01/32 (a)	150,000	135,404
2.45%, 10/01/33 (a)	300,000	261,597
Brandywine Operating Partnership LP
4.10%, 10/01/24 (a)	200,000	202,544
3.95%, 11/15/27 (a)	100,000	100,493
4.55%, 10/01/29 (a)	150,000	155,467
Brixmor Operating Partnership LP
3.85%, 02/01/25 (a)	250,000	252,685
4.13%, 06/15/26 (a)	50,000	51,083
3.90%, 03/15/27 (a)	150,000	151,130

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 05/15/29 (a)	250,000	256,417
4.05%, 07/01/30 (a)	450,000	451,683
2.50%, 08/16/31 (a)	250,000	221,435
Broadstone Net Lease LLC
2.60%, 09/15/31 (a)	150,000	134,012
Camden Property Trust
4.10%, 10/15/28 (a)	150,000	156,517
3.15%, 07/01/29 (a)	116,000	115,021
2.80%, 05/15/30 (a)	250,000	241,175
3.35%, 11/01/49 (a)	150,000	140,529
Corporate Office Properties LP
2.25%, 03/15/26 (a)	250,000	238,832
2.00%, 01/15/29 (a)	150,000	132,512
2.75%, 04/15/31 (a)	200,000	180,344
CubeSmart LP
4.00%, 11/15/25 (a)	250,000	254,210
3.13%, 09/01/26 (a)	100,000	99,108
4.38%, 02/15/29 (a)	118,000	123,918
3.00%, 02/15/30 (a)	200,000	191,868
2.00%, 02/15/31 (a)	250,000	218,085
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (a)	200,000	200,950
3.45%, 11/15/29 (a)	200,000	210,020
2.15%, 11/01/30 (a)	150,000	150,000
Digital Realty Trust LP
3.70%, 08/15/27 (a)	370,000	373,093
4.45%, 07/15/28 (a)	150,000	156,268
3.60%, 07/01/29 (a)	325,000	323,505
Duke Realty LP
3.25%, 06/30/26 (a)	50,000	49,777
2.88%, 11/15/29 (a)	150,000	143,981
1.75%, 07/01/30 (a)	250,000	218,205
2.25%, 01/15/32 (a)	150,000	134,906
3.05%, 03/01/50 (a)	200,000	171,652
EPR Properties
4.75%, 12/15/26 (a)	200,000	200,400
4.50%, 06/01/27 (a)	200,000	198,236
4.95%, 04/15/28 (a)	300,000	301,107
3.75%, 08/15/29 (a)	200,000	188,810
ERP Operating LP
3.38%, 06/01/25 (a)	250,000	253,310
2.85%, 11/01/26 (a)	250,000	246,172
3.25%, 08/01/27 (a)	250,000	248,827
3.50%, 03/01/28 (a)	200,000	201,444
4.15%, 12/01/28 (a)	50,000	51,855
3.00%, 07/01/29 (a)	200,000	196,434
2.50%, 02/15/30 (a)	200,000	189,550
4.50%, 07/01/44 (a)	150,000	164,883
4.50%, 06/01/45 (a)	250,000	271,492
Essential Properties LP
2.95%, 07/15/31 (a)	150,000	131,793
Essex Portfolio LP
3.25%, 05/01/23 (a)	150,000	150,708
3.88%, 05/01/24 (a)	300,000	304,389
3.50%, 04/01/25 (a)	300,000	302,595
3.63%, 05/01/27 (a)	150,000	152,316
4.00%, 03/01/29 (a)	150,000	154,693
3.00%, 01/15/30 (a)	150,000	144,449
1.65%, 01/15/31 (a)	150,000	128,693
2.65%, 03/15/32 (a)	200,000	183,048
4.50%, 03/15/48 (a)	114,000	121,262
Extra Space Storage LP
2.55%, 06/01/31 (a)	150,000	135,389
2.35%, 03/15/32 (a)	200,000	176,304
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Federal Realty Investment Trust
3.95%, 01/15/24 (a)	250,000	253,265
1.25%, 02/15/26 (a)	150,000	138,471
3.25%, 07/15/27 (a)	200,000	196,780
3.20%, 06/15/29 (a)	100,000	98,129
4.50%, 12/01/44 (a)	300,000	305,859
Healthcare Realty Trust, Inc.
2.40%, 03/15/30 (a)	150,000	136,349
2.05%, 03/15/31 (a)	250,000	218,952
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (a)	350,000	350,140
3.75%, 07/01/27 (a)	250,000	253,255
2.00%, 03/15/31 (a)	250,000	216,812
Healthpeak Properties, Inc.
3.40%, 02/01/25 (a)	150,000	150,947
4.00%, 06/01/25 (a)	150,000	152,280
3.25%, 07/15/26 (a)	300,000	299,841
3.50%, 07/15/29 (a)	250,000	250,037
3.00%, 01/15/30 (a)	300,000	288,510
6.75%, 02/01/41 (a)	250,000	332,417
Highwoods Realty LP
4.20%, 04/15/29 (a)	300,000	306,003
3.05%, 02/15/30 (a)	150,000	142,059
2.60%, 02/01/31 (a)	150,000	136,140
Host Hotels & Resorts LP
3.88%, 04/01/24 (a)	200,000	201,834
4.00%, 06/15/25 (a)	100,000	101,076
4.50%, 02/01/26 (a)	150,000	153,392
3.38%, 12/15/29 (a)	200,000	190,846
3.50%, 09/15/30 (a)	375,000	357,525
Hudson Pacific Properties LP
3.95%, 11/01/27 (a)	150,000	151,044
4.65%, 04/01/29 (a)	150,000	157,014
3.25%, 01/15/30 (a)	150,000	143,618
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	250,000	227,372
2.00%, 08/15/31 (a)	200,000	171,184
2.70%, 01/15/34 (a)	150,000	131,552
Kilroy Realty LP
4.38%, 10/01/25 (a)	150,000	153,966
4.75%, 12/15/28 (a)	150,000	158,256
4.25%, 08/15/29 (a)	200,000	205,740
3.05%, 02/15/30 (a)	200,000	187,782
2.50%, 11/15/32 (a)	250,000	217,605
Kimco Realty Corp.
2.80%, 10/01/26 (a)	450,000	438,462
1.90%, 03/01/28 (a)	250,000	226,907
2.70%, 10/01/30 (a)	300,000	281,316
4.25%, 04/01/45 (a)	150,000	150,981
4.45%, 09/01/47 (a)	300,000	315,048
3.70%, 10/01/49 (a)	150,000	139,875
Kite Realty Group LP
4.00%, 10/01/26 (a)	100,000	100,221
Lexington Realty Trust
2.70%, 09/15/30 (a)	250,000	230,880
Life Storage LP
3.88%, 12/15/27 (a)	350,000	354,406
4.00%, 06/15/29 (a)	150,000	151,934
2.20%, 10/15/30 (a)	300,000	265,554
Mid-America Apartments LP
3.75%, 06/15/24 (a)	250,000	253,465
4.00%, 11/15/25 (a)	150,000	153,209
3.60%, 06/01/27 (a)	60,000	60,481
4.20%, 06/15/28 (a)	350,000	362,232
3.95%, 03/15/29 (a)	50,000	51,505
2.75%, 03/15/30 (a)	100,000	95,124

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.70%, 02/15/31 (a)	250,000	216,417
2.88%, 09/15/51 (a)	150,000	126,612
National Health Investors, Inc.
3.00%, 02/01/31 (a)	225,000	196,150
National Retail Properties, Inc.
3.90%, 06/15/24 (a)	100,000	101,593
3.60%, 12/15/26 (a)	250,000	252,092
3.50%, 10/15/27 (a)	125,000	124,399
4.30%, 10/15/28 (a)	200,000	205,054
2.50%, 04/15/30 (a)	100,000	92,136
4.80%, 10/15/48 (a)	135,000	145,784
3.10%, 04/15/50 (a)	200,000	164,572
3.00%, 04/15/52 (a)	200,000	161,284
Office Properties Income Trust
4.25%, 05/15/24 (a)	150,000	150,623
4.50%, 02/01/25 (a)	167,000	166,773
2.65%, 06/15/26 (a)	250,000	229,817
3.45%, 10/15/31 (a)	150,000	129,309
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (a)	500,000	511,280
4.50%, 01/15/25 (a)	50,000	50,827
5.25%, 01/15/26 (a)	100,000	103,724
4.50%, 04/01/27 (a)	100,000	102,094
4.75%, 01/15/28 (a)	93,000	94,380
3.63%, 10/01/29 (a)	150,000	141,809
3.38%, 02/01/31 (a)	250,000	229,445
3.25%, 04/15/33 (a)	300,000	261,942
Physicians Realty LP
4.30%, 03/15/27 (a)	300,000	308,145
Piedmont Operating Partnership LP
3.15%, 08/15/30 (a)	250,000	234,492
2.75%, 04/01/32 (a)	100,000	88,973
Prologis LP
3.25%, 10/01/26 (a)	150,000	151,286
4.38%, 02/01/29 (a)	25,000	26,624
2.25%, 04/15/30 (a)	350,000	325,349
1.25%, 10/15/30 (a)	350,000	298,252
1.63%, 03/15/31 (a)	200,000	174,388
3.00%, 04/15/50 (a)	350,000	312,728
2.13%, 10/15/50 (a)	350,000	260,092
Public Storage
0.88%, 02/15/26 (a)	200,000	184,866
1.50%, 11/09/26 (a)	150,000	140,879
3.09%, 09/15/27 (a)	250,000	250,195
3.39%, 05/01/29 (a)	300,000	304,083
2.30%, 05/01/31 (a)	250,000	231,160
2.25%, 11/09/31 (a)	200,000	183,068
Realty Income Corp.
4.60%, 02/06/24 (a)	200,000	205,480
3.88%, 07/15/24 (a)	300,000	304,917
4.63%, 11/01/25 (a)	250,000	261,670
0.75%, 03/15/26 (a)	250,000	225,970
4.13%, 10/15/26 (a)	50,000	51,653
3.00%, 01/15/27 (a)	300,000	295,986
3.95%, 08/15/27 (a)	300,000	308,604
3.40%, 01/15/28 (a)	350,000	349,814
3.65%, 01/15/28 (a)	300,000	304,839
3.10%, 12/15/29 (a)	100,000	97,634
3.25%, 01/15/31 (a)	400,000	394,024
2.85%, 12/15/32 (a)	200,000	189,134
4.65%, 03/15/47 (a)	200,000	225,032
Regency Centers LP
3.60%, 02/01/27 (a)	250,000	253,410
4.13%, 03/15/28 (a)	200,000	207,264
2.95%, 09/15/29 (a)	150,000	143,205
3.70%, 06/15/30 (a)	50,000	50,080
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.40%, 02/01/47 (a)	150,000	155,443
4.65%, 03/15/49 (a)	50,000	53,930
Retail Properties of America, Inc.
4.75%, 09/15/30 (a)	150,000	155,847
Rexford Industrial Realty LP
2.15%, 09/01/31 (a)	350,000	303,177
Sabra Health Care LP
5.13%, 08/15/26 (a)	200,000	204,798
3.90%, 10/15/29 (a)	150,000	144,618
3.20%, 12/01/31 (a)	250,000	223,705
Safehold Operating Partnership LP
2.80%, 06/15/31 (a)	150,000	132,752
Simon Property Group LP
2.75%, 06/01/23 (a)	500,000	501,055
3.75%, 02/01/24 (a)	350,000	355,918
2.00%, 09/13/24 (a)	175,000	172,011
3.38%, 10/01/24 (a)	100,000	101,188
3.50%, 09/01/25 (a)	300,000	302,946
3.30%, 01/15/26 (a)	300,000	302,142
3.25%, 11/30/26 (a)	200,000	200,630
3.38%, 06/15/27 (a)	650,000	652,749
3.38%, 12/01/27 (a)	100,000	99,660
1.75%, 02/01/28 (a)	350,000	319,126
2.45%, 09/13/29 (a)	550,000	513,859
2.65%, 07/15/30 (a)	100,000	94,358
2.20%, 02/01/31 (a)	100,000	90,250
6.75%, 02/01/40 (a)	320,000	419,501
4.75%, 03/15/42 (a)	250,000	271,275
4.25%, 10/01/44 (a)	200,000	204,644
4.25%, 11/30/46 (a)	100,000	104,452
3.25%, 09/13/49 (a)	450,000	404,388
3.80%, 07/15/50 (a)	300,000	296,349
SITE Centers Corp.
3.63%, 02/01/25 (a)	150,000	150,165
4.25%, 02/01/26 (a)	200,000	202,490
4.70%, 06/01/27 (a)	204,000	211,475
Spirit Realty LP
4.45%, 09/15/26 (a)	60,000	61,910
3.20%, 01/15/27 (a)	200,000	196,226
3.40%, 01/15/30 (a)	250,000	241,445
3.20%, 02/15/31 (a)	250,000	238,102
STORE Capital Corp.
4.50%, 03/15/28 (a)	85,000	87,780
4.63%, 03/15/29 (a)	150,000	155,854
2.75%, 11/18/30 (a)	150,000	136,326
Sun Communities Operating LP
2.30%, 11/01/28 (a)	150,000	136,329
2.70%, 07/15/31 (a)	200,000	180,536
Tanger Properties LP
3.13%, 09/01/26 (a)	150,000	145,473
3.88%, 07/15/27 (a)	150,000	150,587
UDR, Inc.
2.95%, 09/01/26 (a)	200,000	196,362
3.50%, 01/15/28 (a)	145,000	144,669
4.40%, 01/26/29 (a)	300,000	314,682
3.00%, 08/15/31 (a)	400,000	380,516
2.10%, 08/01/32 (a)	100,000	86,611
Ventas Realty LP
3.50%, 04/15/24 (a)	100,000	100,362
3.75%, 05/01/24 (a)	150,000	151,827
2.65%, 01/15/25 (a)	150,000	147,294
3.50%, 02/01/25 (a)	200,000	200,356
4.13%, 01/15/26 (a)	150,000	153,591
3.25%, 10/15/26 (a)	250,000	248,165
4.00%, 03/01/28 (a)	300,000	305,502
4.40%, 01/15/29 (a)	300,000	315,075

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 11/15/30 (a)	300,000	322,137
5.70%, 09/30/43 (a)	150,000	177,634
4.88%, 04/15/49 (a)	150,000	164,670
Vornado Realty LP
3.50%, 01/15/25 (a)	150,000	149,508
2.15%, 06/01/26 (a)	150,000	140,558
Welltower, Inc.
4.50%, 01/15/24 (a)	300,000	306,576
3.63%, 03/15/24 (a)	600,000	606,630
4.00%, 06/01/25 (a)	200,000	203,370
4.25%, 04/01/26 (a)	400,000	411,500
2.70%, 02/15/27 (a)	100,000	97,895
4.13%, 03/15/29 (a)	400,000	413,692
3.10%, 01/15/30 (a)	150,000	144,944
2.75%, 01/15/31 (a)	300,000	281,223
6.50%, 03/15/41 (a)	300,000	385,644
4.95%, 09/01/48 (a)	200,000	226,502
WP Carey, Inc.
4.60%, 04/01/24 (a)	85,000	87,289
4.00%, 02/01/25 (a)	400,000	409,356
3.85%, 07/15/29 (a)	100,000	101,314
2.40%, 02/01/31 (a)	200,000	180,464
2.25%, 04/01/33 (a)	150,000	128,891
		59,827,689
		647,420,782

Industrial 14.9%
Basic Industry 0.7%
Air Products and Chemicals, Inc.
3.35%, 07/31/24 (a)	20,000	20,289
1.50%, 10/15/25 (a)	250,000	238,480
1.85%, 05/15/27 (a)	300,000	283,695
2.05%, 05/15/30 (a)	250,000	230,755
2.70%, 05/15/40 (a)	300,000	267,663
2.80%, 05/15/50 (a)	250,000	219,645
Albemarle Corp.
4.15%, 12/01/24 (a)	150,000	153,537
5.45%, 12/01/44 (a)	100,000	112,798
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30 (a)	450,000	421,128
ArcelorMittal S.A.
4.25%, 07/16/29 (d)	200,000	203,422
7.00%, 10/15/39	350,000	416,573
Barrick Gold Corp.
5.25%, 04/01/42	100,000	115,915
Barrick North America Finance LLC
5.70%, 05/30/41	450,000	547,542
5.75%, 05/01/43	200,000	244,292
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	400,000	493,204
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23	300,000	306,492
6.42%, 03/01/26	100,000	112,377
4.13%, 02/24/42	275,000	292,314
5.00%, 09/30/43	850,000	1,009,885
Cabot Corp.
4.00%, 07/01/29 (a)	150,000	151,131
Celanese US Holdings LLC
3.50%, 05/08/24 (a)	100,000	100,272
1.40%, 08/05/26 (a)	150,000	135,257
Celulosa Arauco y Constitucion S.A.
4.50%, 08/01/24 (a)	200,000	205,644
3.88%, 11/02/27 (a)	200,000	202,960
5.50%, 11/02/47 (a)	200,000	203,160
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CF Industries, Inc.
3.45%, 06/01/23	350,000	355,089
5.15%, 03/15/34	350,000	389,420
5.38%, 03/15/44	300,000	339,972
Dow Chemical Co.
3.63%, 05/15/26 (a)	150,000	152,133
4.80%, 11/30/28 (a)	50,000	53,735
7.38%, 11/01/29	450,000	563,800
2.10%, 11/15/30 (a)	250,000	225,263
4.25%, 10/01/34 (a)	300,000	310,323
5.25%, 11/15/41 (a)	300,000	342,018
4.38%, 11/15/42 (a)	600,000	624,108
4.63%, 10/01/44 (a)	150,000	158,888
5.55%, 11/30/48 (a)	350,000	427,595
4.80%, 05/15/49 (a)	300,000	332,388
3.60%, 11/15/50 (a)	250,000	233,408
DuPont de Nemours, Inc.
4.21%, 11/15/23 (a)	800,000	818,808
4.49%, 11/15/25 (a)	625,000	650,425
4.73%, 11/15/28 (a)	750,000	804,210
5.32%, 11/15/38 (a)	550,000	634,991
5.42%, 11/15/48 (a)	705,000	855,553
Eastman Chemical Co.
3.80%, 03/15/25 (a)	250,000	253,142
4.80%, 09/01/42 (a)	250,000	264,257
4.65%, 10/15/44 (a)	220,000	227,407
Ecolab, Inc.
2.70%, 11/01/26 (a)	300,000	296,868
3.25%, 12/01/27 (a)	450,000	457,398
4.80%, 03/24/30 (a)	50,000	55,432
1.30%, 01/30/31 (a)	300,000	258,780
2.13%, 02/01/32 (a)	250,000	229,183
2.13%, 08/15/50 (a)	250,000	191,843
2.70%, 12/15/51 (a)	250,000	215,028
2.75%, 08/18/55 (a)	264,000	221,837
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (a)	200,000	191,864
2.30%, 07/15/30 (a)	150,000	139,737
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (a)	200,000	203,378
5.50%, 01/17/27	250,000	264,955
FMC Corp.
3.20%, 10/01/26 (a)	150,000	148,970
3.45%, 10/01/29 (a)	300,000	295,521
4.50%, 10/01/49 (a)	200,000	207,842
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	500,000	514,755
4.13%, 03/01/28 (a)	300,000	300,432
4.63%, 08/01/30 (a)	500,000	511,665
5.40%, 11/14/34 (a)	300,000	333,783
5.45%, 03/15/43 (a)	500,000	561,660
Georgia-Pacific LLC
8.00%, 01/15/24	300,000	327,726
7.75%, 11/15/29	250,000	321,015
Huntsman International LLC
4.50%, 05/01/29 (a)	300,000	310,197
2.95%, 06/15/31 (a)	150,000	138,723
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	250,000	260,060
4.38%, 06/01/47 (a)	50,000	50,399
5.00%, 09/26/48 (a)	400,000	439,544
International Paper Co.
7.30%, 11/15/39	200,000	266,440
6.00%, 11/15/41 (a)	200,000	240,008
4.80%, 06/15/44 (a)	250,000	267,220
5.15%, 05/15/46 (a)	200,000	228,738

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.40%, 08/15/47 (a)	300,000	315,198
4.35%, 08/15/48 (a)	250,000	262,800
Kinross Gold Corp.
5.95%, 03/15/24 (a)	250,000	261,620
4.50%, 07/15/27 (a)	150,000	154,307
Linde, Inc.
2.65%, 02/05/25 (a)	200,000	198,876
3.20%, 01/30/26 (a)	350,000	353,132
1.10%, 08/10/30 (a)	200,000	172,014
3.55%, 11/07/42 (a)	150,000	152,685
2.00%, 08/10/50 (a)	100,000	76,086
Lubrizol Corp.
6.50%, 10/01/34	96,000	125,319
LYB International Finance BV
4.00%, 07/15/23	148,000	150,398
5.25%, 07/15/43	250,000	278,447
4.88%, 03/15/44 (a)	250,000	265,975
LYB International Finance II BV
3.50%, 03/02/27 (a)	400,000	400,396
LYB International Finance III LLC
2.25%, 10/01/30 (a)	200,000	180,542
3.38%, 10/01/40 (a)	250,000	224,815
4.20%, 10/15/49 (a)	350,000	347,116
4.20%, 05/01/50 (a)	350,000	345,226
3.63%, 04/01/51 (a)	250,000	225,983
3.80%, 10/01/60 (a)	175,000	154,340
LyondellBasell Industries NV
5.75%, 04/15/24 (a)	250,000	260,920
4.63%, 02/26/55 (a)	350,000	357,290
Mosaic Co.
4.25%, 11/15/23 (a)	100,000	102,223
4.05%, 11/15/27 (a)	250,000	256,475
5.45%, 11/15/33 (a)	200,000	230,282
4.88%, 11/15/41 (a)	150,000	160,701
5.63%, 11/15/43 (a)	200,000	241,080
NewMarket Corp.
2.70%, 03/18/31 (a)	200,000	183,532
Newmont Corp.
2.80%, 10/01/29 (a)	250,000	239,385
2.25%, 10/01/30 (a)	350,000	319,805
5.88%, 04/01/35	250,000	294,965
6.25%, 10/01/39	325,000	411,993
4.88%, 03/15/42 (a)	350,000	395,468
5.45%, 06/09/44 (a)	175,000	208,772
Nucor Corp.
4.00%, 08/01/23 (a)	200,000	204,008
2.00%, 06/01/25 (a)	150,000	145,511
3.95%, 05/01/28 (a)	200,000	205,554
2.70%, 06/01/30 (a)	250,000	237,522
6.40%, 12/01/37	100,000	128,172
2.98%, 12/15/55 (a)	400,000	330,776
Nutrien Ltd.
1.90%, 05/13/23	100,000	99,500
3.00%, 04/01/25 (a)	100,000	99,470
4.20%, 04/01/29 (a)	250,000	261,517
4.13%, 03/15/35 (a)	300,000	305,112
5.88%, 12/01/36	100,000	120,286
5.63%, 12/01/40	50,000	59,795
6.13%, 01/15/41 (a)	200,000	250,716
4.90%, 06/01/43 (a)	200,000	219,530
5.25%, 01/15/45 (a)	250,000	287,865
5.00%, 04/01/49 (a)	50,000	57,978
3.95%, 05/13/50 (a)	300,000	301,980
Packaging Corp. of America
3.65%, 09/15/24 (a)	200,000	202,598
3.40%, 12/15/27 (a)	200,000	200,404
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.05%, 12/15/49 (a)	150,000	151,623
3.05%, 10/01/51 (a)	200,000	171,464
PPG Industries, Inc.
2.40%, 08/15/24 (a)	100,000	98,730
3.75%, 03/15/28 (a)	300,000	307,659
2.80%, 08/15/29 (a)	150,000	144,284
2.55%, 06/15/30 (a)	100,000	93,851
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (a)	200,000	203,596
1.30%, 08/15/25 (a)	75,000	70,225
2.15%, 08/15/30 (a)	250,000	224,568
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	381,000	493,704
6.13%, 12/15/33	50,000	63,272
5.75%, 06/01/35	50,000	61,236
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	250,000	302,297
5.20%, 11/02/40	350,000	420,444
2.75%, 11/02/51 (a)	200,000	173,518
Rio Tinto Finance USA PLC
4.75%, 03/22/42 (a)	400,000	455,112
4.13%, 08/21/42 (a)	150,000	161,759
RPM International, Inc.
3.75%, 03/15/27 (a)	250,000	254,120
4.25%, 01/15/48 (a)	250,000	253,250
Sherwin-Williams Co.
3.13%, 06/01/24 (a)	250,000	251,622
3.45%, 08/01/25 (a)	100,000	100,569
3.45%, 06/01/27 (a)	650,000	652,561
2.95%, 08/15/29 (a)	300,000	289,545
2.30%, 05/15/30 (a)	200,000	183,406
4.55%, 08/01/45 (a)	150,000	156,158
4.50%, 06/01/47 (a)	500,000	528,930
3.80%, 08/15/49 (a)	200,000	192,442
3.30%, 05/15/50 (a)	150,000	133,451
Southern Copper Corp.
3.88%, 04/23/25	250,000	253,045
7.50%, 07/27/35	350,000	450,978
6.75%, 04/16/40	450,000	574,717
5.25%, 11/08/42	300,000	341,370
5.88%, 04/23/45	345,000	424,512
Steel Dynamics, Inc.
2.40%, 06/15/25 (a)	150,000	145,391
5.00%, 12/15/26 (a)	150,000	153,821
1.65%, 10/15/27 (a)	100,000	90,842
3.45%, 04/15/30 (a)	250,000	246,787
3.25%, 01/15/31 (a)	200,000	194,154
3.25%, 10/15/50 (a)	150,000	128,831
Suzano Austria GmbH
6.00%, 01/15/29 (a)	550,000	594,555
5.00%, 01/15/30 (a)	500,000	511,595
3.75%, 01/15/31 (a)	250,000	235,575
3.13%, 01/15/32 (a)	350,000	312,336
Teck Resources Ltd.
3.90%, 07/15/30 (a)	250,000	249,777
6.13%, 10/01/35	200,000	235,970
6.00%, 08/15/40 (a)	200,000	230,186
6.25%, 07/15/41 (a)	250,000	299,567
5.40%, 02/01/43 (a)	100,000	108,854
Vale Overseas Ltd.
6.25%, 08/10/26	550,000	603,680
3.75%, 07/08/30 (a)	500,000	482,610
8.25%, 01/17/34	250,000	324,212
6.88%, 11/21/36	523,000	632,903
6.88%, 11/10/39	450,000	549,607

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Vale S.A.
5.63%, 09/11/42	175,000	188,437
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	250,000	253,215
3.38%, 06/15/30 (a)	150,000	147,011
2.88%, 08/15/41 (a)	150,000	126,078
5.00%, 08/15/46 (a)	250,000	275,757
4.38%, 11/15/47 (a)	180,000	182,770
3.13%, 08/15/51 (a)	200,000	166,190
3.38%, 08/15/61 (a)	150,000	121,937
WestRock MWV LLC
8.20%, 01/15/30	215,000	275,634
Weyerhaeuser Co.
6.95%, 10/01/27	200,000	233,174
4.00%, 11/15/29 (a)	175,000	180,096
7.38%, 03/15/32	450,000	575,397
WRKCo, Inc.
3.00%, 09/15/24 (a)	250,000	249,007
3.75%, 03/15/25 (a)	200,000	202,854
4.65%, 03/15/26 (a)	350,000	365,155
3.90%, 06/01/28 (a)	250,000	251,167
4.90%, 03/15/29 (a)	300,000	323,307
4.20%, 06/01/32 (a)	250,000	259,997
3.00%, 06/15/33 (a)	250,000	233,630
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(b)	150,000	134,510
		55,897,418
Capital Goods 1.4%
3M Co.
3.25%, 02/14/24 (a)	250,000	253,450
2.00%, 02/14/25 (a)	450,000	440,550
2.65%, 04/15/25 (a)	200,000	198,792
3.00%, 08/07/25	100,000	100,529
2.25%, 09/19/26 (a)	100,000	97,355
2.88%, 10/15/27 (a)	300,000	298,761
3.38%, 03/01/29 (a)	150,000	152,652
2.38%, 08/26/29 (a)	350,000	333,231
3.05%, 04/15/30 (a)	200,000	198,746
3.13%, 09/19/46 (a)	200,000	180,880
3.63%, 10/15/47 (a)	250,000	248,373
4.00%, 09/14/48 (a)	450,000	477,742
3.25%, 08/26/49 (a)	300,000	281,016
3.70%, 04/15/50 (a)(d)	250,000	252,022
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	200,000	205,486
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	200,000	176,036
Allegion PLC
3.50%, 10/01/29 (a)	110,000	106,581
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	350,000	345,740
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	80,000	81,139
4.50%, 05/15/28 (a)	300,000	317,295
Amcor Flexibles North America, Inc.
2.63%, 06/19/30 (a)	250,000	231,093
2.69%, 05/25/31 (a)	250,000	230,238
Amphenol Corp.
2.05%, 03/01/25 (a)	200,000	194,722
4.35%, 06/01/29 (a)	200,000	210,898
2.80%, 02/15/30 (a)	300,000	284,472
Avery Dennison Corp.
4.88%, 12/06/28 (a)	200,000	214,036
2.65%, 04/30/30 (a)	200,000	185,998
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Berry Global, Inc.
0.95%, 02/15/24 (a)	150,000	143,639
1.57%, 01/15/26 (a)	600,000	560,304
1.65%, 01/15/27 (a)	100,000	91,341
BOC Aviation Ltd.
3.00%, 05/23/22	200,000	200,022
Boeing Co.
4.51%, 05/01/23 (a)	950,000	966,349
1.88%, 06/15/23 (a)	100,000	98,995
1.95%, 02/01/24	350,000	342,807
1.43%, 02/04/24 (a)	1,000,000	967,940
2.80%, 03/01/24 (a)	150,000	149,385
2.85%, 10/30/24 (a)	100,000	98,772
4.88%, 05/01/25 (a)	1,150,000	1,188,019
2.60%, 10/30/25 (a)	100,000	96,583
2.75%, 02/01/26 (a)	500,000	485,450
2.20%, 02/04/26 (a)	1,750,000	1,656,445
3.10%, 05/01/26 (a)	200,000	196,474
2.25%, 06/15/26 (a)	50,000	47,185
2.70%, 02/01/27 (a)	300,000	288,333
2.80%, 03/01/27 (a)	100,000	95,582
5.04%, 05/01/27 (a)	700,000	736,799
3.25%, 03/01/28 (a)	100,000	96,411
3.45%, 11/01/28 (a)	150,000	145,353
3.20%, 03/01/29 (a)	350,000	334,323
2.95%, 02/01/30 (a)	350,000	324,922
5.15%, 05/01/30 (a)	1,500,000	1,598,850
3.63%, 02/01/31 (a)	500,000	486,715
6.13%, 02/15/33	150,000	170,831
3.60%, 05/01/34 (a)	250,000	233,838
3.25%, 02/01/35 (a)	250,000	224,025
6.63%, 02/15/38	150,000	178,632
3.55%, 03/01/38 (a)	150,000	133,680
3.50%, 03/01/39 (a)	150,000	130,997
6.88%, 03/15/39	200,000	248,970
5.88%, 02/15/40	150,000	168,686
5.71%, 05/01/40 (a)	1,000,000	1,120,720
3.65%, 03/01/47 (a)	100,000	85,540
3.63%, 03/01/48 (a)	100,000	85,723
3.85%, 11/01/48 (a)	150,000	131,852
3.90%, 05/01/49 (a)	150,000	135,614
3.75%, 02/01/50 (a)	425,000	382,066
5.81%, 05/01/50 (a)	1,700,000	1,963,738
3.83%, 03/01/59 (a)	100,000	83,971
3.95%, 08/01/59 (a)	340,000	297,038
5.93%, 05/01/60 (a)	1,125,000	1,305,270
Carlisle Cos., Inc.
0.55%, 09/01/23 (a)	100,000	97,106
3.50%, 12/01/24 (a)	400,000	403,132
2.75%, 03/01/30 (a)	250,000	233,258
Carrier Global Corp.
2.24%, 02/15/25 (a)	650,000	632,040
2.49%, 02/15/27 (a)	89,000	85,036
2.72%, 02/15/30 (a)	700,000	658,546
2.70%, 02/15/31 (a)(b)	250,000	233,550
3.38%, 04/05/40 (a)	500,000	456,420
3.58%, 04/05/50 (a)(b)	550,000	504,493
Caterpillar Financial Services Corp.
3.45%, 05/15/23	65,000	65,853
0.65%, 07/07/23	500,000	490,370
0.45%, 09/14/23	400,000	390,092
3.75%, 11/24/23	450,000	461,704
3.65%, 12/07/23	100,000	102,090
2.85%, 05/17/24	150,000	150,881
3.30%, 06/09/24	250,000	254,055
0.60%, 09/13/24	200,000	190,714
2.15%, 11/08/24	450,000	446,152
3.25%, 12/01/24	100,000	101,636

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.45%, 05/15/25	300,000	288,489
0.80%, 11/13/25	500,000	465,150
0.90%, 03/02/26	300,000	278,940
1.10%, 09/14/27	450,000	410,539
Caterpillar, Inc.
3.40%, 05/15/24 (a)	600,000	610,026
2.60%, 04/09/30 (a)	250,000	243,950
6.05%, 08/15/36	425,000	541,416
5.20%, 05/27/41	275,000	334,350
3.80%, 08/15/42	250,000	259,710
4.30%, 05/15/44 (a)	175,000	192,854
3.25%, 09/19/49 (a)	400,000	388,744
3.25%, 04/09/50 (a)	400,000	389,376
4.75%, 05/15/64 (a)	200,000	246,696
CNH Industrial Capital LLC
1.95%, 07/02/23	100,000	99,036
4.20%, 01/15/24	240,000	245,566
1.88%, 01/15/26 (a)	200,000	189,620
CNH Industrial NV
4.50%, 08/15/23	350,000	357,910
3.85%, 11/15/27 (a)	150,000	151,218
Crane Co.
4.20%, 03/15/48 (a)	150,000	152,702
Deere & Co.
2.75%, 04/15/25 (a)	500,000	499,500
5.38%, 10/16/29	250,000	287,810
3.10%, 04/15/30 (a)	350,000	351,001
7.13%, 03/03/31	150,000	195,204
3.90%, 06/09/42 (a)	250,000	266,512
2.88%, 09/07/49 (a)	200,000	183,356
3.75%, 04/15/50 (a)	300,000	318,972
Dover Corp.
2.95%, 11/04/29 (a)	150,000	146,183
5.38%, 10/15/35	100,000	113,082
5.38%, 03/01/41 (a)	200,000	232,202
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	250,000	222,955
Eaton Corp.
4.00%, 11/02/32	200,000	210,252
4.15%, 11/02/42	350,000	363,688
Emerson Electric Co.
0.88%, 10/15/26 (a)	200,000	184,030
1.80%, 10/15/27 (a)	350,000	328,391
1.95%, 10/15/30 (a)	200,000	182,050
2.20%, 12/21/31 (a)	250,000	230,808
5.25%, 11/15/39	140,000	162,397
2.75%, 10/15/50 (a)	300,000	255,753
2.80%, 12/21/51 (a)	250,000	215,058
Flowserve Corp.
3.50%, 10/01/30 (a)	350,000	331,856
Fortive Corp.
3.15%, 06/15/26 (a)	250,000	249,307
4.30%, 06/15/46 (a)	250,000	263,305
Fortune Brands Home & Security, Inc.
4.00%, 09/21/23 (a)	200,000	203,954
4.00%, 06/15/25 (a)	250,000	254,930
3.25%, 09/15/29 (a)	200,000	192,714
GE Capital Funding LLC
4.55%, 05/15/32 (a)	250,000	269,475
GE Capital International Funding Co.
3.37%, 11/15/25	200,000	201,296
4.42%, 11/15/35	2,500,000	2,697,025
General Dynamics Corp.
3.38%, 05/15/23 (a)	250,000	252,957
1.88%, 08/15/23 (a)	200,000	198,960
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.38%, 11/15/24 (a)	100,000	99,418
3.25%, 04/01/25 (a)	250,000	252,875
3.50%, 05/15/25 (a)	250,000	254,667
2.13%, 08/15/26 (a)	250,000	241,888
3.50%, 04/01/27 (a)	250,000	255,010
2.63%, 11/15/27 (a)	150,000	146,759
3.75%, 05/15/28 (a)	400,000	411,708
3.63%, 04/01/30 (a)	350,000	361,357
2.25%, 06/01/31 (a)	200,000	187,614
4.25%, 04/01/40 (a)	300,000	327,360
3.60%, 11/15/42 (a)	150,000	151,002
4.25%, 04/01/50 (a)	175,000	197,029
General Electric Co.
6.75%, 03/15/32	808,000	1,018,702
5.88%, 01/14/38	100,000	120,320
6.88%, 01/10/39	100,000	132,282
4.35%, 05/01/50 (a)	350,000	376,925
Honeywell International, Inc.
3.35%, 12/01/23	100,000	101,420
2.30%, 08/15/24 (a)	250,000	249,122
1.35%, 06/01/25 (a)	400,000	384,428
2.50%, 11/01/26 (a)	550,000	542,894
1.10%, 03/01/27 (a)	250,000	230,500
2.70%, 08/15/29 (a)	250,000	245,860
1.95%, 06/01/30 (a)	500,000	462,010
1.75%, 09/01/31 (a)	500,000	448,490
5.70%, 03/15/37	200,000	249,892
3.81%, 11/21/47 (a)	200,000	213,350
2.80%, 06/01/50 (a)(d)	250,000	231,340
Hubbell, Inc.
3.35%, 03/01/26 (a)	50,000	50,319
3.15%, 08/15/27 (a)	100,000	99,177
3.50%, 02/15/28 (a)	150,000	149,927
2.30%, 03/15/31 (a)	150,000	136,832
Huntington Ingalls Industries, Inc.
0.67%, 08/16/23 (a)(b)	250,000	242,873
3.48%, 12/01/27 (a)	240,000	237,302
4.20%, 05/01/30 (a)	250,000	259,227
IDEX Corp.
3.00%, 05/01/30 (a)	350,000	329,259
Illinois Tool Works, Inc.
3.50%, 03/01/24 (a)	265,000	269,685
2.65%, 11/15/26 (a)	450,000	445,158
4.88%, 09/15/41 (a)	150,000	174,659
3.90%, 09/01/42 (a)	350,000	359,793
John Deere Capital Corp.
3.45%, 06/07/23	150,000	151,895
0.70%, 07/05/23	50,000	49,152
0.40%, 10/10/23	150,000	145,986
3.45%, 01/10/24	200,000	203,330
2.60%, 03/07/24	500,000	501,390
2.65%, 06/24/24	475,000	476,012
2.05%, 01/09/25	250,000	246,015
2.13%, 03/07/25	250,000	245,995
3.40%, 09/11/25	200,000	203,518
0.70%, 01/15/26	200,000	185,272
2.65%, 06/10/26	400,000	396,448
1.05%, 06/17/26	250,000	232,150
2.25%, 09/14/26	400,000	389,144
1.75%, 03/09/27	150,000	142,059
2.80%, 09/08/27	350,000	347,252
3.05%, 01/06/28	50,000	50,090
3.45%, 03/07/29	200,000	205,762
2.80%, 07/18/29	400,000	394,212
2.45%, 01/09/30	400,000	383,748
2.00%, 06/17/31	200,000	183,912

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Johnson Controls International plc
3.63%, 07/02/24 (a)	150,000	151,911
3.90%, 02/14/26 (a)	183,000	187,445
1.75%, 09/15/30 (a)	150,000	134,355
6.00%, 01/15/36	382,000	469,558
4.63%, 07/02/44 (a)	200,000	216,800
5.13%, 09/14/45 (a)	174,000	197,022
4.50%, 02/15/47 (a)	50,000	52,800
Kennametal, Inc.
4.63%, 06/15/28 (a)	300,000	311,739
L3Harris Technologies, Inc.
3.85%, 06/15/23 (a)	300,000	304,173
3.95%, 05/28/24 (a)	100,000	101,765
3.83%, 04/27/25 (a)	200,000	202,798
3.85%, 12/15/26 (a)	200,000	203,656
4.40%, 06/15/28 (a)	545,000	566,349
2.90%, 12/15/29 (a)	150,000	144,296
1.80%, 01/15/31 (a)	200,000	174,052
4.85%, 04/27/35 (a)	300,000	328,047
6.15%, 12/15/40	50,000	63,002
5.05%, 04/27/45 (a)	100,000	114,039
Lafarge S.A.
7.13%, 07/15/36	150,000	196,863
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	200,000	199,026
4.40%, 03/15/29 (a)	226,000	235,580
3.50%, 11/15/51 (a)	150,000	132,569
Legrand France S.A.
8.50%, 02/15/25	200,000	229,340
Lennox International, Inc.
1.35%, 08/01/25 (a)	100,000	93,810
1.70%, 08/01/27 (a)	300,000	275,211
Lockheed Martin Corp.
2.90%, 03/01/25 (a)	50,000	50,239
3.55%, 01/15/26 (a)	450,000	461,250
1.85%, 06/15/30 (a)	300,000	272,709
3.60%, 03/01/35 (a)	100,000	101,052
4.50%, 05/15/36 (a)	100,000	110,416
6.15%, 09/01/36	300,000	381,753
5.72%, 06/01/40	165,000	206,083
4.07%, 12/15/42	450,000	478,876
3.80%, 03/01/45 (a)	350,000	358,893
4.70%, 05/15/46 (a)	350,000	405,849
2.80%, 06/15/50 (a)	250,000	220,075
4.09%, 09/15/52 (a)	525,000	577,505
Martin Marietta Materials, Inc.
0.65%, 07/15/23 (a)	250,000	244,200
4.25%, 07/02/24 (a)	200,000	204,844
3.45%, 06/01/27 (a)	25,000	25,103
3.50%, 12/15/27 (a)	150,000	150,930
2.50%, 03/15/30 (a)	200,000	183,502
2.40%, 07/15/31 (a)	400,000	359,708
4.25%, 12/15/47 (a)	300,000	300,099
Masco Corp.
2.00%, 10/01/30 (a)	350,000	304,006
4.50%, 05/15/47 (a)	300,000	310,500
Mohawk Industries, Inc.
3.63%, 05/15/30 (a)	200,000	196,528
Northrop Grumman Corp.
3.25%, 08/01/23	250,000	252,692
2.93%, 01/15/25 (a)	550,000	549,675
3.20%, 02/01/27 (a)	300,000	301,020
3.25%, 01/15/28 (a)	450,000	450,247
4.40%, 05/01/30 (a)	300,000	322,176
5.15%, 05/01/40 (a)	100,000	116,764
5.05%, 11/15/40	150,000	174,659
4.75%, 06/01/43	350,000	394,887
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.85%, 04/15/45 (a)	200,000	200,752
4.03%, 10/15/47 (a)	700,000	738,822
5.25%, 05/01/50 (a)	350,000	438,707
nVent Finance Sarl
4.55%, 04/15/28 (a)	200,000	206,354
2.75%, 11/15/31 (a)	100,000	89,988
Oshkosh Corp.
3.10%, 03/01/30 (a)	250,000	233,885
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	500,000	487,625
2.29%, 04/05/27 (a)	200,000	189,838
2.57%, 02/15/30 (a)	500,000	467,740
3.11%, 02/15/40 (a)	50,000	44,458
3.36%, 02/15/50 (a)	300,000	266,646
Owens Corning
3.40%, 08/15/26 (a)	150,000	150,251
3.95%, 08/15/29 (a)	200,000	203,524
3.88%, 06/01/30 (a)	100,000	101,069
7.00%, 12/01/36	145,000	183,109
4.30%, 07/15/47 (a)	200,000	196,786
4.40%, 01/30/48 (a)	150,000	150,144
Parker-Hannifin Corp.
2.70%, 06/14/24 (a)	350,000	348,166
3.25%, 03/01/27 (a)	100,000	100,034
3.25%, 06/14/29 (a)	370,000	365,353
4.20%, 11/21/34 (a)	250,000	255,660
6.25%, 05/15/38	150,000	185,189
4.45%, 11/21/44 (a)	200,000	208,100
4.10%, 03/01/47 (a)	150,000	149,951
4.00%, 06/14/49 (a)	250,000	249,005
Pentair Finance Sarl
4.50%, 07/01/29 (a)	150,000	156,603
Precision Castparts Corp.
3.25%, 06/15/25 (a)	200,000	202,536
3.90%, 01/15/43 (a)	250,000	255,132
4.38%, 06/15/45 (a)	139,000	150,509
Raytheon Technologies Corp.
3.70%, 12/15/23 (a)	200,000	203,434
3.20%, 03/15/24 (a)	250,000	252,827
3.95%, 08/16/25 (a)	500,000	516,075
2.65%, 11/01/26 (a)	250,000	245,355
3.50%, 03/15/27 (a)	200,000	203,070
3.13%, 05/04/27 (a)	350,000	351,106
4.13%, 11/16/28 (a)	900,000	941,661
7.50%, 09/15/29	250,000	317,175
2.25%, 07/01/30 (a)	450,000	417,424
1.90%, 09/01/31 (a)	350,000	310,656
5.40%, 05/01/35	250,000	294,577
6.05%, 06/01/36	300,000	373,890
6.13%, 07/15/38	200,000	252,730
4.45%, 11/16/38 (a)	300,000	325,758
5.70%, 04/15/40	200,000	245,472
4.88%, 10/15/40 (b)	150,000	168,861
4.70%, 12/15/41	200,000	220,560
4.50%, 06/01/42	1,000,000	1,101,620
4.80%, 12/15/43 (a)	165,000	185,178
4.15%, 05/15/45 (a)	250,000	258,550
3.75%, 11/01/46 (a)	350,000	346,636
4.35%, 04/15/47 (a)	350,000	376,845
4.05%, 05/04/47 (a)	400,000	413,512
4.63%, 11/16/48 (a)	350,000	395,706
3.13%, 07/01/50 (a)	300,000	270,150
2.82%, 09/01/51 (a)	350,000	296,401
Republic Services, Inc.
2.50%, 08/15/24 (a)	350,000	346,675
0.88%, 11/15/25 (a)	150,000	137,429
2.90%, 07/01/26 (a)	350,000	346,055

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.38%, 11/15/27 (a)	600,000	603,354
3.95%, 05/15/28 (a)	75,000	77,068
2.30%, 03/01/30 (a)	250,000	230,745
1.45%, 02/15/31 (a)	250,000	212,173
1.75%, 02/15/32 (a)	250,000	215,093
6.20%, 03/01/40	100,000	125,969
3.05%, 03/01/50 (a)	150,000	131,643
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	100,000	102,932
1.75%, 08/15/31 (a)	200,000	176,958
4.20%, 03/01/49 (a)	250,000	267,637
2.80%, 08/15/61 (a)	150,000	121,407
Roper Technologies, Inc.
2.35%, 09/15/24 (a)	150,000	147,884
1.00%, 09/15/25 (a)	250,000	232,395
3.85%, 12/15/25 (a)	300,000	306,021
3.80%, 12/15/26 (a)	150,000	153,705
1.40%, 09/15/27 (a)	350,000	317,478
4.20%, 09/15/28 (a)	50,000	52,014
2.95%, 09/15/29 (a)	400,000	385,944
2.00%, 06/30/30 (a)	350,000	311,986
1.75%, 02/15/31 (a)	250,000	216,255
Snap-on, Inc.
4.10%, 03/01/48 (a)	100,000	106,584
3.10%, 05/01/50 (a)	200,000	183,728
Sonoco Products Co.
1.80%, 02/01/25 (a)	125,000	120,013
3.13%, 05/01/30 (a)	400,000	385,508
2.85%, 02/01/32 (a)	100,000	93,580
5.75%, 11/01/40 (a)	130,000	155,359
Stanley Black & Decker, Inc.
2.30%, 02/24/25 (a)	150,000	147,386
3.40%, 03/01/26 (a)	100,000	101,212
4.25%, 11/15/28 (a)	150,000	157,470
2.30%, 03/15/30 (a)	350,000	325,500
5.20%, 09/01/40	109,000	125,656
4.85%, 11/15/48 (a)	200,000	232,168
2.75%, 11/15/50 (a)	250,000	207,343
4.00%, 03/15/60 (a)(c)	250,000	247,033
Teledyne Technologies, Inc.
0.65%, 04/01/23	250,000	246,130
1.60%, 04/01/26 (a)	250,000	233,465
2.75%, 04/01/31 (a)	500,000	463,550
Textron, Inc.
4.30%, 03/01/24 (a)	100,000	102,094
3.88%, 03/01/25 (a)	250,000	254,810
4.00%, 03/15/26 (a)	100,000	102,329
3.65%, 03/15/27 (a)	200,000	202,014
3.90%, 09/17/29 (a)	200,000	204,472
2.45%, 03/15/31 (a)	250,000	226,780
Timken Co.
3.88%, 09/01/24 (a)	150,000	150,996
4.50%, 12/15/28 (a)	150,000	154,052
Trane Technologies Global Holding Co., Ltd.
4.25%, 06/15/23	250,000	254,720
3.75%, 08/21/28 (a)	300,000	302,262
5.75%, 06/15/43	200,000	243,074
4.30%, 02/21/48 (a)	150,000	156,465
Trane Technologies Luxembourg Finance S.A.
3.80%, 03/21/29 (a)	400,000	407,100
4.65%, 11/01/44 (a)	100,000	107,747
United Rentals North America, Inc.
3.88%, 11/15/27 (a)	300,000	297,705
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	180,000	191,480
5.25%, 10/01/54 (a)	150,000	164,924
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Vontier Corp.
1.80%, 04/01/26 (a)	200,000	180,966
2.40%, 04/01/28 (a)	200,000	176,816
2.95%, 04/01/31 (a)	250,000	222,215
Vulcan Materials Co.
3.90%, 04/01/27 (a)	200,000	205,184
3.50%, 06/01/30 (a)	250,000	248,563
4.50%, 06/15/47 (a)	250,000	264,120
4.70%, 03/01/48 (a)	150,000	162,650
Waste Connections, Inc.
4.25%, 12/01/28 (a)	200,000	208,176
3.50%, 05/01/29 (a)	209,000	210,055
2.60%, 02/01/30 (a)	250,000	235,618
2.20%, 01/15/32 (a)	200,000	179,220
3.20%, 06/01/32 (a)	250,000	243,740
2.95%, 01/15/52 (a)	300,000	257,349
Waste Management, Inc.
2.40%, 05/15/23 (a)	166,000	166,020
0.75%, 11/15/25 (a)	300,000	277,419
3.15%, 11/15/27 (a)	300,000	301,089
1.15%, 03/15/28 (a)	250,000	223,873
1.50%, 03/15/31 (a)	50,000	43,064
4.10%, 03/01/45 (a)	250,000	260,657
4.15%, 07/15/49 (a)	300,000	320,538
2.50%, 11/15/50 (a)	300,000	243,156
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (a)(f)	250,000	254,890
3.20%, 06/15/25 (a)	200,000	196,990
3.45%, 11/15/26 (a)	300,000	296,775
4.95%, 09/15/28 (a)(f)	400,000	422,976
WW Grainger, Inc.
1.85%, 02/15/25 (a)	300,000	291,663
4.60%, 06/15/45 (a)	150,000	165,863
4.20%, 05/15/47 (a)	350,000	375,007
Xylem, Inc.
3.25%, 11/01/26 (a)	185,000	185,205
1.95%, 01/30/28 (a)	100,000	92,961
2.25%, 01/30/31 (a)	250,000	226,963
4.38%, 11/01/46 (a)	145,000	149,260
		112,002,381
Communications 2.2%
Activision Blizzard, Inc.
3.40%, 09/15/26 (a)	300,000	305,394
3.40%, 06/15/27 (a)	150,000	152,429
1.35%, 09/15/30 (a)	175,000	151,979
4.50%, 06/15/47 (a)	78,000	88,892
2.50%, 09/15/50 (a)	500,000	411,680
America Movil S.A.B. de C.V.
3.63%, 04/22/29 (a)	250,000	252,120
2.88%, 05/07/30 (a)	550,000	525,904
6.38%, 03/01/35	450,000	562,716
6.13%, 11/15/37	150,000	183,113
6.13%, 03/30/40	700,000	872,627
4.38%, 07/16/42	300,000	313,332
4.38%, 04/22/49 (a)	350,000	373,439
American Tower Corp.
3.00%, 06/15/23	200,000	200,806
5.00%, 02/15/24	350,000	362,190
3.38%, 05/15/24 (a)	250,000	251,035
2.95%, 01/15/25 (a)	280,000	277,301
2.40%, 03/15/25 (a)	350,000	341,057
4.00%, 06/01/25 (a)	100,000	101,664
4.40%, 02/15/26 (a)	100,000	102,821
1.60%, 04/15/26 (a)	350,000	324,888
3.38%, 10/15/26 (a)	250,000	247,805

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.75%, 01/15/27 (a)	65,000	62,449
3.13%, 01/15/27 (a)	150,000	146,475
3.55%, 07/15/27 (a)	450,000	447,043
3.60%, 01/15/28 (a)	300,000	297,141
1.50%, 01/31/28 (a)	250,000	221,140
3.95%, 03/15/29 (a)	350,000	351,858
3.80%, 08/15/29 (a)	650,000	648,043
2.90%, 01/15/30 (a)	150,000	139,935
1.88%, 10/15/30 (a)	250,000	213,273
2.30%, 09/15/31 (a)	200,000	174,678
3.70%, 10/15/49 (a)	300,000	268,782
3.10%, 06/15/50 (a)	550,000	445,896
2.95%, 01/15/51 (a)	250,000	197,515
AT&T, Inc.
4.05%, 12/15/23	150,000	153,809
3.90%, 03/11/24 (a)	250,000	255,678
0.90%, 03/25/24 (a)	350,000	339,269
4.45%, 04/01/24 (a)	350,000	360,479
3.95%, 01/15/25 (a)	250,000	256,545
3.40%, 05/15/25 (a)	750,000	757,635
3.60%, 07/15/25 (a)	250,000	254,253
3.88%, 01/15/26 (a)	100,000	102,914
4.13%, 02/17/26 (a)	400,000	415,816
1.70%, 03/25/26 (a)	900,000	853,875
2.95%, 07/15/26 (a)	250,000	248,335
3.80%, 02/15/27 (a)	350,000	358,676
4.25%, 03/01/27 (a)	500,000	522,970
2.30%, 06/01/27 (a)	800,000	763,680
1.65%, 02/01/28 (a)	550,000	501,226
4.10%, 02/15/28 (a)	650,000	675,779
4.35%, 03/01/29 (a)	950,000	1,004,283
4.30%, 02/15/30 (a)	1,050,000	1,110,984
2.75%, 06/01/31 (a)	1,050,000	984,637
2.25%, 02/01/32 (a)	950,000	842,764
2.55%, 12/01/33 (a)	1,281,000	1,140,372
6.15%, 09/15/34	200,000	238,842
4.50%, 05/15/35 (a)	800,000	849,592
5.25%, 03/01/37 (a)	550,000	627,071
4.90%, 08/15/37 (a)	304,000	332,202
6.55%, 02/15/39	175,000	225,208
4.85%, 03/01/39 (a)	340,000	370,998
6.00%, 08/15/40 (a)	200,000	243,470
5.35%, 09/01/40	350,000	402,836
6.38%, 03/01/41	250,000	323,628
3.50%, 06/01/41 (a)	800,000	737,480
5.15%, 03/15/42	200,000	225,934
4.90%, 06/15/42	150,000	163,094
4.30%, 12/15/42 (a)	400,000	405,212
3.10%, 02/01/43 (a)	650,000	562,289
4.65%, 06/01/44 (a)	150,000	157,326
4.80%, 06/15/44 (a)	250,000	266,550
4.35%, 06/15/45 (a)	400,000	403,596
4.85%, 07/15/45 (a)	100,000	107,384
4.75%, 05/15/46 (a)	600,000	655,590
5.15%, 11/15/46 (a)	300,000	343,986
5.65%, 02/15/47 (a)	300,000	368,424
5.45%, 03/01/47 (a)	228,000	273,112
4.50%, 03/09/48 (a)	600,000	629,568
4.55%, 03/09/49 (a)	309,000	325,825
5.15%, 02/15/50 (a)	350,000	402,024
3.65%, 06/01/51 (a)	1,000,000	912,230
3.30%, 02/01/52 (a)	775,000	664,152
3.50%, 09/15/53 (a)	2,315,000	2,048,590
3.55%, 09/15/55 (a)	2,375,000	2,086,342
5.70%, 03/01/57 (a)	100,000	122,929
3.80%, 12/01/57 (a)	1,875,000	1,718,194
3.65%, 09/15/59 (a)	2,044,000	1,799,006
3.85%, 06/01/60 (a)	400,000	360,740
3.50%, 02/01/61 (a)	500,000	425,040
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Bell Canada
0.75%, 03/17/24	250,000	240,648
4.46%, 04/01/48 (a)	550,000	595,655
4.30%, 07/29/49 (a)	50,000	53,285
3.20%, 02/15/52 (a)	300,000	267,000
3.65%, 08/15/52 (a)	250,000	239,868
British Telecommunications PLC
4.50%, 12/04/23 (a)	250,000	255,393
5.13%, 12/04/28 (a)	1,050,000	1,107,613
9.63%, 12/15/30 (f)	150,000	205,217
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 02/01/24 (a)	250,000	256,208
4.91%, 07/23/25 (a)	1,600,000	1,658,336
3.75%, 02/15/28 (a)	375,000	371,775
4.20%, 03/15/28 (a)	250,000	252,978
2.25%, 01/15/29 (a)	200,000	180,542
5.05%, 03/30/29 (a)	500,000	530,040
2.80%, 04/01/31 (a)	500,000	452,185
2.30%, 02/01/32 (a)	300,000	256,695
6.38%, 10/23/35 (a)	800,000	909,192
5.38%, 04/01/38 (a)	300,000	309,642
3.50%, 06/01/41 (a)	300,000	251,409
3.50%, 03/01/42 (a)	450,000	374,148
6.48%, 10/23/45 (a)	1,200,000	1,371,996
5.38%, 05/01/47 (a)	850,000	871,811
5.75%, 04/01/48 (a)	850,000	908,990
5.13%, 07/01/49 (a)	400,000	398,796
4.80%, 03/01/50 (a)	1,000,000	954,080
3.70%, 04/01/51 (a)	550,000	449,388
3.90%, 06/01/52 (a)	700,000	593,677
5.25%, 04/01/53 (a)	400,000	405,576
6.83%, 10/23/55 (a)	250,000	297,770
3.85%, 04/01/61 (a)	700,000	563,472
4.40%, 12/01/61 (a)	200,000	175,018
3.95%, 06/30/62 (a)	450,000	365,805
5.50%, 04/01/63 (a)	300,000	302,856
Comcast Corp.
3.70%, 04/15/24 (a)	850,000	868,691
3.38%, 02/15/25 (a)	200,000	203,086
3.38%, 08/15/25 (a)	550,000	557,287
3.95%, 10/15/25 (a)	1,000,000	1,033,400
3.15%, 03/01/26 (a)	750,000	757,065
2.35%, 01/15/27 (a)	550,000	534,776
3.30%, 02/01/27 (a)	430,000	436,209
3.15%, 02/15/28 (a)	550,000	549,367
3.55%, 05/01/28 (a)	292,000	297,802
4.15%, 10/15/28 (a)	1,350,000	1,419,673
2.65%, 02/01/30 (a)	550,000	528,885
3.40%, 04/01/30 (a)	500,000	507,040
4.25%, 10/15/30 (a)	500,000	533,735
1.95%, 01/15/31 (a)	600,000	542,106
1.50%, 02/15/31 (a)(d)	350,000	304,941
4.25%, 01/15/33	700,000	750,582
7.05%, 03/15/33	250,000	327,392
4.20%, 08/15/34 (a)	350,000	375,305
5.65%, 06/15/35	150,000	180,036
4.40%, 08/15/35 (a)	230,000	248,004
6.50%, 11/15/35	300,000	389,640
3.20%, 07/15/36 (a)	350,000	335,419
3.90%, 03/01/38 (a)	500,000	514,410
4.60%, 10/15/38 (a)	300,000	331,692
3.25%, 11/01/39 (a)	400,000	379,100
3.75%, 04/01/40 (a)	450,000	452,250
4.65%, 07/15/42	150,000	165,635
4.75%, 03/01/44	200,000	225,808
4.60%, 08/15/45 (a)	300,000	331,830
3.40%, 07/15/46 (a)	400,000	377,576

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 08/15/47 (a)	316,000	324,671
3.97%, 11/01/47 (a)	698,000	714,892
4.00%, 03/01/48 (a)	400,000	412,264
4.70%, 10/15/48 (a)	600,000	679,506
4.00%, 11/01/49 (a)	600,000	614,190
3.45%, 02/01/50 (a)	600,000	567,390
2.80%, 01/15/51 (a)	500,000	421,755
2.89%, 11/01/51 (a)(b)	1,708,000	1,453,508
2.45%, 08/15/52 (a)	550,000	438,581
4.05%, 11/01/52 (a)	278,000	289,515
2.94%, 11/01/56 (a)(b)	1,863,000	1,554,636
4.95%, 10/15/58 (a)	400,000	478,456
2.65%, 08/15/62 (a)	450,000	351,171
2.99%, 11/01/63 (a)(b)	1,290,000	1,059,154
Crown Castle International Corp.
3.15%, 07/15/23 (a)	50,000	50,344
3.20%, 09/01/24 (a)	450,000	450,859
1.35%, 07/15/25 (a)	200,000	186,952
4.45%, 02/15/26 (a)	300,000	309,411
3.70%, 06/15/26 (a)	250,000	251,675
1.05%, 07/15/26 (a)	100,000	90,558
4.00%, 03/01/27 (a)	200,000	203,216
3.65%, 09/01/27 (a)	300,000	299,112
3.80%, 02/15/28 (a)	350,000	349,839
3.10%, 11/15/29 (a)	200,000	190,214
3.30%, 07/01/30 (a)	350,000	335,450
2.25%, 01/15/31 (a)	400,000	352,920
2.10%, 04/01/31 (a)	425,000	368,547
2.50%, 07/15/31 (a)	250,000	223,758
2.90%, 04/01/41 (a)	300,000	249,390
4.75%, 05/15/47 (a)	100,000	105,158
5.20%, 02/15/49 (a)	100,000	111,819
4.00%, 11/15/49 (a)	150,000	140,967
4.15%, 07/01/50 (a)	150,000	146,468
3.25%, 01/15/51 (a)	300,000	252,975
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (f)	1,100,000	1,479,511
9.25%, 06/01/32	150,000	218,385
Discovery Communications LLC
3.90%, 11/15/24 (a)	200,000	202,144
3.45%, 03/15/25 (a)	250,000	248,530
4.90%, 03/11/26 (a)	100,000	103,930
3.95%, 03/20/28 (a)	750,000	749,925
4.13%, 05/15/29 (a)	250,000	253,290
3.63%, 05/15/30 (a)	450,000	437,769
5.00%, 09/20/37 (a)	200,000	206,764
6.35%, 06/01/40	100,000	115,241
4.88%, 04/01/43	250,000	251,798
5.20%, 09/20/47 (a)	400,000	416,348
5.30%, 05/15/49 (a)	100,000	105,500
4.65%, 05/15/50 (a)	350,000	342,198
4.00%, 09/15/55 (a)	664,000	574,280
Electronic Arts, Inc.
4.80%, 03/01/26 (a)	75,000	79,281
1.85%, 02/15/31 (a)	250,000	220,350
2.95%, 02/15/51 (a)	250,000	209,030
Fox Corp.
4.03%, 01/25/24 (a)	250,000	255,275
3.05%, 04/07/25 (a)	250,000	250,150
4.71%, 01/25/29 (a)	650,000	693,985
3.50%, 04/08/30 (a)	300,000	297,606
5.48%, 01/25/39 (a)	350,000	396,935
5.58%, 01/25/49 (a)	450,000	525,532
Grupo Televisa S.A.B.
6.63%, 03/18/25	128,000	139,063
8.50%, 03/11/32	50,000	66,011
6.63%, 01/15/40	350,000	419,671
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 05/13/45 (a)	400,000	415,180
6.13%, 01/31/46 (a)	250,000	303,723
5.25%, 05/24/49 (a)	200,000	221,578
Interpublic Group of Cos., Inc.
4.75%, 03/30/30 (a)	300,000	321,855
2.40%, 03/01/31 (a)	200,000	181,160
5.40%, 10/01/48 (a)	150,000	180,002
Koninklijke KPN N.V.
8.38%, 10/01/30	190,000	245,007
Magallanes, Inc.
3.43%, 03/15/24 (b)	500,000	502,765
3.64%, 03/15/25 (b)	500,000	502,535
3.76%, 03/15/27 (a)(b)	1,250,000	1,248,375
4.28%, 03/15/32 (a)(b)	1,500,000	1,509,390
5.05%, 03/15/42 (a)(b)	1,500,000	1,531,095
5.14%, 03/15/52 (a)(b)	2,000,000	2,048,760
5.39%, 03/15/62 (a)(b)	1,000,000	1,033,870
NBCUniversal Media LLC
5.95%, 04/01/41	200,000	255,482
4.45%, 01/15/43	200,000	216,990
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	400,000	370,932
4.20%, 06/01/30 (a)	200,000	209,326
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/24 (a)	250,000	253,143
3.60%, 04/15/26 (a)	500,000	506,850
Orange S.A.
9.00%, 03/01/31	800,000	1,113,576
5.38%, 01/13/42	250,000	290,453
5.50%, 02/06/44 (a)	350,000	421,676
Rogers Communications, Inc.
3.00%, 03/15/23 (a)	250,000	251,043
4.10%, 10/01/23 (a)	250,000	253,913
3.63%, 12/15/25 (a)	270,000	272,649
2.90%, 11/15/26 (a)	100,000	98,525
3.20%, 03/15/27 (a)(b)	400,000	393,828
3.80%, 03/15/32 (a)(b)	500,000	496,210
4.50%, 03/15/42 (a)(b)	250,000	254,113
4.50%, 03/15/43 (a)	225,000	229,120
5.45%, 10/01/43 (a)	250,000	281,948
5.00%, 03/15/44 (a)	350,000	375,189
4.30%, 02/15/48 (a)	150,000	148,575
4.35%, 05/01/49 (a)	450,000	446,751
3.70%, 11/15/49 (a)	350,000	316,645
4.55%, 03/15/52 (a)(b)	600,000	603,714
TCI Communications, Inc.
7.88%, 02/15/26	100,000	116,882
7.13%, 02/15/28	250,000	297,718
Telefonica Emisiones S.A.
4.10%, 03/08/27	350,000	358,991
7.05%, 06/20/36	650,000	816,985
4.67%, 03/06/38	250,000	255,638
5.21%, 03/08/47	800,000	862,136
4.90%, 03/06/48	400,000	415,512
5.52%, 03/01/49 (a)	450,000	505,971
Telefonica Europe BV
8.25%, 09/15/30	550,000	719,152
TELUS Corp.
2.80%, 02/16/27 (a)	200,000	196,878
3.70%, 09/15/27 (a)	150,000	153,311
3.40%, 05/13/32 (a)	300,000	294,237
4.60%, 11/16/48 (a)	200,000	221,542
4.30%, 06/15/49 (a)	200,000	212,530
Time Warner Cable LLC
6.55%, 05/01/37	500,000	576,540
7.30%, 07/01/38	550,000	670,153

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.75%, 06/15/39	650,000	755,501
5.88%, 11/15/40 (a)	250,000	269,170
5.50%, 09/01/41 (a)	400,000	416,356
4.50%, 09/15/42 (a)	400,000	370,560
Time Warner Entertainment Co. LP
8.38%, 07/15/33	300,000	392,130
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	1,100,000	1,106,985
1.50%, 02/15/26 (a)	350,000	326,519
3.75%, 04/15/27 (a)	1,200,000	1,209,144
2.05%, 02/15/28 (a)	700,000	641,704
2.40%, 03/15/29 (a)(b)	200,000	183,190
3.88%, 04/15/30 (a)	2,300,000	2,310,419
2.55%, 02/15/31 (a)	750,000	680,602
2.25%, 11/15/31 (a)	250,000	218,870
4.38%, 04/15/40 (a)	700,000	706,482
3.00%, 02/15/41 (a)	600,000	507,642
4.50%, 04/15/50 (a)	950,000	966,245
3.30%, 02/15/51 (a)	1,000,000	846,260
3.40%, 10/15/52 (a)(b)	900,000	770,175
3.60%, 11/15/60 (a)	350,000	300,206
3.60%, 11/15/60 (a)(b)	250,000	213,200
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	200,000	201,232
3.00%, 02/13/26	450,000	451,336
1.85%, 07/30/26	400,000	382,796
7.00%, 03/01/32	250,000	322,705
4.38%, 08/16/41	150,000	159,930
4.13%, 12/01/41	200,000	208,680
4.13%, 06/01/44	350,000	369,085
3.00%, 07/30/46	150,000	134,120
Verizon Communications, Inc.
0.75%, 03/22/24	300,000	290,439
3.50%, 11/01/24 (a)	408,000	416,025
3.38%, 02/15/25	450,000	455,611
0.85%, 11/20/25 (a)	500,000	463,120
1.45%, 03/20/26 (a)	650,000	611,344
2.63%, 08/15/26	650,000	636,512
4.13%, 03/16/27	950,000	988,551
3.00%, 03/22/27 (a)	250,000	247,193
2.10%, 03/22/28 (a)	1,000,000	934,410
4.33%, 09/21/28	1,350,000	1,425,168
3.88%, 02/08/29 (a)	450,000	468,405
4.02%, 12/03/29 (a)	1,157,000	1,202,354
3.15%, 03/22/30 (a)	500,000	491,700
1.50%, 09/18/30 (a)	400,000	347,672
1.68%, 10/30/30 (a)	418,000	365,600
7.75%, 12/01/30	250,000	331,540
1.75%, 01/20/31 (a)	700,000	611,870
2.55%, 03/21/31 (a)	1,400,000	1,301,622
2.36%, 03/15/32 (a)	1,290,000	1,166,998
4.50%, 08/10/33	950,000	1,020,680
4.40%, 11/01/34 (a)	850,000	905,947
4.27%, 01/15/36	950,000	1,006,952
5.25%, 03/16/37	500,000	582,805
4.81%, 03/15/39	400,000	452,788
2.65%, 11/20/40 (a)	750,000	638,505
3.40%, 03/22/41 (a)	1,000,000	942,270
3.85%, 11/01/42 (a)	406,000	403,893
6.55%, 09/15/43	200,000	278,328
4.13%, 08/15/46	400,000	414,472
4.86%, 08/21/46	900,000	1,035,990
4.52%, 09/15/48	400,000	440,288
4.00%, 03/22/50 (a)	450,000	458,370
2.88%, 11/20/50 (a)	1,000,000	835,960
3.55%, 03/22/51 (a)	1,550,000	1,464,006
3.88%, 03/01/52 (a)	250,000	251,963
5.01%, 08/21/54	200,000	239,650
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.67%, 03/15/55	300,000	338,136
2.99%, 10/30/56 (a)	1,000,000	828,700
3.00%, 11/20/60 (a)	750,000	615,930
3.70%, 03/22/61 (a)	1,000,000	939,530
ViacomCBS, Inc.
3.50%, 01/15/25 (a)	91,000	91,434
4.75%, 05/15/25 (a)	500,000	520,065
2.90%, 01/15/27 (a)	400,000	390,780
3.38%, 02/15/28 (a)	250,000	245,593
3.70%, 06/01/28 (a)	150,000	149,507
4.20%, 06/01/29 (a)	289,000	294,283
4.95%, 01/15/31 (a)	250,000	265,910
4.20%, 05/19/32 (a)	400,000	400,824
5.50%, 05/15/33	100,000	110,428
6.88%, 04/30/36	450,000	549,531
4.85%, 07/01/42 (a)	200,000	202,894
4.38%, 03/15/43	450,000	428,976
5.85%, 09/01/43 (a)	450,000	517,140
5.25%, 04/01/44 (a)	150,000	156,809
4.90%, 08/15/44 (a)	200,000	201,742
4.60%, 01/15/45 (a)	150,000	146,873
4.95%, 05/19/50 (a)	325,000	340,174
Vodafone Group PLC
3.75%, 01/16/24	200,000	204,406
4.13%, 05/30/25	500,000	515,425
4.38%, 05/30/28	950,000	996,740
7.88%, 02/15/30	300,000	382,182
6.25%, 11/30/32	100,000	119,167
6.15%, 02/27/37	580,000	695,797
5.00%, 05/30/38	250,000	272,780
4.38%, 02/19/43	450,000	452,277
5.25%, 05/30/48	1,000,000	1,129,420
4.88%, 06/19/49	600,000	653,034
4.25%, 09/17/50	500,000	498,845
5.13%, 06/19/59	150,000	167,841
Walt Disney Co.
1.75%, 08/30/24 (a)	350,000	343,763
3.70%, 09/15/24 (a)	300,000	306,447
3.35%, 03/24/25	500,000	507,165
3.70%, 10/15/25 (a)	250,000	256,028
1.75%, 01/13/26	500,000	479,195
3.38%, 11/15/26 (a)	350,000	355,106
3.70%, 03/23/27	200,000	205,952
2.20%, 01/13/28	350,000	333,728
2.00%, 09/01/29 (a)	375,000	347,419
3.80%, 03/22/30	200,000	208,600
2.65%, 01/13/31	800,000	764,752
6.20%, 12/15/34	400,000	506,236
6.40%, 12/15/35	450,000	580,090
6.15%, 03/01/37	200,000	254,430
6.65%, 11/15/37	500,000	669,085
4.63%, 03/23/40 (a)	250,000	278,098
3.50%, 05/13/40 (a)	550,000	536,338
6.15%, 02/15/41	150,000	197,022
4.75%, 09/15/44 (a)	190,000	214,932
4.95%, 10/15/45 (a)	185,000	214,446
4.75%, 11/15/46 (a)	200,000	231,156
2.75%, 09/01/49 (a)	650,000	555,880
4.70%, 03/23/50 (a)	550,000	638,000
3.60%, 01/13/51 (a)	950,000	940,547
3.80%, 05/13/60 (a)	550,000	555,549
Weibo Corp.
3.50%, 07/05/24 (a)	250,000	244,545
3.38%, 07/08/30 (a)	350,000	298,750
WPP Finance 2010
3.75%, 09/19/24	300,000	303,459
		185,553,750

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Consumer Cyclical 1.7%
Advance Auto Parts, Inc.
1.75%, 10/01/27 (a)	150,000	135,339
3.90%, 04/15/30 (a)	200,000	199,928
3.50%, 03/15/32 (a)	200,000	192,496
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (a)	200,000	199,380
3.60%, 11/28/24 (a)	700,000	701,995
3.40%, 12/06/27 (a)	750,000	736,515
2.13%, 02/09/31 (a)	500,000	434,990
4.50%, 11/28/34 (a)	250,000	250,822
4.00%, 12/06/37 (a)	350,000	327,316
2.70%, 02/09/41 (a)	250,000	191,685
4.20%, 12/06/47 (a)	600,000	556,728
3.15%, 02/09/51 (a)	500,000	387,915
4.40%, 12/06/57 (a)	350,000	333,588
3.25%, 02/09/61 (a)	300,000	226,146
Amazon.com, Inc.
0.25%, 05/12/23	250,000	245,835
0.40%, 06/03/23	450,000	443,034
0.45%, 05/12/24	850,000	819,374
2.80%, 08/22/24 (a)	700,000	705,831
3.80%, 12/05/24 (a)	450,000	463,797
0.80%, 06/03/25 (a)	250,000	236,558
5.20%, 12/03/25 (a)	400,000	431,456
1.00%, 05/12/26 (a)	1,000,000	938,280
1.20%, 06/03/27 (a)	100,000	92,468
3.15%, 08/22/27 (a)	600,000	608,958
1.65%, 05/12/28 (a)	850,000	790,406
1.50%, 06/03/30 (a)	700,000	626,892
2.10%, 05/12/31 (a)	400,000	372,356
4.80%, 12/05/34 (a)	550,000	633,528
3.88%, 08/22/37 (a)	975,000	1,030,468
2.88%, 05/12/41 (a)	650,000	600,333
4.95%, 12/05/44 (a)	400,000	486,300
4.05%, 08/22/47 (a)	1,100,000	1,200,320
2.50%, 06/03/50 (a)	900,000	755,064
3.10%, 05/12/51 (a)	1,150,000	1,082,713
4.25%, 08/22/57 (a)	800,000	909,112
2.70%, 06/03/60 (a)	700,000	582,246
3.25%, 05/12/61 (a)	550,000	516,477
American Honda Finance Corp.
1.95%, 05/10/23	500,000	497,830
3.45%, 07/14/23	100,000	101,289
0.65%, 09/08/23	200,000	195,120
3.55%, 01/12/24	450,000	457,173
2.90%, 02/16/24	500,000	501,865
2.40%, 06/27/24	500,000	496,840
0.55%, 07/12/24	650,000	619,209
2.15%, 09/10/24	200,000	197,070
1.20%, 07/08/25	500,000	470,860
1.00%, 09/10/25	200,000	186,572
2.30%, 09/09/26	250,000	241,523
3.50%, 02/15/28	200,000	201,906
2.25%, 01/12/29	500,000	466,715
1.80%, 01/13/31	250,000	221,678
Aptiv PLC
2.40%, 02/18/25 (a)	250,000	243,865
4.35%, 03/15/29 (a)	150,000	155,024
3.25%, 03/01/32 (a)	250,000	237,030
4.40%, 10/01/46 (a)	150,000	145,829
5.40%, 03/15/49 (a)	150,000	167,459
3.10%, 12/01/51 (a)	350,000	278,617
4.15%, 05/01/52 (a)	300,000	282,615
AutoNation, Inc.
3.50%, 11/15/24 (a)	100,000	100,251
3.80%, 11/15/27 (a)	350,000	350,689
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 06/01/30 (a)	300,000	313,467
2.40%, 08/01/31 (a)	150,000	130,830
AutoZone, Inc.
3.13%, 04/18/24 (a)	50,000	50,161
3.25%, 04/15/25 (a)	500,000	499,885
3.63%, 04/15/25 (a)	100,000	101,402
3.13%, 04/21/26 (a)	50,000	49,756
3.75%, 06/01/27 (a)	200,000	205,142
3.75%, 04/18/29 (a)	200,000	202,078
4.00%, 04/15/30 (a)	250,000	256,655
1.65%, 01/15/31 (a)	150,000	128,234
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	200,000	210,094
1.95%, 10/01/30 (a)	200,000	175,852
Block Financial LLC
5.25%, 10/01/25 (a)	175,000	183,969
3.88%, 08/15/30 (a)	250,000	245,315
Booking Holdings, Inc.
3.60%, 06/01/26 (a)	495,000	504,628
3.55%, 03/15/28 (a)	150,000	151,749
4.63%, 04/13/30 (a)	500,000	543,415
BorgWarner, Inc.
2.65%, 07/01/27 (a)	350,000	338,646
4.38%, 03/15/45 (a)	220,000	218,665
CBRE Services, Inc.
4.88%, 03/01/26 (a)	150,000	157,872
2.50%, 04/01/31 (a)	200,000	181,078
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	200,000	198,558
3.70%, 01/15/31 (a)	150,000	145,692
Costco Wholesale Corp.
2.75%, 05/18/24 (a)	300,000	302,532
3.00%, 05/18/27 (a)	650,000	654,478
1.60%, 04/20/30 (a)	400,000	358,968
1.75%, 04/20/32 (a)	600,000	533,280
Cummins, Inc.
3.65%, 10/01/23 (a)	100,000	101,432
0.75%, 09/01/25 (a)	250,000	232,260
1.50%, 09/01/30 (a)	300,000	260,106
4.88%, 10/01/43 (a)	200,000	224,354
2.60%, 09/01/50 (a)	200,000	161,530
Daimler Finance North America LLC
8.50%, 01/18/31	550,000	741,422
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	155,000	157,558
4.55%, 02/15/48 (a)	150,000	146,294
Dick's Sporting Goods, Inc.
3.15%, 01/15/32 (a)	250,000	229,408
4.10%, 01/15/52 (a)	250,000	213,503
Dollar General Corp.
3.25%, 04/15/23 (a)	300,000	302,304
4.15%, 11/01/25 (a)	89,000	92,127
3.88%, 04/15/27 (a)	250,000	257,660
4.13%, 05/01/28 (a)	250,000	258,602
3.50%, 04/03/30 (a)	300,000	299,100
4.13%, 04/03/50 (a)	200,000	199,908
Dollar Tree, Inc.
4.20%, 05/15/28 (a)	525,000	545,149
2.65%, 12/01/31 (a)	250,000	228,968
DR Horton, Inc.
5.75%, 08/15/23 (a)	100,000	103,481
2.50%, 10/15/24 (a)	200,000	197,290
2.60%, 10/15/25 (a)	210,000	204,408
1.40%, 10/15/27 (a)	300,000	268,374

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
eBay, Inc.
3.45%, 08/01/24 (a)	400,000	405,312
1.40%, 05/10/26 (a)	250,000	232,650
3.60%, 06/05/27 (a)	450,000	457,326
2.70%, 03/11/30 (a)	200,000	188,500
2.60%, 05/10/31 (a)	250,000	230,633
4.00%, 07/15/42 (a)	350,000	345,747
3.65%, 05/10/51 (a)	250,000	232,913
Expedia Group, Inc.
3.60%, 12/15/23 (a)	250,000	251,810
4.50%, 08/15/24 (a)	100,000	102,595
5.00%, 02/15/26 (a)	100,000	104,652
4.63%, 08/01/27 (a)	225,000	234,243
3.80%, 02/15/28 (a)	400,000	398,360
3.25%, 02/15/30 (a)	600,000	572,658
2.95%, 03/15/31 (a)	350,000	324,954
Ford Foundation
2.42%, 06/01/50 (a)	300,000	248,520
General Motors Co.
4.88%, 10/02/23	700,000	721,707
5.40%, 10/02/23	300,000	310,884
4.00%, 04/01/25	300,000	303,735
6.13%, 10/01/25 (a)	800,000	860,152
4.20%, 10/01/27 (a)	250,000	251,852
6.80%, 10/01/27 (a)	500,000	564,665
5.00%, 10/01/28 (a)	250,000	261,317
5.00%, 04/01/35	200,000	203,240
6.60%, 04/01/36 (a)	500,000	581,470
5.15%, 04/01/38 (a)	250,000	254,750
6.25%, 10/02/43	550,000	628,204
5.20%, 04/01/45	400,000	405,236
6.75%, 04/01/46 (a)	250,000	302,807
5.40%, 04/01/48 (a)	200,000	209,970
5.95%, 04/01/49 (a)	350,000	391,167
General Motors Financial Co., Inc.
3.70%, 05/09/23 (a)	200,000	202,002
4.25%, 05/15/23	150,000	152,678
4.15%, 06/19/23 (a)	350,000	355,974
1.70%, 08/18/23	200,000	197,870
5.10%, 01/17/24 (a)	575,000	595,108
1.05%, 03/08/24	400,000	385,264
3.95%, 04/13/24 (a)	250,000	253,942
1.20%, 10/15/24	200,000	190,412
3.50%, 11/07/24 (a)	450,000	451,588
4.00%, 01/15/25 (a)	250,000	253,685
2.90%, 02/26/25 (a)	850,000	834,717
4.35%, 04/09/25 (a)	61,000	62,159
2.75%, 06/20/25 (a)	250,000	243,185
1.25%, 01/08/26 (a)	425,000	388,696
5.25%, 03/01/26 (a)	375,000	393,236
1.50%, 06/10/26 (a)	200,000	182,812
4.00%, 10/06/26 (a)	600,000	602,562
4.35%, 01/17/27 (a)	500,000	509,350
2.35%, 02/26/27 (a)	250,000	233,295
2.70%, 08/20/27 (a)	400,000	376,724
3.85%, 01/05/28 (a)	200,000	197,450
5.65%, 01/17/29 (a)	150,000	162,542
3.60%, 06/21/30 (a)	400,000	382,684
2.70%, 06/10/31 (a)	500,000	440,475
3.10%, 01/12/32 (a)	500,000	450,250
Genuine Parts Co.
1.88%, 11/01/30 (a)	125,000	108,391
2.75%, 02/01/32 (a)	250,000	229,858
GLP Capital LP/GLP Financing II, Inc.
5.38%, 11/01/23 (a)	200,000	205,376
3.35%, 09/01/24 (a)	150,000	149,076
5.25%, 06/01/25 (a)	300,000	309,123
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.38%, 04/15/26 (a)	350,000	365,599
5.75%, 06/01/28 (a)	250,000	269,477
5.30%, 01/15/29 (a)	200,000	210,530
4.00%, 01/15/30 (a)	250,000	243,885
4.00%, 01/15/31 (a)	250,000	242,983
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	100,000	100,101
4.63%, 07/28/45 (a)	150,000	139,290
Harman International Industries, Inc.
4.15%, 05/15/25 (a)	200,000	205,556
Home Depot, Inc.
2.70%, 04/01/23 (a)	400,000	402,588
3.75%, 02/15/24 (a)	500,000	511,000
3.35%, 09/15/25 (a)	100,000	101,788
3.00%, 04/01/26 (a)	650,000	655,902
2.13%, 09/15/26 (a)	300,000	291,417
2.50%, 04/15/27 (a)	200,000	196,486
2.80%, 09/14/27 (a)	150,000	149,148
1.50%, 09/15/28 (a)	250,000	228,123
3.90%, 12/06/28 (a)	550,000	576,433
2.95%, 06/15/29 (a)	650,000	644,488
2.70%, 04/15/30 (a)	550,000	533,065
1.38%, 03/15/31 (a)	150,000	129,468
1.88%, 09/15/31 (a)	250,000	223,533
3.25%, 04/15/32 (a)	400,000	400,276
5.88%, 12/16/36	1,200,000	1,524,864
3.30%, 04/15/40 (a)	355,000	343,246
5.40%, 09/15/40 (a)	191,000	231,807
5.95%, 04/01/41 (a)	500,000	649,485
4.20%, 04/01/43 (a)	250,000	268,425
4.88%, 02/15/44 (a)	500,000	583,360
4.40%, 03/15/45 (a)	150,000	165,891
4.25%, 04/01/46 (a)	550,000	599,362
3.90%, 06/15/47 (a)	100,000	104,074
4.50%, 12/06/48 (a)	350,000	396,375
3.13%, 12/15/49 (a)	450,000	413,667
3.35%, 04/15/50 (a)	500,000	476,695
2.38%, 03/15/51 (a)	550,000	443,047
2.75%, 09/15/51 (a)	250,000	215,855
3.63%, 04/15/52 (a)	400,000	399,124
3.50%, 09/15/56 (a)	297,000	290,160
Honda Motor Co., Ltd.
2.53%, 03/10/27 (a)	200,000	194,048
Hyatt Hotels Corp.
3.38%, 07/15/23 (a)	150,000	150,143
5.38%, 04/23/25 (a)	200,000	209,856
4.85%, 03/15/26 (a)	250,000	260,250
4.38%, 09/15/28 (a)	100,000	100,399
5.75%, 04/23/30 (a)	150,000	165,528
J Paul Getty Trust
Series 2021 0.39%, 01/01/24 (a)	150,000	145,106
JD.com, Inc.
3.88%, 04/29/26	200,000	199,086
3.38%, 01/14/30 (a)	200,000	189,180
4.13%, 01/14/50 (a)	150,000	129,738
Kohl's Corp.
4.25%, 07/17/25 (a)	200,000	203,120
3.38%, 05/01/31 (a)	175,000	168,079
5.55%, 07/17/45 (a)	175,000	174,270
Las Vegas Sands Corp.
3.20%, 08/08/24 (a)	605,000	586,136
2.90%, 06/25/25 (a)	225,000	209,669
3.50%, 08/18/26 (a)	350,000	330,606
3.90%, 08/08/29 (a)	200,000	183,596

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lear Corp.
3.80%, 09/15/27 (a)	300,000	300,840
4.25%, 05/15/29 (a)	150,000	152,163
5.25%, 05/15/49 (a)(d)	250,000	268,975
Lennar Corp.
4.88%, 12/15/23 (a)	200,000	205,294
4.50%, 04/30/24 (a)	250,000	256,377
5.88%, 11/15/24 (a)	150,000	158,276
4.75%, 05/30/25 (a)	200,000	207,094
5.00%, 06/15/27 (a)	100,000	105,037
4.75%, 11/29/27 (a)	300,000	312,969
Lowe's Cos., Inc.
4.00%, 04/15/25 (a)	200,000	205,776
3.38%, 09/15/25 (a)	700,000	707,511
2.50%, 04/15/26 (a)	650,000	634,439
3.10%, 05/03/27 (a)	460,000	460,437
1.30%, 04/15/28 (a)	250,000	223,125
6.50%, 03/15/29	301,000	355,370
3.65%, 04/05/29 (a)	472,000	479,675
4.50%, 04/15/30 (a)	400,000	427,976
1.70%, 10/15/30 (a)	400,000	349,732
2.63%, 04/01/31 (a)	500,000	468,605
3.75%, 04/01/32 (a)	500,000	505,955
5.00%, 04/15/40 (a)	350,000	390,110
4.65%, 04/15/42 (a)	150,000	161,918
4.38%, 09/15/45 (a)	350,000	362,197
3.70%, 04/15/46 (a)	250,000	239,353
4.05%, 05/03/47 (a)	550,000	551,369
4.55%, 04/05/49 (a)	400,000	431,280
5.13%, 04/15/50 (a)	250,000	293,230
3.00%, 10/15/50 (a)	300,000	255,492
4.25%, 04/01/52 (a)	300,000	310,872
4.45%, 04/01/62 (a)	500,000	519,110
Magna International, Inc.
3.63%, 06/15/24 (a)	250,000	252,827
4.15%, 10/01/25 (a)	250,000	256,230
2.45%, 06/15/30 (a)	250,000	230,705
Marriott International, Inc.
4.15%, 12/01/23 (a)	150,000	152,903
3.60%, 04/15/24 (a)	200,000	202,340
3.75%, 03/15/25 (a)	250,000	252,530
5.75%, 05/01/25 (a)	250,000	265,735
3.75%, 10/01/25 (a)	250,000	249,838
3.13%, 06/15/26 (a)	300,000	297,234
4.65%, 12/01/28 (a)	150,000	156,011
4.63%, 06/15/30 (a)	400,000	417,696
2.85%, 04/15/31 (a)	200,000	183,004
3.50%, 10/15/32 (a)	475,000	452,632
McDonald's Corp.
3.35%, 04/01/23 (a)	300,000	303,735
3.25%, 06/10/24	250,000	253,217
3.38%, 05/26/25 (a)	300,000	305,148
3.70%, 01/30/26 (a)	600,000	615,168
3.50%, 03/01/27 (a)	350,000	356,772
3.50%, 07/01/27 (a)	300,000	305,424
3.80%, 04/01/28 (a)	350,000	361,217
2.63%, 09/01/29 (a)	400,000	382,176
2.13%, 03/01/30 (a)	250,000	229,198
3.60%, 07/01/30 (a)	350,000	356,401
4.70%, 12/09/35 (a)	350,000	381,377
6.30%, 10/15/37	180,000	230,422
6.30%, 03/01/38	250,000	320,875
5.70%, 02/01/39	183,000	220,510
4.88%, 07/15/40	200,000	222,466
3.70%, 02/15/42	250,000	241,498
3.63%, 05/01/43	200,000	190,378
4.88%, 12/09/45 (a)	600,000	671,814
4.45%, 03/01/47 (a)	400,000	428,804
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.45%, 09/01/48 (a)	250,000	270,047
3.63%, 09/01/49 (a)	450,000	431,284
4.20%, 04/01/50 (a)	150,000	157,245
MDC Holdings, Inc.
2.50%, 01/15/31 (a)	100,000	87,550
6.00%, 01/15/43 (a)	200,000	208,188
3.97%, 08/06/61 (a)	150,000	117,698
NIKE, Inc.
2.25%, 05/01/23 (a)	200,000	200,242
2.40%, 03/27/25 (a)	300,000	298,410
2.38%, 11/01/26 (a)	300,000	294,462
2.75%, 03/27/27 (a)	350,000	348,617
2.85%, 03/27/30 (a)	500,000	493,990
3.25%, 03/27/40 (a)	400,000	389,352
3.63%, 05/01/43 (a)	100,000	101,222
3.88%, 11/01/45 (a)	300,000	314,859
3.38%, 11/01/46 (a)	150,000	147,710
3.38%, 03/27/50 (a)	500,000	497,700
NVR, Inc.
3.00%, 05/15/30 (a)	250,000	233,933
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (a)	200,000	202,228
3.60%, 09/01/27 (a)	250,000	253,202
4.35%, 06/01/28 (a)	209,000	217,465
3.90%, 06/01/29 (a)	250,000	254,180
1.75%, 03/15/31 (a)	250,000	215,023
PACCAR Financial Corp.
2.65%, 04/06/23	250,000	251,592
0.35%, 02/02/24	300,000	288,999
0.50%, 08/09/24	250,000	237,620
2.15%, 08/15/24	50,000	49,465
0.90%, 11/08/24	150,000	143,327
1.80%, 02/06/25	200,000	194,198
PulteGroup, Inc.
5.50%, 03/01/26 (a)	150,000	160,103
5.00%, 01/15/27 (a)	200,000	211,330
7.88%, 06/15/32	25,000	32,278
6.38%, 05/15/33	150,000	174,942
6.00%, 02/15/35	175,000	197,862
PVH Corp.
4.63%, 07/10/25 (a)(b)	250,000	255,157
Ralph Lauren Corp.
3.75%, 09/15/25 (a)	200,000	204,682
2.95%, 06/15/30 (a)	200,000	192,988
Rockefeller Foundation
2.49%, 10/01/50 (a)	250,000	207,285
Ross Stores, Inc.
4.60%, 04/15/25 (a)	200,000	208,060
0.88%, 04/15/26 (a)	150,000	137,117
1.88%, 04/15/31 (a)	150,000	130,730
Sands China Ltd.
5.13%, 08/08/25 (a)	650,000	644,624
3.80%, 01/08/26 (a)	200,000	190,024
5.40%, 08/08/28 (a)	800,000	788,984
2.85%, 03/08/29 (a)(b)	200,000	169,550
4.38%, 06/18/30 (a)	400,000	364,440
Starbucks Corp.
3.85%, 10/01/23 (a)	350,000	356,142
2.00%, 03/12/27 (a)	200,000	189,500
3.50%, 03/01/28 (a)	350,000	353,230
4.00%, 11/15/28 (a)	250,000	258,850
3.55%, 08/15/29 (a)	650,000	655,265
2.25%, 03/12/30 (a)	200,000	183,176
2.55%, 11/15/30 (a)	275,000	256,165
3.00%, 02/14/32 (a)	150,000	143,481
4.30%, 06/15/45 (a)	50,000	51,050

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 12/01/47 (a)	250,000	238,913
4.50%, 11/15/48 (a)	350,000	376,113
4.45%, 08/15/49 (a)	350,000	373,782
3.35%, 03/12/50 (a)	200,000	180,124
3.50%, 11/15/50 (a)	300,000	279,129
Stellantis N.V.
5.25%, 04/15/23	400,000	409,388
Tapestry, Inc.
4.25%, 04/01/25 (a)	100,000	101,800
4.13%, 07/15/27 (a)	250,000	253,912
Target Corp.
3.50%, 07/01/24	300,000	306,717
2.25%, 04/15/25 (a)	500,000	493,105
2.50%, 04/15/26	200,000	198,830
3.38%, 04/15/29 (a)	425,000	439,216
2.35%, 02/15/30 (a)	250,000	238,618
2.65%, 09/15/30 (a)	400,000	388,880
6.50%, 10/15/37	200,000	267,076
4.00%, 07/01/42	500,000	539,300
3.63%, 04/15/46	275,000	281,644
3.90%, 11/15/47 (a)	250,000	267,660
2.95%, 01/15/52 (a)	250,000	230,453
The California Endowment
2.50%, 04/01/51 (a)	150,000	124,001
TJX Cos., Inc.
2.50%, 05/15/23 (a)	200,000	200,494
2.25%, 09/15/26 (a)	500,000	486,735
1.15%, 05/15/28 (a)	100,000	89,029
3.88%, 04/15/30 (a)	350,000	365,165
Toll Brothers Finance Corp.
4.38%, 04/15/23 (a)	150,000	151,796
4.88%, 03/15/27 (a)	250,000	258,905
3.80%, 11/01/29 (a)	200,000	193,854
Toyota Motor Corp.
3.42%, 07/20/23	250,000	253,207
0.68%, 03/25/24 (a)	500,000	482,070
2.36%, 07/02/24	150,000	148,850
1.34%, 03/25/26 (a)	300,000	281,817
3.67%, 07/20/28	250,000	255,567
2.76%, 07/02/29	150,000	145,671
Toyota Motor Credit Corp.
0.40%, 04/06/23	500,000	491,850
0.50%, 08/14/23	500,000	487,980
1.35%, 08/25/23	250,000	246,883
3.45%, 09/20/23	250,000	253,355
2.25%, 10/18/23	250,000	249,335
3.35%, 01/08/24	200,000	203,058
0.45%, 01/11/24	300,000	289,788
2.90%, 04/17/24	350,000	352,054
1.45%, 01/13/25	150,000	144,482
1.80%, 02/13/25	500,000	485,770
3.00%, 04/01/25	450,000	450,841
0.80%, 10/16/25	400,000	371,628
0.80%, 01/09/26	300,000	277,989
1.13%, 06/18/26	250,000	231,925
3.20%, 01/11/27	650,000	654,355
3.05%, 03/22/27	500,000	499,020
1.15%, 08/13/27	400,000	361,600
3.05%, 01/11/28	250,000	248,435
3.65%, 01/08/29	400,000	410,280
2.15%, 02/13/30	250,000	231,975
3.38%, 04/01/30	350,000	351,480
1.65%, 01/10/31	300,000	263,997
Tractor Supply Co.
1.75%, 11/01/30 (a)	225,000	193,660
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
VF Corp.
2.40%, 04/23/25 (a)	275,000	271,496
2.80%, 04/23/27 (a)	200,000	197,768
2.95%, 04/23/30 (a)	250,000	238,363
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (a)	400,000	407,580
3.45%, 06/01/26 (a)	550,000	553,850
3.20%, 04/15/30 (a)	250,000	244,105
4.50%, 11/18/34 (a)	100,000	103,021
4.65%, 06/01/46 (a)	150,000	156,771
4.10%, 04/15/50 (a)	300,000	290,940
Walmart, Inc.
2.55%, 04/11/23 (a)	1,200,000	1,207,764
3.40%, 06/26/23 (a)	100,000	101,744
3.30%, 04/22/24 (a)	300,000	305,262
2.85%, 07/08/24 (a)	400,000	404,556
2.65%, 12/15/24 (a)	400,000	403,120
3.55%, 06/26/25 (a)	300,000	308,661
3.05%, 07/08/26 (a)	100,000	101,501
1.05%, 09/17/26 (a)	100,000	93,298
3.70%, 06/26/28 (a)	750,000	784,245
1.50%, 09/22/28 (a)	200,000	184,048
3.25%, 07/08/29 (a)	500,000	515,555
2.38%, 09/24/29 (a)	300,000	290,664
1.80%, 09/22/31 (a)	750,000	683,212
5.25%, 09/01/35	600,000	729,966
6.50%, 08/15/37	100,000	138,449
6.20%, 04/15/38	150,000	203,885
3.95%, 06/28/38 (a)	550,000	596,816
5.00%, 10/25/40	150,000	181,745
5.63%, 04/15/41	150,000	193,835
2.50%, 09/22/41 (a)	350,000	312,109
4.00%, 04/11/43 (a)	350,000	380,037
4.30%, 04/22/44 (a)	200,000	222,904
3.63%, 12/15/47 (a)	150,000	157,922
4.05%, 06/29/48 (a)	650,000	737,561
2.95%, 09/24/49 (a)	350,000	332,314
		139,091,506
Consumer Non-Cyclical 3.8%
Abbott Laboratories
3.40%, 11/30/23 (a)	550,000	559,146
3.88%, 09/15/25 (a)	100,000	103,468
3.75%, 11/30/26 (a)	608,000	631,220
1.15%, 01/30/28 (a)	350,000	319,501
1.40%, 06/30/30 (a)	100,000	89,401
4.75%, 11/30/36 (a)	750,000	874,380
6.00%, 04/01/39	160,000	209,518
5.30%, 05/27/40	200,000	245,412
4.75%, 04/15/43 (a)	250,000	290,282
4.90%, 11/30/46 (a)	1,050,000	1,283,278
AbbVie, Inc.
2.85%, 05/14/23 (a)	400,000	402,304
3.75%, 11/14/23 (a)	250,000	254,973
3.85%, 06/15/24 (a)	300,000	305,937
2.60%, 11/21/24 (a)	1,300,000	1,291,160
3.80%, 03/15/25 (a)	500,000	510,385
3.60%, 05/14/25 (a)	1,200,000	1,218,216
3.20%, 05/14/26 (a)	800,000	802,584
2.95%, 11/21/26 (a)	1,325,000	1,314,691
4.25%, 11/14/28 (a)	590,000	621,299
3.20%, 11/21/29 (a)	1,700,000	1,681,062
4.55%, 03/15/35 (a)	690,000	743,827
4.50%, 05/14/35 (a)	825,000	887,840
4.30%, 05/14/36 (a)	300,000	315,021
4.05%, 11/21/39 (a)	1,300,000	1,341,938
4.63%, 10/01/42 (a)	150,000	160,637

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.40%, 11/06/42	900,000	956,439
4.85%, 06/15/44 (a)	400,000	445,732
4.75%, 03/15/45 (a)	168,000	183,624
4.70%, 05/14/45 (a)	900,000	982,584
4.45%, 05/14/46 (a)	250,000	266,767
4.88%, 11/14/48 (a)	619,000	703,524
4.25%, 11/21/49 (a)	1,850,000	1,933,990
Adventist Health System
2.95%, 03/01/29 (a)	150,000	146,319
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	100,000	102,329
2.21%, 06/15/30 (a)	250,000	231,860
4.27%, 08/15/48 (a)	89,000	97,158
3.39%, 10/15/49 (a)	200,000	190,734
3.01%, 06/15/50 (a)	50,000	44,377
Agilent Technologies, Inc.
3.88%, 07/15/23 (a)	300,000	304,515
2.75%, 09/15/29 (a)	350,000	334,019
2.30%, 03/12/31 (a)	250,000	226,330
Ahold Finance USA LLC
6.88%, 05/01/29	150,000	181,020
AHS Hospital Corp.
5.02%, 07/01/45	300,000	357,501
Allina Health System
3.89%, 04/15/49	150,000	153,438
2.90%, 11/15/51 (a)	50,000	42,259
Altria Group, Inc.
4.00%, 01/31/24	250,000	254,968
3.80%, 02/14/24 (a)(d)	200,000	202,652
2.35%, 05/06/25 (a)	250,000	242,940
4.40%, 02/14/26 (a)	250,000	258,892
2.63%, 09/16/26 (a)	250,000	241,618
4.80%, 02/14/29 (a)	660,000	693,581
3.40%, 05/06/30 (a)	200,000	192,588
2.45%, 02/04/32 (a)	500,000	435,160
5.80%, 02/14/39 (a)	675,000	732,463
3.40%, 02/04/41 (a)	300,000	245,547
4.25%, 08/09/42	350,000	316,088
4.50%, 05/02/43	300,000	276,978
5.38%, 01/31/44	650,000	676,110
3.88%, 09/16/46 (a)	600,000	510,192
5.95%, 02/14/49 (a)	650,000	708,311
4.45%, 05/06/50 (a)	300,000	273,012
3.70%, 02/04/51 (a)	400,000	326,332
4.00%, 02/04/61 (a)	150,000	126,074
AmerisourceBergen Corp.
3.40%, 05/15/24 (a)	250,000	252,320
3.45%, 12/15/27 (a)	300,000	300,786
2.80%, 05/15/30 (a)	200,000	188,262
2.70%, 03/15/31 (a)	550,000	509,509
4.30%, 12/15/47 (a)	150,000	153,332
Amgen, Inc.
2.25%, 08/19/23 (a)	200,000	200,020
3.63%, 05/22/24 (a)	450,000	458,518
1.90%, 02/21/25 (a)	250,000	243,185
3.13%, 05/01/25 (a)	250,000	251,790
2.60%, 08/19/26 (a)	400,000	394,888
2.20%, 02/21/27 (a)	450,000	432,670
3.20%, 11/02/27 (a)	350,000	351,704
1.65%, 08/15/28 (a)	400,000	365,340
3.00%, 02/22/29 (a)	250,000	245,715
2.45%, 02/21/30 (a)	400,000	376,836
2.30%, 02/25/31 (a)	425,000	391,450
2.00%, 01/15/32 (a)	500,000	444,050
3.35%, 02/22/32 (a)	350,000	347,249
6.38%, 06/01/37	50,000	63,879
6.40%, 02/01/39	50,000	64,610
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.15%, 02/21/40 (a)	700,000	639,450
2.80%, 08/15/41 (a)	400,000	344,644
4.95%, 10/01/41	250,000	278,597
5.15%, 11/15/41 (a)	276,000	313,834
5.65%, 06/15/42 (a)	100,000	120,337
4.40%, 05/01/45 (a)	700,000	738,143
4.56%, 06/15/48 (a)	400,000	434,348
3.38%, 02/21/50 (a)	800,000	725,176
4.66%, 06/15/51 (a)	1,250,000	1,386,387
3.00%, 01/15/52 (a)	200,000	169,960
4.20%, 02/22/52 (a)	250,000	259,182
2.77%, 09/01/53 (a)	472,000	381,706
4.40%, 02/22/62 (a)	350,000	363,727
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	1,100,000	1,125,751
4.70%, 02/01/36 (a)	1,800,000	1,958,994
4.90%, 02/01/46 (a)	3,050,000	3,393,796
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36 (a)	187,000	201,435
4.00%, 01/17/43	250,000	246,373
4.63%, 02/01/44	300,000	319,233
4.90%, 02/01/46 (a)	450,000	499,126
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	800,000	830,848
4.75%, 01/23/29 (a)	1,325,000	1,437,439
3.50%, 06/01/30 (a)	500,000	507,920
4.90%, 01/23/31 (a)	250,000	278,122
4.38%, 04/15/38 (a)	125,000	131,424
8.20%, 01/15/39	550,000	817,289
5.45%, 01/23/39 (a)	600,000	701,160
4.35%, 06/01/40 (a)	450,000	469,570
4.95%, 01/15/42	540,000	598,482
3.75%, 07/15/42	450,000	429,939
4.60%, 04/15/48 (a)	850,000	915,254
4.44%, 10/06/48 (a)	550,000	577,610
5.55%, 01/23/49 (a)	1,250,000	1,522,562
4.50%, 06/01/50 (a)	775,000	833,001
4.75%, 04/15/58 (a)	500,000	542,800
5.80%, 01/23/59 (a)	600,000	756,738
4.60%, 06/01/60 (a)	300,000	319,224
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	500,000	491,540
3.25%, 03/27/30 (a)	450,000	453,861
5.38%, 09/15/35	200,000	241,884
3.75%, 09/15/47 (a)	150,000	158,046
4.50%, 03/15/49 (a)	250,000	292,372
2.70%, 09/15/51 (a)	200,000	177,702
Ascension Health
2.53%, 11/15/29 (a)	120,000	115,720
3.11%, 11/15/39 (a)	200,000	186,676
3.95%, 11/15/46	400,000	419,472
4.85%, 11/15/53	150,000	187,511
Astrazeneca Finance LLC
0.70%, 05/28/24 (a)	650,000	623,792
1.20%, 05/28/26 (a)	350,000	326,242
1.75%, 05/28/28 (a)	100,000	92,462
2.25%, 05/28/31 (a)	100,000	93,215
AstraZeneca PLC
0.30%, 05/26/23	500,000	489,430
3.50%, 08/17/23 (a)	300,000	304,617
3.38%, 11/16/25	650,000	659,834
0.70%, 04/08/26 (a)	200,000	183,090
3.13%, 06/12/27 (a)	50,000	50,383
4.00%, 01/17/29 (a)	200,000	211,024
1.38%, 08/06/30 (a)	600,000	524,526
6.45%, 09/15/37	1,100,000	1,467,565
4.00%, 09/18/42	350,000	371,024

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 11/16/45	250,000	279,332
4.38%, 08/17/48 (a)	250,000	284,755
2.13%, 08/06/50 (a)	200,000	156,102
3.00%, 05/28/51 (a)	250,000	231,630
Banner Health
2.34%, 01/01/30 (a)	200,000	185,970
3.18%, 01/01/50 (a)	100,000	91,458
2.91%, 01/01/51 (a)	250,000	215,815
Baptist Healthcare System Obligated Group
Series 20B 3.54%, 08/15/50 (a)	200,000	184,436
BAT Capital Corp.
3.22%, 08/15/24 (a)	850,000	849,906
2.79%, 09/06/24 (a)	300,000	296,277
3.22%, 09/06/26 (a)	450,000	436,954
4.70%, 04/02/27 (a)	350,000	358,988
3.56%, 08/15/27 (a)	1,200,000	1,168,176
2.26%, 03/25/28 (a)	200,000	179,886
3.46%, 09/06/29 (a)	300,000	282,822
4.91%, 04/02/30 (a)	400,000	411,944
2.73%, 03/25/31 (a)	250,000	220,730
4.39%, 08/15/37 (a)	700,000	653,205
3.73%, 09/25/40 (a)	350,000	287,651
4.54%, 08/15/47 (a)	750,000	670,267
4.76%, 09/06/49 (a)	400,000	367,652
5.28%, 04/02/50 (a)	175,000	173,224
3.98%, 09/25/50 (a)	300,000	245,154
BAT International Finance PLC
1.67%, 03/25/26 (a)	550,000	505,807
4.45%, 03/16/28 (a)	300,000	300,852
Baxalta, Inc.
4.00%, 06/23/25 (a)	300,000	305,985
5.25%, 06/23/45 (a)	198,000	229,470
Baxter International, Inc.
0.87%, 12/01/23 (b)	250,000	242,113
1.32%, 11/29/24 (b)	450,000	429,763
2.60%, 08/15/26 (a)	200,000	194,476
1.92%, 02/01/27 (a)(b)	500,000	467,750
3.95%, 04/01/30 (a)	250,000	258,095
1.73%, 04/01/31 (a)	400,000	346,540
2.54%, 02/01/32 (a)(b)	550,000	503,261
3.50%, 08/15/46 (a)	250,000	230,013
3.13%, 12/01/51 (a)(b)	150,000	129,107
BayCare Health System, Inc.
Series 2020 3.83%, 11/15/50 (a)	200,000	206,878
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	50,000	44,258
4.19%, 11/15/45 (a)	350,000	370,975
2.84%, 11/15/50 (a)	250,000	214,788
Becton Dickinson & Co.
3.73%, 12/15/24 (a)	637,000	647,918
3.70%, 06/06/27 (a)	481,000	488,359
2.82%, 05/20/30 (a)	250,000	237,990
1.96%, 02/11/31 (a)	300,000	265,629
4.69%, 12/15/44 (a)	350,000	378,168
4.67%, 06/06/47 (a)	500,000	547,840
3.79%, 05/20/50 (a)	250,000	243,180
Beth Israel Lahey Health, Inc.
3.08%, 07/01/51 (a)	150,000	130,332
Biogen, Inc.
4.05%, 09/15/25 (a)	600,000	616,806
2.25%, 05/01/30 (a)	500,000	448,265
3.15%, 05/01/50 (a)	600,000	492,984
3.25%, 02/15/51 (a)	435,000	361,463
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Bio-Rad Laboratories, Inc.
3.70%, 03/15/32 (a)	250,000	247,268
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30 (a)	100,000	99,656
2.10%, 06/01/31 (a)	100,000	89,740
3.21%, 06/01/50 (a)	100,000	87,699
Boston Scientific Corp.
3.45%, 03/01/24 (a)	110,000	111,396
1.90%, 06/01/25 (a)	150,000	144,057
2.65%, 06/01/30 (a)	500,000	470,765
6.75%, 11/15/35 (f)	150,000	190,316
4.55%, 03/01/39 (a)	175,000	187,387
7.38%, 01/15/40	50,000	70,638
4.70%, 03/01/49 (a)	350,000	390,645
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (a)	500,000	486,440
2.90%, 07/26/24 (a)	950,000	957,106
3.88%, 08/15/25 (a)	500,000	509,337
0.75%, 11/13/25 (a)	250,000	232,440
3.20%, 06/15/26 (a)	647,000	656,964
3.25%, 02/27/27	250,000	253,573
1.13%, 11/13/27 (a)	300,000	273,498
3.90%, 02/20/28 (a)	350,000	365,585
3.40%, 07/26/29 (a)	1,225,000	1,246,989
1.45%, 11/13/30 (a)	100,000	87,415
2.95%, 03/15/32 (a)	600,000	588,312
4.13%, 06/15/39 (a)	750,000	804,825
2.35%, 11/13/40 (a)	300,000	253,512
3.25%, 08/01/42	300,000	283,689
5.00%, 08/15/45 (a)	300,000	356,604
4.35%, 11/15/47 (a)	400,000	442,716
4.55%, 02/20/48 (a)	556,000	632,967
4.25%, 10/26/49 (a)	1,300,000	1,424,579
2.55%, 11/13/50 (a)	200,000	165,966
3.70%, 03/15/52 (a)	650,000	654,621
3.90%, 03/15/62 (a)	325,000	328,734
Brown-Forman Corp.
4.00%, 04/15/38 (a)	150,000	154,898
4.50%, 07/15/45 (a)	150,000	162,801
Brunswick Corp.
0.85%, 08/18/24 (a)	200,000	189,984
2.40%, 08/18/31 (a)	200,000	169,758
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (a)	200,000	189,514
3.75%, 09/25/27 (a)	500,000	503,405
2.75%, 05/14/31 (a)	250,000	229,943
Campbell Soup Co.
3.95%, 03/15/25 (a)	250,000	254,793
4.15%, 03/15/28 (a)	500,000	513,565
2.38%, 04/24/30 (a)	250,000	228,405
4.80%, 03/15/48 (a)	225,000	244,373
3.13%, 04/24/50 (a)	200,000	167,556
Cardinal Health, Inc.
3.08%, 06/15/24 (a)	272,000	272,460
3.50%, 11/15/24 (a)	200,000	201,764
3.75%, 09/15/25 (a)	250,000	253,775
3.41%, 06/15/27 (a)	400,000	402,124
4.60%, 03/15/43	150,000	151,517
4.50%, 11/15/44 (a)	150,000	148,574
4.90%, 09/15/45 (a)	150,000	155,229
4.37%, 06/15/47 (a)	100,000	99,837
Catholic Health Services of Long Island Obligated Group
3.37%, 07/01/50 (a)	150,000	130,802
Cedars-Sinai Health System
2.29%, 08/15/31 (a)	100,000	91,267

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Children's Health System of Texas
2.51%, 08/15/50 (a)	200,000	159,078
Children's Hospital
2.93%, 07/15/50 (a)	150,000	124,137
Children's Hospital Corp.
4.12%, 01/01/47 (a)	150,000	163,469
2.59%, 02/01/50 (a)	120,000	100,798
Children's Hospital Medical Center
4.27%, 05/15/44	150,000	162,735
Children's Hospital of Philadelphia
2.70%, 07/01/50 (a)	150,000	124,976
CHRISTUS Health
4.34%, 07/01/28 (a)	150,000	155,136
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	350,000	350,115
Cigna Corp.
3.00%, 07/15/23 (a)	285,000	286,650
3.75%, 07/15/23 (a)	443,000	449,663
0.61%, 03/15/24 (a)	75,000	72,070
3.25%, 04/15/25 (a)	300,000	301,365
4.13%, 11/15/25 (a)	750,000	774,307
4.50%, 02/25/26 (a)	485,000	507,494
1.25%, 03/15/26 (a)	150,000	140,030
3.40%, 03/01/27 (a)	435,000	438,885
3.05%, 10/15/27 (a)	291,000	288,695
4.38%, 10/15/28 (a)	1,200,000	1,262,580
2.40%, 03/15/30 (a)	500,000	463,130
2.38%, 03/15/31 (a)	500,000	458,220
4.80%, 08/15/38 (a)	750,000	825,247
3.20%, 03/15/40 (a)	250,000	227,935
6.13%, 11/15/41	145,000	182,891
4.80%, 07/15/46 (a)	430,000	476,307
3.88%, 10/15/47 (a)	339,000	330,271
4.90%, 12/15/48 (a)	850,000	958,349
3.40%, 03/15/50 (a)	400,000	362,012
3.40%, 03/15/51 (a)	500,000	452,495
City of Hope
5.62%, 11/15/43	195,000	238,130
Cleveland Clinic Foundation
4.86%, 01/01/14	150,000	170,204
Clorox Co.
3.10%, 10/01/27 (a)	100,000	99,383
3.90%, 05/15/28 (a)	450,000	462,091
Coca-Cola Co.
1.75%, 09/06/24	350,000	346,734
3.38%, 03/25/27	400,000	409,732
2.90%, 05/25/27	150,000	150,002
1.45%, 06/01/27	500,000	469,810
1.00%, 03/15/28	500,000	448,320
2.13%, 09/06/29	300,000	282,702
3.45%, 03/25/30	700,000	718,956
1.65%, 06/01/30	250,000	224,368
2.00%, 03/05/31	200,000	183,094
1.38%, 03/15/31	400,000	347,048
2.25%, 01/05/32	500,000	467,035
2.50%, 06/01/40	500,000	444,755
4.20%, 03/25/50	250,000	280,967
2.60%, 06/01/50	750,000	643,215
3.00%, 03/05/51	350,000	323,396
2.50%, 03/15/51	500,000	418,875
2.75%, 06/01/60	350,000	297,902
Coca-Cola Consolidated, Inc.
3.80%, 11/25/25 (a)	150,000	153,777
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Coca-Cola Femsa S.A.B. de C.V.
2.75%, 01/22/30 (a)	350,000	335,149
1.85%, 09/01/32 (a)	300,000	260,277
5.25%, 11/26/43	200,000	229,874
Colgate-Palmolive Co.
2.10%, 05/01/23	110,000	109,849
3.25%, 03/15/24	200,000	203,338
3.70%, 08/01/47 (a)	377,000	401,890
CommonSpirit Health
2.76%, 10/01/24 (a)	300,000	297,672
3.35%, 10/01/29 (a)	350,000	339,979
4.35%, 11/01/42	250,000	253,035
3.82%, 10/01/49 (a)	250,000	245,208
4.19%, 10/01/49 (a)	300,000	300,651
3.91%, 10/01/50 (a)	250,000	239,378
Community Health Network, Inc.
3.10%, 05/01/50 (a)	200,000	170,982
Conagra Brands, Inc.
4.30%, 05/01/24 (a)	360,000	370,030
4.60%, 11/01/25 (a)	350,000	362,789
1.38%, 11/01/27 (a)	400,000	355,720
7.00%, 10/01/28	50,000	59,097
4.85%, 11/01/28 (a)	400,000	424,384
8.25%, 09/15/30	150,000	194,435
5.30%, 11/01/38 (a)	350,000	384,961
5.40%, 11/01/48 (a)	300,000	343,635
Constellation Brands, Inc.
4.25%, 05/01/23	350,000	356,629
4.75%, 11/15/24	250,000	260,272
4.40%, 11/15/25 (a)	250,000	258,715
4.75%, 12/01/25	200,000	209,846
3.70%, 12/06/26 (a)	200,000	202,534
3.60%, 02/15/28 (a)	100,000	99,756
4.65%, 11/15/28 (a)	250,000	264,187
3.15%, 08/01/29 (a)	300,000	289,773
2.88%, 05/01/30 (a)	550,000	516,901
4.50%, 05/09/47 (a)	175,000	179,666
4.10%, 02/15/48 (a)	150,000	146,037
5.25%, 11/15/48 (a)	200,000	225,870
Cottage Health Obligated Group
3.30%, 11/01/49 (a)	200,000	184,518
CVS Health Corp.
3.38%, 08/12/24 (a)	300,000	303,726
2.63%, 08/15/24 (a)	300,000	299,109
4.10%, 03/25/25 (a)	450,000	462,073
3.88%, 07/20/25 (a)	950,000	969,769
2.88%, 06/01/26 (a)	900,000	893,403
3.00%, 08/15/26 (a)	250,000	248,638
3.63%, 04/01/27 (a)	300,000	305,031
6.25%, 06/01/27	200,000	226,656
1.30%, 08/21/27 (a)	100,000	90,976
4.30%, 03/25/28 (a)	1,772,000	1,858,119
3.25%, 08/15/29 (a)	500,000	494,945
3.75%, 04/01/30 (a)	400,000	407,132
1.75%, 08/21/30 (a)	100,000	87,735
1.88%, 02/28/31 (a)	400,000	351,744
2.13%, 09/15/31 (a)	400,000	357,424
4.88%, 07/20/35 (a)	300,000	329,562
4.78%, 03/25/38 (a)	1,600,000	1,749,232
6.13%, 09/15/39	150,000	185,654
4.13%, 04/01/40 (a)	350,000	355,946
2.70%, 08/21/40 (a)	450,000	382,878
5.30%, 12/05/43 (a)	250,000	289,600
5.13%, 07/20/45 (a)	950,000	1,076,749
5.05%, 03/25/48 (a)	2,550,000	2,892,235
4.25%, 04/01/50 (a)	250,000	260,342

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Danaher Corp.
3.35%, 09/15/25 (a)	150,000	151,034
4.38%, 09/15/45 (a)	50,000	53,102
2.60%, 10/01/50 (a)	250,000	207,145
2.80%, 12/10/51 (a)	250,000	212,943
Dartmouth-Hitchcock Health
4.18%, 08/01/48 (a)	150,000	155,982
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	200,000	192,882
DH Europe Finance II Sarl
2.20%, 11/15/24 (a)	300,000	294,384
2.60%, 11/15/29 (a)	250,000	238,580
3.25%, 11/15/39 (a)	500,000	477,320
3.40%, 11/15/49 (a)	350,000	331,282
Diageo Capital PLC
2.63%, 04/29/23 (a)	250,000	251,183
2.13%, 10/24/24 (a)	450,000	442,597
1.38%, 09/29/25 (a)	300,000	284,406
3.88%, 05/18/28 (a)	250,000	258,357
2.38%, 10/24/29 (a)	200,000	189,450
2.00%, 04/29/30 (a)	450,000	412,330
2.13%, 04/29/32 (a)	250,000	226,860
5.88%, 09/30/36	400,000	504,176
3.88%, 04/29/43 (a)	50,000	51,731
Diageo Investment Corp.
4.25%, 05/11/42	100,000	108,279
Dignity Health
4.50%, 11/01/42	100,000	103,167
5.27%, 11/01/64	100,000	117,409
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	200,000	209,736
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	250,000	261,202
Eli Lilly & Co.
2.75%, 06/01/25 (a)	50,000	49,880
3.10%, 05/15/27 (a)	350,000	351,141
3.38%, 03/15/29 (a)	450,000	463,572
3.70%, 03/01/45 (a)	50,000	51,629
3.95%, 05/15/47 (a)	100,000	109,340
3.95%, 03/15/49 (a)	350,000	385,738
2.25%, 05/15/50 (a)	450,000	366,691
4.15%, 03/15/59 (a)	200,000	225,576
2.50%, 09/15/60 (a)	350,000	284,637
Estee Lauder Cos., Inc.
2.00%, 12/01/24 (a)	100,000	98,413
3.15%, 03/15/27 (a)	250,000	252,065
2.38%, 12/01/29 (a)	200,000	190,592
2.60%, 04/15/30 (a)	250,000	240,875
4.38%, 06/15/45 (a)	150,000	164,862
4.15%, 03/15/47 (a)	300,000	324,435
3.13%, 12/01/49 (a)	300,000	281,298
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	200,000	179,498
Fomento Economico Mexicano S.A.B. de C.V.
4.38%, 05/10/43	250,000	261,567
3.50%, 01/16/50 (a)	900,000	840,168
Franciscan Missionaries of Our Lady Health System, Inc.
3.91%, 07/01/49 (a)	50,000	49,267
General Mills, Inc.
3.70%, 10/17/23 (a)	166,000	168,754
3.65%, 02/15/24 (a)	200,000	203,094
4.00%, 04/17/25 (a)	700,000	715,778
3.20%, 02/10/27 (a)	300,000	300,837
4.20%, 04/17/28 (a)	325,000	339,579
2.88%, 04/15/30 (a)	350,000	336,161
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.70%, 04/17/48 (a)	50,000	56,417
3.00%, 02/01/51 (a)	401,000	347,418
Gilead Sciences, Inc.
2.50%, 09/01/23 (a)	350,000	350,829
0.75%, 09/29/23 (a)	562,000	548,697
3.70%, 04/01/24 (a)	600,000	610,752
3.50%, 02/01/25 (a)	600,000	608,610
3.65%, 03/01/26 (a)	700,000	713,118
2.95%, 03/01/27 (a)	350,000	347,081
1.20%, 10/01/27 (a)	400,000	361,564
4.60%, 09/01/35 (a)	600,000	653,886
4.00%, 09/01/36 (a)	300,000	307,536
5.65%, 12/01/41 (a)	200,000	242,630
4.80%, 04/01/44 (a)	650,000	716,300
4.50%, 02/01/45 (a)	400,000	425,668
4.75%, 03/01/46 (a)	850,000	943,406
4.15%, 03/01/47 (a)	625,000	643,337
2.80%, 10/01/50 (a)	500,000	411,555
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (a)	350,000	340,914
3.00%, 06/01/24 (a)	300,000	302,451
3.38%, 06/01/29 (a)	450,000	459,261
GlaxoSmithKline Capital, Inc.
3.38%, 05/15/23	250,000	253,583
3.63%, 05/15/25	450,000	459,936
3.88%, 05/15/28	500,000	522,595
5.38%, 04/15/34	180,000	215,912
6.38%, 05/15/38	950,000	1,267,974
4.20%, 03/18/43	200,000	212,648
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/27 (a)(b)	500,000	500,365
3.38%, 03/24/29 (a)(b)	300,000	297,153
3.63%, 03/24/32 (a)(b)	500,000	500,445
4.00%, 03/24/52 (a)(b)	300,000	300,936
Hackensack Meridian Health, Inc.
2.68%, 09/01/41 (a)	250,000	214,110
4.21%, 07/01/48 (a)	150,000	161,897
4.50%, 07/01/57 (a)	150,000	168,885
Hartford HealthCare Corp.
3.45%, 07/01/54	150,000	142,047
Hasbro, Inc.
3.00%, 11/19/24 (a)	300,000	298,992
3.55%, 11/19/26 (a)	200,000	200,250
3.50%, 09/15/27 (a)	100,000	99,099
3.90%, 11/19/29 (a)	200,000	201,006
6.35%, 03/15/40	200,000	242,866
5.10%, 05/15/44 (a)	150,000	160,668
HCA, Inc.
4.75%, 05/01/23	550,000	564,327
5.00%, 03/15/24	700,000	725,739
5.25%, 04/15/25	500,000	526,040
5.25%, 06/15/26 (a)	250,000	264,112
4.50%, 02/15/27 (a)	500,000	517,095
3.13%, 03/15/27 (a)(b)	250,000	244,348
3.38%, 03/15/29 (a)(b)	250,000	243,370
4.13%, 06/15/29 (a)	650,000	662,454
3.63%, 03/15/32 (a)(b)	500,000	490,265
5.13%, 06/15/39 (a)	400,000	433,176
4.38%, 03/15/42 (a)(b)	250,000	247,240
5.50%, 06/15/47 (a)	400,000	452,616
5.25%, 06/15/49 (a)	700,000	771,211
3.50%, 07/15/51 (a)	500,000	433,940
4.63%, 03/15/52 (a)(b)	500,000	506,940
Hershey Co.
0.90%, 06/01/25 (a)	200,000	188,582
2.30%, 08/15/26 (a)	460,000	450,119
2.45%, 11/15/29 (a)	100,000	96,477

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.13%, 11/15/49 (a)	150,000	139,611
2.65%, 06/01/50 (a)	250,000	212,923
Hormel Foods Corp.
0.65%, 06/03/24 (a)	450,000	432,130
1.70%, 06/03/28 (a)	150,000	138,438
1.80%, 06/11/30 (a)	250,000	224,080
3.05%, 06/03/51 (a)	250,000	226,260
Hospital Special Surgery
Series 2020 2.67%, 10/01/50 (a)	150,000	121,367
IHC Health Services, Inc.
4.13%, 05/15/48 (a)	100,000	113,850
Illumina, Inc.
2.55%, 03/23/31 (a)	250,000	227,410
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	140,000	146,174
Ingredion, Inc.
3.20%, 10/01/26 (a)	150,000	149,277
2.90%, 06/01/30 (a)	250,000	235,748
3.90%, 06/01/50 (a)	100,000	97,836
Integris Baptist Medical Center, Inc.
3.88%, 08/15/50 (a)	200,000	200,894
Iowa Health System
Series 2020 3.67%, 02/15/50 (a)	150,000	151,287
JM Smucker Co.
3.50%, 03/15/25	350,000	354,984
2.38%, 03/15/30 (a)	250,000	228,968
2.13%, 03/15/32 (a)	250,000	218,845
4.25%, 03/15/35	250,000	257,248
4.38%, 03/15/45	250,000	256,728
3.55%, 03/15/50 (a)	100,000	90,949
Johnson & Johnson
3.38%, 12/05/23	250,000	254,760
2.63%, 01/15/25 (a)	320,000	321,786
0.55%, 09/01/25 (a)	450,000	420,475
2.45%, 03/01/26 (a)	600,000	597,168
2.95%, 03/03/27 (a)	900,000	909,531
0.95%, 09/01/27 (a)	600,000	549,252
2.90%, 01/15/28 (a)	100,000	100,380
6.95%, 09/01/29	100,000	128,200
1.30%, 09/01/30 (a)	400,000	356,704
4.95%, 05/15/33	100,000	118,254
4.38%, 12/05/33 (a)	100,000	112,573
3.55%, 03/01/36 (a)	117,000	121,359
3.63%, 03/03/37 (a)	550,000	570,757
3.40%, 01/15/38 (a)	350,000	356,426
5.85%, 07/15/38	382,000	494,002
2.10%, 09/01/40 (a)	400,000	336,260
4.50%, 09/01/40	50,000	56,908
4.85%, 05/15/41	150,000	177,078
4.50%, 12/05/43 (a)	200,000	229,836
3.70%, 03/01/46 (a)	775,000	818,059
3.75%, 03/03/47 (a)	200,000	213,190
3.50%, 01/15/48 (a)	50,000	51,565
2.25%, 09/01/50 (a)	500,000	409,900
2.45%, 09/01/60 (a)	650,000	527,605
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	450,000	449,995
2.81%, 06/01/41 (a)	400,000	352,960
4.88%, 04/01/42	50,000	57,855
4.15%, 05/01/47 (a)	275,000	296,436
3.27%, 11/01/49 (a)	550,000	514,778
3.00%, 06/01/51 (a)	400,000	353,048
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kellogg Co.
2.65%, 12/01/23	350,000	350,973
4.30%, 05/15/28 (a)	550,000	575,575
2.10%, 06/01/30 (a)	250,000	225,085
7.45%, 04/01/31	50,000	64,089
4.50%, 04/01/46	231,000	252,585
Keurig Dr Pepper, Inc.
4.06%, 05/25/23 (a)	226,000	229,926
3.13%, 12/15/23 (a)	250,000	251,960
4.42%, 05/25/25 (a)	550,000	567,028
3.40%, 11/15/25 (a)	200,000	201,490
2.55%, 09/15/26 (a)	250,000	242,800
3.43%, 06/15/27 (a)	200,000	200,856
4.60%, 05/25/28 (a)	500,000	529,035
3.20%, 05/01/30 (a)	300,000	291,837
2.25%, 03/15/31 (a)	250,000	224,993
4.99%, 05/25/38 (a)	200,000	220,948
4.50%, 11/15/45 (a)	250,000	257,998
4.42%, 12/15/46 (a)	200,000	207,882
5.09%, 05/25/48 (a)	150,000	170,361
3.80%, 05/01/50 (a)	250,000	237,718
Kimberly-Clark Corp.
2.40%, 06/01/23	100,000	100,042
2.75%, 02/15/26	150,000	149,832
1.05%, 09/15/27 (a)	300,000	272,784
3.95%, 11/01/28 (a)	200,000	209,758
3.20%, 04/25/29 (a)	400,000	404,960
3.10%, 03/26/30 (a)	200,000	200,362
6.63%, 08/01/37	300,000	406,008
5.30%, 03/01/41	300,000	362,283
3.20%, 07/30/46 (a)	100,000	94,123
Koninklijke Ahold Delhaize N.V.
5.70%, 10/01/40	223,000	272,464
Koninklijke Philips N.V.
6.88%, 03/11/38	267,000	351,436
5.00%, 03/15/42	200,000	221,508
Kraft Heinz Foods Co.
3.00%, 06/01/26 (a)	500,000	492,760
3.88%, 05/15/27 (a)	400,000	406,428
4.63%, 01/30/29 (a)	200,000	209,496
3.75%, 04/01/30 (a)	250,000	250,568
5.00%, 07/15/35 (a)	250,000	267,977
6.88%, 01/26/39	300,000	370,095
4.63%, 10/01/39 (a)	200,000	202,748
6.50%, 02/09/40	250,000	300,687
5.00%, 06/04/42	500,000	534,180
5.20%, 07/15/45 (a)	500,000	541,445
4.38%, 06/01/46 (a)	800,000	793,112
4.88%, 10/01/49 (a)	500,000	527,440
5.50%, 06/01/50 (a)	300,000	342,123
Kroger Co.
4.00%, 02/01/24 (a)	450,000	458,658
2.65%, 10/15/26 (a)	200,000	195,366
4.50%, 01/15/29 (a)	200,000	213,376
2.20%, 05/01/30 (a)	250,000	228,935
1.70%, 01/15/31 (a)	300,000	261,699
7.50%, 04/01/31	100,000	129,310
6.90%, 04/15/38	140,000	184,934
5.40%, 07/15/40 (a)	150,000	174,026
5.00%, 04/15/42 (a)	100,000	111,548
5.15%, 08/01/43 (a)	67,000	77,237
3.88%, 10/15/46 (a)	100,000	98,452
4.45%, 02/01/47 (a)	350,000	372,666
4.65%, 01/15/48 (a)	200,000	218,544
5.40%, 01/15/49 (a)	200,000	242,762
3.95%, 01/15/50 (a)	320,000	323,392

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (a)	600,000	603,318
2.30%, 12/01/24 (a)	350,000	343,542
3.60%, 02/01/25 (a)	150,000	151,634
2.95%, 12/01/29 (a)	100,000	96,238
2.70%, 06/01/31 (a)	250,000	232,643
4.70%, 02/01/45 (a)	300,000	320,376
Mass General Brigham, Inc.
3.77%, 07/01/48 (a)	100,000	99,126
3.19%, 07/01/49 (a)	100,000	90,248
4.12%, 07/01/55	100,000	104,370
3.34%, 07/01/60 (a)	250,000	227,750
Mayo Clinic
3.77%, 11/15/43	100,000	100,748
4.13%, 11/15/52	250,000	273,405
McCormick & Co., Inc.
3.15%, 08/15/24 (a)	300,000	300,987
0.90%, 02/15/26 (a)	150,000	137,466
3.40%, 08/15/27 (a)	250,000	252,113
2.50%, 04/15/30 (a)	200,000	185,794
4.20%, 08/15/47 (a)	150,000	157,002
McKesson Corp.
3.80%, 03/15/24 (a)	300,000	304,383
0.90%, 12/03/25 (a)	250,000	229,753
3.95%, 02/16/28 (a)	200,000	202,104
McLaren Health Care Corp.
Series A 4.39%, 05/15/48 (a)	150,000	162,770
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	200,000	205,076
5.90%, 11/01/39	150,000	189,818
4.60%, 06/01/44 (a)	200,000	226,974
MedStar Health, Inc.
3.63%, 08/15/49	150,000	140,855
Medtronic, Inc.
3.50%, 03/15/25	648,000	661,673
4.38%, 03/15/35	650,000	723,203
4.63%, 03/15/45	650,000	757,601
Memorial Health Services
3.45%, 11/01/49 (a)	150,000	142,115
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	30,000	34,820
2.96%, 01/01/50 (a)	100,000	87,286
4.13%, 07/01/52	200,000	213,386
4.20%, 07/01/55	200,000	215,548
Merck & Co., Inc.
2.80%, 05/18/23	700,000	705,558
2.75%, 02/10/25 (a)	1,150,000	1,154,059
0.75%, 02/24/26 (a)	100,000	93,288
1.70%, 06/10/27 (a)	500,000	473,845
3.40%, 03/07/29 (a)	600,000	615,024
1.45%, 06/24/30 (a)	450,000	399,708
2.15%, 12/10/31 (a)	700,000	648,921
6.50%, 12/01/33 (f)	350,000	460,509
3.90%, 03/07/39 (a)	350,000	373,110
2.35%, 06/24/40 (a)	300,000	259,446
3.60%, 09/15/42 (a)	200,000	201,214
4.15%, 05/18/43	450,000	489,645
3.70%, 02/10/45 (a)	650,000	664,020
4.00%, 03/07/49 (a)	500,000	541,270
2.45%, 06/24/50 (a)	400,000	334,148
2.75%, 12/10/51 (a)	650,000	567,196
2.90%, 12/10/61 (a)	500,000	428,710
Merck Sharp & Dohme Corp.
5.95%, 12/01/28	50,000	58,093
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Methodist Hospital
2.71%, 12/01/50 (a)	250,000	206,678
MidMichigan Health
3.41%, 06/01/50 (a)	150,000	136,131
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	590,000	582,253
5.00%, 05/01/42	350,000	371,511
4.20%, 07/15/46 (a)	650,000	631,358
Mondelez International, Inc.
1.50%, 05/04/25 (a)	250,000	240,058
2.75%, 04/13/30 (a)	425,000	407,022
1.50%, 02/04/31 (a)	200,000	171,220
1.88%, 10/15/32 (a)	250,000	215,928
2.63%, 09/04/50 (a)	250,000	203,423
Montefiore Obligated Group
5.25%, 11/01/48	150,000	149,588
4.29%, 09/01/50	125,000	107,585
Mount Sinai Hospitals Group, Inc.
3.98%, 07/01/48	100,000	97,742
3.74%, 07/01/49 (a)	200,000	188,728
3.39%, 07/01/50 (a)	150,000	132,888
MultiCare Health System
2.80%, 08/15/50 (a)	150,000	124,398
Mylan, Inc.
4.55%, 04/15/28 (a)	250,000	252,973
5.40%, 11/29/43 (a)	200,000	198,366
5.20%, 04/15/48 (a)	250,000	246,313
New York and Presbyterian Hospital
2.26%, 08/01/40 (a)	150,000	121,115
4.02%, 08/01/45	100,000	105,532
4.06%, 08/01/56	100,000	108,021
2.61%, 08/01/60 (a)	100,000	79,286
3.95%, 08/01/19 (a)	200,000	186,280
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	175,000	170,413
4.26%, 11/01/47 (a)	300,000	302,835
3.81%, 11/01/49 (a)	150,000	141,671
Novant Health, Inc.
2.64%, 11/01/36 (a)	200,000	176,326
3.32%, 11/01/61 (a)	250,000	222,428
Novartis Capital Corp.
3.40%, 05/06/24	350,000	356,510
1.75%, 02/14/25 (a)	350,000	341,733
3.00%, 11/20/25 (a)	550,000	553,388
2.00%, 02/14/27 (a)	490,000	472,389
3.10%, 05/17/27 (a)	350,000	353,867
2.20%, 08/14/30 (a)	550,000	517,660
3.70%, 09/21/42	150,000	154,062
4.40%, 05/06/44	625,000	710,775
4.00%, 11/20/45 (a)	450,000	484,087
2.75%, 08/14/50 (a)	350,000	314,552
NYU Langone Hospitals
5.75%, 07/01/43	150,000	184,455
4.78%, 07/01/44	100,000	110,426
4.37%, 07/01/47 (a)	180,000	184,136
3.38%, 07/01/55 (a)	150,000	132,830
OhioHealth Corp.
2.30%, 11/15/31 (a)	150,000	137,507
2.83%, 11/15/41 (a)	50,000	44,205
3.04%, 11/15/50 (a)	150,000	133,343
Orlando Health Obligated Group
4.09%, 10/01/48 (a)	100,000	104,682
3.33%, 10/01/50 (a)	150,000	137,697

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	150,000	141,782
4.79%, 11/15/48 (a)	100,000	117,657
3.22%, 11/15/50 (a)	200,000	175,466
PepsiCo, Inc.
0.75%, 05/01/23	400,000	395,724
0.40%, 10/07/23	300,000	293,331
3.60%, 03/01/24 (a)	550,000	562,050
2.25%, 03/19/25 (a)	550,000	544,610
2.75%, 04/30/25 (a)	300,000	299,805
3.50%, 07/17/25 (a)	100,000	102,366
2.38%, 10/06/26 (a)	300,000	295,173
2.63%, 03/19/27 (a)	250,000	248,223
3.00%, 10/15/27 (a)	500,000	504,065
2.63%, 07/29/29 (a)	400,000	392,496
2.75%, 03/19/30 (a)	700,000	687,001
1.63%, 05/01/30 (a)	225,000	202,662
1.40%, 02/25/31 (a)	200,000	175,840
1.95%, 10/21/31 (a)	400,000	365,240
3.50%, 03/19/40 (a)	300,000	305,301
4.00%, 03/05/42	250,000	267,092
3.60%, 08/13/42	245,000	248,930
4.45%, 04/14/46 (a)	350,000	406,119
3.45%, 10/06/46 (a)	350,000	349,730
4.00%, 05/02/47 (a)	150,000	163,443
3.38%, 07/29/49 (a)	250,000	246,663
2.88%, 10/15/49 (a)	250,000	231,220
3.63%, 03/19/50 (a)	400,000	416,744
3.88%, 03/19/60 (a)	350,000	380,334
PerkinElmer, Inc.
0.55%, 09/15/23 (a)	250,000	243,005
1.90%, 09/15/28 (a)	250,000	226,460
3.30%, 09/15/29 (a)	250,000	244,155
2.25%, 09/15/31 (a)	250,000	221,650
3.63%, 03/15/51 (a)	150,000	142,404
Pfizer, Inc.
3.00%, 06/15/23	350,000	353,990
3.20%, 09/15/23 (a)	350,000	355,061
2.95%, 03/15/24 (a)	268,000	270,991
3.40%, 05/15/24	250,000	255,003
0.80%, 05/28/25 (a)	400,000	377,844
2.75%, 06/03/26	400,000	400,108
3.00%, 12/15/26	650,000	655,980
3.60%, 09/15/28 (a)	250,000	260,307
3.45%, 03/15/29 (a)	500,000	514,935
2.63%, 04/01/30 (a)	500,000	486,390
1.70%, 05/28/30 (a)	250,000	227,595
4.00%, 12/15/36	250,000	265,820
4.10%, 09/15/38 (a)	200,000	216,752
3.90%, 03/15/39 (a)	300,000	319,761
7.20%, 03/15/39	650,000	957,294
2.55%, 05/28/40 (a)	250,000	224,268
5.60%, 09/15/40	200,000	253,910
4.30%, 06/15/43	150,000	166,589
4.40%, 05/15/44	550,000	620,510
4.13%, 12/15/46	650,000	726,973
4.20%, 09/15/48 (a)	300,000	338,085
4.00%, 03/15/49 (a)	250,000	273,362
2.70%, 05/28/50 (a)	250,000	222,120
Pharmacia LLC
6.60%, 12/01/28	200,000	237,928
Philip Morris International, Inc.
1.13%, 05/01/23	200,000	197,832
2.13%, 05/10/23 (a)	300,000	299,202
2.88%, 05/01/24 (a)	200,000	200,572
1.50%, 05/01/25 (a)	200,000	190,960
3.38%, 08/11/25 (a)	150,000	151,115
2.75%, 02/25/26 (a)	330,000	326,938
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.88%, 05/01/26 (a)	250,000	228,548
3.13%, 08/17/27 (a)	50,000	49,660
3.13%, 03/02/28 (a)	350,000	345,103
3.38%, 08/15/29 (a)	250,000	248,958
2.10%, 05/01/30 (a)	250,000	225,208
1.75%, 11/01/30 (a)	250,000	216,955
6.38%, 05/16/38	550,000	677,259
4.38%, 11/15/41	300,000	298,047
4.50%, 03/20/42	250,000	251,415
3.88%, 08/21/42	250,000	233,510
4.13%, 03/04/43	300,000	286,017
4.88%, 11/15/43	175,000	184,137
4.25%, 11/10/44	400,000	388,544
Piedmont Healthcare, Inc.
2.04%, 01/01/32 (a)	150,000	131,954
Procter & Gamble Co.
0.55%, 10/29/25	600,000	558,684
2.70%, 02/02/26	400,000	401,176
1.00%, 04/23/26	250,000	234,203
2.45%, 11/03/26	350,000	345,275
2.80%, 03/25/27	300,000	300,621
2.85%, 08/11/27	500,000	501,425
3.00%, 03/25/30	500,000	503,060
1.20%, 10/29/30	250,000	218,155
1.95%, 04/23/31	400,000	371,016
5.80%, 08/15/34	250,000	314,002
3.55%, 03/25/40	300,000	309,321
3.50%, 10/25/47	200,000	207,608
3.60%, 03/25/50	150,000	160,988
Providence St Joseph Health Obligated Group
2.53%, 10/01/29 (a)	300,000	284,115
3.74%, 10/01/47	112,000	109,389
3.93%, 10/01/48 (a)	150,000	153,111
2.70%, 10/01/51 (a)	250,000	199,368
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	300,000	303,192
3.45%, 06/01/26 (a)	100,000	100,987
4.20%, 06/30/29 (a)	100,000	103,766
2.95%, 06/30/30 (a)	300,000	285,030
2.80%, 06/30/31 (a)	150,000	140,537
4.70%, 03/30/45 (a)	150,000	162,716
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	450,000	390,339
2.80%, 09/15/50 (a)	250,000	200,700
Reynolds American, Inc.
4.45%, 06/12/25 (a)	750,000	766,072
5.70%, 08/15/35 (a)	300,000	317,445
7.25%, 06/15/37	275,000	326,859
6.15%, 09/15/43	250,000	265,730
5.85%, 08/15/45 (a)	750,000	767,617
Royalty Pharma PLC
0.75%, 09/02/23	350,000	340,322
1.20%, 09/02/25 (a)	350,000	323,918
1.75%, 09/02/27 (a)	350,000	317,817
2.20%, 09/02/30 (a)	350,000	306,750
2.15%, 09/02/31 (a)	250,000	215,040
3.30%, 09/02/40 (a)	350,000	299,215
3.55%, 09/02/50 (a)	150,000	124,820
3.35%, 09/02/51 (a)	250,000	200,915
Rush Obligated Group
3.92%, 11/15/29 (a)	150,000	154,785
RWJ Barnabas Health, Inc.
3.95%, 07/01/46 (a)	250,000	256,260
Sanofi
3.38%, 06/19/23 (a)	400,000	405,076
3.63%, 06/19/28 (a)	250,000	260,205

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sharp HealthCare
2.68%, 08/01/50 (a)	150,000	122,397
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	340,000	341,326
3.20%, 09/23/26 (a)	1,000,000	1,001,950
Smith & Nephew PLC
2.03%, 10/14/30 (a)	250,000	218,338
Spectrum Health System Obligated Group
3.49%, 07/15/49 (a)	150,000	143,553
SSM Health Care Corp.
3.69%, 06/01/23 (a)	450,000	454,581
Stanford Health Care
3.80%, 11/15/48 (a)	200,000	202,990
3.03%, 08/15/51 (a)	100,000	89,534
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31 (a)	200,000	183,774
3.75%, 03/15/51 (a)	150,000	140,478
Stryker Corp.
3.38%, 05/15/24 (a)	150,000	151,566
1.15%, 06/15/25 (a)	200,000	188,490
3.50%, 03/15/26 (a)	640,000	648,416
3.65%, 03/07/28 (a)	150,000	152,349
1.95%, 06/15/30 (a)	450,000	404,235
4.10%, 04/01/43 (a)	100,000	101,822
4.38%, 05/15/44 (a)	100,000	104,205
4.63%, 03/15/46 (a)	350,000	390,281
2.90%, 06/15/50 (a)	250,000	217,840
Summa Health
3.51%, 11/15/51 (a)	100,000	95,892
Sutter Health
1.32%, 08/15/25 (a)	200,000	187,830
2.29%, 08/15/30 (a)	200,000	181,246
3.16%, 08/15/40 (a)	100,000	88,483
4.09%, 08/15/48 (a)	200,000	203,986
3.36%, 08/15/50 (a)	200,000	182,210
Sysco Corp.
3.75%, 10/01/25 (a)	300,000	305,403
3.30%, 07/15/26 (a)	250,000	251,330
3.25%, 07/15/27 (a)	200,000	199,200
2.40%, 02/15/30 (a)	200,000	186,008
5.95%, 04/01/30 (a)	200,000	232,370
2.45%, 12/14/31 (a)	250,000	230,550
5.38%, 09/21/35	200,000	229,090
6.60%, 04/01/40 (a)	100,000	130,717
4.85%, 10/01/45 (a)	225,000	240,014
4.50%, 04/01/46 (a)	200,000	207,324
4.45%, 03/15/48 (a)	175,000	181,720
3.30%, 02/15/50 (a)	200,000	174,614
6.60%, 04/01/50 (a)	431,000	578,458
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23 (a)	500,000	512,365
5.00%, 11/26/28 (a)	500,000	543,245
2.05%, 03/31/30 (a)	750,000	676,282
3.03%, 07/09/40 (a)	550,000	492,167
3.18%, 07/09/50 (a)	600,000	527,526
3.38%, 07/09/60 (a)	300,000	262,812
Texas Health Resources
2.33%, 11/15/50 (a)	150,000	114,728
4.33%, 11/15/55	100,000	111,655
Thermo Fisher Scientific, Inc.
0.80%, 10/18/23 (a)	300,000	292,968
1.22%, 10/18/24 (a)	750,000	721,507
1.75%, 10/15/28 (a)	200,000	183,290
2.60%, 10/01/29 (a)	310,000	297,615
2.00%, 10/15/31 (a)	400,000	359,704
2.80%, 10/15/41 (a)	400,000	358,236
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.30%, 02/01/44 (a)	148,000	182,037
4.10%, 08/15/47 (a)	260,000	281,330
Toledo Hospital
5.33%, 11/15/28	75,000	79,029
5.75%, 11/15/38 (a)	175,000	190,321
6.02%, 11/15/48	150,000	171,420
Trinity Health Corp.
4.13%, 12/01/45	225,000	234,002
3.43%, 12/01/48	100,000	94,310
Tyson Foods, Inc.
3.90%, 09/28/23 (a)	150,000	152,318
3.95%, 08/15/24 (a)	250,000	255,053
4.00%, 03/01/26 (a)	250,000	256,025
3.55%, 06/02/27 (a)	350,000	353,496
4.35%, 03/01/29 (a)	260,000	273,718
4.88%, 08/15/34 (a)	350,000	379,673
5.15%, 08/15/44 (a)	275,000	312,909
4.55%, 06/02/47 (a)	400,000	427,184
5.10%, 09/28/48 (a)	210,000	244,694
Unilever Capital Corp.
0.38%, 09/14/23	250,000	243,875
3.25%, 03/07/24 (a)	200,000	202,698
2.60%, 05/05/24 (a)	450,000	451,246
3.10%, 07/30/25	200,000	201,830
2.00%, 07/28/26	350,000	337,456
2.90%, 05/05/27 (a)	200,000	198,960
3.50%, 03/22/28 (a)	550,000	565,086
2.13%, 09/06/29 (a)	200,000	187,748
1.38%, 09/14/30 (a)	350,000	303,051
1.75%, 08/12/31 (a)	200,000	177,262
5.90%, 11/15/32	400,000	494,044
2.63%, 08/12/51 (a)	200,000	167,776
Universal Health Services, Inc.
2.65%, 10/15/30 (a)(b)	375,000	341,205
2.65%, 01/15/32 (a)(b)	200,000	179,972
UPMC
3.60%, 04/03/25	100,000	100,920
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	800,000	795,104
5.25%, 06/15/46 (a)	250,000	247,333
Viatris, Inc.
1.65%, 06/22/25 (a)	250,000	232,808
2.30%, 06/22/27 (a)	250,000	227,830
2.70%, 06/22/30 (a)	400,000	353,036
3.85%, 06/22/40 (a)	500,000	433,825
4.00%, 06/22/50 (a)	650,000	549,425
West Virginia United Health System Obligated Group
3.13%, 06/01/50 (a)	150,000	127,059
Whirlpool Corp.
4.00%, 03/01/24	100,000	101,964
3.70%, 05/01/25	100,000	101,375
4.75%, 02/26/29 (a)	250,000	268,100
4.50%, 06/01/46 (a)	150,000	154,094
4.60%, 05/15/50 (a)	150,000	157,986
Willis-Knighton Medical Center
4.81%, 09/01/48 (a)	100,000	113,807
3.07%, 03/01/51 (a)	150,000	126,542
Wyeth LLC
6.50%, 02/01/34	450,000	584,689
6.00%, 02/15/36	250,000	315,995
5.95%, 04/01/37	550,000	699,594
Yale-New Haven Health Services Corp.
2.50%, 07/01/50 (a)	200,000	156,804
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/25 (a)	350,000	353,657
3.05%, 01/15/26 (a)	250,000	248,045

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.60%, 11/24/31 (a)	250,000	228,448
4.45%, 08/15/45 (a)	149,000	150,323
Zoetis, Inc.
3.00%, 09/12/27 (a)	400,000	396,952
3.90%, 08/20/28 (a)	370,000	380,486
2.00%, 05/15/30 (a)	200,000	179,900
4.70%, 02/01/43 (a)	350,000	391,349
4.45%, 08/20/48 (a)	150,000	167,397
3.00%, 05/15/50 (a)	250,000	223,290
		312,836,901
Energy 1.9%
Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (a)	550,000	547,976
3.14%, 11/07/29 (a)	300,000	293,430
4.49%, 05/01/30 (a)	150,000	160,457
4.08%, 12/15/47 (a)	575,000	580,393
Baker Hughes Holdings LLC
1.23%, 12/15/23	150,000	146,577
2.06%, 12/15/26 (a)	100,000	95,378
5.13%, 09/15/40	150,000	170,535
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	180,000	186,129
5.95%, 06/01/26 (a)	150,000	162,131
4.45%, 07/15/27 (a)	400,000	409,716
3.40%, 02/15/31 (a)	350,000	331,740
BP Capital Markets America, Inc.
2.75%, 05/10/23	400,000	402,136
3.79%, 02/06/24 (a)	325,000	330,769
3.19%, 04/06/25 (a)	300,000	302,181
3.80%, 09/21/25 (a)	350,000	360,454
3.41%, 02/11/26 (a)	250,000	253,060
3.12%, 05/04/26 (a)	400,000	398,936
3.02%, 01/16/27 (a)	300,000	298,761
3.54%, 04/06/27 (a)	150,000	152,075
3.59%, 04/14/27 (a)	250,000	253,825
3.94%, 09/21/28 (a)	350,000	362,614
4.23%, 11/06/28 (a)	700,000	735,763
3.63%, 04/06/30 (a)	500,000	508,415
1.75%, 08/10/30 (a)	200,000	177,482
2.72%, 01/12/32 (a)	500,000	471,445
3.06%, 06/17/41 (a)	400,000	361,100
3.00%, 02/24/50 (a)	700,000	607,271
2.77%, 11/10/50 (a)	550,000	456,604
2.94%, 06/04/51 (a)	900,000	768,897
3.00%, 03/17/52 (a)	500,000	430,145
3.38%, 02/08/61 (a)	400,000	356,276
BP Capital Markets PLC
3.99%, 09/26/23	250,000	255,118
3.81%, 02/10/24	400,000	408,376
3.54%, 11/04/24	300,000	305,097
3.51%, 03/17/25	300,000	305,634
3.28%, 09/19/27 (a)	550,000	555,736
3.72%, 11/28/28 (a)	250,000	255,130
Canadian Natural Resources Ltd.
3.80%, 04/15/24 (a)	150,000	152,133
3.90%, 02/01/25 (a)	100,000	101,337
2.05%, 07/15/25 (a)	150,000	143,966
3.85%, 06/01/27 (a)	200,000	202,444
2.95%, 07/15/30 (a)	200,000	189,278
7.20%, 01/15/32	225,000	277,767
6.45%, 06/30/33	150,000	176,736
5.85%, 02/01/35	100,000	111,644
6.50%, 02/15/37	200,000	237,398
6.25%, 03/15/38	300,000	357,780
6.75%, 02/01/39	150,000	185,904
4.95%, 06/01/47 (a)	250,000	277,975
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cenovus Energy, Inc.
5.38%, 07/15/25 (a)	250,000	264,020
4.25%, 04/15/27 (a)	300,000	310,116
4.40%, 04/15/29 (a)	200,000	207,708
5.25%, 06/15/37 (a)	250,000	271,925
6.80%, 09/15/37	250,000	310,820
6.75%, 11/15/39	500,000	621,745
5.40%, 06/15/47 (a)	325,000	367,523
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 (a)	525,000	558,962
5.88%, 03/31/25 (a)	375,000	397,016
5.13%, 06/30/27 (a)	650,000	693,355
3.70%, 11/15/29 (a)	500,000	498,800
Chevron Corp.
1.14%, 05/11/23	400,000	396,348
2.57%, 05/16/23 (a)	250,000	250,915
3.19%, 06/24/23 (a)	800,000	809,664
2.90%, 03/03/24 (a)	700,000	707,434
1.55%, 05/11/25 (a)	950,000	916,607
3.33%, 11/17/25 (a)	50,000	50,746
2.95%, 05/16/26 (a)	300,000	301,608
2.00%, 05/11/27 (a)	100,000	96,090
2.24%, 05/11/30 (a)	550,000	520,256
3.08%, 05/11/50 (a)	400,000	379,700
Chevron USA, Inc.
0.43%, 08/11/23	200,000	195,572
3.90%, 11/15/24 (a)	170,000	175,345
0.69%, 08/12/25 (a)	250,000	233,528
1.02%, 08/12/27 (a)	250,000	227,128
3.85%, 01/15/28 (a)	250,000	260,350
3.25%, 10/15/29 (a)	50,000	50,882
6.00%, 03/01/41 (a)	150,000	202,616
5.25%, 11/15/43 (a)	200,000	248,686
2.34%, 08/12/50 (a)	150,000	122,396
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	483,000	499,007
5.80%, 06/01/45 (a)	100,000	117,550
ConocoPhillips Co.
2.13%, 03/08/24 (a)	250,000	247,785
2.40%, 03/07/25 (a)	250,000	247,275
4.95%, 03/15/26 (a)	500,000	535,805
6.95%, 04/15/29	300,000	370,608
5.90%, 10/15/32	100,000	121,110
6.50%, 02/01/39	500,000	669,225
3.76%, 03/15/42 (a)(b)	700,000	715,064
4.30%, 11/15/44 (a)	300,000	325,617
4.88%, 10/01/47 (a)(b)	150,000	177,378
4.03%, 03/15/62 (a)(b)	992,000	1,007,783
Continental Resources, Inc.
4.50%, 04/15/23 (a)	250,000	253,558
4.38%, 01/15/28 (a)	375,000	380,651
4.90%, 06/01/44 (a)	250,000	247,873
Coterra Energy, Inc.
4.38%, 06/01/24 (a)(b)	250,000	255,280
3.90%, 05/15/27 (a)(b)	200,000	202,154
4.38%, 03/15/29 (a)(b)	200,000	208,976
Devon Energy Corp.
5.25%, 09/15/24 (a)(b)	200,000	209,116
5.85%, 12/15/25 (a)	300,000	325,008
5.25%, 10/15/27 (a)	150,000	155,529
5.88%, 06/15/28 (a)(b)	100,000	105,795
4.50%, 01/15/30 (a)	195,000	200,573
7.88%, 09/30/31	150,000	194,943
7.95%, 04/15/32	100,000	130,408
5.60%, 07/15/41 (a)	500,000	578,395
4.75%, 05/15/42 (a)	150,000	158,775
5.00%, 06/15/45 (a)	250,000	272,728

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	300,000	299,856
3.50%, 12/01/29 (a)	600,000	594,756
3.13%, 03/24/31 (a)	50,000	47,811
4.40%, 03/24/51 (a)	200,000	203,394
4.25%, 03/15/52 (a)	150,000	148,424
Eastern Energy Gas Holdings LLC
3.55%, 11/01/23 (a)	150,000	151,718
2.50%, 11/15/24 (a)	150,000	148,518
3.60%, 12/15/24 (a)	167,000	168,608
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)(b)	200,000	192,902
4.80%, 11/01/43 (a)(b)	50,000	52,719
4.60%, 12/15/44 (a)(b)	200,000	209,526
Enable Midstream Partners LP
3.90%, 05/15/24 (a)	100,000	100,714
4.95%, 05/15/28 (a)	350,000	364,458
4.15%, 09/15/29 (a)	200,000	201,240
5.00%, 05/15/44 (a)	200,000	196,322
Enbridge Energy Partners LP
5.88%, 10/15/25 (a)	150,000	161,781
7.50%, 04/15/38	100,000	132,952
5.50%, 09/15/40 (a)	300,000	340,641
7.38%, 10/15/45 (a)	150,000	209,604
Enbridge, Inc.
4.00%, 10/01/23 (a)	250,000	253,915
1.60%, 10/04/26 (a)	150,000	138,986
4.25%, 12/01/26 (a)	850,000	879,206
3.70%, 07/15/27 (a)	475,000	481,075
3.13%, 11/15/29 (a)	350,000	341,078
2.50%, 08/01/33 (a)	400,000	356,024
4.50%, 06/10/44 (a)	250,000	256,293
5.50%, 12/01/46 (a)	150,000	180,603
4.00%, 11/15/49 (a)	300,000	296,325
Energy Transfer Operating LP
4.20%, 09/15/23 (a)	50,000	50,693
5.88%, 01/15/24 (a)	450,000	468,175
4.90%, 02/01/24 (a)	100,000	102,385
4.50%, 04/15/24 (a)	200,000	204,056
4.05%, 03/15/25 (a)	200,000	202,704
2.90%, 05/15/25 (a)	400,000	392,924
4.75%, 01/15/26 (a)	350,000	363,646
4.40%, 03/15/27 (a)	300,000	306,345
4.20%, 04/15/27 (a)	250,000	254,408
5.50%, 06/01/27 (a)	350,000	375,343
4.95%, 06/15/28 (a)	400,000	420,716
5.25%, 04/15/29 (a)	300,000	321,780
3.75%, 05/15/30 (a)	500,000	492,960
4.90%, 03/15/35 (a)	150,000	152,372
6.63%, 10/15/36	125,000	140,851
7.50%, 07/01/38	100,000	123,811
6.05%, 06/01/41 (a)	250,000	278,298
6.50%, 02/01/42 (a)	350,000	404,145
5.15%, 02/01/43 (a)	100,000	99,160
5.95%, 10/01/43 (a)	148,000	159,377
5.15%, 03/15/45 (a)	350,000	354,714
6.13%, 12/15/45 (a)	300,000	332,361
5.30%, 04/15/47 (a)	300,000	308,451
6.00%, 06/15/48 (a)	350,000	389,770
6.25%, 04/15/49 (a)	600,000	689,418
5.00%, 05/15/50 (a)	650,000	659,646
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	300,000	304,740
Eni USA, Inc.
7.30%, 11/15/27	150,000	177,081
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Enterprise Products Operating LLC
3.90%, 02/15/24 (a)	300,000	305,646
3.75%, 02/15/25 (a)	400,000	407,756
3.70%, 02/15/26 (a)	150,000	152,195
3.95%, 02/15/27 (a)	25,000	25,658
4.15%, 10/16/28 (a)	400,000	417,264
3.13%, 07/31/29 (a)	450,000	442,692
2.80%, 01/31/30 (a)	575,000	552,621
6.65%, 10/15/34	250,000	308,875
7.55%, 04/15/38	150,000	201,399
6.13%, 10/15/39	225,000	271,883
6.45%, 09/01/40	70,000	87,384
5.95%, 02/01/41	300,000	357,156
5.70%, 02/15/42	150,000	173,966
4.85%, 08/15/42 (a)	300,000	318,468
4.45%, 02/15/43 (a)	300,000	302,865
4.85%, 03/15/44 (a)	400,000	424,564
5.10%, 02/15/45 (a)	350,000	383,586
4.90%, 05/15/46 (a)	400,000	434,056
4.25%, 02/15/48 (a)	350,000	352,019
4.80%, 02/01/49 (a)	450,000	483,750
4.20%, 01/31/50 (a)	500,000	497,445
3.70%, 01/31/51 (a)	325,000	298,516
3.20%, 02/15/52 (a)	350,000	297,836
4.95%, 10/15/54 (a)	175,000	192,372
3.95%, 01/31/60 (a)	425,000	398,102
5.25%, 08/16/77 (a)(c)	335,000	315,088
5.38%, 02/15/78 (a)(c)	235,000	218,512
EOG Resources, Inc.
3.15%, 04/01/25 (a)	250,000	251,415
4.15%, 01/15/26 (a)	50,000	51,794
4.38%, 04/15/30 (a)	300,000	324,684
3.90%, 04/01/35 (a)	165,000	170,099
4.95%, 04/15/50 (a)	200,000	246,044
EQT Corp.
3.90%, 10/01/27 (a)	400,000	399,488
7.00%, 02/01/30 (a)(f)	300,000	348,126
Exxon Mobil Corp.
1.57%, 04/15/23	900,000	896,787
3.18%, 03/15/24 (a)	250,000	253,610
2.02%, 08/16/24 (a)	325,000	321,929
2.71%, 03/06/25 (a)	600,000	599,430
2.99%, 03/19/25 (a)	900,000	905,094
3.04%, 03/01/26 (a)	500,000	504,365
2.28%, 08/16/26 (a)	400,000	392,284
3.29%, 03/19/27 (a)	300,000	306,324
2.44%, 08/16/29 (a)	450,000	431,761
3.48%, 03/19/30 (a)	650,000	667,088
2.61%, 10/15/30 (a)	800,000	770,984
3.00%, 08/16/39 (a)	250,000	231,563
4.23%, 03/19/40 (a)	550,000	594,517
3.57%, 03/06/45 (a)	300,000	294,156
4.11%, 03/01/46 (a)	800,000	861,560
3.10%, 08/16/49 (a)	500,000	458,480
4.33%, 03/19/50 (a)	900,000	1,004,607
3.45%, 04/15/51 (a)	900,000	871,875
Halliburton Co.
3.50%, 08/01/23 (a)	200,000	202,114
3.80%, 11/15/25 (a)	159,000	162,554
2.92%, 03/01/30 (a)	300,000	290,550
4.85%, 11/15/35 (a)	425,000	458,294
6.70%, 09/15/38	250,000	316,065
7.45%, 09/15/39	300,000	404,454
4.50%, 11/15/41 (a)	200,000	203,172
4.75%, 08/01/43 (a)	200,000	209,696
5.00%, 11/15/45 (a)	600,000	652,464
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	200,000	183,914

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hess Corp.
3.50%, 07/15/24 (a)	100,000	100,882
4.30%, 04/01/27 (a)	200,000	205,518
7.88%, 10/01/29	250,000	310,747
7.30%, 08/15/31	163,000	200,164
7.13%, 03/15/33	150,000	185,460
6.00%, 01/15/40	250,000	292,145
5.60%, 02/15/41	400,000	450,516
5.80%, 04/01/47 (a)	200,000	237,808
HollyFrontier Corp.
2.63%, 10/01/23	150,000	148,686
5.88%, 04/01/26 (a)	310,000	324,827
4.50%, 10/01/30 (a)	150,000	146,663
Kinder Morgan Energy Partners LP
3.50%, 09/01/23 (a)	250,000	252,390
4.15%, 02/01/24 (a)	200,000	203,508
4.30%, 05/01/24 (a)	450,000	459,580
5.80%, 03/15/35	300,000	342,267
6.50%, 02/01/37	200,000	234,766
6.95%, 01/15/38	350,000	439,043
6.55%, 09/15/40	100,000	120,656
7.50%, 11/15/40	150,000	196,053
6.38%, 03/01/41	300,000	353,358
5.63%, 09/01/41	250,000	272,808
5.00%, 08/15/42 (a)	300,000	309,924
4.70%, 11/01/42 (a)	300,000	299,550
5.00%, 03/01/43 (a)	350,000	361,375
5.50%, 03/01/44 (a)	100,000	109,182
5.40%, 09/01/44 (a)	300,000	325,374
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	750,000	770,167
4.30%, 03/01/28 (a)	390,000	404,773
2.00%, 02/15/31 (a)	350,000	306,960
7.80%, 08/01/31	400,000	512,764
7.75%, 01/15/32	250,000	322,927
5.55%, 06/01/45 (a)	700,000	785,855
5.05%, 02/15/46 (a)	150,000	159,354
5.20%, 03/01/48 (a)	296,000	323,608
3.25%, 08/01/50 (a)	250,000	207,693
Magellan Midstream Partners LP
3.25%, 06/01/30 (a)	250,000	243,890
5.15%, 10/15/43 (a)	250,000	271,463
4.25%, 09/15/46 (a)	150,000	148,653
4.20%, 10/03/47 (a)	150,000	146,724
4.85%, 02/01/49 (a)	99,000	106,123
3.95%, 03/01/50 (a)	300,000	283,863
Marathon Oil Corp.
4.40%, 07/15/27 (a)	350,000	361,574
6.80%, 03/15/32	188,000	225,410
6.60%, 10/01/37	250,000	304,920
5.20%, 06/01/45 (a)	200,000	217,272
Marathon Petroleum Corp.
3.63%, 09/15/24 (a)	250,000	252,148
4.70%, 05/01/25 (a)	400,000	416,352
5.13%, 12/15/26 (a)	250,000	266,645
3.80%, 04/01/28 (a)	150,000	151,250
6.50%, 03/01/41 (a)	400,000	493,608
4.75%, 09/15/44 (a)	250,000	255,025
4.50%, 04/01/48 (a)	150,000	150,936
5.00%, 09/15/54 (a)	150,000	156,071
MPLX LP
4.50%, 07/15/23 (a)	350,000	355,894
4.88%, 12/01/24 (a)	375,000	388,815
4.00%, 02/15/25 (a)	150,000	152,048
4.88%, 06/01/25 (a)	450,000	466,690
1.75%, 03/01/26 (a)	450,000	422,406
4.13%, 03/01/27 (a)	450,000	461,371
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 12/01/27 (a)	246,000	253,274
4.00%, 03/15/28 (a)	325,000	330,414
4.80%, 02/15/29 (a)	300,000	320,055
2.65%, 08/15/30 (a)	500,000	459,355
4.50%, 04/15/38 (a)	500,000	509,920
5.20%, 03/01/47 (a)	300,000	323,751
5.20%, 12/01/47 (a)	200,000	213,424
4.70%, 04/15/48 (a)	500,000	505,350
5.50%, 02/15/49 (a)	425,000	472,438
4.95%, 03/14/52 (a)	400,000	417,188
4.90%, 04/15/58 (a)	200,000	203,350
National Fuel Gas Co.
5.20%, 07/15/25 (a)	150,000	156,087
5.50%, 01/15/26 (a)	150,000	158,571
3.95%, 09/15/27 (a)	150,000	149,148
4.75%, 09/01/28 (a)	200,000	203,084
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	250,000	256,323
NOV, Inc.
3.60%, 12/01/29 (a)	200,000	196,960
3.95%, 12/01/42 (a)	400,000	353,384
ONEOK Partners LP
5.00%, 09/15/23 (a)	150,000	153,698
4.90%, 03/15/25 (a)	200,000	206,668
6.65%, 10/01/36	250,000	286,485
6.85%, 10/15/37	300,000	349,392
6.13%, 02/01/41 (a)	50,000	55,150
6.20%, 09/15/43 (a)	150,000	165,380
ONEOK, Inc.
7.50%, 09/01/23 (a)	200,000	210,668
2.75%, 09/01/24 (a)	150,000	148,416
2.20%, 09/15/25 (a)	200,000	191,422
5.85%, 01/15/26 (a)	200,000	215,226
4.55%, 07/15/28 (a)	325,000	335,120
4.35%, 03/15/29 (a)	250,000	255,520
3.40%, 09/01/29 (a)	250,000	240,790
3.10%, 03/15/30 (a)	200,000	187,662
6.35%, 01/15/31 (a)	300,000	347,625
6.00%, 06/15/35	100,000	110,953
4.95%, 07/13/47 (a)	225,000	230,533
5.20%, 07/15/48 (a)	300,000	321,135
4.45%, 09/01/49 (a)	300,000	291,630
4.50%, 03/15/50 (a)	50,000	48,608
7.15%, 01/15/51 (a)	200,000	258,000
Ovintiv Exploration, Inc.
5.63%, 07/01/24	400,000	420,692
5.38%, 01/01/26 (a)	300,000	318,264
Ovintiv, Inc.
7.20%, 11/01/31	100,000	120,672
7.38%, 11/01/31	200,000	246,100
6.50%, 08/15/34	100,000	118,959
6.63%, 08/15/37	300,000	357,645
6.50%, 02/01/38	200,000	237,780
Phillips 66
3.70%, 04/06/23	200,000	202,768
3.85%, 04/09/25 (a)	200,000	204,064
1.30%, 02/15/26 (a)	200,000	187,138
3.90%, 03/15/28 (a)	300,000	305,400
2.15%, 12/15/30 (a)	350,000	311,909
4.65%, 11/15/34 (a)	350,000	374,335
5.88%, 05/01/42	500,000	616,745
4.88%, 11/15/44 (a)	525,000	582,115
3.30%, 03/15/52 (a)	325,000	286,660
Phillips 66 Partners LP
2.45%, 12/15/24 (a)	100,000	98,501
3.61%, 02/15/25 (a)	300,000	303,135
3.75%, 03/01/28 (a)	175,000	175,145

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.15%, 12/15/29 (a)	300,000	289,938
4.68%, 02/15/45 (a)	100,000	107,169
4.90%, 10/01/46 (a)	175,000	192,806
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	400,000	371,420
1.90%, 08/15/30 (a)	400,000	354,876
2.15%, 01/15/31 (a)	350,000	315,584
Plains All American Pipeline LP
6.65%, 01/15/37	250,000	286,177
4.30%, 01/31/43 (a)	200,000	179,190
4.90%, 02/15/45 (a)	200,000	192,056
Plains All American Pipeline LP/PAA Finance Corp.
3.85%, 10/15/23 (a)	200,000	201,828
4.65%, 10/15/25 (a)	600,000	617,148
4.50%, 12/15/26 (a)	260,000	267,041
3.55%, 12/15/29 (a)	150,000	145,229
3.80%, 09/15/30 (a)	250,000	245,418
5.15%, 06/01/42 (a)	150,000	146,763
4.70%, 06/15/44 (a)	250,000	235,255
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (a)	550,000	563,101
5.75%, 05/15/24 (a)	675,000	707,042
5.63%, 03/01/25 (a)	750,000	793,252
5.88%, 06/30/26 (a)	500,000	541,115
5.00%, 03/15/27 (a)	400,000	423,564
4.20%, 03/15/28 (a)	450,000	463,405
4.50%, 05/15/30 (a)	525,000	550,410
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	200,000	189,698
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	450,000	457,393
2.65%, 06/26/30 (a)	400,000	380,668
Shell International Finance BV
3.50%, 11/13/23 (a)	300,000	305,511
2.00%, 11/07/24 (a)	300,000	296,244
3.25%, 05/11/25	1,050,000	1,060,783
2.88%, 05/10/26	500,000	501,470
2.50%, 09/12/26	400,000	394,376
3.88%, 11/13/28 (a)	600,000	626,712
2.38%, 11/07/29 (a)	475,000	450,490
2.75%, 04/06/30 (a)	600,000	582,438
4.13%, 05/11/35	850,000	899,376
6.38%, 12/15/38	1,150,000	1,528,039
3.63%, 08/21/42	150,000	147,011
4.55%, 08/12/43	825,000	917,433
4.38%, 05/11/45	250,000	271,648
4.00%, 05/10/46	725,000	756,414
3.75%, 09/12/46	400,000	404,896
3.13%, 11/07/49 (a)	500,000	457,105
3.25%, 04/06/50 (a)	750,000	707,527
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	300,000	308,763
3.50%, 03/15/25 (a)	200,000	201,404
5.95%, 09/25/43 (a)	250,000	303,965
4.50%, 03/15/45 (a)	100,000	102,234
Suncor Energy, Inc.
2.80%, 05/15/23	150,000	150,521
3.10%, 05/15/25 (a)	150,000	149,460
5.35%, 07/15/33	200,000	219,850
5.95%, 12/01/34	250,000	289,750
5.95%, 05/15/35	200,000	234,234
6.80%, 05/15/38	350,000	452,018
6.50%, 06/15/38	450,000	569,331
6.85%, 06/01/39	150,000	194,676
4.00%, 11/15/47 (a)	250,000	250,835
3.75%, 03/04/51 (a)	200,000	192,266
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24 (a)	300,000	305,025
5.95%, 12/01/25 (a)	200,000	213,966
4.00%, 10/01/27 (a)	400,000	401,716
6.10%, 02/15/42	100,000	108,678
4.95%, 01/15/43 (a)	150,000	146,022
5.30%, 04/01/44 (a)	250,000	255,963
5.35%, 05/15/45 (a)	300,000	310,227
5.40%, 10/01/47 (a)	400,000	418,704
Targa Resources Corp.
4.20%, 02/01/33 (a)(g)	200,000	201,872
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.88%, 04/15/26 (a)	350,000	361,165
6.50%, 07/15/27 (a)	350,000	368,970
4.88%, 02/01/31 (a)	350,000	353,024
4.00%, 01/15/32 (a)	350,000	336,297
TC PipeLines LP
4.38%, 03/13/25 (a)	200,000	204,876
3.90%, 05/25/27 (a)	100,000	102,211
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	100,000	115,327
TotalEnergies Capital Canada Ltd.
2.75%, 07/15/23	350,000	351,319
TotalEnergies Capital International S.A.
3.70%, 01/15/24	200,000	203,466
3.75%, 04/10/24	400,000	408,064
2.43%, 01/10/25 (a)	350,000	346,216
3.46%, 02/19/29 (a)	456,000	463,360
2.83%, 01/10/30 (a)	375,000	366,405
2.99%, 06/29/41 (a)	300,000	274,413
3.46%, 07/12/49 (a)	300,000	290,397
3.13%, 05/29/50 (a)	850,000	776,696
3.39%, 06/29/60 (a)	300,000	278,865
TotalEnergies Capital S.A.
3.88%, 10/11/28	275,000	284,870
TransCanada PipeLines Ltd.
3.75%, 10/16/23 (a)	300,000	304,470
1.00%, 10/12/24 (a)	150,000	142,674
4.88%, 01/15/26 (a)	350,000	367,797
4.25%, 05/15/28 (a)	450,000	468,499
4.10%, 04/15/30 (a)	150,000	155,159
2.50%, 10/12/31 (a)	150,000	136,382
4.63%, 03/01/34 (a)	650,000	695,136
6.20%, 10/15/37	250,000	305,952
4.75%, 05/15/38 (a)	200,000	214,704
7.25%, 08/15/38	100,000	133,961
7.63%, 01/15/39	550,000	768,119
6.10%, 06/01/40	250,000	307,425
5.00%, 10/16/43 (a)	350,000	386,099
4.88%, 05/15/48 (a)	350,000	393,914
5.10%, 03/15/49 (a)	400,000	468,868
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	250,000	286,862
4.00%, 03/15/28 (a)	250,000	255,580
3.25%, 05/15/30 (a)	250,000	244,200
5.40%, 08/15/41 (a)	150,000	170,925
4.45%, 08/01/42 (a)	100,000	102,160
4.60%, 03/15/48 (a)	200,000	213,184
Valero Energy Corp.
2.85%, 04/15/25 (a)	74,000	73,196
3.40%, 09/15/26 (a)	450,000	448,902
2.15%, 09/15/27 (a)	200,000	187,280
4.35%, 06/01/28 (a)	250,000	258,960
4.00%, 04/01/29 (a)	450,000	460,075
7.50%, 04/15/32	150,000	189,524
6.63%, 06/15/37	450,000	558,391
4.90%, 03/15/45 (d)	250,000	265,568

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.65%, 12/01/51 (a)	300,000	266,091
4.00%, 06/01/52 (a)	150,000	141,344
Valero Energy Partners LP
4.50%, 03/15/28 (a)	200,000	205,960
Western Union Co.
3.50%, 10/15/51 (a)	250,000	219,003
Williams Cos., Inc.
4.50%, 11/15/23 (a)	350,000	357,581
4.30%, 03/04/24 (a)	250,000	255,438
4.55%, 06/24/24 (a)	450,000	462,829
3.90%, 01/15/25 (a)	237,000	240,387
4.00%, 09/15/25 (a)	250,000	253,838
3.75%, 06/15/27 (a)	600,000	607,788
3.50%, 11/15/30 (a)	350,000	346,675
8.75%, 03/15/32	250,000	340,677
6.30%, 04/15/40	400,000	483,764
5.80%, 11/15/43 (a)	200,000	230,878
5.75%, 06/24/44 (a)	200,000	231,464
4.90%, 01/15/45 (a)	225,000	235,811
5.10%, 09/15/45 (a)	500,000	540,150
4.85%, 03/01/48 (a)	300,000	321,087
		153,670,605
Industrial Other 0.1%
Boston University
4.06%, 10/01/48 (a)	180,000	191,241
California Institute of Technology
4.32%, 08/01/45	50,000	54,496
4.70%, 11/01/11	100,000	112,173
3.65%, 09/01/19 (a)	200,000	173,968
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	300,000	307,470
Duke University
2.68%, 10/01/44	200,000	176,602
2.76%, 10/01/50	100,000	88,017
2.83%, 10/01/55	200,000	176,136
Emory University
2.14%, 09/01/30 (a)	100,000	94,121
2.97%, 09/01/50 (a)	200,000	180,828
George Washington University
4.30%, 09/15/44	125,000	136,919
4.87%, 09/15/45	150,000	173,983
4.13%, 09/15/48 (a)	260,000	276,414
Georgetown University
4.32%, 04/01/49 (a)	76,000	80,913
2.94%, 04/01/50	175,000	144,515
5.22%, 10/01/18 (a)	100,000	115,124
Johns Hopkins University
4.08%, 07/01/53	125,000	139,029
2.81%, 01/01/60 (a)	150,000	124,324
Leland Stanford Junior University
3.65%, 05/01/48 (a)	200,000	208,684
2.41%, 06/01/50 (a)	250,000	210,285
Massachusetts Institute of Technology
3.96%, 07/01/38	50,000	52,823
2.99%, 07/01/50 (a)	200,000	187,704
2.29%, 07/01/51 (a)	150,000	122,198
5.60%, 07/01/11	240,000	338,954
4.68%, 07/01/14	200,000	233,304
3.89%, 07/01/16	150,000	149,253
Northeastern University
2.89%, 10/01/50	100,000	85,986
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Northwestern University
4.64%, 12/01/44	200,000	226,300
2.64%, 12/01/50 (a)	150,000	125,025
3.66%, 12/01/57 (a)	100,000	109,304
President and Fellows of Harvard College
4.88%, 10/15/40	50,000	59,782
3.15%, 07/15/46 (a)	207,000	199,591
2.52%, 10/15/50 (a)	200,000	171,274
3.30%, 07/15/56 (a)	200,000	199,652
Quanta Services, Inc.
2.90%, 10/01/30 (a)	200,000	185,454
2.35%, 01/15/32 (a)	200,000	174,048
Steelcase, Inc.
5.13%, 01/18/29 (a)	200,000	209,710
The American University
3.67%, 04/01/49	200,000	195,808
Trustees of Boston College
3.13%, 07/01/52	150,000	137,214
Trustees of Princeton University
5.70%, 03/01/39	200,000	258,514
2.52%, 07/01/50 (a)	200,000	172,178
Trustees of the University of Pennsylvania
2.40%, 10/01/50 (a)	200,000	162,138
4.67%, 09/01/12	50,000	56,766
3.61%, 02/15/19 (a)	125,000	111,030
University of Chicago
2.76%, 04/01/45 (a)	150,000	135,436
2.55%, 04/01/50 (a)	150,000	125,157
4.00%, 10/01/53 (a)	100,000	106,675
University of Notre Dame du Lac
3.44%, 02/15/45	150,000	147,162
3.39%, 02/15/48 (a)	149,000	152,150
University of Southern California
3.03%, 10/01/39	400,000	373,664
3.84%, 10/01/47 (a)	200,000	212,484
5.25%, 10/01/11	100,000	127,140
3.23%, 10/01/20 (a)	125,000	105,133
William Marsh Rice University
3.57%, 05/15/45	150,000	153,034
3.77%, 05/15/55	100,000	106,831
Yale University
0.87%, 04/15/25 (a)	125,000	118,759
1.48%, 04/15/30 (a)	300,000	271,074
2.40%, 04/15/50 (a)	200,000	166,616
		9,390,567
Technology 2.5%
Adobe, Inc.
1.90%, 02/01/25 (a)	150,000	146,640
3.25%, 02/01/25 (a)	330,000	334,650
2.15%, 02/01/27 (a)	300,000	291,483
2.30%, 02/01/30 (a)	450,000	425,857
Alphabet, Inc.
3.38%, 02/25/24	250,000	255,553
0.45%, 08/15/25 (a)	350,000	326,760
2.00%, 08/15/26 (a)	500,000	487,755
0.80%, 08/15/27 (a)	250,000	226,305
1.10%, 08/15/30 (a)	750,000	655,162
1.90%, 08/15/40 (a)	500,000	409,405
2.05%, 08/15/50 (a)	925,000	732,877
2.25%, 08/15/60 (a)	650,000	508,488
Altera Corp.
4.10%, 11/15/23	250,000	256,255
Amdocs Ltd.
2.54%, 06/15/30 (a)	250,000	227,788

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Analog Devices, Inc.
2.95%, 04/01/25 (a)	250,000	250,880
3.50%, 12/05/26 (a)	200,000	204,900
1.70%, 10/01/28 (a)	200,000	183,844
2.10%, 10/01/31 (a)	350,000	322,588
2.80%, 10/01/41 (a)	300,000	270,927
2.95%, 10/01/51 (a)	250,000	226,085
Apple Inc.
2.40%, 05/03/23	1,750,000	1,759,607
0.75%, 05/11/23	625,000	617,262
3.00%, 02/09/24 (a)	650,000	658,177
3.45%, 05/06/24	850,000	868,640
2.85%, 05/11/24 (a)	450,000	453,987
1.80%, 09/11/24 (a)	250,000	246,250
2.75%, 01/13/25 (a)	500,000	501,325
2.50%, 02/09/25	500,000	499,120
1.13%, 05/11/25 (a)	800,000	764,656
3.20%, 05/13/25	600,000	609,216
0.55%, 08/20/25 (a)	500,000	466,295
0.70%, 02/08/26 (a)	800,000	745,000
3.25%, 02/23/26 (a)	850,000	866,609
2.45%, 08/04/26 (a)	800,000	791,136
2.05%, 09/11/26 (a)	650,000	631,358
3.35%, 02/09/27 (a)	775,000	791,802
3.20%, 05/11/27 (a)	550,000	559,465
3.00%, 06/20/27 (a)	350,000	353,955
2.90%, 09/12/27 (a)	550,000	551,446
3.00%, 11/13/27 (a)	500,000	503,705
1.20%, 02/08/28 (a)	750,000	681,727
1.40%, 08/05/28 (a)	750,000	684,810
2.20%, 09/11/29 (a)	550,000	524,474
1.65%, 05/11/30 (a)	550,000	498,822
1.25%, 08/20/30 (a)	500,000	437,065
1.65%, 02/08/31 (a)	1,000,000	899,620
1.70%, 08/05/31 (a)	450,000	404,046
4.50%, 02/23/36 (a)	300,000	343,116
2.38%, 02/08/41 (a)	650,000	565,090
3.85%, 05/04/43	1,150,000	1,210,225
4.45%, 05/06/44	230,000	262,591
3.45%, 02/09/45	850,000	845,945
4.38%, 05/13/45	700,000	791,637
4.65%, 02/23/46 (a)	850,000	1,004,904
3.85%, 08/04/46 (a)	288,000	305,819
4.25%, 02/09/47 (a)	500,000	561,690
3.75%, 09/12/47 (a)	350,000	364,374
3.75%, 11/13/47 (a)	419,000	438,957
2.95%, 09/11/49 (a)	650,000	597,720
2.65%, 05/11/50 (a)	700,000	608,797
2.40%, 08/20/50 (a)	600,000	497,412
2.65%, 02/08/51 (a)	350,000	303,321
2.70%, 08/05/51 (a)	500,000	435,435
2.55%, 08/20/60 (a)	750,000	615,525
2.80%, 02/08/61 (a)	450,000	386,896
2.85%, 08/05/61 (a)	450,000	390,294
Applied Materials, Inc.
3.90%, 10/01/25 (a)	250,000	257,510
3.30%, 04/01/27 (a)	400,000	406,012
1.75%, 06/01/30 (a)	250,000	227,080
5.10%, 10/01/35 (a)	100,000	116,628
5.85%, 06/15/41	400,000	520,784
4.35%, 04/01/47 (a)	100,000	113,937
2.75%, 06/01/50 (a)	325,000	288,899
Arrow Electronics, Inc.
3.25%, 09/08/24 (a)	300,000	300,609
4.00%, 04/01/25 (a)	50,000	50,755
3.88%, 01/12/28 (a)	225,000	227,336
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Autodesk, Inc.
4.38%, 06/15/25 (a)	700,000	719,992
2.85%, 01/15/30 (a)	50,000	47,191
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	250,000	255,498
1.70%, 05/15/28 (a)	350,000	325,605
1.25%, 09/01/30 (a)	350,000	304,381
Avnet, Inc.
4.63%, 04/15/26 (a)	250,000	257,785
Baidu, Inc.
3.88%, 09/29/23 (a)	300,000	303,090
4.38%, 05/14/24 (a)	250,000	254,570
3.08%, 04/07/25 (a)	250,000	246,013
4.13%, 06/30/25	200,000	202,882
1.72%, 04/09/26 (a)	200,000	184,540
4.38%, 03/29/28 (a)	250,000	253,848
4.88%, 11/14/28 (a)	200,000	208,950
3.43%, 04/07/30 (a)	200,000	192,638
2.38%, 10/09/30 (a)	200,000	177,326
2.38%, 08/23/31 (a)(d)	200,000	174,758
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (a)	300,000	303,654
3.13%, 01/15/25 (a)	100,000	99,635
3.88%, 01/15/27 (a)	1,000,000	1,007,170
3.50%, 01/15/28 (a)	250,000	245,828
Broadcom, Inc.
3.63%, 10/15/24 (a)	200,000	202,674
4.70%, 04/15/25 (a)	300,000	311,109
3.15%, 11/15/25 (a)	350,000	347,795
4.25%, 04/15/26 (a)	300,000	308,154
3.46%, 09/15/26 (a)	204,000	203,474
1.95%, 02/15/28 (a)(b)	300,000	270,267
4.11%, 09/15/28 (a)	655,000	664,720
4.75%, 04/15/29 (a)	650,000	682,474
5.00%, 04/15/30 (a)	400,000	426,764
4.15%, 11/15/30 (a)	843,000	854,330
2.45%, 02/15/31 (a)(b)	900,000	800,568
4.30%, 11/15/32 (a)	750,000	761,760
2.60%, 02/15/33 (a)(b)	600,000	522,684
3.42%, 04/15/33 (a)(b)	600,000	560,244
3.47%, 04/15/34 (a)(b)	850,000	787,797
3.14%, 11/15/35 (a)(b)	1,131,000	997,497
3.19%, 11/15/36 (a)(b)	707,000	621,580
3.50%, 02/15/41 (a)(b)	1,000,000	893,310
3.75%, 02/15/51 (a)(b)	550,000	492,129
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	200,000	201,520
2.90%, 12/01/29 (a)	350,000	331,747
2.60%, 05/01/31 (a)	250,000	226,798
Cadence Design Systems, Inc.
4.38%, 10/15/24 (a)	150,000	154,092
CDW LLC
4.25%, 04/01/28 (a)	200,000	196,520
3.25%, 02/15/29 (a)	200,000	184,016
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24 (a)	175,000	181,283
4.13%, 05/01/25 (a)	250,000	251,900
2.67%, 12/01/26 (a)	350,000	330,543
3.28%, 12/01/28 (a)	150,000	141,638
3.57%, 12/01/31 (a)	350,000	325,909
CGI, Inc.
1.45%, 09/14/26 (a)(b)	200,000	183,890
Cisco Systems, Inc.
2.20%, 09/20/23 (a)	270,000	270,572
3.63%, 03/04/24	225,000	230,398
3.50%, 06/15/25	250,000	255,798

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.95%, 02/28/26	150,000	151,239
2.50%, 09/20/26 (a)	450,000	447,349
5.90%, 02/15/39	500,000	654,205
5.50%, 01/15/40	800,000	1,012,528
Citrix Systems, Inc.
1.25%, 03/01/26 (a)	200,000	194,312
4.50%, 12/01/27 (a)	250,000	256,663
3.30%, 03/01/30 (a)	300,000	297,492
Corning, Inc.
5.75%, 08/15/40	200,000	245,784
4.75%, 03/15/42	50,000	54,779
5.35%, 11/15/48 (a)	150,000	178,397
3.90%, 11/15/49 (a)	150,000	145,448
4.38%, 11/15/57 (a)	300,000	303,969
5.85%, 11/15/68 (a)	150,000	181,425
5.45%, 11/15/79 (a)	350,000	386,001
Dell International LLC/EMC Corp.
5.45%, 06/15/23 (a)	333,000	343,060
4.00%, 07/15/24 (a)	250,000	255,373
5.85%, 07/15/25 (a)	200,000	213,912
6.02%, 06/15/26 (a)	1,400,000	1,519,392
4.90%, 10/01/26 (a)	500,000	525,110
6.10%, 07/15/27 (a)	300,000	332,244
5.30%, 10/01/29 (a)	650,000	708,389
6.20%, 07/15/30 (a)	350,000	401,310
8.10%, 07/15/36 (a)	301,000	397,862
3.38%, 12/15/41 (a)(b)	250,000	211,325
8.35%, 07/15/46 (a)	381,000	558,999
3.45%, 12/15/51 (a)(b)	400,000	326,368
Dell, Inc.
7.10%, 04/15/28	50,000	56,927
DXC Technology Co.
1.80%, 09/15/26 (a)	250,000	229,560
Equifax, Inc.
3.95%, 06/15/23 (a)	150,000	152,064
2.60%, 12/01/24 (a)	300,000	296,745
2.60%, 12/15/25 (a)	150,000	146,033
3.10%, 05/15/30 (a)	200,000	191,114
2.35%, 09/15/31 (a)	250,000	223,708
Equinix, Inc.
2.63%, 11/18/24 (a)	400,000	394,356
1.00%, 09/15/25 (a)	350,000	321,842
1.45%, 05/15/26 (a)	350,000	322,140
2.90%, 11/18/26 (a)	100,000	97,176
1.55%, 03/15/28 (a)	250,000	221,510
3.20%, 11/18/29 (a)	400,000	384,428
2.15%, 07/15/30 (a)	400,000	351,664
2.50%, 05/15/31 (a)	350,000	314,723
3.00%, 07/15/50 (a)	200,000	161,954
2.95%, 09/15/51 (a)	250,000	200,803
3.40%, 02/15/52 (a)	100,000	87,332
FactSet Research Systems, Inc.
3.45%, 03/01/32 (a)	100,000	96,945
Fidelity National Information Services, Inc.
0.60%, 03/01/24	400,000	383,020
1.15%, 03/01/26 (a)	350,000	321,758
1.65%, 03/01/28 (a)	250,000	224,038
3.75%, 05/21/29 (a)	50,000	50,049
2.25%, 03/01/31 (a)	450,000	398,016
3.10%, 03/01/41 (a)	250,000	217,145
4.50%, 08/15/46 (a)	100,000	104,503
Fiserv, Inc.
3.80%, 10/01/23 (a)	350,000	355,729
2.75%, 07/01/24 (a)	850,000	845,495
3.85%, 06/01/25 (a)	250,000	254,300
3.20%, 07/01/26 (a)	650,000	648,440
2.25%, 06/01/27 (a)	200,000	189,456
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.20%, 10/01/28 (a)	300,000	309,486
3.50%, 07/01/29 (a)	950,000	935,892
2.65%, 06/01/30 (a)	200,000	184,976
4.40%, 07/01/49 (a)	700,000	723,310
Flex Ltd.
4.75%, 06/15/25 (a)	200,000	206,484
3.75%, 02/01/26 (a)	200,000	200,240
4.88%, 06/15/29 (a)	250,000	262,033
4.88%, 05/12/30 (a)	250,000	259,815
Fortinet, Inc.
1.00%, 03/15/26 (a)	200,000	182,140
Genpact Luxembourg Sarl
3.38%, 12/01/24 (a)	250,000	249,910
Global Payments, Inc.
3.75%, 06/01/23 (a)	400,000	403,940
1.50%, 11/15/24 (a)	200,000	191,256
2.65%, 02/15/25 (a)	200,000	196,308
1.20%, 03/01/26 (a)	600,000	553,680
4.45%, 06/01/28 (a)	150,000	154,595
3.20%, 08/15/29 (a)	400,000	380,576
2.90%, 05/15/30 (a)	375,000	347,227
2.90%, 11/15/31 (a)	250,000	228,478
4.15%, 08/15/49 (a)	350,000	339,377
Hewlett Packard Enterprise Co.
2.25%, 04/01/23 (a)	350,000	349,744
1.45%, 04/01/24 (a)	400,000	388,460
4.90%, 10/15/25 (a)	1,000,000	1,047,210
1.75%, 04/01/26 (a)	350,000	329,014
6.20%, 10/15/35 (a)	250,000	291,288
6.35%, 10/15/45 (a)	450,000	527,814
HP, Inc.
2.20%, 06/17/25 (a)	500,000	482,225
1.45%, 06/17/26 (a)	200,000	184,560
3.00%, 06/17/27 (a)	350,000	341,250
3.40%, 06/17/30 (a)	300,000	288,789
2.65%, 06/17/31 (a)	250,000	224,968
6.00%, 09/15/41	450,000	524,898
Intel Corp.
2.88%, 05/11/24 (a)	200,000	201,646
3.40%, 03/25/25 (a)	600,000	609,252
3.70%, 07/29/25 (a)	650,000	665,808
2.60%, 05/19/26 (a)	250,000	248,023
3.75%, 03/25/27 (a)	250,000	259,003
3.15%, 05/11/27 (a)	500,000	504,960
2.45%, 11/15/29 (a)	700,000	668,577
3.90%, 03/25/30 (a)	600,000	631,200
2.00%, 08/12/31 (a)	500,000	454,215
4.00%, 12/15/32	100,000	107,365
4.60%, 03/25/40 (a)	250,000	279,028
2.80%, 08/12/41 (a)	300,000	266,628
4.80%, 10/01/41	300,000	346,239
4.25%, 12/15/42	150,000	161,732
4.90%, 07/29/45 (a)	200,000	235,370
4.10%, 05/19/46 (a)	450,000	480,163
4.10%, 05/11/47 (a)	325,000	343,265
3.73%, 12/08/47 (a)	650,000	655,830
3.25%, 11/15/49 (a)	650,000	603,375
4.75%, 03/25/50 (a)	700,000	816,459
3.05%, 08/12/51 (a)	450,000	400,756
3.10%, 02/15/60 (a)	350,000	305,952
4.95%, 03/25/60 (a)	350,000	430,496
3.20%, 08/12/61 (a)	250,000	221,848
International Business Machines Corp.
3.38%, 08/01/23	300,000	304,251
3.63%, 02/12/24	800,000	815,584
3.00%, 05/15/24	750,000	755,295
7.00%, 10/30/25	150,000	169,782

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.45%, 02/19/26	700,000	711,508
3.30%, 05/15/26	800,000	808,888
3.30%, 01/27/27	350,000	354,301
2.20%, 02/09/27 (a)	200,000	193,372
1.70%, 05/15/27 (a)	100,000	93,684
3.50%, 05/15/29	1,350,000	1,377,337
1.95%, 05/15/30 (a)	500,000	455,150
2.72%, 02/09/32 (a)	150,000	142,509
5.88%, 11/29/32	300,000	361,902
4.15%, 05/15/39	750,000	786,952
2.85%, 05/15/40 (a)	300,000	267,447
4.00%, 06/20/42	375,000	383,741
4.70%, 02/19/46	200,000	225,460
4.25%, 05/15/49	950,000	1,013,659
2.95%, 05/15/50 (a)	300,000	263,841
3.43%, 02/09/52 (a)	100,000	95,319
7.13%, 12/01/96	150,000	236,769
Intuit, Inc.
0.95%, 07/15/25 (a)	300,000	281,859
1.35%, 07/15/27 (a)	350,000	319,469
1.65%, 07/15/30 (a)	50,000	44,161
Jabil, Inc.
3.95%, 01/12/28 (a)	250,000	250,728
3.60%, 01/15/30 (a)	100,000	96,959
3.00%, 01/15/31 (a)	300,000	275,676
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	150,000	139,707
3.75%, 08/15/29 (a)	250,000	250,305
2.00%, 12/10/30 (a)	250,000	216,778
Keysight Technologies, Inc.
4.55%, 10/30/24 (a)	100,000	102,947
4.60%, 04/06/27 (a)	450,000	471,807
KLA Corp.
4.65%, 11/01/24 (a)	400,000	414,720
4.10%, 03/15/29 (a)	174,000	182,702
5.00%, 03/15/49 (a)	200,000	239,604
3.30%, 03/01/50 (a)	250,000	235,858
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)(b)	250,000	224,708
3.15%, 10/15/31 (a)(b)	250,000	211,273
4.10%, 10/15/41 (a)(b)	200,000	155,336
Lam Research Corp.
3.80%, 03/15/25 (a)	150,000	153,644
3.75%, 03/15/26 (a)	250,000	257,343
4.00%, 03/15/29 (a)	300,000	314,655
1.90%, 06/15/30 (a)	250,000	226,990
4.88%, 03/15/49 (a)	245,000	294,191
2.88%, 06/15/50 (a)	300,000	265,950
3.13%, 06/15/60 (a)	200,000	178,410
Leidos, Inc.
2.95%, 05/15/23 (a)	150,000	150,599
3.63%, 05/15/25 (a)	200,000	200,710
4.38%, 05/15/30 (a)	300,000	306,150
2.30%, 02/15/31 (a)	250,000	216,928
Marvell Technology, Inc.
1.65%, 04/15/26 (a)	250,000	232,620
2.45%, 04/15/28 (a)	250,000	230,738
4.88%, 06/22/28 (a)	264,000	277,052
2.95%, 04/15/31 (a)	150,000	138,608
Mastercard, Inc.
3.38%, 04/01/24	250,000	254,480
2.00%, 03/03/25 (a)	300,000	295,392
2.95%, 11/21/26 (a)	300,000	302,133
3.30%, 03/26/27 (a)	400,000	408,244
2.95%, 06/01/29 (a)	350,000	349,492
3.35%, 03/26/30 (a)	500,000	510,870
1.90%, 03/15/31 (a)	100,000	92,524
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.00%, 11/18/31 (a)	250,000	228,813
3.80%, 11/21/46 (a)	250,000	262,998
3.95%, 02/26/48 (a)	100,000	107,391
3.65%, 06/01/49 (a)	300,000	311,559
3.85%, 03/26/50 (a)	500,000	530,880
2.95%, 03/15/51 (a)	250,000	229,973
Maxim Integrated Products, Inc.
3.45%, 06/15/27 (a)	200,000	199,544
Microchip Technology, Inc.
4.33%, 06/01/23 (a)	650,000	660,900
0.97%, 02/15/24	400,000	383,884
4.25%, 09/01/25 (a)	450,000	456,025
Micron Technology, Inc.
4.98%, 02/06/26 (a)	50,000	52,407
4.19%, 02/15/27 (a)	350,000	359,180
5.33%, 02/06/29 (a)	300,000	326,307
4.66%, 02/15/30 (a)	350,000	368,508
2.70%, 04/15/32 (a)	350,000	317,961
3.37%, 11/01/41 (a)	200,000	178,854
Microsoft Corp.
2.38%, 05/01/23 (a)	250,000	250,728
2.00%, 08/08/23 (a)	500,000	501,550
3.63%, 12/15/23 (a)	550,000	564,327
2.88%, 02/06/24 (a)	567,000	574,456
2.70%, 02/12/25 (a)	750,000	754,470
3.13%, 11/03/25 (a)	1,000,000	1,016,310
2.40%, 08/08/26 (a)	1,400,000	1,388,856
3.30%, 02/06/27 (a)	925,000	949,392
3.50%, 02/12/35 (a)	750,000	784,905
4.20%, 11/03/35 (a)	400,000	446,676
3.45%, 08/08/36 (a)	750,000	779,827
4.10%, 02/06/37 (a)	600,000	666,612
3.50%, 11/15/42	50,000	51,269
3.75%, 02/12/45 (a)	75,000	79,324
4.45%, 11/03/45 (a)	200,000	233,946
3.70%, 08/08/46 (a)	650,000	695,734
4.25%, 02/06/47 (a)	300,000	344,955
2.53%, 06/01/50 (a)	2,050,000	1,780,876
2.92%, 03/17/52 (a)	1,944,000	1,822,208
4.00%, 02/12/55 (a)	200,000	224,282
3.95%, 08/08/56 (a)	150,000	166,314
4.50%, 02/06/57 (a)	250,000	305,307
2.68%, 06/01/60 (a)	1,260,000	1,090,051
3.04%, 03/17/62 (a)	641,000	600,079
Moody's Corp.
4.88%, 02/15/24 (a)	100,000	103,118
3.75%, 03/24/25 (a)	250,000	254,538
3.25%, 01/15/28 (a)	100,000	100,154
4.25%, 02/01/29 (a)	200,000	210,140
2.00%, 08/19/31 (a)	200,000	177,974
2.75%, 08/19/41 (a)	200,000	172,318
5.25%, 07/15/44	100,000	116,194
4.88%, 12/17/48 (a)	200,000	226,992
3.25%, 05/20/50 (a)	50,000	44,682
2.55%, 08/18/60 (a)	250,000	188,930
3.10%, 11/29/61 (a)	150,000	125,733
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	200,000	207,116
4.60%, 05/23/29 (a)	250,000	260,705
2.30%, 11/15/30 (a)	300,000	263,178
2.75%, 05/24/31 (a)	350,000	317,810
5.50%, 09/01/44	200,000	221,632
NetApp, Inc.
3.30%, 09/29/24 (a)	150,000	150,660
1.88%, 06/22/25 (a)	250,000	239,283
2.38%, 06/22/27 (a)	200,000	190,690
2.70%, 06/22/30 (a)	250,000	231,235

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NVIDIA Corp.
0.31%, 06/15/23 (a)	500,000	490,030
0.58%, 06/14/24 (a)	250,000	240,105
3.20%, 09/16/26 (a)	400,000	406,812
2.85%, 04/01/30 (a)	500,000	492,360
2.00%, 06/15/31 (a)	500,000	457,615
3.50%, 04/01/40 (a)	400,000	404,000
3.50%, 04/01/50 (a)	650,000	657,299
3.70%, 04/01/60 (a)	250,000	253,253
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (a)(b)	250,000	257,130
5.35%, 03/01/26 (a)(b)	300,000	317,361
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)(b)	200,000	194,632
3.88%, 06/18/26 (a)(b)	250,000	251,135
3.15%, 05/01/27 (a)(b)	300,000	290,955
5.55%, 12/01/28 (a)(b)	250,000	273,995
4.30%, 06/18/29 (a)(b)	350,000	362,022
3.40%, 05/01/30 (a)(b)	450,000	438,210
2.65%, 02/15/32 (a)(b)	300,000	270,798
3.25%, 05/11/41 (a)(b)	250,000	222,935
3.25%, 11/30/51 (a)(b)	200,000	169,430
Oracle Corp.
3.63%, 07/15/23	200,000	202,768
2.40%, 09/15/23 (a)	850,000	846,804
3.40%, 07/08/24 (a)	850,000	856,604
2.95%, 11/15/24 (a)	570,000	567,082
2.50%, 04/01/25 (a)	1,100,000	1,074,436
2.95%, 05/15/25 (a)	500,000	493,545
1.65%, 03/25/26 (a)	1,000,000	931,080
2.65%, 07/15/26 (a)	756,000	727,023
2.80%, 04/01/27 (a)	750,000	718,927
3.25%, 11/15/27 (a)	1,000,000	973,790
2.30%, 03/25/28 (a)	650,000	595,686
2.95%, 04/01/30 (a)	1,200,000	1,111,164
3.25%, 05/15/30 (a)	150,000	141,759
2.88%, 03/25/31 (a)	1,000,000	913,100
4.30%, 07/08/34 (a)	650,000	641,472
3.90%, 05/15/35 (a)	350,000	328,895
3.85%, 07/15/36 (a)	350,000	323,183
3.80%, 11/15/37 (a)	600,000	544,398
6.50%, 04/15/38	400,000	477,568
6.13%, 07/08/39	200,000	228,978
3.60%, 04/01/40 (a)	1,050,000	911,053
5.38%, 07/15/40	750,000	792,742
3.65%, 03/25/41 (a)	750,000	653,865
4.50%, 07/08/44 (a)	250,000	238,810
4.13%, 05/15/45 (a)	620,000	557,963
4.00%, 07/15/46 (a)	900,000	801,423
4.00%, 11/15/47 (a)	750,000	663,870
3.60%, 04/01/50 (a)	1,500,000	1,245,570
3.95%, 03/25/51 (a)	1,090,000	954,829
4.38%, 05/15/55 (a)	425,000	386,635
3.85%, 04/01/60 (a)	1,100,000	904,035
4.10%, 03/25/61 (a)	500,000	430,985
PayPal Holdings, Inc.
1.35%, 06/01/23	350,000	347,410
2.40%, 10/01/24 (a)	450,000	448,425
1.65%, 06/01/25 (a)	350,000	336,899
2.65%, 10/01/26 (a)	400,000	393,824
2.85%, 10/01/29 (a)	550,000	538,675
2.30%, 06/01/30 (a)	300,000	279,936
3.25%, 06/01/50 (a)	200,000	184,006
Qorvo, Inc.
1.75%, 12/15/24 (a)(b)	200,000	190,826
4.38%, 10/15/29 (a)	250,000	250,590
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
QUALCOMM, Inc.
2.90%, 05/20/24 (a)	125,000	125,983
3.45%, 05/20/25 (a)	550,000	558,805
3.25%, 05/20/27 (a)	350,000	355,180
1.30%, 05/20/28 (a)	484,000	437,618
2.15%, 05/20/30 (a)	400,000	372,668
1.65%, 05/20/32 (a)	650,000	565,981
4.65%, 05/20/35 (a)	300,000	335,403
4.80%, 05/20/45 (a)	500,000	581,070
4.30%, 05/20/47 (a)	400,000	450,912
3.25%, 05/20/50 (a)	275,000	266,013
RELX Capital, Inc.
3.50%, 03/16/23 (a)	150,000	151,304
4.00%, 03/18/29 (a)	350,000	360,374
3.00%, 05/22/30 (a)	300,000	286,404
S&P Global, Inc.
2.95%, 01/22/27 (a)	150,000	149,489
2.45%, 03/01/27 (a)(b)	400,000	389,312
4.75%, 08/01/28 (a)(b)	250,000	268,648
2.70%, 03/01/29 (a)(b)	400,000	387,744
4.25%, 05/01/29 (a)(b)	200,000	210,536
2.50%, 12/01/29 (a)	200,000	190,330
1.25%, 08/15/30 (a)	250,000	216,080
2.90%, 03/01/32 (a)(b)	400,000	387,948
3.25%, 12/01/49 (a)	250,000	236,070
3.70%, 03/01/52 (a)(b)	300,000	304,659
2.30%, 08/15/60 (a)	200,000	151,286
3.90%, 03/01/62 (a)(b)	200,000	205,852
salesforce.com, Inc.
3.25%, 04/11/23 (a)	350,000	354,364
0.63%, 07/15/24 (a)	200,000	191,738
3.70%, 04/11/28 (a)	525,000	543,091
1.50%, 07/15/28 (a)	400,000	367,732
1.95%, 07/15/31 (a)	500,000	457,265
2.70%, 07/15/41 (a)	400,000	354,864
2.90%, 07/15/51 (a)	650,000	581,555
3.05%, 07/15/61 (a)	400,000	355,120
ServiceNow, Inc.
1.40%, 09/01/30 (a)	550,000	467,934
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	200,000	186,344
3.00%, 06/01/31 (a)	300,000	267,561
SYNNEX Corp.
1.25%, 08/09/24 (a)(b)	250,000	238,120
1.75%, 08/09/26 (a)(b)	350,000	320,624
2.65%, 08/09/31 (a)(b)	200,000	172,200
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	200,000	181,986
Tencent Music Entertainment Group
1.38%, 09/03/25 (a)	200,000	184,150
2.00%, 09/03/30 (a)	200,000	165,892
Texas Instruments, Inc.
2.25%, 05/01/23 (a)	250,000	250,280
1.38%, 03/12/25 (a)	250,000	240,775
1.13%, 09/15/26 (a)	200,000	187,038
2.90%, 11/03/27 (a)	350,000	350,787
2.25%, 09/04/29 (a)	350,000	333,980
1.75%, 05/04/30 (a)	250,000	228,315
1.90%, 09/15/31 (a)	150,000	136,575
3.88%, 03/15/39 (a)	50,000	53,166
4.15%, 05/15/48 (a)	550,000	614,856
Thomson Reuters Corp.
4.30%, 11/23/23 (a)	200,000	204,220
5.85%, 04/15/40	200,000	245,454
5.65%, 11/23/43 (a)	150,000	180,873

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Trimble, Inc.
4.15%, 06/15/23 (a)	150,000	152,108
4.75%, 12/01/24 (a)	100,000	102,933
4.90%, 06/15/28 (a)	175,000	181,832
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	300,000	281,388
2.50%, 10/25/31 (a)	300,000	277,206
3.13%, 10/25/41 (a)	400,000	366,136
3.25%, 10/25/51 (a)	350,000	317,264
Tyco Electronics Group S.A.
3.45%, 08/01/24 (a)	165,000	166,665
3.70%, 02/15/26 (a)	150,000	152,988
3.13%, 08/15/27 (a)	150,000	149,607
VeriSign, Inc.
5.25%, 04/01/25 (a)	150,000	157,439
4.75%, 07/15/27 (a)	250,000	255,453
2.70%, 06/15/31 (a)	250,000	229,420
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	300,000	306,627
4.13%, 03/15/29 (a)	175,000	180,950
5.50%, 06/15/45 (a)	150,000	175,356
3.63%, 05/15/50 (a)	100,000	94,239
Visa, Inc.
3.15%, 12/14/25 (a)	1,300,000	1,315,353
1.90%, 04/15/27 (a)	400,000	384,636
0.75%, 08/15/27 (a)	150,000	136,152
2.75%, 09/15/27 (a)	150,000	149,591
2.05%, 04/15/30 (a)	650,000	607,893
1.10%, 02/15/31 (a)	350,000	300,132
4.15%, 12/14/35 (a)	600,000	655,188
2.70%, 04/15/40 (a)	250,000	227,688
4.30%, 12/14/45 (a)	1,250,000	1,396,537
3.65%, 09/15/47 (a)	50,000	51,586
2.00%, 08/15/50 (a)	550,000	427,339
VMware, Inc.
0.60%, 08/15/23	500,000	486,150
4.50%, 05/15/25 (a)	350,000	360,822
1.40%, 08/15/26 (a)	500,000	459,770
3.90%, 08/21/27 (a)	500,000	507,410
4.70%, 05/15/30 (a)	550,000	581,856
2.20%, 08/15/31 (a)	500,000	439,995
Western Digital Corp.
4.75%, 02/15/26 (a)	700,000	714,028
2.85%, 02/01/29 (a)	200,000	183,536
3.10%, 02/01/32 (a)	200,000	178,930
Western Union Co.
4.25%, 06/09/23 (a)	200,000	203,364
2.85%, 01/10/25 (a)	200,000	197,706
1.35%, 03/15/26 (a)	200,000	184,816
2.75%, 03/15/31 (a)	150,000	136,611
6.20%, 11/17/36	50,000	54,966
Xilinx, Inc.
2.95%, 06/01/24 (a)	250,000	250,533
2.38%, 06/01/30 (a)	250,000	232,368
		202,663,020
Transportation 0.6%
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 09/22/27	143,157	138,588
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 01/15/28	184,531	178,979
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 06/15/28	458,700	434,196
American Airlines 2017-2 Class AA Pass-Through Trust
3.35%, 10/15/29	40,529	38,784
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 02/15/32	312,050	294,850
BNSF Funding Trust I
6.61%, 12/15/55 (a)(c)	100,000	106,324
Burlington Northern Santa Fe LLC
3.85%, 09/01/23 (a)	425,000	432,144
3.40%, 09/01/24 (a)	450,000	458,010
3.00%, 04/01/25 (a)	240,000	242,258
7.00%, 12/15/25	150,000	170,262
3.25%, 06/15/27 (a)	200,000	202,976
6.20%, 08/15/36	100,000	128,276
6.15%, 05/01/37	50,000	64,599
5.75%, 05/01/40 (a)	50,000	62,511
5.05%, 03/01/41 (a)	400,000	466,256
5.40%, 06/01/41 (a)	250,000	303,140
4.40%, 03/15/42 (a)	250,000	272,065
4.38%, 09/01/42 (a)	350,000	379,816
4.45%, 03/15/43 (a)	200,000	219,660
5.15%, 09/01/43 (a)	550,000	653,026
4.90%, 04/01/44 (a)	150,000	173,718
4.55%, 09/01/44 (a)	425,000	472,519
4.70%, 09/01/45 (a)	200,000	226,966
3.90%, 08/01/46 (a)	100,000	103,735
4.05%, 06/15/48 (a)	650,000	691,821
4.15%, 12/15/48 (a)	300,000	325,134
3.05%, 02/15/51 (a)	200,000	182,576
3.30%, 09/15/51 (a)	450,000	429,619
Canadian National Railway Co.
2.95%, 11/21/24 (a)	150,000	149,928
6.90%, 07/15/28	150,000	180,257
6.38%, 11/15/37	150,000	193,302
3.20%, 08/02/46 (a)	250,000	235,410
3.65%, 02/03/48 (a)	250,000	251,962
4.45%, 01/20/49 (a)	200,000	226,672
2.45%, 05/01/50 (a)	300,000	245,034
Canadian Pacific Railway Co.
1.35%, 12/02/24 (a)	500,000	480,445
2.90%, 02/01/25 (a)	271,000	270,257
4.00%, 06/01/28 (a)	200,000	208,984
2.05%, 03/05/30 (a)	200,000	183,460
7.13%, 10/15/31	200,000	255,246
2.45%, 12/02/31 (a)	450,000	417,735
4.80%, 09/15/35 (a)	145,000	160,100
5.95%, 05/15/37	100,000	123,176
3.00%, 12/02/41 (a)	400,000	361,264
4.80%, 08/01/45 (a)	150,000	168,413
3.10%, 12/02/51 (a)	600,000	534,288
6.13%, 09/15/15 (a)	289,000	372,660
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	200,000	206,244
Continental Airlines 2012-1 Class A Pass-Through Trust
4.15%, 04/11/24	165,186	165,774
CSX Corp.
3.40%, 08/01/24 (a)	300,000	303,963
3.35%, 11/01/25 (a)	150,000	151,382
2.60%, 11/01/26 (a)	250,000	245,278
3.25%, 06/01/27 (a)	378,000	379,886
3.80%, 03/01/28 (a)	250,000	257,530
2.40%, 02/15/30 (a)	275,000	260,122
6.00%, 10/01/36	50,000	61,484
6.15%, 05/01/37	350,000	439,726
6.22%, 04/30/40	100,000	128,963
5.50%, 04/15/41 (a)	300,000	359,562
4.75%, 05/30/42 (a)	50,000	55,416
4.40%, 03/01/43 (a)	150,000	158,658
4.10%, 03/15/44 (a)	250,000	256,495
3.80%, 11/01/46 (a)	250,000	250,935

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.30%, 03/01/48 (a)	50,000	53,548
4.75%, 11/15/48 (a)	250,000	286,530
4.50%, 03/15/49 (a)	150,000	164,993
3.35%, 09/15/49 (a)	200,000	186,872
3.80%, 04/15/50 (a)	150,000	151,737
3.95%, 05/01/50 (a)	250,000	257,725
2.50%, 05/15/51 (a)	250,000	202,205
4.50%, 08/01/54 (a)	200,000	221,274
4.25%, 11/01/66 (a)	250,000	259,280
4.65%, 03/01/68 (a)	125,000	138,435
Delta Air Lines 2019-1 Class AA Pass-Through Trust
3.20%, 04/25/24	188,000	187,961
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 06/10/28	136,546	125,336
FedEx Corp 2020-1 Class AA Pass-Through Trust
1.88%, 02/20/34	229,948	208,763
FedEx Corp.
3.25%, 04/01/26 (a)	250,000	253,212
3.40%, 02/15/28 (a)	350,000	352,201
4.20%, 10/17/28 (a)	100,000	105,104
3.10%, 08/05/29 (a)	350,000	345,068
4.25%, 05/15/30 (a)	300,000	314,850
4.90%, 01/15/34	112,000	124,162
3.90%, 02/01/35	300,000	299,064
3.25%, 05/15/41 (a)	250,000	224,793
3.88%, 08/01/42	300,000	289,152
5.10%, 01/15/44	250,000	279,307
4.10%, 02/01/45	227,000	222,567
4.75%, 11/15/45 (a)	265,000	282,837
4.55%, 04/01/46 (a)	450,000	474,264
4.40%, 01/15/47 (a)	150,000	154,862
4.05%, 02/15/48 (a)	250,000	247,188
4.95%, 10/17/48 (a)	300,000	334,437
5.25%, 05/15/50 (a)	550,000	639,606
GXO Logistics, Inc.
1.65%, 07/15/26 (a)(b)	100,000	90,725
2.65%, 07/15/31 (a)(b)	150,000	130,766
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	275,000	281,286
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 05/15/32	228,663	211,280
JetBlue 2020-1 Class A Pass-Through Trust
Series 1A 4.00%, 11/15/32	233,641	232,552
Kansas City Southern
3.00%, 05/15/23 (a)	150,000	150,459
2.88%, 11/15/29 (a)	150,000	144,269
4.30%, 05/15/43 (a)	200,000	204,886
4.95%, 08/15/45 (a)	200,000	222,672
4.70%, 05/01/48 (a)	150,000	166,347
3.50%, 05/01/50 (a)	200,000	186,802
4.20%, 11/15/69 (a)	150,000	150,933
Kirby Corp.
4.20%, 03/01/28 (a)	200,000	198,880
Norfolk Southern Corp.
3.85%, 01/15/24 (a)	50,000	50,807
2.90%, 06/15/26 (a)	550,000	544,626
2.55%, 11/01/29 (a)	200,000	191,886
2.30%, 05/15/31 (a)	200,000	186,382
4.84%, 10/01/41	400,000	452,528
4.45%, 06/15/45 (a)	250,000	269,977
4.65%, 01/15/46 (a)	150,000	168,138
3.94%, 11/01/47 (a)	350,000	358,617
4.15%, 02/28/48 (a)	275,000	289,308
4.10%, 05/15/49 (a)	300,000	315,906
3.40%, 11/01/49 (a)	300,000	280,710
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.05%, 05/15/50 (a)	300,000	268,632
4.05%, 08/15/52 (a)	350,000	365,344
3.16%, 05/15/55 (a)	375,000	336,161
Ryder System, Inc.
3.75%, 06/09/23 (a)	200,000	202,442
3.88%, 12/01/23 (a)	150,000	152,301
3.65%, 03/18/24 (a)	150,000	151,733
2.50%, 09/01/24 (a)	200,000	197,342
3.35%, 09/01/25 (a)	135,000	135,001
2.90%, 12/01/26 (a)	200,000	194,686
Southwest Airlines Co.
4.75%, 05/04/23	300,000	306,969
5.25%, 05/04/25 (a)	350,000	367,510
3.00%, 11/15/26 (a)	300,000	294,660
5.13%, 06/15/27 (a)	475,000	508,136
3.45%, 11/16/27 (a)	250,000	247,893
2.63%, 02/10/30 (a)	300,000	276,768
Spirit Airlines Pass-Through Trust 2015-1A
4.10%, 04/01/28	131,961	130,600
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32 (a)	150,000	138,201
Union Pacific Corp.
2.75%, 04/15/23 (a)	100,000	100,381
3.50%, 06/08/23 (a)	100,000	101,491
3.65%, 02/15/24 (a)	350,000	355,806
3.15%, 03/01/24 (a)	250,000	252,527
3.25%, 08/15/25 (a)	500,000	503,990
2.75%, 03/01/26 (a)	500,000	497,100
2.15%, 02/05/27 (a)	225,000	216,257
3.70%, 03/01/29 (a)	300,000	309,726
2.40%, 02/05/30 (a)	250,000	236,995
2.80%, 02/14/32 (a)	400,000	384,916
3.38%, 02/01/35 (a)	400,000	394,880
2.89%, 04/06/36 (a)	250,000	233,878
3.60%, 09/15/37 (a)	200,000	200,838
3.55%, 08/15/39 (a)	300,000	297,747
3.20%, 05/20/41 (a)	250,000	237,100
4.05%, 11/15/45 (a)	120,000	123,929
4.05%, 03/01/46 (a)	250,000	262,025
4.00%, 04/15/47 (a)	200,000	208,374
4.50%, 09/10/48 (a)	100,000	111,656
4.30%, 03/01/49 (a)	250,000	273,357
3.25%, 02/05/50 (a)	700,000	655,529
3.80%, 10/01/51 (a)	250,000	256,435
3.50%, 02/14/53 (a)	400,000	391,488
3.88%, 02/01/55 (a)	150,000	152,772
3.95%, 08/15/59 (a)	150,000	154,463
3.84%, 03/20/60 (a)	700,000	709,002
2.97%, 09/16/62 (a)	450,000	381,492
4.10%, 09/15/67 (a)	175,000	182,716
3.75%, 02/05/70 (a)	250,000	244,918
3.80%, 04/06/71 (a)	500,000	496,385
United Airlines 2013-1 Class A Pass-Through Trust
4.30%, 08/15/25	753,640	759,918
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 04/11/26	93,164	93,165
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 09/03/26	211,576	209,068
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/28	457,532	446,780
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 10/07/28	94,626	89,265
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 03/01/30	291,864	285,799
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/31	278,716	281,283

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/32	187,116	171,368
United Airlines 2020-1 Class B Pass-Through Trust
4.88%, 01/15/26	172,800	169,855
United Parcel Service, Inc.
2.50%, 04/01/23 (a)	250,000	251,302
2.20%, 09/01/24 (a)	150,000	148,464
2.80%, 11/15/24 (a)	150,000	150,710
3.90%, 04/01/25 (a)	450,000	463,581
3.05%, 11/15/27 (a)	450,000	454,108
3.40%, 03/15/29 (a)	100,000	102,403
2.50%, 09/01/29 (a)	150,000	144,803
4.45%, 04/01/30 (a)	325,000	355,040
6.20%, 01/15/38	400,000	524,012
5.20%, 04/01/40 (a)	300,000	361,341
4.88%, 11/15/40 (a)	200,000	234,512
3.63%, 10/01/42	100,000	101,256
3.40%, 11/15/46 (a)	200,000	198,698
3.75%, 11/15/47 (a)	300,000	315,609
4.25%, 03/15/49 (a)	260,000	293,272
3.40%, 09/01/49 (a)	200,000	200,326
5.30%, 04/01/50 (a)	400,000	524,704
		49,954,088
		1,221,060,236

Utility 2.0%
Electric 1.8%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	95,000	97,007
2.10%, 07/01/30 (a)	300,000	267,801
4.15%, 05/01/49 (a)	100,000	99,304
3.45%, 01/15/50 (a)	250,000	223,295
AEP Transmission Co. LLC
3.75%, 12/01/47 (a)	250,000	245,402
4.25%, 09/15/48 (a)	210,000	222,020
3.80%, 06/15/49 (a)	100,000	99,354
3.65%, 04/01/50 (a)	150,000	145,515
AES Corp.
1.38%, 01/15/26 (a)	250,000	230,792
2.45%, 01/15/31 (a)	350,000	314,125
Alabama Power Co.
3.55%, 12/01/23	350,000	355,803
1.45%, 09/15/30 (a)	250,000	216,948
6.00%, 03/01/39	225,000	278,311
3.85%, 12/01/42	150,000	147,090
4.30%, 01/02/46 (a)	350,000	366,271
3.70%, 12/01/47 (a)	550,000	535,711
4.30%, 07/15/48 (a)	100,000	105,589
3.45%, 10/01/49 (a)	250,000	231,497
Ameren Corp.
2.50%, 09/15/24 (a)	250,000	246,687
3.65%, 02/15/26 (a)	750,000	759,337
3.50%, 01/15/31 (a)	300,000	297,051
Ameren Illinois Co.
4.15%, 03/15/46 (a)	300,000	315,420
3.70%, 12/01/47 (a)	150,000	149,117
3.25%, 03/15/50 (a)	100,000	92,199
American Electric Power Co., Inc.
3.20%, 11/13/27 (a)	50,000	49,619
4.30%, 12/01/28 (a)	400,000	414,220
2.30%, 03/01/30 (a)	200,000	182,248
3.25%, 03/01/50 (a)	200,000	172,630
Appalachian Power Co.
3.40%, 06/01/25 (a)	500,000	505,570
3.30%, 06/01/27 (a)	300,000	300,516
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.00%, 04/01/38	210,000	271,034
4.45%, 06/01/45 (a)	250,000	255,430
4.50%, 03/01/49 (a)	150,000	157,727
3.70%, 05/01/50 (a)	300,000	281,592
Arizona Public Service Co.
3.15%, 05/15/25 (a)	250,000	249,020
5.05%, 09/01/41 (a)	100,000	108,021
4.35%, 11/15/45 (a)	425,000	427,040
4.20%, 08/15/48 (a)	100,000	99,509
4.25%, 03/01/49 (a)	150,000	150,140
3.35%, 05/15/50 (a)	350,000	306,915
2.65%, 09/15/50 (a)	250,000	193,765
Avangrid, Inc.
3.15%, 12/01/24 (a)	300,000	299,571
3.20%, 04/15/25 (a)	175,000	174,818
3.80%, 06/01/29 (a)	195,000	198,112
Avista Corp.
4.35%, 06/01/48 (a)	150,000	158,721
Baltimore Gas and Electric Co.
3.50%, 08/15/46 (a)	250,000	240,927
3.75%, 08/15/47 (a)	175,000	176,433
4.25%, 09/15/48 (a)	100,000	107,266
3.20%, 09/15/49 (a)	100,000	91,334
2.90%, 06/15/50 (a)	150,000	130,679
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (a)	150,000	152,058
4.05%, 04/15/25 (a)	600,000	618,660
3.25%, 04/15/28 (a)	325,000	324,990
3.70%, 07/15/30 (a)	200,000	206,034
6.13%, 04/01/36	637,000	786,918
5.95%, 05/15/37	250,000	306,617
5.15%, 11/15/43 (a)	260,000	296,751
4.50%, 02/01/45 (a)	250,000	266,440
3.80%, 07/15/48 (a)	250,000	248,117
4.45%, 01/15/49 (a)	350,000	383,831
4.25%, 10/15/50 (a)	350,000	372,767
2.85%, 05/15/51 (a)	350,000	296,831
Black Hills Corp.
3.05%, 10/15/29 (a)	150,000	143,834
2.50%, 06/15/30 (a)	250,000	227,777
4.35%, 05/01/33 (a)	150,000	153,101
4.20%, 09/15/46 (a)	100,000	99,748
3.88%, 10/15/49 (a)	100,000	94,526
CenterPoint Energy Houston Electric LLC
3.00%, 03/01/32 (a)	250,000	244,712
6.95%, 03/15/33	50,000	65,022
3.55%, 08/01/42 (a)	128,000	125,567
3.95%, 03/01/48 (a)	200,000	209,702
4.25%, 02/01/49 (a)	250,000	273,307
2.90%, 07/01/50 (a)	150,000	132,995
3.60%, 03/01/52 (a)	250,000	250,575
CenterPoint Energy, Inc.
2.50%, 09/01/24 (a)	200,000	197,542
4.25%, 11/01/28 (a)	120,000	123,533
2.95%, 03/01/30 (a)	400,000	382,784
3.70%, 09/01/49 (a)	200,000	189,240
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	370,000	375,642
4.97%, 05/01/46 (a)	100,000	106,159
CMS Energy Corp.
3.00%, 05/15/26 (a)	350,000	344,540
3.45%, 08/15/27 (a)	200,000	201,894
4.88%, 03/01/44 (a)	100,000	110,856
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	123,000	120,862
3.70%, 08/15/28 (a)	750,000	766,065

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.45%, 01/15/38	300,000	394,008
3.80%, 10/01/42 (a)	200,000	200,146
4.60%, 08/15/43 (a)	150,000	165,792
4.70%, 01/15/44 (a)	150,000	167,700
3.70%, 03/01/45 (a)	100,000	98,174
4.35%, 11/15/45 (a)	150,000	160,709
3.65%, 06/15/46 (a)	250,000	246,795
3.75%, 08/15/47 (a)	250,000	249,867
4.00%, 03/01/48 (a)	150,000	159,572
4.00%, 03/01/49 (a)	200,000	208,190
3.20%, 11/15/49 (a)	100,000	92,046
3.00%, 03/01/50 (a)	300,000	268,983
3.13%, 03/15/51 (a)	250,000	227,628
Connecticut Light and Power Co.
0.75%, 12/01/25 (a)	50,000	46,026
3.20%, 03/15/27 (a)	200,000	200,294
2.05%, 07/01/31 (a)	300,000	271,032
4.30%, 04/15/44 (a)	150,000	160,448
4.00%, 04/01/48 (a)	250,000	263,520
Consolidated Edison Co. of New York, Inc.
4.00%, 12/01/28 (a)	200,000	207,200
3.35%, 04/01/30 (a)	400,000	399,176
5.30%, 03/01/35	350,000	394,544
5.85%, 03/15/36	50,000	58,978
6.75%, 04/01/38	350,000	459,371
5.50%, 12/01/39	250,000	294,052
5.70%, 06/15/40	150,000	179,618
3.95%, 03/01/43 (a)	300,000	293,163
4.45%, 03/15/44 (a)	400,000	420,724
4.50%, 12/01/45 (a)	100,000	105,650
3.88%, 06/15/47 (a)	300,000	292,563
4.13%, 05/15/49 (a)	200,000	204,050
3.95%, 04/01/50 (a)	350,000	362,145
4.63%, 12/01/54 (a)	375,000	408,712
4.30%, 12/01/56 (a)	200,000	207,370
4.00%, 11/15/57 (a)	200,000	196,272
4.50%, 05/15/58 (a)	290,000	308,508
3.70%, 11/15/59 (a)	200,000	184,944
3.00%, 12/01/60 (a)	200,000	163,330
3.60%, 06/15/61 (a)	200,000	186,118
Consolidated Edison, Inc.
0.65%, 12/01/23 (a)	300,000	292,467
Consumers Energy Co.
3.38%, 08/15/23 (a)	250,000	252,400
3.95%, 05/15/43 (a)	250,000	256,707
4.05%, 05/15/48 (a)	200,000	211,674
4.35%, 04/15/49 (a)	200,000	219,788
3.75%, 02/15/50 (a)	100,000	100,873
3.10%, 08/15/50 (a)	300,000	275,103
3.50%, 08/01/51 (a)	100,000	98,394
2.50%, 05/01/60 (a)	300,000	229,989
Dayton Power & Light Co.
3.95%, 06/15/49 (a)	150,000	150,246
Delmarva Power & Light Co.
3.50%, 11/15/23 (a)	500,000	506,275
4.15%, 05/15/45 (a)	200,000	203,460
Dominion Energy South Carolina, Inc.
2.30%, 12/01/31 (a)	150,000	137,313
5.30%, 05/15/33	100,000	115,448
6.05%, 01/15/38	250,000	307,992
5.45%, 02/01/41 (a)	100,000	118,283
5.10%, 06/01/65 (a)	200,000	236,510
Dominion Energy, Inc.
3.07%, 08/15/24	225,000	224,685
2.85%, 08/15/26 (a)	300,000	294,603
3.60%, 03/15/27 (a)	200,000	202,780
4.25%, 06/01/28 (a)	350,000	364,441
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.38%, 04/01/30 (a)	550,000	542,459
6.30%, 03/15/33	45,000	54,076
5.25%, 08/01/33	300,000	336,999
5.95%, 06/15/35	150,000	175,893
7.00%, 06/15/38	200,000	260,172
4.90%, 08/01/41 (a)	200,000	218,638
4.05%, 09/15/42 (a)	200,000	197,612
4.70%, 12/01/44 (a)	150,000	160,118
4.60%, 03/15/49 (a)	150,000	163,946
5.75%, 10/01/54 (a)(c)	100,000	101,435
DTE Electric Co.
3.38%, 03/01/25 (a)	150,000	151,382
2.25%, 03/01/30 (a)	200,000	187,028
2.63%, 03/01/31 (a)	300,000	285,510
4.00%, 04/01/43 (a)	125,000	128,506
4.30%, 07/01/44 (a)	150,000	160,233
3.70%, 03/15/45 (a)	150,000	147,944
3.70%, 06/01/46 (a)	200,000	200,976
4.05%, 05/15/48 (a)	175,000	184,552
3.95%, 03/01/49 (a)	389,000	403,576
2.95%, 03/01/50 (a)	50,000	45,012
3.25%, 04/01/51 (a)	200,000	188,058
DTE Energy Co.
2.53%, 10/01/24	170,000	167,333
2.85%, 10/01/26 (a)	645,000	631,829
3.40%, 06/15/29 (a)	250,000	245,575
2.95%, 03/01/30 (a)	200,000	190,504
Duke Energy Carolinas LLC
3.95%, 11/15/28 (a)	236,000	245,905
2.45%, 02/01/30 (a)	250,000	236,465
6.45%, 10/15/32	100,000	122,160
6.10%, 06/01/37	250,000	299,010
6.00%, 01/15/38	200,000	250,048
6.05%, 04/15/38	300,000	374,847
5.30%, 02/15/40	200,000	237,464
4.25%, 12/15/41 (a)	250,000	263,142
4.00%, 09/30/42 (a)	250,000	257,120
3.75%, 06/01/45 (a)	200,000	196,644
3.88%, 03/15/46 (a)	150,000	153,290
3.70%, 12/01/47 (a)	200,000	199,192
3.95%, 03/15/48 (a)	200,000	207,500
3.20%, 08/15/49 (a)	300,000	280,005
3.45%, 04/15/51 (a)	200,000	194,258
Duke Energy Corp.
3.75%, 04/15/24 (a)	440,000	447,559
0.90%, 09/15/25 (a)	450,000	417,132
2.65%, 09/01/26 (a)	500,000	487,920
3.15%, 08/15/27 (a)	400,000	396,324
3.40%, 06/15/29 (a)	200,000	198,590
2.45%, 06/01/30 (a)	500,000	460,355
2.55%, 06/15/31 (a)	500,000	459,240
4.80%, 12/15/45 (a)	100,000	107,208
3.75%, 09/01/46 (a)	200,000	188,864
3.95%, 08/15/47 (a)	450,000	437,998
4.20%, 06/15/49 (a)	200,000	201,286
3.50%, 06/15/51 (a)	250,000	228,265
3.25%, 01/15/82 (a)(c)	100,000	88,800
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	450,000	453,847
3.80%, 07/15/28 (a)	100,000	102,716
2.50%, 12/01/29 (a)	150,000	142,760
1.75%, 06/15/30 (a)	250,000	222,395
6.35%, 09/15/37	150,000	191,699
6.40%, 06/15/38	300,000	392,880
5.65%, 04/01/40	250,000	303,930
3.85%, 11/15/42 (a)	300,000	300,624
3.40%, 10/01/46 (a)	100,000	93,693
4.20%, 07/15/48 (a)	100,000	106,294

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Duke Energy Florida Project Finance LLC
2.54%, 09/01/29	400,000	390,620
Duke Energy Indiana LLC
6.12%, 10/15/35	200,000	233,756
6.35%, 08/15/38	200,000	254,732
6.45%, 04/01/39	200,000	257,340
4.90%, 07/15/43 (a)	75,000	83,585
3.75%, 05/15/46 (a)	50,000	50,042
3.25%, 10/01/49 (a)	225,000	205,263
2.75%, 04/01/50 (a)	250,000	210,798
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	150,000	152,889
2.13%, 06/01/30 (a)	200,000	181,692
3.70%, 06/15/46 (a)	50,000	48,991
4.30%, 02/01/49 (a)	150,000	160,475
Duke Energy Progress LLC
3.25%, 08/15/25 (a)	250,000	252,702
2.00%, 08/15/31 (a)	200,000	179,744
4.10%, 05/15/42 (a)	200,000	206,440
4.10%, 03/15/43 (a)	100,000	103,243
4.38%, 03/30/44 (a)	200,000	213,708
4.15%, 12/01/44 (a)	300,000	311,310
4.20%, 08/15/45 (a)	50,000	52,765
3.70%, 10/15/46 (a)	200,000	199,298
3.60%, 09/15/47 (a)	250,000	246,692
2.50%, 08/15/50 (a)	350,000	285,295
2.90%, 08/15/51 (a)	150,000	131,673
Edison International
3.55%, 11/15/24 (a)	325,000	326,992
5.75%, 06/15/27 (a)	200,000	214,732
4.13%, 03/15/28 (a)	200,000	199,344
El Paso Electric Co.
6.00%, 05/15/35	269,000	319,507
5.00%, 12/01/44 (a)	50,000	54,289
Emera US Finance LP
3.55%, 06/15/26 (a)	287,000	287,215
4.75%, 06/15/46 (a)	425,000	444,907
Enel Americas S.A.
4.00%, 10/25/26 (a)	250,000	256,620
Enel Chile S.A.
4.88%, 06/12/28 (a)	475,000	491,872
Enel Generacion Chile S.A.
4.25%, 04/15/24 (a)	200,000	202,628
Entergy Arkansas LLC
3.50%, 04/01/26 (a)	250,000	253,390
4.20%, 04/01/49 (a)	300,000	320,259
2.65%, 06/15/51 (a)	250,000	206,400
Entergy Corp.
0.90%, 09/15/25 (a)	300,000	276,288
2.95%, 09/01/26 (a)	250,000	246,495
2.80%, 06/15/30 (a)	250,000	234,515
2.40%, 06/15/31 (a)	300,000	270,048
3.75%, 06/15/50 (a)	200,000	188,736
Entergy Louisiana LLC
0.62%, 11/17/23 (a)	400,000	388,616
0.95%, 10/01/24 (a)	200,000	191,258
5.40%, 11/01/24	150,000	158,909
2.40%, 10/01/26 (a)	300,000	291,357
3.12%, 09/01/27 (a)	200,000	197,688
3.25%, 04/01/28 (a)	200,000	198,580
1.60%, 12/15/30 (a)	300,000	261,039
4.00%, 03/15/33 (a)	211,000	220,259
4.95%, 01/15/45 (a)	400,000	415,264
4.20%, 09/01/48 (a)	350,000	371,899
4.20%, 04/01/50 (a)	150,000	158,660
2.90%, 03/15/51 (a)	200,000	172,870
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Entergy Mississippi LLC
3.85%, 06/01/49 (a)	350,000	352,352
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	197,000	204,809
1.75%, 03/15/31 (a)	250,000	218,405
3.55%, 09/30/49 (a)	200,000	188,440
Evergy Kansas Central, Inc.
3.10%, 04/01/27 (a)	150,000	149,930
4.13%, 03/01/42 (a)	300,000	303,969
4.10%, 04/01/43 (a)	150,000	151,284
4.25%, 12/01/45 (a)	100,000	103,369
3.25%, 09/01/49 (a)	200,000	180,622
3.45%, 04/15/50 (a)	100,000	93,351
Evergy Metro, Inc.
5.30%, 10/01/41 (a)	50,000	58,551
4.20%, 06/15/47 (a)	95,000	99,270
4.13%, 04/01/49 (a)	200,000	206,946
Evergy, Inc.
2.45%, 09/15/24 (a)	350,000	343,462
2.90%, 09/15/29 (a)	250,000	239,325
Eversource Energy
2.80%, 05/01/23 (a)	100,000	100,302
3.80%, 12/01/23 (a)	250,000	253,730
3.30%, 01/15/28 (a)	250,000	246,700
1.65%, 08/15/30 (a)	400,000	344,916
2.55%, 03/15/31 (a)	250,000	230,162
3.45%, 01/15/50 (a)	300,000	275,787
Exelon Corp.
3.95%, 06/15/25 (a)	650,000	665,008
3.40%, 04/15/26 (a)	100,000	100,524
4.05%, 04/15/30 (a)	450,000	464,724
3.35%, 03/15/32 (a)(b)	200,000	195,226
4.95%, 06/15/35 (a)(b)	250,000	269,397
5.63%, 06/15/35	250,000	285,485
5.10%, 06/15/45 (a)	200,000	224,606
4.45%, 04/15/46 (a)	300,000	314,094
4.70%, 04/15/50 (a)	250,000	275,507
Exelon Generation Co. LLC
3.25%, 06/01/25 (a)	50,000	49,891
6.25%, 10/01/39	300,000	340,125
5.75%, 10/01/41 (a)	100,000	108,298
5.60%, 06/15/42 (a)	300,000	320,604
Florida Power & Light Co.
2.75%, 06/01/23 (a)	150,000	150,965
3.25%, 06/01/24 (a)	300,000	304,149
2.85%, 04/01/25 (a)	400,000	400,628
3.13%, 12/01/25 (a)	500,000	504,220
4.95%, 06/01/35	150,000	171,341
5.95%, 02/01/38	150,000	189,428
5.96%, 04/01/39	350,000	444,493
5.69%, 03/01/40	100,000	125,876
5.25%, 02/01/41 (a)	250,000	299,252
4.13%, 02/01/42 (a)	150,000	158,984
4.05%, 06/01/42 (a)	350,000	368,966
3.80%, 12/15/42 (a)	275,000	281,550
3.70%, 12/01/47 (a)	55,000	56,088
3.95%, 03/01/48 (a)	250,000	267,092
4.13%, 06/01/48 (a)	250,000	273,395
3.99%, 03/01/49 (a)	250,000	269,195
3.15%, 10/01/49 (a)	350,000	329,126
2.88%, 12/04/51 (a)	400,000	359,368
Fortis, Inc.
3.06%, 10/04/26 (a)	310,000	306,640
Georgia Power Co.
2.10%, 07/30/23	250,000	248,715
2.20%, 09/15/24 (a)	150,000	147,477
3.25%, 04/01/26 (a)	300,000	301,482

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 03/30/27 (a)	100,000	99,626
2.65%, 09/15/29 (a)	100,000	94,604
4.75%, 09/01/40	100,000	106,881
4.30%, 03/15/42	425,000	430,036
4.30%, 03/15/43	200,000	201,094
3.70%, 01/30/50 (a)	225,000	210,391
3.25%, 03/15/51 (a)	150,000	130,964
Iberdrola International BV
5.81%, 03/15/25	100,000	107,663
6.75%, 07/15/36	200,000	261,856
Idaho Power Co.
4.20%, 03/01/48 (a)	200,000	215,902
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	50,000	51,017
4.55%, 03/15/46 (a)	100,000	106,173
3.75%, 07/01/47 (a)	250,000	241,682
4.25%, 08/15/48 (a)	300,000	312,093
Interstate Power and Light Co.
3.25%, 12/01/24 (a)	200,000	201,348
4.10%, 09/26/28 (a)	250,000	258,152
2.30%, 06/01/30 (a)	300,000	274,713
6.25%, 07/15/39	200,000	255,496
3.70%, 09/15/46 (a)	50,000	48,329
3.50%, 09/30/49 (a)	150,000	138,599
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)	200,000	200,534
ITC Holdings Corp.
3.25%, 06/30/26 (a)	220,000	218,821
3.35%, 11/15/27 (a)	100,000	100,078
5.30%, 07/01/43 (a)	150,000	172,121
Kentucky Utilities Co.
5.13%, 11/01/40 (a)	250,000	280,932
4.38%, 10/01/45 (a)	250,000	260,997
3.30%, 06/01/50 (a)	250,000	228,465
Louisville Gas and Electric Co.
4.25%, 04/01/49 (a)	150,000	157,290
MidAmerican Energy Co.
3.10%, 05/01/27 (a)	50,000	50,075
3.65%, 04/15/29 (a)	200,000	206,508
6.75%, 12/30/31	200,000	252,798
5.80%, 10/15/36	200,000	244,720
4.80%, 09/15/43 (a)	150,000	170,720
4.40%, 10/15/44 (a)	125,000	136,125
4.25%, 05/01/46 (a)	150,000	162,267
3.95%, 08/01/47 (a)	150,000	156,092
3.65%, 08/01/48 (a)	250,000	248,270
4.25%, 07/15/49 (a)	300,000	329,700
3.15%, 04/15/50 (a)	200,000	185,180
Mississippi Power Co.
3.95%, 03/30/28 (a)	250,000	254,955
4.25%, 03/15/42	100,000	100,273
3.10%, 07/30/51 (a)	100,000	85,626
National Rural Utilities Cooperative Finance Corp.
3.40%, 11/15/23 (a)	250,000	252,860
2.95%, 02/07/24 (a)	410,000	412,054
3.25%, 11/01/25 (a)	400,000	401,256
3.40%, 02/07/28 (a)	350,000	350,388
3.90%, 11/01/28 (a)	250,000	256,810
3.70%, 03/15/29 (a)	200,000	204,814
1.35%, 03/15/31 (a)	250,000	211,148
8.00%, 03/01/32	200,000	269,626
4.75%, 04/30/43 (a)(c)	200,000	195,350
5.25%, 04/20/46 (a)(c)	250,000	252,407
4.40%, 11/01/48 (a)	150,000	162,924
4.30%, 03/15/49 (a)	100,000	107,924
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nevada Power Co.
3.70%, 05/01/29 (a)	350,000	360,776
6.65%, 04/01/36	150,000	193,034
3.13%, 08/01/50 (a)	200,000	179,576
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/27 (a)	350,000	328,730
3.55%, 05/01/27 (a)	300,000	303,279
1.90%, 06/15/28 (a)	500,000	460,805
3.50%, 04/01/29 (a)	400,000	402,596
2.75%, 11/01/29 (a)	350,000	334,582
2.25%, 06/01/30 (a)	800,000	733,576
2.44%, 01/15/32 (a)	350,000	320,271
3.00%, 01/15/52 (a)	250,000	213,933
4.80%, 12/01/77 (a)(c)	150,000	147,299
Northern States Power Co.
6.25%, 06/01/36	270,000	343,100
6.20%, 07/01/37	150,000	192,782
5.35%, 11/01/39	200,000	242,496
3.40%, 08/15/42 (a)	145,000	140,683
4.00%, 08/15/45 (a)	100,000	103,350
3.60%, 05/15/46 (a)	200,000	199,486
3.60%, 09/15/47 (a)	250,000	247,612
2.90%, 03/01/50 (a)	200,000	177,736
2.60%, 06/01/51 (a)	200,000	169,530
NorthWestern Corp.
4.18%, 11/15/44 (a)	160,000	169,011
NSTAR Electric Co.
3.20%, 05/15/27 (a)	350,000	351,372
3.25%, 05/15/29 (a)	250,000	250,102
1.95%, 08/15/31 (a)	150,000	133,742
5.50%, 03/15/40	100,000	120,659
4.40%, 03/01/44 (a)	150,000	160,236
3.10%, 06/01/51 (a)	100,000	90,561
OGE Energy Corp.
0.70%, 05/26/23 (a)	150,000	146,930
Oglethorpe Power Corp.
5.95%, 11/01/39	150,000	178,121
5.38%, 11/01/40	200,000	226,988
5.05%, 10/01/48 (a)	200,000	223,874
3.75%, 08/01/50 (a)	150,000	142,005
5.25%, 09/01/50	50,000	56,758
Ohio Edison Co.
6.88%, 07/15/36	100,000	130,274
Ohio Power Co.
2.60%, 04/01/30 (a)	200,000	189,220
1.63%, 01/15/31 (a)	200,000	171,858
4.15%, 04/01/48 (a)	200,000	204,702
4.00%, 06/01/49 (a)	250,000	249,817
Oklahoma Gas and Electric Co.
0.55%, 05/26/23 (a)	150,000	147,321
3.30%, 03/15/30 (a)	125,000	123,899
3.25%, 04/01/30 (a)	150,000	148,241
4.15%, 04/01/47 (a)	240,000	247,207
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (a)	500,000	499,650
3.70%, 11/15/28 (a)	265,000	272,428
5.75%, 03/15/29 (a)	73,000	83,362
7.50%, 09/01/38	200,000	286,976
5.25%, 09/30/40	200,000	237,888
4.55%, 12/01/41 (a)	250,000	274,637
3.75%, 04/01/45 (a)	250,000	248,695
3.80%, 09/30/47 (a)	200,000	202,898
4.10%, 11/15/48 (a)	150,000	159,590
3.80%, 06/01/49 (a)	150,000	152,276
3.10%, 09/15/49 (a)	250,000	229,815
3.70%, 05/15/50 (a)	150,000	151,415
5.35%, 10/01/52 (a)	150,000	191,480

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Pacific Gas and Electric Co.
3.25%, 06/15/23 (a)	200,000	199,748
4.25%, 08/01/23 (a)	150,000	151,781
1.70%, 11/15/23 (a)	350,000	341,673
3.85%, 11/15/23 (a)	250,000	251,157
3.50%, 06/15/25 (a)	400,000	395,048
3.45%, 07/01/25	300,000	294,474
3.15%, 01/01/26	550,000	530,673
2.95%, 03/01/26 (a)	350,000	334,561
3.30%, 03/15/27 (a)	100,000	96,043
2.10%, 08/01/27 (a)	500,000	450,110
3.30%, 12/01/27 (a)	450,000	425,925
3.00%, 06/15/28 (a)	250,000	233,175
3.75%, 07/01/28	500,000	482,400
4.65%, 08/01/28 (a)	100,000	99,486
4.55%, 07/01/30 (a)	1,150,000	1,141,639
2.50%, 02/01/31 (a)	700,000	602,665
3.25%, 06/01/31 (a)	350,000	316,935
4.50%, 07/01/40 (a)	700,000	640,255
3.30%, 08/01/40 (a)	350,000	287,315
4.20%, 06/01/41 (a)	100,000	87,856
4.45%, 04/15/42 (a)	150,000	134,970
3.75%, 08/15/42 (a)	200,000	165,318
4.60%, 06/15/43 (a)	150,000	134,724
4.75%, 02/15/44 (a)	100,000	91,086
4.30%, 03/15/45 (a)	150,000	129,020
4.25%, 03/15/46 (a)	175,000	151,921
4.00%, 12/01/46 (a)	200,000	167,270
3.95%, 12/01/47 (a)	300,000	249,228
4.95%, 07/01/50 (a)	1,000,000	949,050
3.50%, 08/01/50 (a)	600,000	479,898
PacifiCorp
3.50%, 06/15/29 (a)	100,000	101,378
2.70%, 09/15/30 (a)	150,000	143,751
7.70%, 11/15/31	100,000	132,895
5.75%, 04/01/37	100,000	118,192
6.25%, 10/15/37	300,000	374,961
6.35%, 07/15/38	350,000	446,855
6.00%, 01/15/39	100,000	124,249
4.13%, 01/15/49 (a)	250,000	262,132
4.15%, 02/15/50 (a)	200,000	209,772
3.30%, 03/15/51 (a)	250,000	231,382
2.90%, 06/15/52 (a)	200,000	175,808
PECO Energy Co.
3.70%, 09/15/47 (a)	200,000	201,486
3.90%, 03/01/48 (a)	200,000	206,682
3.00%, 09/15/49 (a)	100,000	89,691
2.80%, 06/15/50 (a)	250,000	216,053
2.85%, 09/15/51 (a)	150,000	130,554
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	250,000	234,625
Potomac Electric Power Co.
3.60%, 03/15/24 (a)	250,000	254,050
4.15%, 03/15/43 (a)	200,000	208,188
PPL Capital Funding, Inc.
4.13%, 04/15/30 (a)	250,000	258,230
PPL Electric Utilities Corp.
6.25%, 05/15/39	300,000	385,998
4.75%, 07/15/43 (a)	100,000	111,814
4.15%, 06/15/48 (a)	200,000	211,520
Progress Energy, Inc.
7.75%, 03/01/31	350,000	450,530
7.00%, 10/30/31	60,000	75,160
6.00%, 12/01/39	85,000	101,663
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	150,000	154,080
1.90%, 01/15/31 (a)	255,000	228,786
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.25%, 09/01/37	200,000	259,518
3.60%, 09/15/42 (a)	100,000	97,496
3.80%, 06/15/47 (a)	50,000	50,592
4.05%, 09/15/49 (a)	150,000	157,947
3.20%, 03/01/50 (a)	250,000	233,180
2.70%, 01/15/51 (a)	250,000	211,385
Public Service Co. of New Hampshire
3.50%, 11/01/23 (a)	300,000	304,089
3.60%, 07/01/49 (a)	100,000	97,979
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	150,000	134,322
3.15%, 08/15/51 (a)	150,000	131,813
Public Service Electric and Gas Co.
3.25%, 09/01/23 (a)	50,000	50,461
3.00%, 05/15/27 (a)	150,000	149,148
3.70%, 05/01/28 (a)	100,000	102,272
3.20%, 05/15/29 (a)	200,000	200,346
2.45%, 01/15/30 (a)	250,000	238,035
1.90%, 08/15/31 (a)	200,000	178,664
3.95%, 05/01/42 (a)	100,000	102,678
3.80%, 01/01/43 (a)	125,000	125,366
3.80%, 03/01/46 (a)	200,000	202,612
3.60%, 12/01/47 (a)	150,000	148,529
4.05%, 05/01/48 (a)	150,000	157,989
3.85%, 05/01/49 (a)	250,000	258,782
3.20%, 08/01/49 (a)	150,000	139,799
3.15%, 01/01/50 (a)	200,000	184,810
2.70%, 05/01/50 (a)	250,000	211,853
2.05%, 08/01/50 (a)	200,000	149,034
Public Service Enterprise Group, Inc.
2.88%, 06/15/24 (a)	450,000	447,313
0.80%, 08/15/25 (a)	575,000	529,943
0.95%, 03/15/26 (a)	150,000	139,649
1.60%, 08/15/30 (a)	450,000	387,031
Puget Energy, Inc.
3.65%, 05/15/25 (a)	250,000	251,130
4.10%, 06/15/30 (a)	450,000	451,413
Puget Sound Energy, Inc.
6.27%, 03/15/37	100,000	124,175
5.80%, 03/15/40	200,000	244,190
5.64%, 04/15/41 (a)	150,000	179,885
4.30%, 05/20/45 (a)	150,000	156,194
4.22%, 06/15/48 (a)	250,000	261,080
3.25%, 09/15/49 (a)	150,000	135,162
San Diego Gas & Electric Co.
3.60%, 09/01/23 (a)	100,000	101,442
2.50%, 05/15/26 (a)	200,000	196,044
1.70%, 10/01/30 (a)	300,000	264,828
3.75%, 06/01/47 (a)	275,000	270,207
4.15%, 05/15/48 (a)	269,000	285,000
4.10%, 06/15/49 (a)	140,000	146,933
3.32%, 04/15/50 (a)	150,000	139,676
3.70%, 03/15/52 (a)	200,000	200,954
Sierra Pacific Power Co.
2.60%, 05/01/26 (a)	200,000	196,984
Southern California Edison Co.
0.70%, 08/01/23	200,000	195,012
3.50%, 10/01/23 (a)	400,000	404,200
1.20%, 02/01/26 (a)	200,000	185,584
3.65%, 03/01/28 (a)	100,000	100,570
4.20%, 03/01/29 (a)	150,000	155,477
6.65%, 04/01/29	300,000	343,692
2.85%, 08/01/29 (a)	200,000	191,324
2.25%, 06/01/30 (a)	250,000	226,083
2.75%, 02/01/32 (a)	200,000	185,428
6.00%, 01/15/34	200,000	233,680
5.75%, 04/01/35	200,000	229,534

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.35%, 07/15/35	200,000	220,676
5.55%, 01/15/37	200,000	223,124
5.95%, 02/01/38	250,000	292,120
6.05%, 03/15/39	150,000	176,864
5.50%, 03/15/40	250,000	280,742
4.05%, 03/15/42 (a)	155,000	150,438
3.90%, 03/15/43 (a)	100,000	93,540
4.65%, 10/01/43 (a)	350,000	365,134
3.60%, 02/01/45 (a)	100,000	90,357
4.00%, 04/01/47 (a)	600,000	579,426
4.13%, 03/01/48 (a)	450,000	441,355
4.88%, 03/01/49 (a)	250,000	268,122
3.65%, 02/01/50 (a)	500,000	463,485
3.45%, 02/01/52 (a)	200,000	180,568
Southern Co.
2.95%, 07/01/23 (a)	550,000	552,964
0.60%, 02/26/24 (a)	250,000	240,315
3.25%, 07/01/26 (a)	700,000	700,882
3.70%, 04/30/30 (a)	500,000	504,075
4.25%, 07/01/36 (a)	250,000	253,750
4.40%, 07/01/46 (a)	500,000	513,515
4.00%, 01/15/51 (a)(c)	250,000	242,005
3.75%, 09/15/51 (a)(c)	250,000	230,802
Southern Power Co.
0.90%, 01/15/26 (a)	50,000	45,911
5.15%, 09/15/41	400,000	425,772
4.95%, 12/15/46 (a)	100,000	106,862
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	500,000	489,675
4.10%, 09/15/28 (a)	200,000	205,034
3.90%, 04/01/45 (a)	100,000	94,502
3.85%, 02/01/48 (a)	150,000	141,417
3.25%, 11/01/51 (a)	200,000	172,838
Southwestern Public Service Co.
4.50%, 08/15/41 (a)	150,000	159,938
3.40%, 08/15/46 (a)	100,000	93,444
3.70%, 08/15/47 (a)	300,000	293,580
3.75%, 06/15/49 (a)	100,000	99,555
3.15%, 05/01/50 (a)	250,000	226,423
Tampa Electric Co.
4.10%, 06/15/42 (a)	100,000	101,354
4.30%, 06/15/48 (a)	450,000	480,825
3.63%, 06/15/50 (a)	200,000	192,056
The Cleveland Electric Illuminating Co.
5.95%, 12/15/36	150,000	176,198
Toledo Edison Co.
6.15%, 05/15/37	100,000	123,366
Tucson Electric Power Co.
3.05%, 03/15/25 (a)	250,000	249,590
1.50%, 08/01/30 (a)	300,000	257,541
4.85%, 12/01/48 (a)	100,000	113,072
4.00%, 06/15/50 (a)	100,000	100,164
Union Electric Co.
2.95%, 06/15/27 (a)	44,000	43,583
3.50%, 03/15/29 (a)	750,000	762,817
2.95%, 03/15/30 (a)	150,000	147,444
3.90%, 09/15/42 (a)	115,000	114,364
3.65%, 04/15/45 (a)	100,000	95,736
4.00%, 04/01/48 (a)	250,000	258,865
3.25%, 10/01/49 (a)	150,000	138,224
2.63%, 03/15/51 (a)	250,000	208,233
Virginia Electric and Power Co.
3.45%, 02/15/24 (a)	250,000	252,725
3.10%, 05/15/25 (a)	200,000	200,150
3.15%, 01/15/26 (a)	250,000	250,567
2.95%, 11/15/26 (a)	200,000	198,168
3.50%, 03/15/27 (a)	600,000	609,054
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.88%, 07/15/29 (a)	150,000	146,382
6.00%, 01/15/36	250,000	304,370
6.00%, 05/15/37	350,000	429,397
8.88%, 11/15/38	150,000	239,037
4.00%, 01/15/43 (a)	250,000	254,027
4.45%, 02/15/44 (a)	400,000	427,512
4.20%, 05/15/45 (a)	50,000	52,204
3.80%, 09/15/47 (a)	300,000	299,931
4.60%, 12/01/48 (a)	250,000	283,600
3.30%, 12/01/49 (a)	300,000	282,042
2.45%, 12/15/50 (a)	450,000	362,677
WEC Energy Group, Inc.
0.80%, 03/15/24 (a)	350,000	335,797
1.38%, 10/15/27 (a)	250,000	224,845
1.80%, 10/15/30 (a)	250,000	216,638
Wisconsin Electric Power Co.
2.05%, 12/15/24 (a)	100,000	98,203
1.70%, 06/15/28 (a)	150,000	136,454
4.30%, 10/15/48 (a)	125,000	133,944
Wisconsin Power and Light Co.
3.05%, 10/15/27 (a)	100,000	99,354
3.00%, 07/01/29 (a)	250,000	244,570
3.65%, 04/01/50 (a)	200,000	195,020
Wisconsin Public Service Corp.
3.67%, 12/01/42	250,000	242,340
4.75%, 11/01/44 (a)	150,000	166,439
3.30%, 09/01/49 (a)	200,000	184,530
Xcel Energy, Inc.
0.50%, 10/15/23 (a)	350,000	339,290
3.30%, 06/01/25 (a)	200,000	200,558
4.00%, 06/15/28 (a)	250,000	255,377
2.60%, 12/01/29 (a)	200,000	189,286
3.40%, 06/01/30 (a)	300,000	299,928
6.50%, 07/01/36	140,000	176,162
3.50%, 12/01/49 (a)	200,000	186,354
		149,349,380
Natural Gas 0.2%
AGL Capital Corp.
3.25%, 06/15/26 (a)	100,000	99,632
Atmos Energy Corp.
3.00%, 06/15/27 (a)	200,000	198,798
1.50%, 01/15/31 (a)	600,000	518,016
5.50%, 06/15/41 (a)	150,000	179,038
4.15%, 01/15/43 (a)	200,000	202,424
4.13%, 10/15/44 (a)	100,000	102,481
4.30%, 10/01/48 (a)	200,000	213,732
4.13%, 03/15/49 (a)	150,000	158,346
3.38%, 09/15/49 (a)	200,000	187,122
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (a)	50,000	51,094
1.75%, 10/01/30 (a)	200,000	175,410
5.85%, 01/15/41 (a)	100,000	120,131
4.10%, 09/01/47 (a)	100,000	101,999
National Grid USA
5.80%, 04/01/35	150,000	171,638
NiSource, Inc.
0.95%, 08/15/25 (a)	500,000	460,055
3.49%, 05/15/27 (a)	225,000	224,586
2.95%, 09/01/29 (a)	200,000	190,914
3.60%, 05/01/30 (a)	450,000	446,994
1.70%, 02/15/31 (a)	450,000	382,171
5.25%, 02/15/43 (a)	50,000	54,376
4.80%, 02/15/44 (a)	375,000	391,219
5.65%, 02/01/45 (a)	350,000	397,890

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 05/15/47 (a)	150,000	152,738
3.95%, 03/30/48 (a)	100,000	95,876
ONE Gas, Inc.
3.61%, 02/01/24 (a)	100,000	100,706
1.10%, 03/11/24 (a)	300,000	289,224
2.00%, 05/15/30 (a)	150,000	134,432
4.66%, 02/01/44 (a)	200,000	214,198
4.50%, 11/01/48 (a)	150,000	161,187
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	320,000	321,037
3.64%, 11/01/46 (a)	210,000	196,657
3.35%, 06/01/50 (a)	150,000	134,151
Sempra Energy
3.25%, 06/15/27 (a)	350,000	346,430
3.40%, 02/01/28 (a)	300,000	299,163
3.70%, 04/01/29 (a)	200,000	201,292
3.80%, 02/01/38 (a)	250,000	246,617
6.00%, 10/15/39	350,000	429,264
4.00%, 02/01/48 (a)	275,000	273,930
4.13%, 04/01/52 (a)(c)	200,000	186,418
Southern California Gas Co.
3.20%, 06/15/25 (a)	50,000	50,230
2.60%, 06/15/26 (a)	300,000	293,841
2.55%, 02/01/30 (a)	250,000	234,972
5.13%, 11/15/40	50,000	57,625
3.75%, 09/15/42 (a)	150,000	147,296
4.13%, 06/01/48 (a)	150,000	154,689
4.30%, 01/15/49 (a)	200,000	216,144
3.95%, 02/15/50 (a)	150,000	155,433
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (a)	50,000	49,865
1.75%, 01/15/31 (a)	250,000	215,207
5.88%, 03/15/41 (a)	200,000	236,754
4.40%, 06/01/43 (a)	100,000	99,704
3.95%, 10/01/46 (a)	350,000	334,267
4.40%, 05/30/47 (a)	250,000	253,007
Southwest Gas Corp.
2.20%, 06/15/30 (a)	250,000	221,250
3.80%, 09/29/46 (a)	100,000	92,030
4.15%, 06/01/49 (a)	150,000	149,661
3.18%, 08/15/51 (a)	50,000	41,137
Washington Gas Light Co.
3.80%, 09/15/46 (a)	205,000	202,169
3.65%, 09/15/49 (a)	125,000	121,158
		12,137,825
Utility Other 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (a)	300,000	302,973
2.95%, 09/01/27 (a)	100,000	99,253
3.75%, 09/01/28 (a)	250,000	254,987
3.45%, 06/01/29 (a)	250,000	251,320
2.80%, 05/01/30 (a)	200,000	191,350
2.30%, 06/01/31 (a)	200,000	183,526
6.59%, 10/15/37	300,000	390,189
4.30%, 12/01/42 (a)	200,000	209,268
4.00%, 12/01/46 (a)	90,000	91,457
3.75%, 09/01/47 (a)	250,000	243,493
4.20%, 09/01/48 (a)	250,000	262,272
4.15%, 06/01/49 (a)	200,000	207,664
3.45%, 05/01/50 (a)	250,000	235,950
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	150,000	150,203
2.70%, 04/15/30 (a)	200,000	187,478
2.40%, 05/01/31 (a)	50,000	45,444
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.28%, 05/01/49 (a)	200,000	205,474
3.35%, 04/15/50 (a)	250,000	224,538
Veolia Environnement S.A.
6.75%, 06/01/38	100,000	131,082
		3,867,921
		165,355,126
Total Corporates (Cost $2,115,995,050)		2,033,836,144

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 39.7% OF NET ASSETS
Bonds
6.25%, 08/15/23	2,248,000	2,375,460
7.50%, 11/15/24	1,248,000	1,408,290
7.63%, 02/15/25	1,000,000	1,143,086
6.88%, 08/15/25	1,200,000	1,370,203
6.00%, 02/15/26	1,889,000	2,133,316
6.75%, 08/15/26	1,209,000	1,421,378
6.50%, 11/15/26	1,748,000	2,052,739
6.63%, 02/15/27	1,000,000	1,188,750
6.38%, 08/15/27	1,200,000	1,434,938
6.13%, 11/15/27	2,434,000	2,899,217
5.50%, 08/15/28	1,748,000	2,061,548
5.25%, 11/15/28	2,248,000	2,635,253
5.25%, 02/15/29	474,000	558,616
6.13%, 08/15/29	1,544,000	1,933,739
6.25%, 05/15/30	2,131,000	2,741,831
5.38%, 02/15/31	3,094,000	3,845,262
4.50%, 02/15/36	3,694,000	4,677,528
4.75%, 02/15/37	1,382,000	1,804,266
5.00%, 05/15/37	1,548,000	2,072,143
4.38%, 02/15/38	1,796,000	2,273,343
4.50%, 05/15/38	1,896,000	2,434,434
3.50%, 02/15/39	2,472,000	2,834,689
4.25%, 05/15/39	3,446,000	4,318,538
4.50%, 08/15/39	3,846,000	4,965,246
4.38%, 11/15/39	4,625,000	5,877,002
4.63%, 02/15/40	4,705,000	6,170,166
1.13%, 05/15/40	13,100,000	10,329,555
4.38%, 05/15/40	4,194,000	5,339,159
1.13%, 08/15/40	15,500,000	12,156,602
3.88%, 08/15/40	4,494,000	5,371,734
1.38%, 11/15/40	17,100,000	13,992,609
4.25%, 11/15/40	4,253,000	5,319,240
1.88%, 02/15/41	21,600,000	19,235,813
4.75%, 02/15/41	4,692,000	6,249,158
2.25%, 05/15/41	17,900,000	16,902,914
4.38%, 05/15/41	4,444,000	5,650,824
1.75%, 08/15/41	24,100,000	20,887,922
3.75%, 08/15/41	4,317,000	5,079,895
2.00%, 11/15/41	20,500,000	18,565,313
3.13%, 11/15/41	4,644,000	5,010,803
2.38%, 02/15/42	11,500,000	11,101,992
3.13%, 02/15/42	4,582,000	4,948,918
3.00%, 05/15/42	4,498,000	4,765,420
2.75%, 08/15/42	5,391,000	5,484,079
2.75%, 11/15/42	7,208,000	7,325,693
3.13%, 02/15/43	6,286,000	6,765,308
2.88%, 05/15/43	9,831,000	10,179,693
3.63%, 08/15/43	7,017,000	8,144,654
3.75%, 11/15/43	7,250,000	8,576,523
3.63%, 02/15/44	6,677,000	7,768,272
3.38%, 05/15/44	6,794,000	7,628,388
3.13%, 08/15/44	8,682,000	9,384,021
3.00%, 11/15/44	7,636,000	8,095,353

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 02/15/45	8,882,000	8,659,950
3.00%, 05/15/45	4,534,000	4,819,855
2.88%, 08/15/45	6,332,000	6,604,573
3.00%, 11/15/45	3,382,000	3,610,021
2.50%, 02/15/46	7,886,000	7,728,280
2.50%, 05/15/46	7,982,000	7,827,349
2.25%, 08/15/46	10,478,000	9,806,753
2.88%, 11/15/46	4,269,000	4,495,457
3.00%, 02/15/47	9,334,000	10,052,281
3.00%, 05/15/47	5,238,000	5,651,720
2.75%, 08/15/47	10,230,000	10,610,428
2.75%, 11/15/47	10,528,000	10,915,398
3.00%, 02/15/48	11,534,000	12,559,445
3.13%, 05/15/48	12,120,000	13,526,109
3.00%, 08/15/48	14,428,000	15,741,174
3.38%, 11/15/48	12,584,000	14,726,229
3.00%, 02/15/49	15,626,000	17,162,964
2.88%, 05/15/49	15,276,000	16,415,733
2.25%, 08/15/49	14,276,000	13,570,007
2.38%, 11/15/49	13,278,000	12,979,245
2.00%, 02/15/50	16,698,000	15,037,332
1.25%, 05/15/50	19,500,000	14,567,109
1.38%, 08/15/50	21,800,000	16,799,625
1.63%, 11/15/50	21,900,000	17,975,109
1.88%, 02/15/51	23,300,000	20,352,914
2.38%, 05/15/51	24,400,000	23,921,531
2.00%, 08/15/51	24,300,000	21,926,953
1.88%, 11/15/51	22,300,000	19,542,117
2.25%, 02/15/52	16,200,000	15,553,266
Notes
0.13%, 05/31/23	19,000,000	18,615,176
1.63%, 05/31/23	9,838,000	9,807,448
0.25%, 06/15/23	13,600,000	13,336,500
0.13%, 06/30/23	23,400,000	22,875,785
1.38%, 06/30/23	10,494,000	10,419,394
2.63%, 06/30/23	10,968,000	11,060,328
0.13%, 07/15/23	13,400,000	13,080,703
0.13%, 07/31/23	21,000,000	20,473,359
1.25%, 07/31/23	11,742,000	11,621,599
2.75%, 07/31/23	9,396,000	9,484,271
0.13%, 08/15/23	12,700,000	12,368,857
2.50%, 08/15/23	15,152,000	15,243,149
0.13%, 08/31/23	20,000,000	19,458,984
1.38%, 08/31/23	8,392,000	8,311,194
2.75%, 08/31/23	7,994,000	8,068,788
0.13%, 09/15/23	12,800,000	12,439,250
0.25%, 09/30/23	20,000,000	19,449,219
1.38%, 09/30/23	8,642,000	8,548,828
2.88%, 09/30/23	9,172,000	9,276,081
0.13%, 10/15/23	13,600,000	13,184,031
0.38%, 10/31/23	19,000,000	18,473,047
1.63%, 10/31/23	7,740,000	7,676,810
2.88%, 10/31/23	9,486,000	9,588,827
0.25%, 11/15/23	15,900,000	15,409,957
2.75%, 11/15/23	18,978,000	19,140,351
0.50%, 11/30/23	20,000,000	19,442,578
2.13%, 11/30/23	9,234,000	9,222,277
2.88%, 11/30/23	7,776,000	7,859,076
0.13%, 12/15/23	14,700,000	14,182,916
0.75%, 12/31/23	18,000,000	17,535,586
2.25%, 12/31/23	8,342,000	8,342,163
2.63%, 12/31/23	8,776,000	8,831,878
0.13%, 01/15/24	14,900,000	14,340,668
0.88%, 01/31/24	18,000,000	17,544,023
2.25%, 01/31/24	8,194,000	8,186,958
2.50%, 01/31/24	10,970,000	11,008,995
0.13%, 02/15/24	20,000,000	19,209,766
2.75%, 02/15/24	16,595,000	16,726,917
1.50%, 02/29/24	17,900,000	17,641,289
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.13%, 02/29/24	8,738,000	8,708,475
2.38%, 02/29/24	7,982,000	7,991,822
0.25%, 03/15/24	18,300,000	17,582,297
2.13%, 03/31/24	14,418,000	14,360,553
2.25%, 03/31/24	18,000,000	17,976,094
0.38%, 04/15/24	14,000,000	13,450,938
2.00%, 04/30/24	7,994,000	7,934,357
2.25%, 04/30/24	12,574,000	12,542,565
0.25%, 05/15/24	16,000,000	15,296,250
2.50%, 05/15/24	19,098,000	19,142,761
2.00%, 05/31/24	13,668,000	13,554,812
0.25%, 06/15/24	17,000,000	16,215,742
1.75%, 06/30/24	11,032,000	10,874,277
2.00%, 06/30/24	7,940,000	7,869,595
0.38%, 07/15/24	13,900,000	13,270,156
1.75%, 07/31/24	10,078,000	9,922,106
2.13%, 07/31/24	6,488,000	6,442,888
0.38%, 08/15/24	17,000,000	16,193,164
2.38%, 08/15/24	19,568,000	19,529,781
1.25%, 08/31/24	9,186,000	8,927,644
1.88%, 08/31/24	7,490,000	7,386,720
0.38%, 09/15/24	19,000,000	18,055,195
1.50%, 09/30/24	8,982,000	8,771,835
2.13%, 09/30/24	5,784,000	5,736,327
0.63%, 10/15/24	18,500,000	17,663,164
1.50%, 10/31/24	9,480,000	9,249,666
2.25%, 10/31/24	7,038,000	6,996,212
0.75%, 11/15/24	16,800,000	16,059,094
2.25%, 11/15/24	17,870,000	17,760,407
1.50%, 11/30/24	9,480,000	9,236,334
2.13%, 11/30/24	4,988,000	4,940,068
1.00%, 12/15/24	17,000,000	16,337,930
1.75%, 12/31/24	9,982,000	9,783,530
2.25%, 12/31/24	7,988,000	7,935,891
1.13%, 01/15/25	16,000,000	15,410,000
1.38%, 01/31/25	8,696,000	8,429,685
2.50%, 01/31/25	7,488,000	7,487,122
1.50%, 02/15/25	17,000,000	16,527,852
2.00%, 02/15/25	16,486,000	16,257,386
1.13%, 02/28/25	9,998,000	9,612,921
2.75%, 02/28/25	7,890,000	7,943,319
1.75%, 03/15/25	16,000,000	15,663,125
0.50%, 03/31/25	13,200,000	12,438,938
2.63%, 03/31/25	4,724,000	4,740,239
0.38%, 04/30/25	13,400,000	12,551,508
2.88%, 04/30/25	7,986,000	8,070,227
2.13%, 05/15/25	16,880,400	16,679,286
0.25%, 05/31/25	12,700,000	11,823,899
2.88%, 05/31/25	7,288,000	7,364,296
0.25%, 06/30/25	14,500,000	13,473,672
2.75%, 06/30/25	5,988,000	6,029,168
0.25%, 07/31/25	16,100,000	14,927,719
2.88%, 07/31/25	7,386,000	7,468,227
2.00%, 08/15/25	16,668,000	16,378,263
0.25%, 08/31/25	14,900,000	13,789,484
2.75%, 08/31/25	7,736,000	7,790,998
0.25%, 09/30/25	18,300,000	16,907,484
3.00%, 09/30/25	6,682,000	6,786,406
0.25%, 10/31/25	16,800,000	15,491,438
3.00%, 10/31/25	6,688,000	6,795,113
2.25%, 11/15/25	19,072,000	18,883,515
0.38%, 11/30/25	16,600,000	15,349,164
2.88%, 11/30/25	7,682,000	7,772,924
0.38%, 12/31/25	17,800,000	16,439,273
2.63%, 12/31/25	8,486,000	8,516,828
0.38%, 01/31/26	18,100,000	16,680,988
2.63%, 01/31/26	7,938,000	7,969,628
1.63%, 02/15/26	16,672,000	16,119,089
0.50%, 02/28/26	20,000,000	18,494,531

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 02/28/26	8,476,000	8,465,074
0.75%, 03/31/26	18,000,000	16,789,219
2.25%, 03/31/26	9,086,000	8,993,720
0.75%, 04/30/26	18,300,000	17,049,738
2.38%, 04/30/26	7,084,000	7,043,876
1.63%, 05/15/26	16,285,000	15,717,570
0.75%, 05/31/26	19,500,000	18,139,570
2.13%, 05/31/26	8,388,000	8,258,903
0.88%, 06/30/26	17,000,000	15,881,055
1.88%, 06/30/26	7,984,000	7,783,776
0.63%, 07/31/26	17,500,000	16,152,637
1.88%, 07/31/26	8,284,000	8,074,311
1.50%, 08/15/26	17,724,000	16,988,731
0.75%, 08/31/26	20,000,000	18,541,406
1.38%, 08/31/26	7,986,000	7,614,152
0.88%, 09/30/26	18,200,000	16,945,195
1.63%, 09/30/26	5,990,000	5,768,417
1.13%, 10/31/26	18,500,000	17,403,731
1.63%, 10/31/26	7,584,000	7,301,674
2.00%, 11/15/26	16,582,000	16,223,155
1.25%, 11/30/26	19,000,000	17,976,523
1.63%, 11/30/26	7,286,000	7,013,913
1.25%, 12/31/26	18,000,000	17,009,297
1.75%, 12/31/26	7,490,000	7,248,623
1.50%, 01/31/27	26,190,000	25,034,980
2.25%, 02/15/27	14,626,000	14,476,312
1.13%, 02/28/27	4,800,000	4,504,875
1.88%, 02/28/27	17,500,000	17,035,840
0.63%, 03/31/27	7,100,000	6,492,063
2.50%, 03/31/27	17,000,000	17,040,508
0.50%, 04/30/27	10,350,000	9,387,773
2.38%, 05/15/27	17,420,000	17,346,509
0.50%, 05/31/27	10,200,000	9,231,797
0.50%, 06/30/27	11,400,000	10,304,531
0.38%, 07/31/27	13,600,000	12,197,500
2.25%, 08/15/27	13,272,000	13,129,430
0.50%, 08/31/27	12,000,000	10,808,438
0.38%, 09/30/27	15,000,000	13,392,188
0.50%, 10/31/27	15,700,000	14,098,109
2.25%, 11/15/27	14,074,000	13,913,468
0.63%, 11/30/27	14,700,000	13,271,918
0.63%, 12/31/27	17,900,000	16,140,766
0.75%, 01/31/28	18,200,000	16,510,813
2.75%, 02/15/28	19,822,000	20,132,493
1.13%, 02/29/28	18,300,000	16,972,535
1.25%, 03/31/28	18,000,000	16,792,031
1.25%, 04/30/28	18,600,000	17,332,148
2.88%, 05/15/28	20,770,000	21,259,231
1.25%, 05/31/28	18,000,000	16,762,500
1.25%, 06/30/28	15,700,000	14,607,746
1.00%, 07/31/28	17,500,000	16,015,918
2.88%, 08/15/28	18,868,000	19,334,541
1.13%, 08/31/28	16,000,000	14,745,000
1.25%, 09/30/28	17,700,000	16,429,195
1.38%, 10/31/28	15,500,000	14,492,500
3.13%, 11/15/28	16,714,000	17,402,147
1.50%, 11/30/28	15,000,000	14,132,813
1.38%, 12/31/28	16,500,000	15,424,922
1.75%, 01/31/29	13,800,000	13,217,813
2.63%, 02/15/29	14,666,000	14,845,888
1.88%, 02/28/29	16,000,000	15,448,750
2.38%, 03/31/29	16,000,000	15,956,250
2.38%, 05/15/29	16,058,000	16,017,855
1.63%, 08/15/29	14,666,000	13,910,930
1.75%, 11/15/29	11,266,000	10,781,034
1.50%, 02/15/30	19,398,000	18,188,656
0.63%, 05/15/30	27,700,000	24,159,594
0.63%, 08/15/30 (h)	36,400,000	31,628,188
0.88%, 11/15/30 (h)	38,800,000	34,377,406
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.13%, 02/15/31 (h)	37,800,000	34,144,031
1.63%, 05/15/31 (h)	39,900,000	37,587,047
1.25%, 08/15/31	42,300,000	38,466,563
1.38%, 11/15/31 (h)	40,800,000	37,446,750
1.88%, 02/15/32	31,800,000	30,545,391
Total Treasuries (Cost $3,373,939,758)		3,253,539,104

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GOVERNMENT RELATED 5.4% OF NET ASSETS

Agency 2.1%
Foreign 0.8%
Austria 0.0%
Oesterreichische Kontrollbank AG
1.63%, 09/17/22	500,000	501,075
2.88%, 03/13/23	650,000	656,403
1.50%, 02/12/25	700,000	679,420
0.38%, 09/17/25	500,000	462,790
0.50%, 02/02/26	500,000	461,035
		2,760,723
Canada 0.0%
Export Development Canada
2.50%, 01/24/23	400,000	402,884
1.38%, 02/24/23	200,000	199,512
2.75%, 03/15/23	450,000	453,969
2.63%, 02/21/24	240,000	241,176
		1,297,541
China 0.0%
Industrial & Commercial Bank of China Ltd.
2.96%, 11/08/22	250,000	250,505
3.54%, 11/08/27	250,000	254,055
		504,560
Germany 0.3%
FMS Wertmanagement
2.00%, 08/01/22 (i)	250,000	250,858
2.75%, 03/06/23 (i)	275,000	277,406
2.75%, 01/30/24 (i)	700,000	704,998
Kreditanstalt Fuer Wiederaufbau
2.00%, 10/04/22 (i)	750,000	752,985
2.38%, 12/29/22 (i)	900,000	905,463
2.13%, 01/17/23 (i)	1,050,000	1,054,263
1.63%, 02/15/23 (i)	1,000,000	998,860
2.63%, 02/28/24 (i)	1,700,000	1,709,180
0.25%, 03/08/24 (i)	1,500,000	1,440,975
1.38%, 08/05/24 (i)	1,400,000	1,366,064
0.50%, 09/20/24 (i)	2,000,000	1,906,040
2.50%, 11/20/24 (i)	2,200,000	2,200,264
1.25%, 01/31/25 (i)	750,000	723,832
0.38%, 07/18/25 (i)	1,550,000	1,442,554
0.63%, 01/22/26 (i)	1,750,000	1,626,695
1.00%, 10/01/26 (i)	1,000,000	936,670
2.88%, 04/03/28 (i)	1,100,000	1,118,645
1.75%, 09/14/29 (i)	700,000	665,609
0.75%, 09/30/30 (i)	700,000	611,793
0.00%, 04/18/36 (i)(j)	250,000	173,793
0.00%, 06/29/37 (i)(j)	800,000	546,064

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Landwirtschaftliche Rentenbank
3.13%, 11/14/23 (i)	550,000	557,530
2.00%, 01/13/25 (i)	1,150,000	1,133,106
2.38%, 06/10/25 (i)	600,000	595,704
0.88%, 03/30/26 (i)	500,000	467,100
1.75%, 07/27/26 (i)	500,000	484,270
2.50%, 11/15/27 (i)	500,000	496,955
0.88%, 09/03/30 (i)	750,000	661,957
		25,809,633
Japan 0.2%
Japan Bank for International Cooperation
2.38%, 07/21/22	500,000	501,960
2.38%, 11/16/22	500,000	502,640
0.63%, 05/22/23	500,000	491,515
3.25%, 07/20/23	800,000	810,232
0.38%, 09/15/23	150,000	145,929
3.38%, 10/31/23	350,000	355,506
2.50%, 05/23/24	1,150,000	1,149,275
1.75%, 10/17/24	300,000	293,520
2.50%, 05/28/25	200,000	198,648
0.63%, 07/15/25	700,000	653,618
1.88%, 07/21/26	350,000	338,002
2.25%, 11/04/26	1,400,000	1,372,448
2.88%, 06/01/27	1,450,000	1,457,931
2.88%, 07/21/27	650,000	653,666
2.75%, 11/16/27	700,000	698,677
3.25%, 07/20/28	400,000	413,856
3.50%, 10/31/28	350,000	367,871
2.00%, 10/17/29	700,000	666,631
1.25%, 01/21/31	250,000	223,418
1.88%, 04/15/31	1,250,000	1,174,537
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	195,484
2.75%, 04/27/27	200,000	199,950
1.00%, 07/22/30	370,000	324,102
1.75%, 04/28/31	350,000	326,193
		13,515,609
Norway 0.1%
Equinor A.S.A.
2.65%, 01/15/24	450,000	451,021
3.70%, 03/01/24	550,000	561,137
3.25%, 11/10/24	150,000	151,565
2.88%, 04/06/25 (a)	450,000	450,549
1.75%, 01/22/26 (a)	450,000	430,897
3.00%, 04/06/27 (a)	150,000	149,516
7.25%, 09/23/27	50,000	60,115
3.63%, 09/10/28 (a)	250,000	254,930
3.13%, 04/06/30 (a)	750,000	747,847
2.38%, 05/22/30 (a)	250,000	236,143
3.63%, 04/06/40 (a)	200,000	200,566
4.25%, 11/23/41	400,000	434,368
3.95%, 05/15/43	300,000	311,136
4.80%, 11/08/43	260,000	300,355
3.25%, 11/18/49 (a)	350,000	330,386
3.70%, 04/06/50 (a)	450,000	458,338
		5,528,869
Republic of Korea 0.1%
Export-Import Bank of Korea
2.38%, 06/25/24	450,000	447,948
1.25%, 01/18/25	300,000	287,325
2.88%, 01/21/25	700,000	700,630
1.88%, 02/12/25	200,000	194,658
3.25%, 11/10/25	1,250,000	1,263,225
2.63%, 05/26/26	250,000	247,817
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 08/12/26	200,000	203,470
1.13%, 12/29/26	550,000	508,024
1.63%, 01/18/27	300,000	282,354
2.38%, 04/21/27	250,000	243,188
1.25%, 09/21/30	700,000	613,186
Korea Development Bank
2.75%, 03/19/23	200,000	200,710
3.75%, 01/22/24	300,000	306,360
0.40%, 03/09/24	200,000	191,934
2.13%, 10/01/24	350,000	345,824
3.38%, 09/16/25	500,000	507,610
3.00%, 01/13/26	200,000	201,448
0.80%, 07/19/26	400,000	367,288
1.00%, 09/09/26	250,000	230,748
2.00%, 09/12/26	350,000	337,375
1.63%, 01/19/31	450,000	400,824
2.00%, 10/25/31	250,000	225,848
		8,307,794
Sweden 0.1%
Svensk Exportkredit AB
2.00%, 08/30/22	550,000	551,947
1.63%, 11/14/22	400,000	400,460
2.88%, 03/14/23	200,000	201,912
0.75%, 04/06/23	600,000	592,776
0.50%, 11/10/23	500,000	485,770
1.75%, 12/12/23	500,000	494,970
0.38%, 03/11/24	500,000	480,530
0.38%, 07/30/24	350,000	333,126
0.63%, 10/07/24	200,000	190,590
0.63%, 05/14/25	500,000	469,800
0.50%, 08/26/25	300,000	278,778
		4,480,659
		62,205,388
U.S. 1.3%
Fannie Mae
0.25%, 05/22/23	2,000,000	1,962,340
0.25%, 07/10/23	7,000,000	6,840,400
2.88%, 09/12/23	3,000,000	3,030,840
0.25%, 11/27/23	2,000,000	1,937,860
2.50%, 02/05/24	4,500,000	4,520,790
1.63%, 01/07/25	1,000,000	976,380
0.50%, 06/17/25	2,500,000	2,343,000
0.38%, 08/25/25	3,500,000	3,253,950
0.50%, 11/07/25	4,000,000	3,719,320
2.13%, 04/24/26	6,000,000	5,916,360
0.75%, 10/08/27	5,000,000	4,554,050
7.13%, 01/15/30	527,000	696,035
7.25%, 05/15/30	1,000,000	1,342,980
0.88%, 08/05/30	1,000,000	874,140
6.63%, 11/15/30	2,700,000	3,541,860
5.63%, 07/15/37	1,500,000	2,022,330
Federal Farm Credit Banks Funding Corp.
0.13%, 06/14/23	1,000,000	978,020
0.20%, 10/02/23	1,000,000	969,950
0.25%, 02/26/24	800,000	769,712
Federal Home Loan Banks
2.50%, 02/13/24	1,600,000	1,607,008
2.13%, 02/28/24	1,500,000	1,495,425
2.88%, 06/14/24	1,075,000	1,084,288
1.50%, 08/15/24	2,000,000	1,958,140
5.38%, 08/15/24	1,750,000	1,864,433
0.50%, 06/13/25	2,000,000	1,870,440
0.38%, 09/04/25	1,000,000	929,050

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 11/16/28	5,000,000	5,233,250
5.50%, 07/15/36	400,000	521,872
Freddie Mac
0.38%, 04/20/23	2,000,000	1,969,140
2.75%, 06/19/23	2,500,000	2,523,850
0.25%, 06/26/23	4,000,000	3,916,880
0.25%, 08/24/23	6,000,000	5,848,620
0.25%, 09/08/23	3,000,000	2,919,600
0.13%, 10/16/23	3,000,000	2,907,090
0.25%, 11/06/23	2,500,000	2,424,875
0.25%, 12/04/23	3,000,000	2,902,890
1.50%, 02/12/25	5,000,000	4,862,350
0.38%, 07/21/25	3,000,000	2,794,470
0.38%, 09/23/25	3,000,000	2,784,690
6.75%, 09/15/29	500,000	644,930
6.75%, 03/15/31	1,564,000	2,081,496
6.25%, 07/15/32	700,000	929,558
Tennessee Valley Authority
2.88%, 09/15/24	2,000,000	2,014,540
6.75%, 11/01/25	488,000	556,237
2.88%, 02/01/27	500,000	506,590
5.25%, 09/15/39	750,000	955,305
4.63%, 09/15/60	100,000	130,647
		110,487,981
		172,693,369

Local Authority 0.9%
Foreign 0.2%
Canada 0.2%
Hydro-Quebec
8.05%, 07/07/24	810,000	900,226
Province of Alberta
3.35%, 11/01/23	646,000	656,336
2.95%, 01/23/24	500,000	504,710
1.88%, 11/13/24	700,000	687,477
1.00%, 05/20/25	200,000	189,854
3.30%, 03/15/28	900,000	924,471
1.30%, 07/22/30	850,000	761,286
Province of British Columbia
1.75%, 09/27/24	500,000	490,905
2.25%, 06/02/26	500,000	491,750
0.90%, 07/20/26	600,000	558,138
1.30%, 01/29/31	750,000	671,595
Province of Manitoba
2.60%, 04/16/24	250,000	250,663
3.05%, 05/14/24	250,000	252,830
2.13%, 06/22/26	400,000	388,600
1.50%, 10/25/28	250,000	231,570
Province of New Brunswick
3.63%, 02/24/28	100,000	104,632
Province of Ontario
3.40%, 10/17/23	800,000	813,232
3.05%, 01/29/24	1,200,000	1,214,184
3.20%, 05/16/24	550,000	558,107
0.63%, 01/21/26	750,000	694,890
1.05%, 04/14/26	750,000	703,298
2.50%, 04/27/26	600,000	594,918
2.30%, 06/15/26	550,000	540,892
1.05%, 05/21/27	400,000	368,420
2.00%, 10/02/29	400,000	380,832
1.13%, 10/07/30	500,000	440,600
1.60%, 02/25/31	500,000	456,190
1.80%, 10/14/31	500,000	460,360
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Province of Quebec
7.50%, 07/15/23	150,000	160,083
7.13%, 02/09/24	650,000	704,145
2.50%, 04/09/24	200,000	200,250
2.88%, 10/16/24	700,000	705,509
1.50%, 02/11/25	850,000	824,287
0.60%, 07/23/25	1,150,000	1,075,790
2.50%, 04/20/26	300,000	297,840
2.75%, 04/12/27	700,000	702,107
7.50%, 09/15/29	468,000	612,944
1.35%, 05/28/30	400,000	359,940
		20,933,861
U.S. 0.7%
Alameda County Joint Powers Authority
RB (Build America Bonds) Series 2010
7.05%, 12/01/44	105,000	153,519
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010
5.94%, 02/15/47	200,000	258,156
RB (Build America Bonds) Series 2010
6.27%, 02/15/50	480,000	607,268
RB (Build America Bonds) Series 2010
8.08%, 02/15/50	250,000	413,167
Bay Area Toll Authority
RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	500,000	712,397
RB (Build America Bonds) Series 2010S1
7.04%, 04/01/50	300,000	460,375
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	350,000	537,775
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	1,250,000	1,723,835
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	1,400,000	2,082,793
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	950,000	1,331,412
GO (Build America Bonds) Series 2009
7.35%, 11/01/39	615,000	872,911
California State University
RB Series 2017B
3.90%, 11/01/47 (a)	100,000	103,966
Series B
2.72%, 11/01/52	400,000	334,847
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010B
6.40%, 01/01/40	150,000	201,117
Series C
4.47%, 01/01/49	150,000	172,425
Series C
4.57%, 01/01/54	50,000	59,000
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
RB (Pension Funding) Series 2008A
6.90%, 12/01/40	445,000	569,584
RB (Pension Funding) Series 2008B
6.90%, 12/01/40	200,000	257,953
City of Atlanta GA Water & Wastewater Revenue
2.26%, 11/01/35 (a)	125,000	111,088
City of Houston TX
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	255,000	271,559

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
City of San Antonio TX Electric & Gas Systems Revenue
2.91%, 02/01/48 (a)	125,000	107,439
RB (Build America Bonds) Series 2009
5.99%, 02/01/39	150,000	189,745
RB Series 2012
4.43%, 02/01/42	200,000	217,134
City of San Francisco CA Public Utilities Commission Water Revenue
RB (Build America Bonds) Series 2010
6.95%, 11/01/50	150,000	222,480
Series A
3.30%, 11/01/39 (a)	250,000	243,074
City of Tucson AZ
Series A, (AGM)
2.86%, 07/01/47	650,000	572,531
Commonwealth Financing Authority
Series A
4.14%, 06/01/38	215,000	222,466
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	124,112
GO (Build America Bonds) Series 2010D
4.50%, 08/01/31	400,000	434,291
Series D
2.66%, 09/01/39	144,059	132,206
Series D
2.81%, 09/01/43	150,000	135,579
Series H
2.90%, 09/01/49	300,000	263,330
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	200,000	244,574
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	700,000	831,885
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	350,000	507,154
County of Cook IL
GO (Build America Bonds) Series D
6.23%, 11/15/34	50,000	61,433
County of Miami-Dade FL Water & Sewer System Revenue
Series C
3.49%, 10/01/42 (a)	150,000	150,537
Dallas Area Rapid Transit
RB (Build America Bonds) Series 2010
5.02%, 12/01/48	250,000	300,055
Series B
6.00%, 12/01/44	300,000	400,766
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	150,000	190,143
Dallas Fort Worth International Airport
Series A
2.99%, 11/01/38	150,000	138,656
Series A
3.14%, 11/01/45	20,000	18,567
Series C
3.09%, 11/01/40 (a)	160,000	148,248
Dallas Independent School District
GO (Build America Bonds) Series 2010C
6.45%, 02/15/35 (a)	350,000	373,079
Dallas/Fort Worth International Airport
RB Series 2020C
2.92%, 11/01/50	150,000	132,728
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
District of Columbia
Series E
5.59%, 12/01/34	350,000	409,024
District of Columbia Water & Sewer Authority
RB Series 2014A
4.81%, 10/01/14	185,000	212,871
East Bay Municipal Utility District Water System Revenue
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	50,000	64,709
Florida State Board of Administration Finance Corp.
Series A
1.26%, 07/01/25	350,000	332,297
Series A
1.71%, 07/01/27	350,000	326,033
Series A
2.15%, 07/01/30	350,000	319,788
Foothill-Eastern Transportation Corridor Agency
Series A
4.09%, 01/15/49 (a)	100,000	101,642
Series A
3.92%, 01/15/53 (a)	100,000	98,241
Golden State Tobacco Securitization Corp.
3.00%, 06/01/46	200,000	201,175
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	200,000	241,464
Series B
3.24%, 10/01/52 (a)	300,000	271,729
Illinois
4.95%, 06/01/23	280,000	283,989
GO (Build America Bonds) Series 2010
6.63%, 02/01/35	150,000	168,313
GO (Build America Bonds) Series 2010
6.73%, 04/01/35	125,000	142,913
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	2,745,000	2,919,137
JobsOhio Beverage System
RB (Build America Bonds) Series B
3.99%, 01/01/29	100,000	103,604
Series B
4.53%, 01/01/35	200,000	220,148
Los Angeles Community College District
GO (Build America Bonds) Series 2010
6.75%, 08/01/49	85,000	128,443
GO Bonds Series 2020
1.61%, 08/01/28	125,000	115,538
GO Bonds Series 2020
1.81%, 08/01/30	200,000	180,052
GO Bonds Series 2020
2.11%, 08/01/32 (a)	350,000	311,829
Los Angeles Department of Water & Power Power System Revenue
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	250,000	357,054
Los Angeles Unified School District
GO (Build America Bonds) Series 2009
5.76%, 07/01/29	300,000	340,409
GO (Build America Bonds) Series 2009
5.75%, 07/01/34	225,000	267,880
GO (Build America Bonds) Series 2010
6.76%, 07/01/34	450,000	571,462
Maryland Health & Higher Educational Facilities Authority
RB Series D
3.05%, 07/01/40 (a)	100,000	90,686

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB Series D
3.20%, 07/01/50	100,000	86,687
Massachusetts School Building Authority
RB Series B
1.75%, 08/15/30	500,000	448,664
RB Series B
3.40%, 10/15/40 (a)	100,000	93,596
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
RB (Vanderbilt Univ Medical Center) Series 2016 B
4.05%, 07/01/26 (a)	400,000	416,992
Metropolitan Transportation Authority
RB (Build America Bonds) Series C
7.34%, 11/15/39	350,000	515,644
RB (Build America Bonds) Series E
6.81%, 11/15/40	650,000	843,877
Metropolitan Water Reclamation District of Greater Chicago
5.72%, 12/01/38	250,000	301,379
Michigan Finance Authority
RB Series 2019
3.38%, 12/01/40	350,000	334,803
Michigan State Building Authority
RB Series 2020
2.71%, 10/15/40 (a)	250,000	219,672
Missouri Health & Educational Facilities Authority
RB Series 2017A
3.65%, 08/15/57 (a)	75,000	73,740
Municipal Electric Authority of Georgia
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	148,000	201,812
RB (Build America Bonds) Series A
6.64%, 04/01/57	243,000	324,684
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	516,000	605,318
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	650,000	722,535
RB (Build America Bonds) Series B
6.56%, 12/15/40	50,000	65,221
RB Series 2019B
4.13%, 06/15/42	250,000	248,850
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	500,000	731,682
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	850,000	1,211,638
New York City Transitional Finance Authority
RB (Build America Bonds) Series 2011A1
5.51%, 08/01/37	450,000	530,221
New York City Water & Sewer System
Water System RB (Build America Bonds)
6.01%, 06/15/42	250,000	333,605
Water System RB (Build America Bonds) Series 2009
5.75%, 06/15/41	300,000	386,255
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	250,000	331,778
New York State Dormitory Authority
RB (Build America Bonds) Series 2010
5.60%, 03/15/40	200,000	246,840
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB Series 2009F
5.63%, 03/15/39	200,000	234,412
Series B
3.14%, 07/01/43	200,000	185,489
Series F
3.11%, 02/15/39	200,000	185,223
New York State Thruway Authority
Series M
2.90%, 01/01/35	150,000	141,094
New York State Urban Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	185,000	208,258
North Texas Tollway Authority
RB (Build America Bonds) Series 2009B
6.72%, 01/01/49	350,000	520,143
Ohio State University
RB (Build America Bonds) Series 2010C
4.91%, 06/01/40	650,000	766,648
Series A
3.80%, 12/01/46	75,000	75,023
Ohio Turnpike & Infrastructure Commission
RB Series A
3.22%, 02/15/48 (a)	100,000	92,207
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	500,000	554,520
Oregon School Boards Association
Series B
5.55%, 06/30/28	500,000	552,890
Port Authority of New York & New Jersey
Consolidated Bonds 164th Series
5.65%, 11/01/40	240,000	296,220
Consolidated Bonds 165th Series
5.65%, 11/01/40	200,000	247,060
Consolidated Bonds 168th Series
4.93%, 10/01/51	650,000	782,965
Consolidated Bonds 174th Series
4.46%, 10/01/62	1,150,000	1,286,449
Consolidated Bonds 181st Series
4.96%, 08/01/46	200,000	235,716
RB Series AAA
1.09%, 07/01/23	300,000	296,427
Regents of the University of California Medical Center Pooled Revenue
6.55%, 05/15/48	100,000	136,762
6.58%, 05/15/49	200,000	269,890
Series N
3.01%, 05/15/50 (a)	200,000	175,403
Regional Transportation District Sales Tax Revenue
Series B
5.84%, 11/01/50	200,000	270,661
Rutgers The State University of New Jersey
Series P
3.92%, 05/01/19 (a)	150,000	137,032
Series R
3.27%, 05/01/43	100,000	93,390
Sales Tax Securitization Corp.
RB Series 2017B
3.59%, 01/01/43	200,000	196,050
RB Series B
3.82%, 01/01/48	250,000	244,967
Salt River Project Agricultural Improvement & Power District
RB (Build America Bonds) Series 2010
4.84%, 01/01/41	75,000	88,211

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
San Diego County Regional Transportation Commission
RB (Build America Bonds) Series 2010A
5.91%, 04/01/48	300,000	407,403
San Diego County Water Authority
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	350,000	473,953
San Jose Redevelopment Agency Successor Agency
Series A
3.38%, 08/01/34 (a)	750,000	745,189
Santa Clara Valley Transportation Authority
RB (Build America Bonds) Series 2010
5.88%, 04/01/32	150,000	169,983
State of California
2.38%, 10/01/26	175,000	171,820
7.63%, 03/01/40	100,000	146,980
GO Bonds
7.60%, 11/01/40	300,000	457,103
State of Illinois
GO (Build America Bonds) Series 2010
7.35%, 07/01/35	150,000	173,708
State of Oregon Department of Transportation
RB (Build America Bonds) Series 2010A
5.83%, 11/15/34	125,000	153,059
Texas
GO (Build America Bonds) Series 2010A
4.68%, 04/01/40	500,000	582,215
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	750,000	951,013
Texas Private Activity Bond Surface Transportation Corp.
RB Series B
3.92%, 12/31/49	350,000	358,943
Texas Transportation Commission
GO Bonds Series 2020
2.47%, 10/01/44 (a)	350,000	292,566
RB (Build America Bonds) Series B
5.18%, 04/01/30	130,000	144,754
University of California
RB (Build America Bonds) Series 2009
5.77%, 05/15/43	300,000	369,723
RB Series 2013AJ
4.60%, 05/15/31	250,000	267,875
RB Series 2015AQ
4.77%, 05/15/15	300,000	332,911
RB Series AD
4.86%, 05/15/12	400,000	448,751
RB Series AS
5.95%, 05/15/45	250,000	311,128
RB Series BG
1.61%, 05/15/30 (a)	250,000	219,870
RB Series BJ
3.07%, 05/15/51 (a)	250,000	218,870
University of Michigan
Series B
2.44%, 04/01/40 (a)	250,000	217,236
University of Pittsburgh-of the Commonwealth System of Higher Education
RB Series 2019A
3.56%, 09/15/19 (a)	250,000	201,354
University of Texas System
RB (Build America Bonds) Series C
4.79%, 08/15/46	50,000	59,050
University of Virginia
General Revenue Pledge and Refunding Bonds, Series 2020
2.26%, 09/01/50 (a)	400,000	315,246
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series B
2.58%, 11/01/51 (a)	300,000	252,898
Series C
4.18%, 09/01/17 (a)	150,000	148,926
Utah
GO (Build America Bonds) Series B
3.54%, 07/01/25	525,000	532,088
GO (Build America Bonds) Series D
4.55%, 07/01/24	205,000	210,137
Westchester County Local Development Corp.
RB Series 2020
3.85%, 11/01/50 (a)	250,000	230,233
Wisconsin
RB Series A
5.70%, 05/01/26	575,000	616,107
		54,107,484
		75,041,345

Sovereign 1.0%
Canada 0.0%
Canada Government International Bond
1.63%, 01/22/25	1,050,000	1,024,548
0.75%, 05/19/26	250,000	232,190
		1,256,738
Chile 0.1%
Chile Government International Bond
3.13%, 03/27/25	200,000	202,572
3.13%, 01/21/26	400,000	403,396
2.75%, 01/31/27 (a)	500,000	490,280
3.24%, 02/06/28 (a)	750,000	751,050
2.45%, 01/31/31 (a)	850,000	797,036
2.55%, 01/27/32 (a)	600,000	565,476
2.55%, 07/27/33 (a)	500,000	456,835
3.10%, 05/07/41 (a)	400,000	354,068
4.34%, 03/07/42 (a)	250,000	257,713
3.63%, 10/30/42	100,000	93,759
3.86%, 06/21/47	450,000	440,698
3.50%, 01/25/50 (a)	850,000	780,725
3.10%, 01/22/61 (a)	800,000	659,936
3.25%, 09/21/71 (a)	350,000	283,924
		6,537,468
Hungary 0.0%
Hungary Government International Bond
5.75%, 11/22/23	550,000	575,993
5.38%, 03/25/24	600,000	628,632
7.63%, 03/29/41	400,000	583,272
		1,787,897
Indonesia 0.1%
Indonesia Government International Bond
3.50%, 01/11/28	450,000	461,417
4.10%, 04/24/28	250,000	264,868
4.75%, 02/11/29	400,000	442,144
3.40%, 09/18/29	400,000	409,232
2.85%, 02/14/30	400,000	393,748
3.85%, 10/15/30 (d)	550,000	579,282
1.85%, 03/12/31 (d)	400,000	362,068
3.55%, 03/31/32 (a)	100,000	102,726
4.35%, 01/11/48	700,000	722,456
5.35%, 02/11/49	500,000	578,045
3.70%, 10/30/49	200,000	193,416
3.50%, 02/14/50	650,000	609,628

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.20%, 10/15/50	750,000	780,802
3.05%, 03/12/51	350,000	317,961
4.45%, 04/15/70	450,000	465,232
3.35%, 03/12/71	200,000	168,942
		6,851,967
Israel 0.1%
Israel Government International Bond
3.15%, 06/30/23	200,000	202,374
2.88%, 03/16/26	300,000	301,701
3.25%, 01/17/28	300,000	309,147
2.50%, 01/15/30	500,000	488,845
2.75%, 07/03/30	700,000	694,596
4.50%, 01/30/43	700,000	791,924
4.13%, 01/17/48	250,000	267,368
3.38%, 01/15/50	800,000	761,296
3.88%, 07/03/50	650,000	672,093
4.50%, 04/03/20	300,000	322,614
		4,811,958
Italy 0.1%
Italy Government International Bond
6.88%, 09/27/23	1,300,000	1,380,548
2.38%, 10/17/24	1,400,000	1,377,516
2.88%, 10/17/29	700,000	662,753
5.38%, 06/15/33	754,000	863,292
4.00%, 10/17/49	950,000	916,874
Republic of Italy Government International Bond
1.25%, 02/17/26	800,000	738,856
3.88%, 05/06/51	800,000	743,608
		6,683,447
Mexico 0.2%
Mexico Government International Bond
3.60%, 01/30/25	650,000	667,901
3.90%, 04/27/25 (a)	200,000	207,346
4.13%, 01/21/26	700,000	735,924
4.15%, 03/28/27	800,000	843,904
3.75%, 01/11/28	650,000	662,896
4.50%, 04/22/29	1,250,000	1,320,987
3.25%, 04/16/30 (a)	1,000,000	965,070
2.66%, 05/24/31 (a)	1,250,000	1,139,062
8.30%, 08/15/31	150,000	205,889
4.75%, 04/27/32 (a)	850,000	903,473
7.50%, 04/08/33	250,000	327,113
6.75%, 09/27/34	650,000	798,571
6.05%, 01/11/40	1,050,000	1,195,152
4.28%, 08/14/41 (a)	750,000	701,760
4.75%, 03/08/44	1,400,000	1,383,928
5.55%, 01/21/45	1,000,000	1,094,880
4.60%, 01/23/46	800,000	770,208
4.35%, 01/15/47	400,000	371,224
4.60%, 02/10/48	950,000	907,934
4.50%, 01/31/50 (a)	925,000	875,124
5.00%, 04/27/51 (a)	850,000	863,158
3.77%, 05/24/61 (a)	1,050,000	852,642
5.75%, 10/12/10	950,000	969,114
		18,763,260
Panama 0.1%
Panama Government International Bond
4.00%, 09/22/24 (a)	450,000	461,156
3.75%, 03/16/25 (a)	400,000	407,780
7.13%, 01/29/26	350,000	399,928
8.88%, 09/30/27	200,000	255,548
3.88%, 03/17/28 (a)	400,000	409,708
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
9.38%, 04/01/29	300,000	407,136
3.16%, 01/23/30 (a)	600,000	587,634
2.25%, 09/29/32 (a)	950,000	842,165
6.70%, 01/26/36	750,000	927,885
4.50%, 05/15/47	500,000	500,400
4.50%, 04/16/50 (a)	950,000	942,704
4.30%, 04/29/53	600,000	580,230
4.50%, 04/01/56 (a)	800,000	787,664
3.87%, 07/23/60 (a)	1,025,000	902,666
		8,412,604
Peru 0.1%
Peruvian Government International Bond
7.35%, 07/21/25	400,000	453,724
2.39%, 01/23/26 (a)	150,000	146,067
4.13%, 08/25/27	500,000	520,385
2.84%, 06/20/30	650,000	625,410
2.78%, 01/23/31 (a)	1,250,000	1,181,800
1.86%, 12/01/32 (a)	425,000	364,858
8.75%, 11/21/33	450,000	654,561
3.00%, 01/15/34 (a)	500,000	470,005
6.55%, 03/14/37	550,000	698,670
3.30%, 03/11/41 (a)	450,000	411,521
5.63%, 11/18/50	900,000	1,144,251
3.55%, 03/10/51 (a)	400,000	374,932
2.78%, 12/01/60 (a)	650,000	511,491
3.60%, 01/15/72 (a)	350,000	302,957
3.23%, 07/28/21 (a)	250,000	191,973
		8,052,605
Philippines 0.1%
Philippine Government International Bond
4.20%, 01/21/24	550,000	565,950
9.50%, 10/21/24	100,000	116,129
10.63%, 03/16/25	300,000	366,489
5.50%, 03/30/26	400,000	437,784
3.00%, 02/01/28	850,000	854,411
3.75%, 01/14/29	600,000	625,164
9.50%, 02/02/30	725,000	1,029,210
2.46%, 05/05/30	350,000	333,438
7.75%, 01/14/31	550,000	722,414
1.65%, 06/10/31	400,000	356,420
6.38%, 01/15/32	350,000	429,233
6.38%, 10/23/34	700,000	885,059
5.00%, 01/13/37	500,000	562,055
3.95%, 01/20/40	900,000	901,359
3.70%, 03/01/41	500,000	486,720
3.70%, 02/02/42	900,000	873,873
2.95%, 05/05/45	800,000	694,704
2.65%, 12/10/45	700,000	580,076
4.20%, 03/29/47	100,000	104,921
		10,925,409
Poland 0.0%
Poland Government International Bond
3.00%, 03/17/23	750,000	754,620
4.00%, 01/22/24	700,000	718,942
3.25%, 04/06/26	644,000	656,655
		2,130,217
Republic of Korea 0.0%
Korea International Bond
3.88%, 09/11/23	300,000	306,240
2.75%, 01/19/27	450,000	449,685
3.50%, 09/20/28	200,000	207,666
2.50%, 06/19/29	350,000	347,687

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.00%, 09/16/30	200,000	175,476
1.75%, 10/15/31	200,000	185,166
4.13%, 06/10/44	400,000	475,204
3.88%, 09/20/48	200,000	234,522
		2,381,646
Uruguay 0.1%
Uruguay Government International Bond
4.50%, 08/14/24	400,000	412,356
4.38%, 10/27/27	550,000	584,501
4.38%, 01/23/31 (a)	700,000	762,559
7.63%, 03/21/36	300,000	427,002
4.13%, 11/20/45	250,000	272,440
5.10%, 06/18/50	1,200,000	1,424,268
4.98%, 04/20/55	1,000,000	1,174,470
		5,057,596
		83,652,812

Supranational* 1.4%
African Development Bank
2.13%, 11/16/22	1,500,000	1,506,300
0.75%, 04/03/23	950,000	938,951
3.00%, 09/20/23	450,000	454,901
0.88%, 07/22/26	800,000	745,616
Asian Development Bank
1.75%, 09/13/22	925,000	927,534
1.63%, 01/24/23	750,000	749,858
2.75%, 03/17/23	1,100,000	1,109,768
0.25%, 07/14/23	750,000	732,150
0.25%, 10/06/23	750,000	728,168
2.63%, 01/30/24	695,000	698,809
0.38%, 06/11/24	1,150,000	1,100,711
1.50%, 10/18/24	1,625,000	1,585,350
2.00%, 01/22/25	1,650,000	1,626,834
0.63%, 04/29/25	1,050,000	989,824
0.38%, 09/03/25	750,000	695,700
0.50%, 02/04/26	1,050,000	969,664
1.00%, 04/14/26	500,000	468,800
2.00%, 04/24/26	500,000	488,570
2.63%, 01/12/27	1,000,000	1,004,430
1.50%, 01/20/27	250,000	238,415
2.50%, 11/02/27	1,188,000	1,183,593
2.75%, 01/19/28	250,000	252,355
5.82%, 06/16/28	300,000	353,997
1.75%, 09/19/29	1,150,000	1,089,958
1.88%, 01/24/30	1,000,000	954,700
0.75%, 10/08/30	1,150,000	1,001,799
1.50%, 03/04/31	500,000	462,125
Asian Infrastructure Investment Bank
0.25%, 09/29/23	600,000	581,754
2.25%, 05/16/24	950,000	944,043
0.50%, 10/30/24	750,000	710,040
0.50%, 05/28/25	950,000	885,961
0.50%, 01/27/26	1,500,000	1,377,960
Corp. Andina de Fomento
4.38%, 06/15/22	550,000	552,712
2.38%, 05/12/23	400,000	399,628
3.75%, 11/23/23	250,000	254,135
1.63%, 09/23/25	500,000	475,120
Council of Europe Development Bank
1.75%, 09/26/22	450,000	451,260
0.25%, 06/10/23	200,000	195,824
0.25%, 10/20/23	400,000	387,856
2.50%, 02/27/24	315,000	315,954
1.38%, 02/27/25	350,000	338,426
0.88%, 09/22/26	300,000	279,276
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
European Bank for Reconstruction & Development
2.75%, 03/07/23	475,000	479,133
0.25%, 07/10/23	500,000	488,315
1.63%, 09/27/24	300,000	293,601
1.50%, 02/13/25	500,000	485,245
0.50%, 05/19/25	750,000	702,698
0.50%, 11/25/25	950,000	880,109
0.50%, 01/28/26	850,000	784,270
European Investment Bank
2.63%, 05/20/22	775,000	777,000
2.50%, 03/15/23	1,550,000	1,560,478
1.38%, 05/15/23	1,000,000	993,310
2.88%, 08/15/23	1,400,000	1,413,874
0.25%, 09/15/23	1,250,000	1,215,837
3.13%, 12/14/23	1,050,000	1,064,689
3.25%, 01/29/24	1,650,000	1,677,406
2.63%, 03/15/24	1,600,000	1,608,544
2.25%, 06/24/24	450,000	448,605
2.50%, 10/15/24	500,000	500,310
1.88%, 02/10/25	1,100,000	1,080,431
1.63%, 03/14/25	1,300,000	1,266,187
0.63%, 07/25/25	900,000	844,371
0.38%, 03/26/26	1,450,000	1,329,432
2.13%, 04/13/26	800,000	786,800
0.75%, 10/26/26	500,000	462,205
1.38%, 03/15/27	1,000,000	946,880
2.38%, 05/24/27	617,000	612,447
1.63%, 10/09/29	500,000	471,295
0.88%, 05/17/30	255,000	224,665
0.75%, 09/23/30	500,000	437,165
1.25%, 02/14/31	1,300,000	1,177,618
1.63%, 05/13/31	500,000	468,120
4.88%, 02/15/36	750,000	945,397
Inter-American Development Bank
1.75%, 04/14/22	1,100,000	1,100,044
2.50%, 01/18/23	250,000	251,595
0.50%, 05/24/23	1,350,000	1,327,401
3.00%, 10/04/23	850,000	859,571
0.25%, 11/15/23	750,000	726,300
2.63%, 01/16/24	1,150,000	1,156,244
3.00%, 02/21/24	750,000	758,985
0.50%, 09/23/24	250,000	238,068
2.13%, 01/15/25	1,400,000	1,384,096
1.75%, 03/14/25	1,350,000	1,319,611
0.88%, 04/03/25	650,000	618,547
0.63%, 07/15/25	600,000	563,124
0.88%, 04/20/26	1,250,000	1,166,112
2.00%, 06/02/26	550,000	536,525
2.00%, 07/23/26	500,000	489,250
2.38%, 07/07/27	1,200,000	1,189,200
0.63%, 09/16/27	750,000	676,110
1.13%, 07/20/28	750,000	689,123
3.13%, 09/18/28	1,700,000	1,760,418
2.25%, 06/18/29	1,400,000	1,374,716
1.13%, 01/13/31	300,000	269,178
3.88%, 10/28/41	150,000	173,313
3.20%, 08/07/42	200,000	210,780
4.38%, 01/24/44	450,000	563,724
International Bank for Reconstruction & Development
2.13%, 07/01/22	750,000	752,325
1.88%, 10/07/22	750,000	752,535
0.13%, 04/20/23	1,000,000	981,680
1.88%, 06/19/23	350,000	349,311
3.00%, 09/27/23	1,560,000	1,578,486
2.50%, 03/19/24	1,450,000	1,453,900
1.50%, 08/28/24	1,700,000	1,662,481
2.50%, 11/25/24	1,400,000	1,400,000
1.63%, 01/15/25	1,450,000	1,416,142

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.75%, 03/11/25	1,650,000	1,566,493
0.63%, 04/22/25	2,700,000	2,548,071
0.38%, 07/28/25	150,000	139,503
2.50%, 07/29/25	1,850,000	1,843,987
0.50%, 10/28/25	2,000,000	1,858,700
3.13%, 11/20/25	450,000	458,330
0.88%, 07/15/26	750,000	700,245
1.88%, 10/27/26	250,000	243,270
2.50%, 11/22/27	200,000	199,258
0.75%, 11/24/27	1,750,000	1,585,185
1.38%, 04/20/28	1,500,000	1,400,220
1.13%, 09/13/28	500,000	458,585
1.75%, 10/23/29	950,000	900,173
0.88%, 05/14/30	2,300,000	2,023,241
0.75%, 08/26/30	1,200,000	1,047,180
1.25%, 02/10/31	1,000,000	903,400
1.63%, 11/03/31	1,750,000	1,619,292
4.75%, 02/15/35	450,000	548,496
International Finance Corp.
2.00%, 10/24/22	850,000	853,145
0.50%, 03/20/23	200,000	197,600
2.88%, 07/31/23	500,000	504,830
1.38%, 10/16/24	750,000	729,855
0.38%, 07/16/25	500,000	465,570
0.75%, 08/27/30	750,000	655,898
Nordic Investment Bank
1.38%, 10/17/22	200,000	200,144
0.38%, 05/19/23	400,000	392,764
2.88%, 07/19/23	450,000	454,208
2.25%, 05/21/24	200,000	199,394
0.38%, 09/11/25	400,000	370,652
0.50%, 01/21/26	250,000	230,835
		112,682,685
Total Government Related (Cost $459,401,165)		444,070,211

SECURITIZED 29.9% OF NET ASSETS

Asset-Backed Securities 0.3%
Automobile 0.1%
Ally Auto Receivables Trust 2019-4
Series 2019-4, Class A4
1.92%, 01/15/25 (a)	2,000,000	1,995,663
Toyota Auto Receivables Owner Trust
Series 2018-C, Class A4
3.13%, 02/15/24 (a)	1,642,147	1,649,613
		3,645,276
Credit Card 0.2%
American Express Credit Account Master Trust
Series 2019-3, Class A
2.00%, 04/15/25 (a)	630,000	631,838
Series 2018-2, Class A
3.01%, 10/15/25 (a)	5,200,000	5,251,477
Capital One Multi-Asset Execution Trust
Series 2017-A6, Class A6
2.29%, 07/15/25 (a)	1,300,000	1,305,350
Series 2019-A3, Class A3
2.06%, 08/15/28 (a)	2,000,000	1,927,721
Citibank Credit Card Issuance Trust
Series 2018-A6, Class A6
3.21%, 12/07/24 (a)	4,800,000	4,850,096
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Discover Card Execution Note Trust
Series 2018-A1, Class A1
3.03%, 08/15/25 (a)	2,100,000	2,120,267
		16,086,749
		19,732,025

Commercial Mortgage-Backed Security 2.0%
BANK
Series 2017-BNK7, Class A5
3.44%, 09/15/60 (a)	1,000,000	1,004,876
Series 2017-BNK8, Class A4
3.49%, 11/15/50 (a)	600,000	604,444
Series 2017-BNK9, Class A4
3.54%, 11/15/54 (a)	1,000,000	1,012,324
Series 2019-BN19, Class A3
3.18%, 08/15/61 (a)	800,000	792,101
Series 2020-BN26, Class A4
2.40%, 03/15/63 (a)	700,000	655,005
BBCMS Mortgage Trust 2018-C2
Series 2018-C2, Class A4
4.05%, 12/15/51 (a)	1,150,000	1,190,634
Benchmark 2019-B12 Mortgage Trust
Series 2019-B12, Class A5
3.12%, 08/15/52 (a)	1,875,000	1,843,275
Benchmark 2019-B13 Mortgage Trust
Series 2019-B13, Class A4
2.95%, 08/15/57 (a)	2,600,000	2,528,397
Benchmark 2019-B9 Mortgage Trust
Series 2019-B9, Class A5
4.02%, 03/15/52 (a)	2,600,000	2,696,785
Benchmark 2020-B16 Mortgage Trust
Series 2020-B16, Class A5
2.73%, 02/15/53 (a)	1,073,000	1,027,422
Benchmark 2020-B18 Mortgage Trust
Series 2020-B18, Class A5
1.93%, 07/15/53 (a)	1,845,000	1,661,053
CCUBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.54%, 11/15/50 (a)	1,747,000	1,755,202
CD Mortgage Trust
Series 2017-CD3, Class A4
3.63%, 02/10/50 (a)	1,715,000	1,731,060
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3
3.87%, 01/10/48 (a)	5,325,000	5,397,169
Series 2016-C4, Class A4
3.28%, 05/10/58 (a)	1,000,000	988,726
Series 2016-C7, Class A3
3.84%, 12/10/54 (a)	3,625,000	3,681,074
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4
4.13%, 11/10/46 (a)	615,000	623,722
Series 2014-GC23, Class A4
3.62%, 07/10/47 (a)	1,000,000	1,004,234
Series 2014-GC25, Class A4
3.64%, 10/10/47 (a)	210,000	211,595
Series 2016-GC36, Class A5
3.62%, 02/10/49 (a)	3,350,000	3,366,154
Series 2016-GC37, Class A4
3.31%, 04/10/49 (a)	600,000	596,690
Series 2017-C4, Class A4
3.47%, 10/12/50 (a)	5,600,000	5,607,422
Series 2017-P7, Class A4
3.71%, 04/14/50 (a)	500,000	505,644

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
COMM Mortgage Trust
Series 2012-CR3, Class A3
2.82%, 10/15/45 (a)	204,562	204,460
Series 2013-CR11, Class A3
3.98%, 08/10/50 (a)	449,866	454,937
Series 2013-CR11, Class A4
4.26%, 08/10/50 (a)	340,000	345,534
Series 2013-CR6, Class A4
3.10%, 03/10/46 (a)	4,950,000	4,954,432
Series 2014-CR14, Class A3
3.96%, 02/10/47 (a)	240,000	242,586
Series 2014-CR16, Class ASB
3.65%, 04/10/47 (a)	219,110	220,973
Series 2014-CR18, Class A4
3.55%, 07/15/47 (a)	421,424	419,674
Series 2014-CR19, Class ASB
3.50%, 08/10/47 (a)	196,373	197,958
Series 2014-CR20, Class A3
3.33%, 11/10/47 (a)	1,855,386	1,845,872
Series 2014-CR21, Class A3
3.53%, 12/10/47 (a)	173,592	173,668
Series 2014-LC15, Class A4
4.01%, 04/10/47 (a)	400,000	404,827
Series 2014-UBS4, Class A5
3.69%, 08/10/47 (a)	1,850,000	1,860,023
Series 2015-CR22, Class A5
3.31%, 03/10/48 (a)	750,000	748,059
Series 2015-CR24, Class A5
3.70%, 08/10/48 (a)	400,000	402,044
Series 2015-LC23, Class A4
3.77%, 10/10/48 (a)	440,000	445,000
Series 2015-PC1, Class A5
3.90%, 07/10/50 (a)	497,400	503,139
Series 2015-PC1, Class ASB
3.61%, 07/10/50 (a)	1,414,167	1,429,119
Series 2016-CR28, Class A4
3.76%, 02/10/49 (a)	2,700,000	2,725,512
Series 2016-DC2, Class A5
3.77%, 02/10/49 (a)	100,000	101,098
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4
3.51%, 04/15/50 (a)	1,308,000	1,308,840
Series 2015-C3, Class A4
3.72%, 08/15/48 (a)	300,000	301,370
Series 2019-C17, Class A5
3.02%, 09/15/52 (a)	2,238,000	2,171,929
CSMC Trust
Series 2016-NXSR, Class A4
3.79%, 12/15/49 (a)(k)	100,000	101,133
Fannie Mae
Series 2015-M13, Class A2
2.71%, 06/25/25 (a)(k)	127,612	126,740
Series 2015-M3, Class A2
2.72%, 10/25/24 (a)	471,165	469,850
Series 2015-M4, Class AV2
2.51%, 07/25/22 (a)	2,323	2,322
Series 2016-M3, Class ASQ2
2.26%, 02/25/23 (a)	2,969	2,969
Series 2016-M6, Class A2
2.49%, 05/25/26 (a)	2,600,000	2,558,614
Freddie Mac
Series K042, Class A2
2.67%, 12/25/24 (a)	100,000	99,503
Series K043, Class A2
3.06%, 12/25/24 (a)	750,000	755,394
Series K045, Class A1
2.49%, 11/25/24 (a)	221,688	221,965
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series K045, Class A2
3.02%, 11/25/25 (a)	400,000	402,399
Series K046, Class A2
3.21%, 03/25/25 (a)	920,000	929,824
Series K048, Class A2
3.28%, 06/25/25 (a)(k)	838,000	848,726
Series K053, Class A2
3.00%, 12/25/25 (a)	950,000	954,527
Series K054, Class A2
2.75%, 01/25/26 (a)	300,000	298,983
Series K055, Class A2
2.67%, 03/25/26 (a)	750,000	745,729
Series K058, Class A2
2.65%, 08/25/26 (a)	750,000	745,117
Series K061, Class A2
3.35%, 11/25/26 (a)(k)	520,000	531,588
Series K062, Class A2
3.41%, 12/25/26 (a)	257,767	264,347
Series K064, Class A2
3.22%, 03/25/27 (a)	107,000	108,921
Series K070, Class A2
3.30%, 11/25/27 (a)(k)	308,000	315,965
Series K071, Class A2
3.29%, 11/25/27 (a)	4,768,000	4,889,892
Series K072, Class A2
3.44%, 12/25/27 (a)	1,500,000	1,550,368
Series K074, Class A2
3.60%, 01/25/28 (a)	8,175,000	8,521,979
Series K078, Class A2
3.85%, 06/25/28 (a)	1,183,000	1,250,669
Series K083, Class A2
4.05%, 09/25/28 (a)(k)	2,100,000	2,250,938
Series K085, Class A2
4.06%, 10/25/28 (a)(k)	900,000	958,786
Series K087, Class A2
3.77%, 12/25/28 (a)	2,560,000	2,706,883
Series K088, Class A2
3.69%, 01/25/29 (a)	600,000	632,032
Series K100, Class A2
2.67%, 09/25/29 (a)	800,000	792,059
Series K103, Class A2
2.65%, 11/25/29 (a)	2,200,000	2,179,822
Series K-1511, Class A2
3.47%, 03/25/31 (a)	500,000	523,218
Series K-1512, Class A2
2.99%, 05/25/31 (a)	1,425,000	1,437,566
Series K154, Class A2
3.42%, 04/25/32 (a)	1,760,000	1,824,131
Series K155, Class A3
3.75%, 04/25/33 (a)	835,000	886,879
Series K157, Class A2
3.99%, 05/25/33 (a)	1,700,000	1,806,651
Series K727, Class A2
2.95%, 07/25/24 (a)	1,765,000	1,772,101
Series K728, Class A2
3.06%, 08/25/24 (a)(k)	1,676,243	1,686,551
Series K731, Class A2
3.60%, 02/25/25 (a)(k)	300,000	305,248
Series K733, Class A2
3.75%, 08/25/25 (a)(k)	1,500,000	1,530,310
Series K735, Class A2
2.86%, 05/25/26 (a)	100,000	99,789
Series KS03, Class A4
3.16%, 05/25/25 (a)(k)	250,000	251,486
GS Mortgage Securities Trust
Series 2013-GC13, Class A5
4.03%, 07/10/46 (a)(k)	649,000	657,541
Series 2013-GC14, Class A5
4.24%, 08/10/46 (a)	700,000	709,519

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2016-GS4, Class A4
3.44%, 11/10/49 (a)	365,000	365,438
Series 2020-GC45, Class A5
2.91%, 02/13/53 (a)	3,500,000	3,389,030
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-C6, Class A3
3.51%, 05/15/45 (a)	53,527	53,514
Series 2012-CBX, Class A4
3.48%, 06/15/45 (a)	47,639	47,552
Series 2014-C20, Class A4A1
3.54%, 07/15/47 (a)	727,300	717,553
Series 2015-JP1, Class A4
3.65%, 01/15/49 (a)	600,000	603,110
JPMBB Commercial Mortgage Securities Trust
Series 2015-C28, Class A4
3.23%, 10/15/48 (a)	2,000,000	1,982,938
Series 2015-C29, Class A4
3.61%, 05/15/48 (a)	1,000,000	1,003,187
Series 2015-C33, Class A4
3.77%, 12/15/48 (a)	1,150,000	1,162,447
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class A4
3.18%, 08/15/45 (a)	193,120	192,766
Series 2013-C10, Class A4
4.07%, 07/15/46 (a)(k)	180,000	181,252
Series 2013-C11, Class A4
4.15%, 08/15/46 (a)(k)	1,000,000	1,007,387
Series 2013-C8, Class AS
3.38%, 12/15/48 (a)	80,000	80,347
Series 2014-C16, Class A5
3.89%, 06/15/47 (a)	270,000	272,530
Series 2015-C24, Class A4
3.73%, 05/15/48 (a)	93,000	93,802
Series 2015-C24, Class ASB
3.48%, 05/15/48 (a)	669,187	671,669
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4
3.81%, 12/15/48 (a)	400,000	403,693
Series 2017-H1, Class A4
3.26%, 06/15/50 (a)	250,000	246,949
Series 2017-HR2, Class A4
3.59%, 12/15/50 (a)	1,300,000	1,310,772
Series 2020-HR8, Class A4
2.04%, 07/15/53 (a)	3,000,000	2,714,337
UBS Commercial Mortgage Trust
Series 2017-C3, Class A4
3.43%, 08/15/50 (a)	1,550,000	1,542,062
Series 2017-C6, Class A5
3.58%, 12/15/50 (a)	1,000,000	1,008,451
Series 2019-C18, Class A4
3.04%, 12/15/52 (a)	500,000	483,203
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A5
2.85%, 12/10/45 (a)	500,000	501,189
Series 2013-C5, Class A4
3.18%, 03/10/46 (a)	1,850,000	1,855,690
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class A4
4.22%, 07/15/46 (a)(k)	640,000	646,845
Series 2014-LC16 Class A4
3.55%, 08/15/50 (a)	715,896	716,896
Series 2015-C28, Class A3
3.29%, 05/15/48 (a)	993,376	975,836
Series 2015-C30, Class A4
3.66%, 09/15/58 (a)	723,000	728,622
Series 2015-C31, Class A3
3.43%, 11/15/48 (a)	1,268,747	1,265,263
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2015-P2, Class A4
3.81%, 12/15/48 (a)	1,500,000	1,520,656
Series 2016-NXS5, Class A4
3.37%, 01/15/59 (a)	1,375,000	1,370,151
Series 2016-NXS5, Class A6
3.64%, 01/15/59 (a)	2,000,000	2,015,464
Series 2016-NXS6, Class A4
2.92%, 11/15/49 (a)	150,000	147,229
Series 2017-C40, Class A4
3.58%, 10/15/50 (a)	1,551,000	1,566,711
Series 2017-C41, Class A4
3.47%, 11/15/50 (a)	2,000,000	2,005,363
Series 2017-C42, Class A4
3.59%, 12/15/50 (a)	2,400,000	2,428,536
Series 2018-C44, Class A5
4.21%, 05/15/51 (a)	1,500,000	1,567,202
Series 2018-C47, Class A3
4.18%, 09/15/61 (a)	1,275,000	1,321,546
Series 2019-C50, Class A5
3.73%, 05/15/52 (a)	1,000,000	1,020,462
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-NXS4, Class A4
3.72%, 12/15/48 (a)	2,000,000	2,021,417
Wells Fargo Commercial Mortgage Trust 2016-C32
Series 2016-C32, Class A4
3.56%, 01/15/59 (a)	500,000	504,257
Wells Fargo Commercial Mortgage Trust 2019-C53
Series 2019-C53, Class A4
3.04%, 10/15/52 (a)	4,000,000	3,910,859
Wells Fargo Commercial Mortgage Trust 2019-C54
Series 2019-C54, Class A4
3.15%, 12/15/52 (a)	800,000	786,726
Wells Fargo Commercial Mortgage Trust 2020-C55
Series 2020-C55, Class A5
2.73%, 02/15/53 (a)	750,000	716,233
Wells Fargo Commercial Mortgage Trust 2020-C58
Series 2020-C58, Class A4
2.09%, 07/15/53 (a)	3,000,000	2,717,448
WFRBS Commercial Mortgage Trust
Series 2013-C12, Class A4
3.20%, 03/15/48 (a)	615,521	616,094
Series 2013-C14, Class A5
3.34%, 06/15/46 (a)	547,687	549,273
Series 2013-C15, Class A4
4.15%, 08/15/46 (a)(k)	520,000	523,832
Series 2014-C19, Class A4
3.83%, 03/15/47 (a)	100,000	100,790
		165,289,675

Mortgage-Backed Securities Pass-Through 27.6%
Fannie Mae
5.50%, 06/01/24 to 11/01/48 (a)	4,934,219	5,379,040
4.50%, 12/01/24 to 07/01/50 (a)	29,211,607	30,842,393
3.50%, 10/01/25 to 08/01/51 (a)	95,488,264	97,082,317
3.00%, 12/01/25 to 10/01/51 (a)	143,809,361	142,830,334
4.00%, 02/01/26 to 08/01/50 (a)	65,828,638	68,160,042
2.50%, 07/01/27 to 03/01/52 (a)	218,559,461	210,532,365
2.00%, 04/01/28 to 03/01/52 (a)	326,872,060	306,827,662
5.00%, 09/01/33 to 11/01/49 (a)	9,446,639	10,106,273
6.50%, 08/01/34 to 05/01/40 (a)	563,464	628,135
6.00%, 04/01/35 to 07/01/41 (a)	2,196,723	2,426,666
1.50%, 09/01/35 to 11/01/51 (a)	68,661,474	63,344,447
1.00%, 03/01/36 to 07/01/36 (a)	1,546,875	1,413,313
Freddie Mac
2.00%, 08/01/23 to 04/01/52 (a)	307,157,275	287,836,697
5.50%, 05/01/24 to 08/01/41 (a)	2,403,446	2,621,137

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 01/01/26 to 09/01/51 (a)	56,917,265	57,821,327
4.00%, 04/01/26 to 07/01/50 (a)	34,478,872	35,647,871
3.00%, 08/01/26 to 10/01/51 (a)	94,506,877	93,888,181
2.50%, 04/01/27 to 04/01/52 (a)	182,438,880	175,432,920
6.00%, 07/01/33 to 07/01/40 (a)	1,619,408	1,790,003
5.00%, 11/01/33 to 12/01/49 (a)	5,951,833	6,391,596
6.50%, 12/01/33 to 09/01/39 (a)	227,328	255,648
4.50%, 05/01/34 to 08/01/49 (a)	12,531,784	13,244,319
1.50%, 08/01/35 to 08/01/51 (a)	77,925,349	71,418,873
1.00%, 10/01/36 (a)	574,768	525,143
Ginnie Mae
3.00%, 01/20/27 to 09/20/51 (a)	91,057,428	90,799,963
2.50%, 03/20/27 to 11/20/51 (a)	112,595,880	109,495,234
3.50%, 09/20/32 to 06/20/51 (a)	70,096,219	71,388,042
5.00%, 03/20/33 to 02/20/48 (a)	4,854,019	5,251,067
5.50%, 10/20/33 to 11/20/44 (a)	682,863	748,041
2.00%, 04/20/36 to 11/20/51 (a)	115,249,337	109,970,437
6.00%, 10/15/36 to 01/20/45 (a)	626,141	698,038
4.50%, 01/20/39 to 02/20/50 (a)	15,172,152	16,139,791
4.00%, 06/15/39 to 04/20/50 (a)	32,597,375	33,801,363
1.50%, 03/20/51 to 10/20/51 (a)	1,630,037	1,490,569
Ginnie Mae II
2.00%, 12/20/51 to 03/20/52 (a)	16,602,092	15,814,634
2.50%, 12/20/51 to 03/20/52 (a)	14,203,845	13,790,274
UMBS TBA
2.00%, 04/19/36 to 04/13/52 (a)(g)	36,500,000	34,230,054
2.50%, 04/19/36 to 04/21/52 (a)(g)	61,000,000	58,467,545
3.00%, 04/22/45 to 04/13/52 (a)(g)	14,000,000	13,727,749
1.50%, 04/13/52 (a)(g)	1,000,000	891,203
3.50%, 04/13/52 (a)(g)	2,500,000	2,503,833
		2,265,654,539
Total Securitized (Cost $2,588,178,264)		2,450,676,239

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 1.6% OF NET ASSETS

Money Market Funds 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25% (l)	133,387,583	133,387,583
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25% (l)(m)	2,035,045	2,035,045
		135,422,628
Total Short-Term Investments (Cost $135,422,628)		135,422,628
Total Investments in Securities (Cost $8,672,936,865)		8,317,544,326

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $43,757,191 or 0.5% of net assets.
(c)	Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.
(d)	All or a portion of this security is on loan. Securities on loan were valued at $1,982,250.
(e)	Issuer is affiliated with the fund’s investment adviser.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(h)	All or a portion of this security is held as collateral for delayed-delivery securities.
(i)	Guaranteed by the Republic of Germany.
(j)	Zero coupon bond.
(k)	Fixed rate is determined by a formula set forth in the security’s offering documents and is affected by the current WAC of the underlying loans.
(l)	The rate shown is the 7-day yield.
(m)	Security purchased with cash collateral received for securities on loan.

GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust
TBA —	To-be-announced
UMBS —	Uniform Mortgage-Backed Securities are single-class securities backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
WAC —	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers during the period ended March 31, 2022:
	VALUE AT 12/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 3/31/22	FACE AMOUNT AT 3/31/22	INTEREST INCOME EARNED
CORPORATES 0.1% OF NET ASSETS

Financial Institutions 0.1%
Brokerage/Asset Managers/Exchanges 0.1%
The Charles Schwab Corp.
2.65%, 01/25/23	$229,406	$—	($228,444)	$367	($1,026)	($303)	$—	$—	$514
3.55%, 02/01/24	157,614	—	—	—	(4,331)	(670)	152,613	150,000	1,331
0.75%, 03/18/24	448,060	—	—	—	(12,697)	(267)	435,096	450,000	844
3.75%, 04/01/24	84,476	—	—	—	(1,967)	(983)	81,526	80,000	750
4.20%, 03/24/25	217,644	—	(53,712)	(538)	(6,801)	(1,068)	155,525	150,000	1,692
3.63%, 04/01/25	106,668	—	—	—	(4,308)	(481)	101,879	100,000	886
3.85%, 05/21/25	188,704	—	—	—	(8,324)	(874)	179,506	175,000	1,684
3.45%, 02/13/26	107,400	—	—	—	(5,270)	(457)	101,673	100,000	843
0.90%, 03/11/26	366,742	—	—	—	(19,298)	(123)	347,321	375,000	844
1.15%, 05/13/26	247,038	—	—	—	(13,777)	(13)	233,248	250,000	719
3.20%, 03/02/27	214,240	—	—	—	(12,075)	(811)	201,354	200,000	1,600
2.45%, 03/03/27	—	437,186	—	—	(61)	—	437,125	450,000	—
3.30%, 04/01/27	241,650	—	—	—	(13,810)	(900)	226,940	225,000	1,856
3.20%, 01/25/28	242,089	—	(26,078)	103	(15,474)	(376)	200,264	200,000	1,738
2.00%, 03/20/28	354,686	—	—	—	(26,528)	(138)	328,020	350,000	1,750
4.00%, 02/01/29	224,536	—	(55,102)	(241)	(11,831)	(679)	156,683	150,000	1,611
3.25%, 05/22/29	215,274	—	(52,728)	333	(12,874)	(245)	149,760	150,000	1,309
2.75%, 10/01/29	157,104	—	—	—	(12,191)	(221)	144,692	150,000	1,031
4.63%, 03/22/30	177,897	—	—	—	(13,898)	(605)	163,394	150,000	1,734
1.65%, 03/11/31	240,508	—	(46,579)	(925)	(18,293)	249	174,960	200,000	871
2.30%, 05/13/31	202,140	—	—	—	(17,933)	(109)	184,098	200,000	1,150
1.95%, 12/01/31	245,733	—	—	—	(24,247)	89	221,575	250,000	1,192
2.90%, 03/03/32	—	288,959	—	—	(38)	—	288,921	300,000	—
Total	$4,669,609	$726,145	($462,643)	($901)	($257,052)	($8,985)	$4,666,173		$25,949

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$2,033,836,144	$—	$2,033,836,144
Treasuries[1]	—	3,253,539,104	—	3,253,539,104
Government Related[1]	—	444,070,211	—	444,070,211
Securitized[1]	—	2,450,676,239	—	2,450,676,239
Short-Term Investments[1]	135,422,628	—	—	135,422,628
Total	$135,422,628	$8,182,121,698	$—	$8,317,544,326

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab 1-5 Year Corporate Bond ETF

Portfolio Holdings as of March 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). All securities are currently in a fixed-rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 99.1% OF NET ASSETS

Financial Institutions 45.1%
Banking 35.4%
Ally Financial, Inc.
3.05%, 06/05/23 (a)	175,000	175,793
1.45%, 10/02/23 (a)	200,000	195,340
3.88%, 05/21/24 (a)	150,000	151,893
5.13%, 09/30/24	145,000	151,518
4.63%, 03/30/25	75,000	77,714
5.80%, 05/01/25 (a)	150,000	159,290
American Express Co.
3.70%, 08/03/23 (a)	375,000	382,009
0.75%, 11/03/23	150,000	146,388
3.40%, 02/22/24 (a)	200,000	202,782
2.50%, 07/30/24 (a)	235,000	234,055
3.00%, 10/30/24 (a)	340,000	341,649
2.25%, 03/04/25 (a)	250,000	245,550
4.20%, 11/06/25 (a)	125,000	129,986
3.13%, 05/20/26 (a)	175,000	175,683
1.65%, 11/04/26 (a)	225,000	212,220
2.55%, 03/04/27 (a)	350,000	340,333
Banco Bilbao Vizcaya Argentaria S.A.
0.88%, 09/18/23	200,000	194,504
1.13%, 09/18/25	200,000	184,248
Banco Santander S.A.
2.71%, 06/27/24	200,000	198,198
0.70%, 06/30/24 (a)(b)	400,000	388,564
3.50%, 03/24/25	200,000	200,346
2.75%, 05/28/25	400,000	390,576
5.18%, 11/19/25	200,000	206,862
1.85%, 03/25/26	350,000	327,502
1.72%, 09/14/27 (a)(b)	200,000	181,420
4.18%, 03/24/28 (a)(b)	200,000	201,442
Bank of America Corp.
4.10%, 07/24/23	400,000	410,168
4.13%, 01/22/24	500,000	513,270
4.00%, 04/01/24	475,000	487,996
1.49%, 05/19/24 (a)(b)	200,000	197,276
0.52%, 06/14/24 (a)(b)	200,000	194,440
3.86%, 07/23/24 (a)(b)	475,000	480,743
4.20%, 08/26/24	550,000	563,783
0.81%, 10/24/24 (a)(b)	400,000	386,908
4.00%, 01/22/25	475,000	483,992
3.46%, 03/15/25 (a)(b)	400,000	402,620
3.95%, 04/21/25	475,000	483,911
0.98%, 04/22/25 (a)(b)	350,000	335,576
3.88%, 08/01/25	425,000	436,806
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.98%, 09/25/25 (a)(b)	400,000	379,664
3.09%, 10/01/25 (a)(b)	375,000	373,792
2.46%, 10/22/25 (a)(b)	425,000	417,613
1.53%, 12/06/25 (a)(b)	100,000	95,731
3.37%, 01/23/26 (a)(b)	420,000	420,034
2.02%, 02/13/26 (a)(b)	330,000	317,922
4.45%, 03/03/26	325,000	336,505
3.38%, 04/02/26 (a)(b)	250,000	249,705
3.50%, 04/19/26	525,000	532,423
1.32%, 06/19/26 (a)(b)	600,000	562,290
4.25%, 10/22/26	400,000	412,684
1.20%, 10/24/26 (a)(b)	350,000	323,977
1.66%, 03/11/27 (a)(b)	550,000	513,920
3.56%, 04/23/27 (a)(b)	600,000	602,394
1.73%, 07/22/27 (a)(b)	1,000,000	929,910
3.82%, 01/20/28 (a)(b)	500,000	506,195
2.55%, 02/04/28 (a)(b)	450,000	430,555
Bank of Montreal
0.45%, 12/08/23	250,000	241,198
3.30%, 02/05/24	400,000	405,664
2.50%, 06/28/24	230,000	229,018
1.50%, 01/10/25	300,000	287,553
1.85%, 05/01/25	325,000	313,176
1.25%, 09/15/26	250,000	229,685
0.95%, 01/22/27 (a)(b)	200,000	183,684
2.65%, 03/08/27	200,000	193,534
4.34%, 10/05/28 (a)(b)	175,000	177,846
Bank of New York Mellon Corp.
3.50%, 04/28/23	100,000	101,380
3.45%, 08/11/23	150,000	152,204
2.20%, 08/16/23 (a)	250,000	249,928
0.35%, 12/07/23 (a)	100,000	96,758
3.65%, 02/04/24 (a)	200,000	203,638
0.50%, 04/26/24 (a)	100,000	95,897
3.40%, 05/15/24 (a)	100,000	101,701
3.25%, 09/11/24 (a)	100,000	101,138
2.10%, 10/24/24	325,000	320,970
3.00%, 02/24/25 (a)	95,000	95,584
1.60%, 04/24/25 (a)	250,000	241,433
3.95%, 11/18/25 (a)	75,000	77,312
0.75%, 01/28/26 (a)	100,000	92,612
2.80%, 05/04/26 (a)	200,000	200,680
2.45%, 08/17/26 (a)	150,000	147,681
1.05%, 10/15/26 (a)	150,000	138,162
3.44%, 02/07/28 (a)(b)	150,000	152,129
Bank of Nova Scotia
1.63%, 05/01/23	350,000	347,700
0.80%, 06/15/23	150,000	147,161
0.40%, 09/15/23	250,000	242,870
0.55%, 09/15/23	125,000	121,548

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.40%, 02/11/24	325,000	329,176
0.70%, 04/15/24	350,000	335,793
2.20%, 02/03/25	130,000	127,022
1.30%, 06/11/25	150,000	141,662
4.50%, 12/16/25	275,000	284,647
1.05%, 03/02/26	275,000	253,025
1.35%, 06/24/26	200,000	185,794
2.70%, 08/03/26	300,000	294,258
1.30%, 09/15/26 (a)	200,000	184,128
2.95%, 03/11/27	100,000	98,209
BankUnited, Inc.
4.88%, 11/17/25 (a)	100,000	104,617
Barclays PLC
4.34%, 05/16/24 (a)(b)	200,000	203,236
4.38%, 09/11/24	200,000	203,120
1.01%, 12/10/24 (a)(b)	300,000	288,099
3.65%, 03/16/25	425,000	426,691
3.93%, 05/07/25 (a)(b)	400,000	403,280
4.38%, 01/12/26	500,000	511,280
2.85%, 05/07/26 (a)(b)	250,000	243,128
5.20%, 05/12/26	400,000	417,544
2.28%, 11/24/27 (a)(b)	350,000	325,601
BNP Paribas S.A.
4.25%, 10/15/24	200,000	205,128
BPCE S.A.
4.00%, 04/15/24	250,000	254,665
3.38%, 12/02/26	150,000	149,240
Cadence Bank
4.13%, 11/20/29 (a)(b)	25,000	24,961
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	200,000	195,262
0.95%, 06/23/23	250,000	245,458
3.50%, 09/13/23	200,000	203,004
0.50%, 12/14/23	175,000	169,029
3.10%, 04/02/24	235,000	235,964
2.25%, 01/28/25	225,000	219,924
0.95%, 10/23/25	100,000	92,232
1.25%, 06/22/26	175,000	160,914
Capital One Financial Corp.
2.60%, 05/11/23 (a)	200,000	200,666
3.50%, 06/15/23	150,000	151,703
3.90%, 01/29/24 (a)	250,000	254,165
3.75%, 04/24/24 (a)	100,000	101,499
3.30%, 10/30/24 (a)	300,000	301,905
1.34%, 12/06/24 (a)(b)	300,000	291,198
3.20%, 02/05/25 (a)	195,000	195,411
4.25%, 04/30/25 (a)	50,000	51,398
4.20%, 10/29/25 (a)	300,000	307,653
2.64%, 03/03/26 (a)(b)	100,000	98,023
3.75%, 07/28/26 (a)	300,000	302,265
3.75%, 03/09/27 (a)	300,000	302,481
1.88%, 11/02/27 (a)(b)	225,000	208,499
CIT Bank NA
2.97%, 09/27/25 (a)(b)	250,000	247,973
Citibank NA
3.65%, 01/23/24 (a)	400,000	407,284
Citigroup, Inc.
3.50%, 05/15/23	200,000	202,988
3.88%, 10/25/23	200,000	204,940
1.68%, 05/15/24 (a)(b)	275,000	272,594
4.04%, 06/01/24 (a)(b)	250,000	253,255
3.75%, 06/16/24	140,000	142,453
4.00%, 08/05/24	145,000	148,625
0.78%, 10/30/24 (a)(b)	500,000	483,355
3.88%, 03/26/25	175,000	177,349
3.35%, 04/24/25 (a)(b)	550,000	551,562
3.30%, 04/27/25	325,000	327,428
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.98%, 05/01/25 (a)(b)	400,000	381,836
4.40%, 06/10/25	450,000	463,486
5.50%, 09/13/25	250,000	267,232
1.28%, 11/03/25 (a)(b)	100,000	95,171
3.70%, 01/12/26	450,000	455,998
4.60%, 03/09/26	300,000	311,511
3.11%, 04/08/26 (a)(b)	700,000	694,281
3.40%, 05/01/26	400,000	403,516
3.20%, 10/21/26 (a)	575,000	570,906
4.30%, 11/20/26	200,000	206,198
1.12%, 01/28/27 (a)(b)	525,000	482,527
1.46%, 06/09/27 (a)(b)	525,000	483,572
3.89%, 01/10/28 (a)(b)	550,000	556,638
3.07%, 02/24/28 (a)(b)	500,000	488,245
Citizens Bank NA
3.75%, 02/18/26 (a)	250,000	255,532
Citizens Financial Group, Inc.
4.30%, 12/03/25 (a)	50,000	51,082
2.85%, 07/27/26 (a)	100,000	98,638
Comerica Bank
2.50%, 07/23/24	250,000	246,993
Comerica, Inc.
3.70%, 07/31/23 (a)	100,000	101,373
Cooperatieve Rabobank UA
0.38%, 01/12/24	250,000	240,103
3.38%, 05/21/25	250,000	251,927
4.38%, 08/04/25	300,000	305,145
3.75%, 07/21/26	250,000	248,550
Credit Suisse AG
1.00%, 05/05/23	400,000	394,124
0.52%, 08/09/23	250,000	243,408
0.50%, 02/02/24	250,000	239,230
3.63%, 09/09/24	600,000	607,158
2.95%, 04/09/25	250,000	247,453
1.25%, 08/07/26	350,000	320,617
Credit Suisse Group AG
3.80%, 06/09/23	350,000	353,395
3.75%, 03/26/25	400,000	398,916
4.55%, 04/17/26	350,000	356,209
Deutsche Bank AG
0.96%, 11/08/23	200,000	194,438
0.90%, 05/28/24	200,000	190,690
3.70%, 05/30/24	300,000	301,922
2.22%, 09/18/24 (a)(b)	300,000	293,751
1.45%, 04/01/25 (a)(b)	150,000	143,385
3.96%, 11/26/25 (a)(b)	375,000	375,022
4.10%, 01/13/26	175,000	176,937
1.69%, 03/19/26	150,000	140,756
2.13%, 11/24/26 (a)(b)	350,000	325,055
2.31%, 11/16/27 (a)(b)	350,000	322,084
2.55%, 01/07/28 (a)(b)	300,000	277,305
Discover Bank
4.20%, 08/08/23	250,000	254,367
2.45%, 09/12/24 (a)	250,000	245,833
4.25%, 03/13/26	150,000	154,164
3.45%, 07/27/26 (a)	250,000	249,270
Discover Financial Services
3.95%, 11/06/24 (a)	50,000	50,838
4.50%, 01/30/26 (a)	50,000	51,575
4.10%, 02/09/27 (a)	150,000	153,279
Fifth Third Bancorp
1.63%, 05/05/23 (a)	75,000	74,498
4.30%, 01/16/24 (a)	225,000	230,333
3.65%, 01/25/24 (a)	300,000	303,912
2.38%, 01/28/25 (a)	170,000	166,405
1.71%, 11/01/27 (a)(b)	175,000	162,859

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fifth Third Bank NA
3.95%, 07/28/25 (a)	200,000	205,758
First Citizens BancShares, Inc.
3.38%, 03/15/30 (a)(b)	25,000	24,493
First Horizon Corp.
3.55%, 05/26/23 (a)	100,000	100,627
4.00%, 05/26/25 (a)	75,000	76,043
First-Citizens Bank & Trust Co.
3.93%, 06/19/24 (a)(b)	25,000	25,260
Goldman Sachs Group, Inc.
1.22%, 12/06/23 (a)	200,000	195,346
3.63%, 02/20/24 (a)	290,000	293,883
4.00%, 03/03/24	525,000	535,888
3.00%, 03/15/24	200,000	199,828
3.85%, 07/08/24 (a)	475,000	483,327
0.66%, 09/10/24 (a)(b)	300,000	290,355
0.93%, 10/21/24 (a)(b)	300,000	290,871
3.50%, 01/23/25 (a)	575,000	581,147
3.50%, 04/01/25 (a)	650,000	655,908
3.75%, 05/22/25 (a)	500,000	507,955
3.27%, 09/29/25 (a)(b)	525,000	525,457
4.25%, 10/21/25	375,000	385,556
0.86%, 02/12/26 (a)(b)	150,000	139,980
3.75%, 02/25/26 (a)	400,000	406,896
3.50%, 11/16/26 (a)	575,000	577,553
1.09%, 12/09/26 (a)(b)	425,000	389,903
5.95%, 01/15/27	150,000	165,011
3.85%, 01/26/27 (a)	600,000	607,278
1.43%, 03/09/27 (a)(b)	575,000	530,800
1.54%, 09/10/27 (a)(b)	450,000	412,632
1.95%, 10/21/27 (a)(b)	850,000	790,525
2.64%, 02/24/28 (a)(b)	650,000	622,453
3.62%, 03/15/28 (a)(b)	250,000	250,117
HSBC Holdings PLC
3.60%, 05/25/23	200,000	202,376
4.25%, 03/14/24	400,000	406,072
3.95%, 05/18/24 (a)(b)	370,000	373,704
0.73%, 08/17/24 (a)(b)	300,000	290,391
1.16%, 11/22/24 (a)(b)	200,000	193,268
3.80%, 03/11/25 (a)(b)	450,000	452,466
0.98%, 05/24/25 (a)(b)	400,000	379,676
4.25%, 08/18/25	350,000	354,284
2.63%, 11/07/25 (a)(b)	350,000	341,659
4.30%, 03/08/26	700,000	719,159
3.00%, 03/10/26 (a)(b)	200,000	196,178
1.65%, 04/18/26 (a)(b)	450,000	424,314
3.90%, 05/25/26	250,000	252,920
2.10%, 06/04/26 (a)(b)	450,000	427,954
4.29%, 09/12/26 (a)(b)	500,000	507,135
4.38%, 11/23/26	200,000	203,882
1.59%, 05/24/27 (a)(b)	300,000	274,530
2.25%, 11/22/27 (a)(b)	600,000	559,248
4.04%, 03/13/28 (a)(b)	300,000	301,326
HSBC USA, Inc.
3.50%, 06/23/24	150,000	151,664
Huntington Bancshares, Inc.
2.63%, 08/06/24 (a)	100,000	99,254
4.00%, 05/15/25 (a)	100,000	102,022
Huntington National Bank
3.55%, 10/06/23 (a)	250,000	253,150
ING Groep N.V.
4.10%, 10/02/23	350,000	355,897
3.55%, 04/09/24	200,000	202,446
3.87%, 03/28/26 (a)(b)	250,000	251,345
3.95%, 03/29/27	200,000	202,520
1.73%, 04/01/27 (a)(b)	200,000	184,820
4.02%, 03/28/28 (a)(b)	250,000	251,830
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
JPMorgan Chase & Co.
3.38%, 05/01/23	300,000	303,474
2.70%, 05/18/23 (a)	300,000	301,287
3.88%, 02/01/24	300,000	306,771
3.56%, 04/23/24 (a)(b)	325,000	328,360
3.63%, 05/13/24	400,000	408,224
1.51%, 06/01/24 (a)(b)	400,000	394,692
3.80%, 07/23/24 (a)(b)	515,000	521,087
3.88%, 09/10/24	575,000	587,512
0.65%, 09/16/24 (a)(b)	200,000	194,502
4.02%, 12/05/24 (a)(b)	400,000	406,480
3.13%, 01/23/25 (a)	400,000	402,456
0.56%, 02/16/25 (a)(b)	200,000	191,534
3.22%, 03/01/25 (a)(b)	400,000	401,648
0.82%, 06/01/25 (a)(b)	300,000	286,440
0.97%, 06/23/25 (a)(b)	300,000	286,617
3.90%, 07/15/25 (a)	475,000	488,224
7.75%, 07/15/25	75,000	84,632
2.30%, 10/15/25 (a)(b)	355,000	346,973
1.56%, 12/10/25 (a)(b)	550,000	526,575
2.01%, 03/13/26 (a)(b)	500,000	482,650
3.30%, 04/01/26 (a)	450,000	454,351
2.08%, 04/22/26 (a)(b)	750,000	723,150
3.20%, 06/15/26 (a)	400,000	401,964
2.95%, 10/01/26 (a)	500,000	496,990
1.05%, 11/19/26 (a)(b)	600,000	554,910
4.13%, 12/15/26	350,000	362,530
3.96%, 01/29/27 (a)(b)	400,000	408,912
1.04%, 02/04/27 (a)(b)	375,000	343,732
1.58%, 04/22/27 (a)(b)	400,000	372,856
1.47%, 09/22/27 (a)(b)	600,000	554,958
3.78%, 02/01/28 (a)(b)	650,000	658,521
2.95%, 02/24/28 (a)(b)	250,000	244,058
KeyBank NA
1.25%, 03/10/23	250,000	248,038
3.40%, 05/20/26	200,000	199,656
KeyCorp
4.15%, 10/29/25	50,000	51,483
Lloyds Banking Group PLC
4.05%, 08/16/23	300,000	305,319
3.90%, 03/12/24	200,000	203,166
4.50%, 11/04/24	200,000	204,614
4.45%, 05/08/25	300,000	307,509
3.87%, 07/09/25 (a)(b)	300,000	302,856
4.58%, 12/10/25	250,000	255,330
2.44%, 02/05/26 (a)(b)	250,000	241,495
4.65%, 03/24/26	275,000	281,385
3.75%, 01/11/27	250,000	250,737
1.63%, 05/11/27 (a)(b)	200,000	183,598
3.75%, 03/18/28 (a)(b)	200,000	199,370
M&T Bank Corp.
3.55%, 07/26/23 (a)	50,000	50,567
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (a)	250,000	248,953
Mitsubishi UFJ Financial Group, Inc.
3.76%, 07/26/23	450,000	457,051
2.53%, 09/13/23	200,000	199,712
3.41%, 03/07/24	250,000	252,460
2.80%, 07/18/24	250,000	248,475
0.85%, 09/15/24 (a)(b)	200,000	193,838
2.19%, 02/25/25	400,000	387,296
3.78%, 03/02/25	250,000	254,432
1.41%, 07/17/25	200,000	187,368
0.95%, 07/19/25 (a)(b)	450,000	427,108
3.85%, 03/01/26	550,000	557,397
2.76%, 09/13/26	200,000	194,356
1.54%, 07/20/27 (a)(b)	300,000	275,985

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.64%, 10/13/27 (a)(b)	200,000	184,064
2.34%, 01/19/28 (a)(b)	400,000	378,156
Mizuho Financial Group, Inc.
1.24%, 07/10/24 (a)(b)	200,000	195,870
0.85%, 09/08/24 (a)(b)	200,000	193,964
3.92%, 09/11/24 (a)(b)	50,000	50,596
2.84%, 07/16/25 (a)(b)	200,000	197,482
2.56%, 09/13/25 (a)(b)	50,000	49,033
2.23%, 05/25/26 (a)(b)	200,000	191,964
2.84%, 09/13/26	200,000	194,872
3.66%, 02/28/27	200,000	201,664
1.23%, 05/22/27 (a)(b)	200,000	181,930
1.55%, 07/09/27 (a)(b)	250,000	229,865
Morgan Stanley
4.10%, 05/22/23	375,000	381,810
0.73%, 04/05/24 (a)(b)	425,000	416,508
3.74%, 04/24/24 (a)(b)	500,000	505,045
3.88%, 04/29/24	625,000	637,831
3.70%, 10/23/24	600,000	610,866
0.79%, 01/22/25 (a)(b)	300,000	288,054
0.79%, 05/30/25 (a)(b)	500,000	475,160
2.72%, 07/22/25 (a)(b)	485,000	480,000
4.00%, 07/23/25	525,000	538,114
0.86%, 10/21/25 (a)(b)	250,000	235,985
5.00%, 11/24/25	350,000	369,082
3.88%, 01/27/26	625,000	637,056
2.63%, 02/18/26 (a)(b)	250,000	245,433
2.19%, 04/28/26 (a)(b)	700,000	677,551
3.13%, 07/27/26	200,000	198,354
6.25%, 08/09/26	200,000	222,818
4.35%, 09/08/26	450,000	464,355
0.99%, 12/10/26 (a)(b)	550,000	506,148
3.63%, 01/20/27	600,000	606,294
1.59%, 05/04/27 (a)(b)	675,000	627,676
1.51%, 07/20/27 (a)(b)	550,000	507,347
2.48%, 01/21/28 (a)(b)	450,000	429,313
National Australia Bank Ltd.
3.63%, 06/20/23	250,000	253,575
2.50%, 07/12/26	350,000	342,090
National Bank of Canada
0.55%, 11/15/24 (a)(b)	250,000	240,988
Natwest Group PLC
6.10%, 06/10/23	75,000	77,483
3.88%, 09/12/23	550,000	555,516
6.00%, 12/19/23	300,000	312,291
5.13%, 05/28/24	200,000	205,522
4.27%, 03/22/25 (a)(b)	350,000	354,259
4.80%, 04/05/26	300,000	310,416
1.64%, 06/14/27 (a)(b)	350,000	320,232
3.75%, 11/01/29 (a)(b)	200,000	198,442
Northern Trust Corp.
3.95%, 10/30/25	125,000	128,825
Pacific Western Bank
3.25%, 05/01/31 (a)(b)	100,000	95,852
PNC Bank NA
3.80%, 07/25/23 (a)	250,000	253,707
2.95%, 02/23/25 (a)	250,000	250,620
3.88%, 04/10/25 (a)	250,000	254,732
4.20%, 11/01/25 (a)	250,000	258,412
PNC Financial Services Group, Inc.
3.50%, 01/23/24 (a)	225,000	228,591
3.90%, 04/29/24 (a)	215,000	219,506
2.20%, 11/01/24 (a)	150,000	148,301
1.15%, 08/13/26 (a)	150,000	138,852
Regions Financial Corp.
2.25%, 05/18/25 (a)	200,000	194,948
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Royal Bank of Canada
1.60%, 04/17/23	175,000	174,029
3.70%, 10/05/23	345,000	351,117
0.50%, 10/26/23	325,000	315,169
0.43%, 01/19/24	250,000	241,428
2.55%, 07/16/24	300,000	298,599
0.65%, 07/29/24	150,000	142,746
2.25%, 11/01/24	375,000	369,926
1.15%, 06/10/25	350,000	330,491
0.88%, 01/20/26	150,000	137,987
4.65%, 01/27/26	325,000	339,180
1.20%, 04/27/26	325,000	301,233
1.15%, 07/14/26	150,000	137,946
1.40%, 11/02/26	250,000	231,145
Santander Holdings USA, Inc.
3.50%, 06/07/24 (a)	175,000	175,502
3.45%, 06/02/25 (a)	200,000	199,484
4.50%, 07/17/25 (a)	150,000	153,458
3.24%, 10/05/26 (a)(c)	150,000	146,400
2.49%, 01/06/28 (a)(b)	250,000	233,685
Santander UK Group Holdings PLC
4.80%, 11/15/24 (a)(b)	200,000	204,560
1.09%, 03/15/25 (a)(b)	200,000	190,258
1.53%, 08/21/26 (a)(b)	200,000	184,506
1.67%, 06/14/27 (a)(b)	200,000	182,212
2.47%, 01/11/28 (a)(b)	200,000	186,256
Santander UK PLC
4.00%, 03/13/24	200,000	204,176
Signature Bank
4.00%, 10/15/30 (a)(b)	100,000	100,512
State Street Corp.
3.10%, 05/15/23	220,000	221,949
3.70%, 11/20/23	200,000	204,520
3.78%, 12/03/24 (a)(b)	100,000	101,827
3.30%, 12/16/24	100,000	101,612
3.55%, 08/18/25	425,000	432,969
2.35%, 11/01/25 (a)(b)	250,000	246,605
2.90%, 03/30/26 (a)(b)	100,000	99,517
2.65%, 05/19/26	100,000	99,320
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	200,000	201,438
Sumitomo Mitsui Financial Group, Inc.
3.75%, 07/19/23	200,000	202,684
3.94%, 10/16/23	150,000	152,565
0.51%, 01/12/24	200,000	192,316
2.70%, 07/16/24	400,000	396,324
2.45%, 09/27/24	250,000	245,450
2.35%, 01/15/25	250,000	243,313
1.47%, 07/08/25	400,000	376,224
0.95%, 01/12/26	200,000	182,878
3.78%, 03/09/26	300,000	304,377
2.63%, 07/14/26	350,000	339,787
1.40%, 09/17/26	375,000	343,507
3.01%, 10/19/26	300,000	294,831
3.45%, 01/11/27	300,000	300,192
SVB Financial Group
3.50%, 01/29/25	50,000	50,287
1.80%, 10/28/26 (a)	150,000	139,614
Svenska Handelsbanken AB
3.90%, 11/20/23	250,000	255,350
Synchrony Financial
4.38%, 03/19/24 (a)	125,000	127,208
4.25%, 08/15/24 (a)	250,000	253,825
4.50%, 07/23/25 (a)	250,000	255,372

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Toronto-Dominion Bank
0.30%, 06/02/23	150,000	146,579
0.75%, 06/12/23	325,000	319,088
3.50%, 07/19/23	325,000	330,479
0.45%, 09/11/23	300,000	291,846
0.55%, 03/04/24	150,000	144,192
3.25%, 03/11/24	200,000	202,422
2.65%, 06/12/24	325,000	324,798
0.70%, 09/10/24	200,000	190,124
1.45%, 01/10/25	100,000	95,999
1.15%, 06/12/25	250,000	235,628
0.75%, 09/11/25	75,000	69,240
0.75%, 01/06/26	250,000	229,505
1.20%, 06/03/26	275,000	254,059
1.25%, 09/10/26	250,000	230,350
1.95%, 01/12/27	150,000	142,229
2.80%, 03/10/27	200,000	196,860
3.63%, 09/15/31 (a)(b)	300,000	301,545
Truist Bank
3.20%, 04/01/24 (a)	200,000	202,328
3.69%, 08/02/24 (a)(b)	100,000	101,428
2.15%, 12/06/24 (a)	250,000	246,105
1.50%, 03/10/25 (a)	250,000	240,523
3.63%, 09/16/25 (a)	300,000	303,693
4.05%, 11/03/25 (a)	100,000	103,293
3.30%, 05/15/26 (a)	200,000	201,258
Truist Financial Corp.
3.75%, 12/06/23 (a)	200,000	203,942
2.50%, 08/01/24 (a)	225,000	223,571
2.85%, 10/26/24 (a)	225,000	225,068
4.00%, 05/01/25 (a)	175,000	179,806
3.70%, 06/05/25 (a)	200,000	203,430
1.20%, 08/05/25 (a)	150,000	141,326
1.27%, 03/02/27 (a)(b)	250,000	232,530
US Bancorp
3.70%, 01/30/24 (a)	55,000	56,244
3.38%, 02/05/24 (a)	255,000	258,675
2.40%, 07/30/24 (a)	200,000	198,852
3.60%, 09/11/24 (a)	200,000	203,400
1.45%, 05/12/25 (a)	300,000	287,430
3.95%, 11/17/25 (a)	150,000	155,204
3.10%, 04/27/26 (a)	200,000	200,178
2.38%, 07/22/26 (a)	200,000	195,458
2.22%, 01/27/28 (a)(b)	250,000	239,450
US Bank NA
3.40%, 07/24/23 (a)	250,000	253,732
2.05%, 01/21/25 (a)	250,000	245,033
2.80%, 01/27/25 (a)	200,000	199,724
Valley National Bancorp
3.00%, 06/15/31 (a)(b)	75,000	71,925
Wells Fargo & Co.
4.13%, 08/15/23	275,000	280,959
4.48%, 01/16/24	150,000	154,466
3.75%, 01/24/24 (a)	600,000	611,226
1.65%, 06/02/24 (a)(b)	475,000	469,499
3.30%, 09/09/24	350,000	353,752
3.00%, 02/19/25	500,000	500,285
0.81%, 05/19/25 (a)(b)	200,000	191,088
3.55%, 09/29/25	500,000	506,940
2.41%, 10/30/25 (a)(b)	550,000	539,154
2.16%, 02/11/26 (a)(b)	500,000	483,985
3.00%, 04/22/26	675,000	669,208
2.19%, 04/30/26 (a)(b)	500,000	482,845
4.10%, 06/03/26	450,000	461,781
7.57%, 08/01/26	50,000	56,992
3.00%, 10/23/26	625,000	617,150
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.20%, 06/17/27 (a)(b)	475,000	469,514
3.53%, 03/24/28 (a)(b)	600,000	599,376
Western Alliance Bancorp
3.00%, 06/15/31 (a)(b)	100,000	95,578
Westpac Banking Corp.
3.65%, 05/15/23	218,000	221,420
3.30%, 02/26/24	350,000	354,858
2.35%, 02/19/25	175,000	171,994
2.85%, 05/13/26	350,000	347,242
1.15%, 06/03/26	300,000	278,028
2.70%, 08/19/26	200,000	196,876
3.35%, 03/08/27	100,000	100,961
2.89%, 02/04/30 (a)(b)	175,000	168,914
4.32%, 11/23/31 (a)(b)	275,000	276,823
		141,104,636
Brokerage/Asset Managers/Exchanges 1.5%
Affiliated Managers Group, Inc.
4.25%, 02/15/24	100,000	102,597
3.50%, 08/01/25	75,000	75,725
Ameriprise Financial, Inc.
4.00%, 10/15/23	200,000	204,128
3.70%, 10/15/24	200,000	203,334
3.00%, 04/02/25 (a)	100,000	99,842
BGC Partners, Inc.
5.38%, 07/24/23	50,000	51,168
3.75%, 10/01/24 (a)	100,000	99,580
BlackRock, Inc.
3.50%, 03/18/24	185,000	188,872
3.20%, 03/15/27	150,000	151,739
Brookfield Asset Management, Inc.
4.00%, 01/15/25 (a)	165,000	167,384
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	225,000	228,557
CME Group, Inc.
3.00%, 03/15/25 (a)	175,000	176,365
Eaton Vance Corp.
3.63%, 06/15/23	100,000	101,205
Franklin Resources, Inc.
2.85%, 03/30/25	50,000	49,944
Intercontinental Exchange, Inc.
0.70%, 06/15/23	200,000	196,998
3.45%, 09/21/23 (a)	100,000	101,260
4.00%, 10/15/23	150,000	153,464
3.75%, 12/01/25 (a)	250,000	256,190
Invesco Finance PLC
4.00%, 01/30/24	25,000	25,487
3.75%, 01/15/26	175,000	178,598
Janus Capital Group, Inc.
4.88%, 08/01/25 (a)	75,000	78,359
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	175,000	184,189
Lazard Group LLC
3.75%, 02/13/25	100,000	101,078
Legg Mason, Inc.
4.75%, 03/15/26	100,000	105,561
Nasdaq, Inc.
4.25%, 06/01/24 (a)	100,000	103,115
3.85%, 06/30/26 (a)	125,000	128,009
Nomura Holdings, Inc.
2.65%, 01/16/25	200,000	194,976
1.85%, 07/16/25	300,000	283,260
1.65%, 07/14/26	200,000	183,940
2.33%, 01/22/27	300,000	281,067

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Stifel Financial Corp.
4.25%, 07/18/24	115,000	117,379
The Charles Schwab Corp.
3.55%, 02/01/24 (a)(d)	70,000	71,220
0.75%, 03/18/24 (a)(d)	250,000	241,720
3.75%, 04/01/24 (a)(d)	55,000	56,049
4.20%, 03/24/25 (a)(d)	100,000	103,683
3.63%, 04/01/25 (a)(d)	50,000	50,940
3.85%, 05/21/25 (a)(d)	120,000	123,090
3.45%, 02/13/26 (a)(d)	30,000	30,502
0.90%, 03/11/26 (a)(d)	225,000	208,393
1.15%, 05/13/26 (a)(d)	175,000	163,273
2.45%, 03/03/27 (a)(d)	200,000	194,278
		5,816,518
Finance Companies 2.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.13%, 07/03/23 (a)	150,000	150,862
4.50%, 09/15/23 (a)	250,000	252,147
1.15%, 10/29/23	350,000	335,471
4.88%, 01/16/24 (a)	150,000	152,037
3.15%, 02/15/24 (a)	150,000	147,715
2.88%, 08/14/24 (a)	150,000	146,171
1.65%, 10/29/24 (a)	550,000	519,981
3.50%, 01/15/25 (a)	150,000	147,373
6.50%, 07/15/25 (a)	250,000	265,270
4.45%, 10/01/25 (a)	150,000	150,705
1.75%, 01/30/26 (a)	200,000	183,894
4.45%, 04/03/26 (a)	150,000	151,539
2.45%, 10/29/26 (a)	700,000	647,444
Air Lease Corp.
3.88%, 07/03/23 (a)	150,000	151,482
3.00%, 09/15/23 (a)	55,000	54,849
4.25%, 02/01/24 (a)	150,000	151,968
0.70%, 02/15/24 (a)	150,000	143,361
0.80%, 08/18/24 (a)	150,000	141,242
2.30%, 02/01/25 (a)	150,000	144,279
3.25%, 03/01/25 (a)	150,000	147,931
3.38%, 07/01/25 (a)	175,000	172,763
2.88%, 01/15/26 (a)	250,000	241,455
3.75%, 06/01/26 (a)	150,000	149,085
1.88%, 08/15/26 (a)	200,000	184,556
2.20%, 01/15/27 (a)	150,000	138,852
Aircastle Ltd.
5.00%, 04/01/23	100,000	101,606
4.40%, 09/25/23 (a)	125,000	125,419
4.13%, 05/01/24 (a)	50,000	49,936
4.25%, 06/15/26 (a)	175,000	172,651
Ares Capital Corp.
4.20%, 06/10/24 (a)	160,000	161,402
4.25%, 03/01/25 (a)	95,000	95,043
3.25%, 07/15/25 (a)	250,000	242,930
3.88%, 01/15/26 (a)	200,000	196,688
2.15%, 07/15/26 (a)	225,000	203,681
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	125,000	117,363
Barings BDC, Inc.
3.30%, 11/23/26 (a)(c)	75,000	69,244
BlackRock TCP Capital Corp.
2.85%, 02/09/26 (a)	75,000	70,330
Blackstone Private Credit Fund
1.75%, 09/15/24 (c)	75,000	70,471
2.35%, 11/22/24 (c)	100,000	94,941
2.70%, 01/15/25 (a)(c)	100,000	95,585
2.63%, 12/15/26 (a)(c)	225,000	202,025
3.25%, 03/15/27 (a)(c)	200,000	183,656
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Blackstone Secured Lending Fund
3.65%, 07/14/23	75,000	75,452
3.63%, 01/15/26 (a)	150,000	147,280
2.75%, 09/16/26 (a)	150,000	139,740
2.13%, 02/15/27 (a)(c)	150,000	133,119
FS KKR Capital Corp.
4.63%, 07/15/24 (a)	25,000	25,346
4.13%, 02/01/25 (a)	160,000	159,706
3.40%, 01/15/26 (a)	325,000	315,159
GATX Corp.
4.35%, 02/15/24 (a)	50,000	51,133
3.25%, 03/30/25 (a)	50,000	49,681
3.25%, 09/15/26 (a)	100,000	99,629
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	60,000	60,091
2.88%, 01/15/26 (a)	125,000	119,979
Golub Capital BDC, Inc.
3.38%, 04/15/24 (a)	100,000	99,151
2.50%, 08/24/26 (a)	125,000	115,176
Hercules Capital, Inc.
2.63%, 09/16/26 (a)	75,000	68,880
Main Street Capital Corp.
5.20%, 05/01/24	175,000	178,605
3.00%, 07/14/26 (a)	100,000	93,156
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)(c)	150,000	142,481
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	110,000	107,480
Owl Rock Capital Corp.
5.25%, 04/15/24 (a)	25,000	25,598
4.00%, 03/30/25 (a)	105,000	103,441
3.75%, 07/22/25 (a)	125,000	121,221
4.25%, 01/15/26 (a)	150,000	146,757
3.40%, 07/15/26 (a)	250,000	235,757
OWL Rock Core Income Corp.
3.13%, 09/23/26 (a)(c)	75,000	67,973
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (a)	75,000	67,726
Prospect Capital Corp.
3.71%, 01/22/26 (a)	125,000	117,769
Sixth Street Specialty Lending, Inc.
3.88%, 11/01/24 (a)	95,000	94,931
		10,487,820
Financial Other 0.0%
ORIX Corp.
4.05%, 01/16/24	25,000	25,491
3.25%, 12/04/24	200,000	200,660
		226,151
Insurance 3.0%
Ace INA Holdings, Inc.
3.15%, 03/15/25	150,000	151,800
3.35%, 05/03/26 (a)	300,000	304,359
Aetna, Inc.
2.80%, 06/15/23 (a)	225,000	226,012
3.50%, 11/15/24 (a)	150,000	151,653
Aflac, Inc.
3.63%, 11/15/24	150,000	153,601
3.25%, 03/17/25	50,000	50,591
1.13%, 03/15/26 (a)	75,000	69,866
2.88%, 10/15/26 (a)	75,000	75,021
Allied World Assurance Co., Holdings Ltd.
4.35%, 10/29/25 (a)	100,000	102,012

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Allstate Corp.
3.15%, 06/15/23	135,000	136,326
0.75%, 12/15/25 (a)	150,000	139,083
5.75%, 08/15/53 (a)(b)	175,000	175,080
American Financial Group, Inc.
3.50%, 08/15/26 (a)	75,000	75,773
American International Group, Inc.
4.13%, 02/15/24	200,000	204,908
2.50%, 06/30/25 (a)	250,000	245,157
3.75%, 07/10/25 (a)	200,000	203,532
3.90%, 04/01/26 (a)	300,000	307,704
Anthem, Inc.
3.50%, 08/15/24 (a)	150,000	152,179
3.35%, 12/01/24 (a)	175,000	176,533
2.38%, 01/15/25 (a)	250,000	246,707
1.50%, 03/15/26 (a)	150,000	141,509
Aon Corp.
8.21%, 01/01/27	100,000	117,273
Aon PLC
4.00%, 11/27/23 (a)	75,000	76,353
3.50%, 06/14/24 (a)	125,000	126,193
3.88%, 12/15/25 (a)	100,000	102,235
Assurant, Inc.
4.20%, 09/27/23 (a)	75,000	76,404
Assured Guaranty US Holdings, Inc.
5.00%, 07/01/24	91,000	94,281
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (a)	475,000	480,367
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	70,000	71,862
Chubb INA Holdings, Inc.
3.35%, 05/15/24	175,000	177,621
CNA Financial Corp.
3.95%, 05/15/24 (a)	125,000	127,226
4.50%, 03/01/26 (a)	100,000	104,299
CNO Financial Group, Inc.
5.25%, 05/30/25 (a)	100,000	104,503
Equitable Holdings, Inc.
3.90%, 04/20/23 (a)	116,000	117,844
First American Financial Corp.
4.60%, 11/15/24	75,000	77,382
Hanover Insurance Group, Inc.
4.50%, 04/15/26 (a)	75,000	78,072
Humana, Inc.
0.65%, 08/03/23 (a)	300,000	292,776
3.85%, 10/01/24 (a)	75,000	76,413
4.50%, 04/01/25 (a)	125,000	129,285
1.35%, 02/03/27 (a)	150,000	136,311
3.95%, 03/15/27 (a)	100,000	101,820
Jackson Financial, Inc.
1.13%, 11/22/23 (c)	125,000	121,308
Kemper Corp.
4.35%, 02/15/25 (a)	120,000	122,736
Lincoln National Corp.
4.00%, 09/01/23	150,000	152,788
3.63%, 12/12/26 (a)	100,000	101,773
Loews Corp.
2.63%, 05/15/23 (a)	75,000	75,250
3.75%, 04/01/26 (a)	100,000	102,638
Manulife Financial Corp.
4.15%, 03/04/26	175,000	180,267
4.06%, 02/24/32 (a)(b)	150,000	149,796
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Marsh & McLennan Cos., Inc.
3.88%, 03/15/24 (a)	210,000	214,513
3.50%, 06/03/24 (a)	130,000	132,072
3.50%, 03/10/25 (a)	100,000	101,390
3.75%, 03/14/26 (a)	100,000	102,345
MetLife, Inc.
4.37%, 09/15/23	125,000	128,720
3.60%, 04/10/24	225,000	229,223
3.00%, 03/01/25	100,000	100,348
3.60%, 11/13/25 (a)	100,000	102,036
Old Republic International Corp.
4.88%, 10/01/24 (a)	75,000	77,688
3.88%, 08/26/26 (a)	125,000	126,443
Principal Financial Group, Inc.
3.13%, 05/15/23	100,000	100,714
3.40%, 05/15/25 (a)	100,000	100,469
Prudential Financial, Inc.
1.50%, 03/10/26 (a)	150,000	141,755
5.63%, 06/15/43 (a)(b)	80,000	81,268
5.20%, 03/15/44 (a)(b)	150,000	149,725
5.38%, 05/15/45 (a)(b)	200,000	201,204
Reinsurance Group of America, Inc.
4.70%, 09/15/23	75,000	76,937
3.95%, 09/15/26 (a)	75,000	76,738
RenaissanceRe Finance, Inc.
3.70%, 04/01/25 (a)	45,000	45,634
Swiss Re America Holding Corp.
7.00%, 02/15/26	100,000	113,994
The Progressive Corp.
2.45%, 01/15/27	100,000	97,959
2.50%, 03/15/27 (a)	150,000	146,877
Trinity Acquisition PLC
4.40%, 03/15/26 (a)	125,000	129,115
UnitedHealth Group, Inc.
3.50%, 02/15/24	150,000	152,712
0.55%, 05/15/24 (a)	50,000	47,964
2.38%, 08/15/24	275,000	273,848
3.75%, 07/15/25	300,000	308,643
3.70%, 12/15/25	100,000	102,855
1.25%, 01/15/26	150,000	141,366
3.10%, 03/15/26	200,000	201,938
1.15%, 05/15/26 (a)	250,000	233,530
Unum Group
4.00%, 03/15/24	50,000	50,849
Voya Financial, Inc.
3.65%, 06/15/26	75,000	75,554
5.65%, 05/15/53 (a)(b)	145,000	146,032
Willis North America, Inc.
3.60%, 05/15/24 (a)	125,000	125,730
XLIT Ltd.
4.45%, 03/31/25	115,000	118,079
		11,920,749
REITs 2.6%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25 (a)	125,000	125,951
4.30%, 01/15/26 (a)	50,000	51,609
3.95%, 01/15/27 (a)	125,000	128,777
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (a)	25,000	25,237
4.13%, 07/01/24 (a)	75,000	76,407
3.30%, 07/15/26 (a)	100,000	99,431
AvalonBay Communities, Inc.
4.20%, 12/15/23 (a)	75,000	76,534
3.50%, 11/15/24 (a)	125,000	126,430

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.45%, 06/01/25 (a)	75,000	75,616
3.50%, 11/15/25 (a)	150,000	151,338
2.95%, 05/11/26 (a)	100,000	99,317
Boston Properties LP
3.13%, 09/01/23 (a)	100,000	100,622
3.80%, 02/01/24 (a)	125,000	126,800
3.20%, 01/15/25 (a)	220,000	220,044
3.65%, 02/01/26 (a)	350,000	354,868
Brandywine Operating Partnership LP
4.10%, 10/01/24 (a)	75,000	75,954
Brixmor Operating Partnership LP
3.65%, 06/15/24 (a)	175,000	176,316
3.85%, 02/01/25 (a)	20,000	20,215
4.13%, 06/15/26 (a)	200,000	204,330
Corporate Office Properties LP
2.25%, 03/15/26 (a)	100,000	95,533
CubeSmart LP
4.00%, 11/15/25 (a)	125,000	127,105
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (a)	120,000	120,570
Duke Realty LP
3.25%, 06/30/26 (a)	75,000	74,666
EPR Properties
4.75%, 12/15/26 (a)	150,000	150,300
Essex Portfolio LP
3.25%, 05/01/23 (a)	75,000	75,354
3.88%, 05/01/24 (a)	100,000	101,463
3.50%, 04/01/25 (a)	15,000	15,130
3.38%, 04/15/26 (a)	150,000	150,216
Federal Realty Investment Trust
3.95%, 01/15/24 (a)	125,000	126,632
1.25%, 02/15/26 (a)	100,000	92,314
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (a)	125,000	125,050
Healthpeak Properties, Inc.
3.40%, 02/01/25 (a)	25,000	25,158
4.00%, 06/01/25 (a)	200,000	203,040
1.35%, 02/01/27 (a)	100,000	91,624
Host Hotels & Resorts LP
3.88%, 04/01/24 (a)	115,000	116,055
4.50%, 02/01/26 (a)	100,000	102,261
Kilroy Realty LP
3.45%, 12/15/24 (a)	75,000	75,334
4.38%, 10/01/25 (a)	100,000	102,644
Kimco Realty Corp.
2.70%, 03/01/24 (a)	100,000	99,239
3.30%, 02/01/25 (a)	25,000	24,972
2.80%, 10/01/26 (a)	150,000	146,154
Kite Realty Group LP
4.00%, 10/01/26 (a)	100,000	100,221
LifeStorage LP/CA
3.50%, 07/01/26 (a)	100,000	100,721
Mid-America Apartments LP
4.30%, 10/15/23 (a)	40,000	40,685
3.75%, 06/15/24 (a)	100,000	101,386
1.10%, 09/15/26 (a)	175,000	159,518
National Retail Properties, Inc.
3.90%, 06/15/24 (a)	155,000	157,469
4.00%, 11/15/25 (a)	100,000	102,434
Office Properties Income Trust
4.25%, 05/15/24 (a)	75,000	75,311
4.50%, 02/01/25 (a)	125,000	124,830
2.65%, 06/15/26 (a)	75,000	68,945
2.40%, 02/01/27 (a)	100,000	89,218
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Omega Healthcare Investors, Inc.
4.38%, 08/01/23 (a)	70,000	71,100
4.95%, 04/01/24 (a)	75,000	76,692
4.50%, 01/15/25 (a)	75,000	76,241
5.25%, 01/15/26 (a)	125,000	129,655
Piedmont Operating Partnership LP
3.40%, 06/01/23 (a)	75,000	75,171
4.45%, 03/15/24 (a)	75,000	76,441
Prologis LP
3.25%, 10/01/26 (a)	75,000	75,643
Public Storage
0.88%, 02/15/26 (a)	125,000	115,541
1.50%, 11/09/26 (a)	100,000	93,919
Realty Income Corp.
4.60%, 02/06/24 (a)	50,000	51,370
3.88%, 07/15/24 (a)	75,000	76,229
4.63%, 11/01/25 (a)	150,000	157,002
0.75%, 03/15/26 (a)	75,000	67,791
4.88%, 06/01/26 (a)	175,000	185,043
4.13%, 10/15/26 (a)	125,000	129,131
3.00%, 01/15/27 (a)	150,000	147,993
Sabra Health Care LP
5.13%, 08/15/26 (a)	100,000	102,399
Simon Property Group LP
3.75%, 02/01/24 (a)	125,000	127,114
2.00%, 09/13/24 (a)	200,000	196,584
3.38%, 10/01/24 (a)	200,000	202,376
3.50%, 09/01/25 (a)	225,000	227,209
3.30%, 01/15/26 (a)	200,000	201,428
3.25%, 11/30/26 (a)	150,000	150,472
1.38%, 01/15/27 (a)	75,000	69,154
SITE Centers Corp.
3.63%, 02/01/25 (a)	100,000	100,110
4.25%, 02/01/26 (a)	125,000	126,556
Ventas Realty LP
3.50%, 04/15/24 (a)	100,000	100,362
3.75%, 05/01/24 (a)	35,000	35,426
2.65%, 01/15/25 (a)	160,000	157,114
4.13%, 01/15/26 (a)	200,000	204,788
Vornado Realty LP
3.50%, 01/15/25 (a)	50,000	49,836
2.15%, 06/01/26 (a)	50,000	46,853
Welltower, Inc.
4.50%, 01/15/24 (a)	25,000	25,548
3.63%, 03/15/24 (a)	180,000	181,989
4.00%, 06/01/25 (a)	225,000	228,791
4.25%, 04/01/26 (a)	150,000	154,312
2.70%, 02/15/27 (a)	125,000	122,369
WP Carey, Inc.
4.60%, 04/01/24 (a)	100,000	102,693
4.00%, 02/01/25 (a)	100,000	102,339
4.25%, 10/01/26 (a)	50,000	51,666
		10,349,798
		179,905,672

Industrial 49.2%
Basic Industry 1.6%
Air Products and Chemicals, Inc.
3.35%, 07/31/24 (a)	75,000	76,083
1.50%, 10/15/25 (a)	100,000	95,392
Albemarle Corp.
4.15%, 12/01/24 (a)	70,000	71,651
ArcelorMittal S.A.
4.55%, 03/11/26	75,000	77,349

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23	200,000	204,328
Braskem Finance Ltd.
6.45%, 02/03/24	200,000	210,572
Celanese US Holdings LLC
3.50%, 05/08/24 (a)	175,000	175,476
Celulosa Arauco y Constitucion S.A.
4.50%, 08/01/24 (a)	200,000	205,644
CF Industries, Inc.
3.45%, 06/01/23	100,000	101,454
DuPont de Nemours, Inc.
4.21%, 11/15/23 (a)	475,000	486,167
4.49%, 11/15/25 (a)	350,000	364,238
Eastman Chemical Co.
3.80%, 03/15/25 (a)	150,000	151,885
Ecolab, Inc.
0.90%, 12/15/23 (a)	100,000	97,569
2.70%, 11/01/26 (a)	150,000	148,434
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (a)	100,000	95,932
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (a)	50,000	50,845
FMC Corp.
3.20%, 10/01/26 (a)	150,000	148,969
Freeport-McMoRan, Inc.
4.55%, 11/14/24 (a)	225,000	231,946
Georgia-Pacific LLC
8.00%, 01/15/24	90,000	98,318
International Flavors & Fragrances, Inc.
3.20%, 05/01/23 (a)	50,000	50,155
Kinross Gold Corp.
5.95%, 03/15/24 (a)	100,000	104,648
Linde, Inc.
2.65%, 02/05/25 (a)	15,000	14,916
3.20%, 01/30/26 (a)	200,000	201,790
LYB International Finance BV
4.00%, 07/15/23	63,000	64,021
LYB International Finance III LLC
1.25%, 10/01/25 (a)	75,000	69,493
LyondellBasell Industries NV
5.75%, 04/15/24 (a)	200,000	208,736
Mosaic Co.
4.25%, 11/15/23 (a)	175,000	178,890
Nucor Corp.
4.00%, 08/01/23 (a)	100,000	102,004
2.00%, 06/01/25 (a)	100,000	97,007
Nutrien Ltd.
1.90%, 05/13/23	100,000	99,500
3.00%, 04/01/25 (a)	100,000	99,470
4.00%, 12/15/26 (a)	75,000	77,495
Packaging Corp. of America
3.65%, 09/15/24 (a)	100,000	101,299
PPG Industries, Inc.
2.40%, 08/15/24 (a)	50,000	49,365
1.20%, 03/15/26 (a)	150,000	139,102
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (a)	115,000	117,068
1.30%, 08/15/25 (a)	75,000	70,225
Sherwin-Williams Co.
3.13%, 06/01/24 (a)	100,000	100,649
3.45%, 08/01/25 (a)	75,000	75,427
3.95%, 01/15/26 (a)	75,000	77,353
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Southern Copper Corp.
3.88%, 04/23/25	100,000	101,218
Steel Dynamics, Inc.
2.80%, 12/15/24 (a)	75,000	74,270
2.40%, 06/15/25 (a)	75,000	72,695
5.00%, 12/15/26 (a)	50,000	51,274
Vale Overseas Ltd.
6.25%, 08/10/26	325,000	356,720
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	175,000	177,250
WRKCo, Inc.
3.00%, 09/15/24 (a)	100,000	99,603
3.75%, 03/15/25 (a)	200,000	202,854
4.65%, 03/15/26 (a)	150,000	156,495
		6,483,244
Capital Goods 5.3%
3M Co.
3.25%, 02/14/24 (a)	150,000	152,070
2.00%, 02/14/25 (a)	120,000	117,480
2.65%, 04/15/25 (a)	150,000	149,094
3.00%, 08/07/25	175,000	175,926
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	100,000	98,783
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	125,000	126,780
Amphenol Corp.
3.20%, 04/01/24 (a)	25,000	25,155
2.05%, 03/01/25 (a)	125,000	121,701
Berry Global, Inc.
0.95%, 02/15/24 (a)	200,000	191,518
1.57%, 01/15/26 (a)	275,000	256,806
1.65%, 01/15/27 (a)	75,000	68,506
Boeing Co.
4.51%, 05/01/23 (a)	225,000	228,872
1.88%, 06/15/23 (a)	100,000	98,995
1.95%, 02/01/24	75,000	73,459
1.43%, 02/04/24 (a)	550,000	532,367
2.80%, 03/01/24 (a)	125,000	124,488
2.85%, 10/30/24 (a)	100,000	98,772
4.88%, 05/01/25 (a)	650,000	671,489
2.60%, 10/30/25 (a)	50,000	48,292
2.75%, 02/01/26 (a)	275,000	266,997
2.20%, 02/04/26 (a)	1,000,000	946,540
3.10%, 05/01/26 (a)	125,000	122,796
2.25%, 06/15/26 (a)	75,000	70,778
2.70%, 02/01/27 (a)	175,000	168,194
Carlisle Cos., Inc.
3.50%, 12/01/24 (a)	129,000	130,010
Carrier Global Corp.
2.24%, 02/15/25 (a)	355,000	345,191
2.49%, 02/15/27 (a)	50,000	47,773
Caterpillar Financial Services Corp.
3.45%, 05/15/23	150,000	151,968
0.65%, 07/07/23	75,000	73,556
0.45%, 09/14/23	150,000	146,285
3.75%, 11/24/23	220,000	225,722
3.65%, 12/07/23	150,000	153,135
2.85%, 05/17/24	175,000	176,027
3.30%, 06/09/24	215,000	218,487
2.15%, 11/08/24	125,000	123,931
3.25%, 12/01/24	250,000	254,090
0.80%, 11/13/25	250,000	232,575
0.90%, 03/02/26	250,000	232,450

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.15%, 09/14/26	150,000	139,487
1.70%, 01/08/27	100,000	94,768
Caterpillar, Inc.
3.40%, 05/15/24 (a)	125,000	127,089
CNH Industrial Capital LLC
1.95%, 07/02/23	125,000	123,795
4.20%, 01/15/24	100,000	102,319
1.88%, 01/15/26 (a)	150,000	142,215
CNH Industrial NV
4.50%, 08/15/23	175,000	178,955
Deere & Co.
2.75%, 04/15/25 (a)	50,000	49,950
Dover Corp.
3.15%, 11/15/25 (a)	75,000	74,843
Emerson Electric Co.
3.15%, 06/01/25 (a)	100,000	100,586
0.88%, 10/15/26 (a)	150,000	138,023
Fortive Corp.
3.15%, 06/15/26 (a)	175,000	174,515
Fortune Brands Home & Security, Inc.
4.00%, 09/21/23 (a)	100,000	101,977
4.00%, 06/15/25 (a)	100,000	101,972
GE Capital International Funding Co.
3.37%, 11/15/25	50,000	50,324
General Dynamics Corp.
3.38%, 05/15/23 (a)	175,000	177,070
2.38%, 11/15/24 (a)	100,000	99,418
3.25%, 04/01/25 (a)	150,000	151,725
3.50%, 05/15/25 (a)	100,000	101,867
1.15%, 06/01/26 (a)	150,000	139,533
2.13%, 08/15/26 (a)	100,000	96,755
Honeywell International, Inc.
2.30%, 08/15/24 (a)	175,000	174,386
1.35%, 06/01/25 (a)	175,000	168,187
2.50%, 11/01/26 (a)	325,000	320,801
Hubbell, Inc.
3.35%, 03/01/26 (a)	75,000	75,478
Huntington Ingalls Industries, Inc.
0.67%, 08/16/23 (a)(c)	75,000	72,862
3.84%, 05/01/25 (a)	125,000	126,406
Illinois Tool Works, Inc.
3.50%, 03/01/24 (a)	120,000	122,122
2.65%, 11/15/26 (a)	200,000	197,848
John Deere Capital Corp.
3.45%, 06/07/23	150,000	151,895
0.40%, 10/10/23	150,000	145,986
3.65%, 10/12/23	120,000	122,408
3.45%, 01/10/24	50,000	50,833
0.45%, 01/17/24	250,000	241,887
2.60%, 03/07/24	180,000	180,500
0.45%, 06/07/24	225,000	215,008
2.65%, 06/24/24	170,000	170,362
0.63%, 09/10/24	200,000	191,294
2.05%, 01/09/25	20,000	19,681
2.13%, 03/07/25	50,000	49,199
3.45%, 03/13/25	100,000	101,684
3.40%, 09/11/25	175,000	178,078
0.70%, 01/15/26	50,000	46,318
2.65%, 06/10/26	100,000	99,112
1.05%, 06/17/26	200,000	185,720
1.30%, 10/13/26	50,000	46,551
1.70%, 01/11/27	200,000	188,958
2.35%, 03/08/27	100,000	97,313
1.75%, 03/09/27	100,000	94,706
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Johnson Controls International plc
3.90%, 02/14/26 (a)	150,000	153,643
L3Harris Technologies, Inc.
3.85%, 06/15/23 (a)	150,000	152,086
3.95%, 05/28/24 (a)	85,000	86,500
3.83%, 04/27/25 (a)	150,000	152,098
3.85%, 12/15/26 (a)	50,000	50,914
Leggett & Platt, Inc.
3.80%, 11/15/24 (a)	75,000	75,800
Legrand France S.A.
8.50%, 02/15/25	70,000	80,269
Lennox International, Inc.
1.35%, 08/01/25 (a)	100,000	93,810
Lockheed Martin Corp.
2.90%, 03/01/25 (a)	100,000	100,478
3.55%, 01/15/26 (a)	425,000	435,625
Martin Marietta Materials, Inc.
4.25%, 07/02/24 (a)	175,000	179,238
Northrop Grumman Corp.
3.25%, 08/01/23	225,000	227,423
2.93%, 01/15/25 (a)	225,000	224,867
3.20%, 02/01/27 (a)	150,000	150,510
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	250,000	243,812
Owens Corning
4.20%, 12/01/24 (a)	125,000	128,026
Parker-Hannifin Corp.
2.70%, 06/14/24 (a)	200,000	198,952
3.25%, 03/01/27 (a)	200,000	200,068
Precision Castparts Corp.
3.25%, 06/15/25 (a)	100,000	101,268
Raytheon Technologies Corp.
3.70%, 12/15/23 (a)	125,000	127,146
3.20%, 03/15/24 (a)	100,000	101,131
3.95%, 08/16/25 (a)	275,000	283,841
2.65%, 11/01/26 (a)	150,000	147,213
3.50%, 03/15/27 (a)	225,000	228,454
Republic Services, Inc.
4.75%, 05/15/23 (a)	50,000	50,978
2.50%, 08/15/24 (a)	195,000	193,147
3.20%, 03/15/25 (a)	130,000	130,125
0.88%, 11/15/25 (a)	100,000	91,619
Rockwell Automation, Inc.
0.35%, 08/15/23 (a)	125,000	121,760
2.88%, 03/01/25 (a)	50,000	49,992
Roper Technologies, Inc.
3.65%, 09/15/23 (a)	125,000	126,826
2.35%, 09/15/24 (a)	75,000	73,942
1.00%, 09/15/25 (a)	125,000	116,198
3.85%, 12/15/25 (a)	75,000	76,505
3.80%, 12/15/26 (a)	125,000	128,088
Sonoco Products Co.
2.25%, 02/01/27 (a)	125,000	118,608
Stanley Black & Decker, Inc.
3.40%, 03/01/26 (a)	125,000	126,515
4.00%, 03/15/60 (a)(b)	150,000	148,220
Teledyne Technologies, Inc.
0.65%, 04/01/23	75,000	73,839
0.95%, 04/01/24 (a)	125,000	120,116
1.60%, 04/01/26 (a)	50,000	46,693
Textron, Inc.
4.30%, 03/01/24 (a)	10,000	10,209
3.88%, 03/01/25 (a)	75,000	76,443
4.00%, 03/15/26 (a)	100,000	102,329

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Timken Co.
3.88%, 09/01/24 (a)	75,000	75,498
Trane Technologies Global Holding Co., Ltd.
4.25%, 06/15/23	135,000	137,549
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	150,000	151,656
Vontier Corp.
1.80%, 04/01/26 (a)	100,000	90,483
Vulcan Materials Co.
4.50%, 04/01/25 (a)	100,000	103,425
Waste Management, Inc.
2.40%, 05/15/23 (a)	105,000	105,013
3.13%, 03/01/25 (a)	100,000	100,914
0.75%, 11/15/25 (a)	75,000	69,355
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (a)(e)	150,000	152,934
3.20%, 06/15/25 (a)	100,000	98,495
3.45%, 11/15/26 (a)	125,000	123,656
WW Grainger, Inc.
1.85%, 02/15/25 (a)	90,000	87,499
Xylem, Inc.
3.25%, 11/01/26 (a)	100,000	100,111
		21,051,739
Communications 4.9%
Activision Blizzard, Inc.
3.40%, 09/15/26 (a)	175,000	178,146
American Tower Corp.
3.00%, 06/15/23	150,000	150,605
0.60%, 01/15/24	75,000	71,982
5.00%, 02/15/24	200,000	206,966
3.38%, 05/15/24 (a)	100,000	100,414
2.95%, 01/15/25 (a)	150,000	148,554
2.40%, 03/15/25 (a)	175,000	170,529
1.30%, 09/15/25 (a)	200,000	186,628
1.60%, 04/15/26 (a)	200,000	185,650
1.45%, 09/15/26 (a)	100,000	91,519
3.38%, 10/15/26 (a)	200,000	198,244
2.75%, 01/15/27 (a)	200,000	192,150
AT&T, Inc.
4.05%, 12/15/23	50,000	51,270
3.80%, 03/01/24 (a)	100,000	101,818
3.90%, 03/11/24 (a)	100,000	102,271
0.90%, 03/25/24 (a)	400,000	387,736
4.45%, 04/01/24 (a)	150,000	154,491
3.95%, 01/15/25 (a)	100,000	102,618
3.40%, 05/15/25 (a)	500,000	505,090
3.60%, 07/15/25 (a)	75,000	76,276
4.13%, 02/17/26 (a)	425,000	441,804
1.70%, 03/25/26 (a)	650,000	616,687
3.80%, 02/15/27 (a)	100,000	102,479
4.25%, 03/01/27 (a)	200,000	209,188
Bell Canada
0.75%, 03/17/24	100,000	96,259
British Telecommunications PLC
4.50%, 12/04/23 (a)	200,000	204,314
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 02/01/24 (a)	210,000	215,214
4.91%, 07/23/25 (a)	825,000	855,079
Comcast Corp.
3.70%, 04/15/24 (a)	400,000	408,796
3.38%, 02/15/25 (a)	275,000	279,243
3.38%, 08/15/25 (a)	150,000	151,988
3.95%, 10/15/25 (a)	600,000	620,040
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.15%, 03/01/26 (a)	450,000	454,239
2.35%, 01/15/27 (a)	250,000	243,080
3.30%, 02/01/27 (a)	250,000	253,610
Crown Castle International Corp.
3.20%, 09/01/24 (a)	150,000	150,287
1.35%, 07/15/25 (a)	100,000	93,476
4.45%, 02/15/26 (a)	200,000	206,274
3.70%, 06/15/26 (a)	50,000	50,335
1.05%, 07/15/26 (a)	250,000	226,395
2.90%, 03/15/27 (a)	150,000	145,080
Discovery Communications LLC
3.80%, 03/13/24 (a)	100,000	101,303
3.90%, 11/15/24 (a)	125,000	126,340
3.95%, 06/15/25 (a)	100,000	100,767
4.90%, 03/11/26 (a)	150,000	155,895
Electronic Arts, Inc.
4.80%, 03/01/26 (a)	75,000	79,281
Fox Corp.
4.03%, 01/25/24 (a)	250,000	255,275
3.05%, 04/07/25 (a)	120,000	120,072
Grupo Televisa S.A.B.
6.63%, 03/18/25	100,000	108,643
Magallanes, Inc.
3.43%, 03/15/24 (c)	200,000	201,106
3.53%, 03/15/24 (a)(c)	100,000	99,988
3.64%, 03/15/25 (c)	325,000	326,648
3.76%, 03/15/27 (a)(c)	825,000	823,927
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/24 (a)	150,000	151,886
3.60%, 04/15/26 (a)	275,000	278,767
Rogers Communications, Inc.
4.10%, 10/01/23 (a)	200,000	203,130
3.63%, 12/15/25 (a)	100,000	100,981
2.90%, 11/15/26 (a)	125,000	123,156
3.20%, 03/15/27 (a)(c)	250,000	246,142
TCI Communications, Inc.
7.88%, 02/15/26	50,000	58,441
Telefonica Emisiones S.A.
4.10%, 03/08/27	250,000	256,422
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	625,000	628,969
1.50%, 02/15/26 (a)	125,000	116,614
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	200,000	201,232
3.00%, 02/13/26	250,000	250,742
1.85%, 07/30/26	200,000	191,398
Verizon Communications, Inc.
0.75%, 03/22/24	200,000	193,626
3.50%, 11/01/24 (a)	175,000	178,442
3.38%, 02/15/25	300,000	303,741
0.85%, 11/20/25 (a)	150,000	138,936
1.45%, 03/20/26 (a)	475,000	446,752
2.63%, 08/15/26	325,000	318,256
4.13%, 03/16/27	450,000	468,261
3.00%, 03/22/27 (a)	200,000	197,754
ViacomCBS, Inc.
3.50%, 01/15/25 (a)	69,000	69,329
4.75%, 05/15/25 (a)	300,000	312,039
4.00%, 01/15/26 (a)	225,000	229,174
Vodafone Group PLC
3.75%, 01/16/24	155,000	158,415
4.13%, 05/30/25	275,000	283,484
Walt Disney Co.
1.75%, 08/30/24 (a)	100,000	98,218
3.70%, 09/15/24 (a)	150,000	153,224

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.35%, 03/24/25	350,000	355,015
3.70%, 10/15/25 (a)	100,000	102,411
1.75%, 01/13/26	150,000	143,759
3.38%, 11/15/26 (a)	100,000	101,459
Weibo Corp.
3.50%, 07/05/24 (a)	200,000	195,636
WPP Finance 2010
3.75%, 09/19/24	145,000	146,672
		19,288,552
Consumer Cyclical 7.7%
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (a)	200,000	199,380
3.60%, 11/28/24 (a)	350,000	350,997
Amazon.com, Inc.
0.25%, 05/12/23	225,000	221,251
0.40%, 06/03/23	100,000	98,452
0.45%, 05/12/24	400,000	385,588
2.80%, 08/22/24 (a)	450,000	453,748
3.80%, 12/05/24 (a)	250,000	257,665
0.80%, 06/03/25 (a)	275,000	260,213
5.20%, 12/03/25 (a)	75,000	80,898
1.00%, 05/12/26 (a)	550,000	516,054
American Honda Finance Corp.
1.95%, 05/10/23	200,000	199,132
0.88%, 07/07/23	250,000	245,960
3.45%, 07/14/23	125,000	126,611
0.65%, 09/08/23	150,000	146,340
3.63%, 10/10/23	150,000	152,486
3.55%, 01/12/24	100,000	101,594
2.90%, 02/16/24	150,000	150,560
2.40%, 06/27/24	100,000	99,368
0.55%, 07/12/24	250,000	238,157
2.15%, 09/10/24	130,000	128,096
1.20%, 07/08/25	25,000	23,543
1.00%, 09/10/25	150,000	139,929
1.30%, 09/09/26	225,000	208,966
2.30%, 09/09/26	175,000	169,066
2.35%, 01/08/27	150,000	144,719
AutoNation, Inc.
3.50%, 11/15/24 (a)	190,000	190,477
AutoZone, Inc.
3.13%, 04/18/24 (a)	100,000	100,321
3.25%, 04/15/25 (a)	15,000	14,997
3.63%, 04/15/25 (a)	115,000	116,612
3.13%, 04/21/26 (a)	125,000	124,390
Block Financial LLC
5.25%, 10/01/25 (a)	75,000	78,844
Booking Holdings, Inc.
3.65%, 03/15/25 (a)	125,000	127,146
3.60%, 06/01/26 (a)	100,000	101,945
BorgWarner, Inc.
3.38%, 03/15/25 (a)	110,000	110,561
CBRE Services, Inc.
4.88%, 03/01/26 (a)	150,000	157,872
Costco Wholesale Corp.
2.75%, 05/18/24 (a)	205,000	206,730
Cummins, Inc.
3.65%, 10/01/23 (a)	15,000	15,215
0.75%, 09/01/25 (a)	200,000	185,808
Dollar General Corp.
3.25%, 04/15/23 (a)	175,000	176,344
4.15%, 11/01/25 (a)	75,000	77,635
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	200,000	204,962
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
DR Horton, Inc.
5.75%, 08/15/23 (a)	90,000	93,133
2.50%, 10/15/24 (a)	100,000	98,645
2.60%, 10/15/25 (a)	115,000	111,938
1.30%, 10/15/26 (a)	100,000	91,108
eBay, Inc.
3.45%, 08/01/24 (a)	145,000	146,926
1.90%, 03/11/25 (a)	150,000	145,256
1.40%, 05/10/26 (a)	125,000	116,325
Expedia Group, Inc.
3.60%, 12/15/23 (a)	100,000	100,724
4.50%, 08/15/24 (a)	95,000	97,465
5.00%, 02/15/26 (a)	125,000	130,815
General Motors Co.
4.88%, 10/02/23	300,000	309,303
4.00%, 04/01/25	130,000	131,619
6.13%, 10/01/25 (a)	250,000	268,797
General Motors Financial Co., Inc.
3.70%, 05/09/23 (a)	250,000	252,502
4.25%, 05/15/23	150,000	152,677
4.15%, 06/19/23 (a)	200,000	203,414
1.70%, 08/18/23	250,000	247,337
5.10%, 01/17/24 (a)	300,000	310,491
1.05%, 03/08/24	225,000	216,711
3.95%, 04/13/24 (a)	70,000	71,104
1.20%, 10/15/24	150,000	142,809
3.50%, 11/07/24 (a)	150,000	150,530
4.00%, 01/15/25 (a)	250,000	253,685
2.90%, 02/26/25 (a)	275,000	270,055
4.35%, 04/09/25 (a)	225,000	229,275
2.75%, 06/20/25 (a)	250,000	243,185
4.30%, 07/13/25 (a)	175,000	177,753
1.25%, 01/08/26 (a)	175,000	160,051
5.25%, 03/01/26 (a)	275,000	288,373
1.50%, 06/10/26 (a)	275,000	251,366
4.00%, 10/06/26 (a)	125,000	125,534
4.35%, 01/17/27 (a)	275,000	280,142
2.35%, 02/26/27 (a)	150,000	139,977
Genuine Parts Co.
1.75%, 02/01/25 (a)	100,000	95,646
GLP Capital LP/GLP Financing II, Inc.
5.38%, 11/01/23 (a)	95,000	97,554
3.35%, 09/01/24 (a)	90,000	89,446
5.25%, 06/01/25 (a)	150,000	154,561
5.38%, 04/15/26 (a)	175,000	182,800
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	100,000	100,101
Harman International Industries, Inc.
4.15%, 05/15/25 (a)	75,000	77,084
Home Depot, Inc.
2.70%, 04/01/23 (a)	165,000	166,068
3.75%, 02/15/24 (a)	40,000	40,880
3.35%, 09/15/25 (a)	250,000	254,470
3.00%, 04/01/26 (a)	200,000	201,816
2.13%, 09/15/26 (a)	250,000	242,847
Honda Motor Co., Ltd.
2.53%, 03/10/27 (a)	200,000	194,048
Hyatt Hotels Corp.
3.38%, 07/15/23 (a)	125,000	125,119
1.80%, 10/01/24 (a)	200,000	192,378
5.38%, 04/23/25 (a)	90,000	94,435
4.85%, 03/15/26 (a)	75,000	78,075
JD.com, Inc.
3.88%, 04/29/26 (f)	200,000	199,086
Kohl's Corp.
4.25%, 07/17/25 (a)	75,000	76,170

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Las Vegas Sands Corp.
3.20%, 08/08/24 (a)	325,000	314,866
2.90%, 06/25/25 (a)	125,000	116,483
3.50%, 08/18/26 (a)	150,000	141,689
Lennar Corp.
4.88%, 12/15/23 (a)	75,000	76,985
4.50%, 04/30/24 (a)	150,000	153,826
5.88%, 11/15/24 (a)	100,000	105,517
4.75%, 05/30/25 (a)	75,000	77,660
5.25%, 06/01/26 (a)	50,000	52,761
Lowe's Cos., Inc.
3.88%, 09/15/23 (a)	100,000	101,737
3.13%, 09/15/24 (a)	125,000	125,594
4.00%, 04/15/25 (a)	75,000	77,166
3.38%, 09/15/25 (a)	100,000	101,073
2.50%, 04/15/26 (a)	300,000	292,818
Magna International, Inc.
3.63%, 06/15/24 (a)	200,000	202,262
4.15%, 10/01/25 (a)	100,000	102,492
Marriott International, Inc.
4.15%, 12/01/23 (a)	75,000	76,451
3.60%, 04/15/24 (a)	115,000	116,346
5.75%, 05/01/25 (a)	150,000	159,441
3.75%, 10/01/25 (a)	200,000	199,870
McDonald's Corp.
3.38%, 05/26/25 (a)	50,000	50,858
3.30%, 07/01/25 (a)	225,000	227,540
1.45%, 09/01/25 (a)	50,000	47,820
3.70%, 01/30/26 (a)	400,000	410,112
3.50%, 03/01/27 (a)	150,000	152,902
NIKE, Inc.
2.25%, 05/01/23 (a)	150,000	150,182
2.40%, 03/27/25 (a)	80,000	79,576
2.38%, 11/01/26 (a)	200,000	196,308
2.75%, 03/27/27 (a)	150,000	149,408
O'Reilly Automotive, Inc.
3.85%, 06/15/23 (a)	50,000	50,689
3.55%, 03/15/26 (a)	100,000	101,114
PACCAR Financial Corp.
2.65%, 04/06/23	125,000	125,796
0.80%, 06/08/23	75,000	73,768
3.40%, 08/09/23	125,000	126,458
0.35%, 08/11/23	100,000	97,599
0.35%, 02/02/24	100,000	96,333
2.15%, 08/15/24	125,000	123,663
1.80%, 02/06/25	10,000	9,710
1.10%, 05/11/26	50,000	46,430
PulteGroup, Inc.
5.50%, 03/01/26 (a)	150,000	160,102
PVH Corp.
4.63%, 07/10/25 (a)(c)	100,000	102,063
Ralph Lauren Corp.
3.75%, 09/15/25 (a)	100,000	102,341
Ross Stores, Inc.
4.60%, 04/15/25 (a)	170,000	176,851
0.88%, 04/15/26 (a)	50,000	45,706
Sands China Ltd.
5.13%, 08/08/25 (a)	475,000	471,072
3.80%, 01/08/26 (a)	200,000	190,024
Starbucks Corp.
3.85%, 10/01/23 (a)	150,000	152,633
3.80%, 08/15/25 (a)	325,000	333,567
Stellantis N.V.
5.25%, 04/15/23	300,000	307,041
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Tapestry, Inc.
4.25%, 04/01/25 (a)	75,000	76,350
Target Corp.
3.50%, 07/01/24	190,000	194,254
2.25%, 04/15/25 (a)	350,000	345,173
2.50%, 04/15/26	275,000	273,391
TJX Cos., Inc.
2.50%, 05/15/23 (a)	75,000	75,185
2.25%, 09/15/26 (a)	200,000	194,694
Toll Brothers Finance Corp.
4.88%, 11/15/25 (a)	125,000	129,085
4.88%, 03/15/27 (a)	100,000	103,562
Toyota Motor Corp.
3.42%, 07/20/23	200,000	202,566
0.68%, 03/25/24 (a)	250,000	241,035
1.34%, 03/25/26 (a)	200,000	187,878
Toyota Motor Credit Corp.
0.40%, 04/06/23	200,000	196,740
0.50%, 08/14/23	350,000	341,586
1.35%, 08/25/23	150,000	148,130
3.45%, 09/20/23	150,000	152,013
3.35%, 01/08/24	125,000	126,911
0.45%, 01/11/24	200,000	193,192
2.90%, 04/17/24	100,000	100,587
0.63%, 09/13/24	300,000	285,459
2.00%, 10/07/24	75,000	73,661
1.45%, 01/13/25	100,000	96,321
1.80%, 02/13/25	225,000	218,596
3.00%, 04/01/25	350,000	350,654
3.40%, 04/14/25	100,000	101,132
0.80%, 10/16/25	325,000	301,948
0.80%, 01/09/26	150,000	138,995
1.13%, 06/18/26	300,000	278,310
1.90%, 01/13/27	150,000	142,632
3.05%, 03/22/27	250,000	249,510
VF Corp.
2.40%, 04/23/25 (a)	150,000	148,089
Walgreens Boots Alliance, Inc.
0.95%, 11/17/23 (a)	150,000	146,265
3.80%, 11/18/24 (a)	215,000	219,074
3.45%, 06/01/26 (a)	275,000	276,925
Walmart, Inc.
3.40%, 06/26/23 (a)	500,000	508,720
3.30%, 04/22/24 (a)	225,000	228,946
2.85%, 07/08/24 (a)	200,000	202,278
2.65%, 12/15/24 (a)	115,000	115,897
3.55%, 06/26/25 (a)	200,000	205,774
3.05%, 07/08/26 (a)	50,000	50,751
1.05%, 09/17/26 (a)	300,000	279,894
		30,615,107
Consumer Non-Cyclical 11.7%
Abbott Laboratories
3.40%, 11/30/23 (a)	200,000	203,326
2.95%, 03/15/25 (a)	150,000	151,106
3.88%, 09/15/25 (a)	25,000	25,867
3.75%, 11/30/26 (a)	375,000	389,321
AbbVie, Inc.
2.85%, 05/14/23 (a)	100,000	100,576
3.75%, 11/14/23 (a)	225,000	229,475
3.85%, 06/15/24 (a)	200,000	203,958
2.60%, 11/21/24 (a)	700,000	695,240
3.80%, 03/15/25 (a)	525,000	535,904
3.60%, 05/14/25 (a)	700,000	710,626
3.20%, 05/14/26 (a)	375,000	376,211
2.95%, 11/21/26 (a)	750,000	744,165

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Agilent Technologies, Inc.
3.88%, 07/15/23 (a)	130,000	131,957
3.05%, 09/22/26 (a)	75,000	74,306
Altria Group, Inc.
4.00%, 01/31/24	165,000	168,279
3.80%, 02/14/24 (a)(f)	75,000	75,995
2.35%, 05/06/25 (a)	155,000	150,623
4.40%, 02/14/26 (a)	100,000	103,557
2.63%, 09/16/26 (a)	125,000	120,809
AmerisourceBergen Corp.
3.40%, 05/15/24 (a)	125,000	126,160
3.25%, 03/01/25 (a)	20,000	19,980
Amgen, Inc.
2.25%, 08/19/23 (a)	50,000	50,005
3.63%, 05/22/24 (a)	300,000	305,679
1.90%, 02/21/25 (a)	120,000	116,729
3.13%, 05/01/25 (a)	200,000	201,432
2.60%, 08/19/26 (a)	250,000	246,805
2.20%, 02/21/27 (a)	250,000	240,372
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	550,000	562,875
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	200,000	196,616
Astrazeneca Finance LLC
0.70%, 05/28/24 (a)	300,000	287,904
1.20%, 05/28/26 (a)	250,000	233,030
AstraZeneca PLC
0.30%, 05/26/23	275,000	269,186
3.50%, 08/17/23 (a)	75,000	76,154
3.38%, 11/16/25	400,000	406,052
0.70%, 04/08/26 (a)	225,000	205,976
BAT Capital Corp.
3.22%, 08/15/24 (a)	475,000	474,948
2.79%, 09/06/24 (a)	200,000	197,518
3.22%, 09/06/26 (a)	200,000	194,202
BAT International Finance PLC
1.67%, 03/25/26 (a)	300,000	275,895
Baxalta, Inc.
4.00%, 06/23/25 (a)	150,000	152,992
Baxter International, Inc.
0.87%, 12/01/23 (c)	200,000	193,690
1.32%, 11/29/24 (c)	100,000	95,503
2.60%, 08/15/26 (a)	200,000	194,476
1.92%, 02/01/27 (a)(c)	250,000	233,875
Becton Dickinson & Co.
3.36%, 06/06/24 (a)	200,000	201,864
3.73%, 12/15/24 (a)	170,000	172,914
Biogen, Inc.
4.05%, 09/15/25 (a)	350,000	359,803
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27 (a)	150,000	148,230
Boston Scientific Corp.
3.45%, 03/01/24 (a)	77,000	77,977
Bristol-Myers Squibb Co.
3.25%, 11/01/23	125,000	126,659
0.54%, 11/13/23 (a)	150,000	145,932
3.63%, 05/15/24 (a)	75,000	76,405
2.90%, 07/26/24 (a)	525,000	528,927
3.88%, 08/15/25 (a)	250,000	254,669
0.75%, 11/13/25 (a)	200,000	185,952
3.20%, 06/15/26 (a)	400,000	406,160
Brown-Forman Corp.
3.50%, 04/15/25 (a)	75,000	76,163
Brunswick Corp.
0.85%, 08/18/24 (a)	125,000	118,740
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (a)	100,000	94,757
3.25%, 08/15/26 (a)	150,000	149,478
Campbell Soup Co.
3.95%, 03/15/25 (a)	200,000	203,834
3.30%, 03/19/25 (a)	75,000	75,099
Cardinal Health, Inc.
3.08%, 06/15/24 (a)	150,000	150,254
3.50%, 11/15/24 (a)	95,000	95,838
3.75%, 09/15/25 (a)	100,000	101,510
Cigna Corp.
3.00%, 07/15/23 (a)	175,000	176,013
3.75%, 07/15/23 (a)	242,000	245,640
0.61%, 03/15/24 (a)	125,000	120,116
3.50%, 06/15/24 (a)	150,000	151,756
3.25%, 04/15/25 (a)	25,000	25,114
4.13%, 11/15/25 (a)	425,000	438,774
4.50%, 02/25/26 (a)	275,000	287,754
1.25%, 03/15/26 (a)	100,000	93,353
3.40%, 03/01/27 (a)	250,000	252,232
Clorox Co.
3.50%, 12/15/24 (a)	125,000	126,790
Coca-Cola Co.
1.75%, 09/06/24	200,000	198,134
Colgate-Palmolive Co.
2.10%, 05/01/23	25,000	24,966
3.25%, 03/15/24	125,000	127,086
CommonSpirit Health
1.55%, 10/01/25 (a)	250,000	234,735
Conagra Brands, Inc.
4.30%, 05/01/24 (a)	75,000	77,090
4.60%, 11/01/25 (a)	300,000	310,962
Constellation Brands, Inc.
4.25%, 05/01/23	250,000	254,735
4.75%, 11/15/24	100,000	104,109
4.40%, 11/15/25 (a)	100,000	103,486
4.75%, 12/01/25	50,000	52,462
3.70%, 12/06/26 (a)	100,000	101,267
CVS Health Corp.
4.00%, 12/05/23 (a)	75,000	76,550
3.38%, 08/12/24 (a)	125,000	126,553
2.63%, 08/15/24 (a)	190,000	189,436
4.10%, 03/25/25 (a)	200,000	205,366
3.88%, 07/20/25 (a)	600,000	612,486
2.88%, 06/01/26 (a)	300,000	297,801
3.00%, 08/15/26 (a)	50,000	49,728
Danaher Corp.
3.35%, 09/15/25 (a)	50,000	50,345
DH Europe Finance II Sarl
2.20%, 11/15/24 (a)	180,000	176,630
Diageo Capital PLC
2.63%, 04/29/23 (a)	175,000	175,828
2.13%, 10/24/24 (a)	200,000	196,710
1.38%, 09/29/25 (a)	200,000	189,604
Eli Lilly & Co.
2.75%, 06/01/25 (a)	100,000	99,759
Estee Lauder Cos., Inc.
2.00%, 12/01/24 (a)	100,000	98,413
General Mills, Inc.
3.70%, 10/17/23 (a)	200,000	203,318
3.65%, 02/15/24 (a)	150,000	152,320
4.00%, 04/17/25 (a)	100,000	102,254
3.20%, 02/10/27 (a)	150,000	150,419

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Gilead Sciences, Inc.
2.50%, 09/01/23 (a)	125,000	125,296
0.75%, 09/29/23 (a)	288,000	281,183
3.70%, 04/01/24 (a)	345,000	351,182
3.50%, 02/01/25 (a)	325,000	329,664
3.65%, 03/01/26 (a)	525,000	534,838
2.95%, 03/01/27 (a)	150,000	148,749
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (a)	250,000	243,510
3.00%, 06/01/24 (a)	175,000	176,430
GlaxoSmithKline Capital, Inc.
3.38%, 05/15/23	250,000	253,582
3.63%, 05/15/25	200,000	204,416
GSK Consumer Healthcare Capital US LLC
3.02%, 03/24/24 (a)(c)	250,000	250,125
3.38%, 03/24/27 (a)(c)	375,000	375,274
Hasbro, Inc.
3.00%, 11/19/24 (a)	100,000	99,664
3.55%, 11/19/26 (a)	125,000	125,156
HCA, Inc.
4.75%, 05/01/23	235,000	241,122
5.00%, 03/15/24	400,000	414,708
5.25%, 04/15/25	225,000	236,718
5.25%, 06/15/26 (a)	300,000	316,935
4.50%, 02/15/27 (a)	150,000	155,128
3.13%, 03/15/27 (a)(c)	200,000	195,478
Hershey Co.
3.38%, 05/15/23 (a)	65,000	65,730
2.05%, 11/15/24 (a)	200,000	197,722
2.30%, 08/15/26 (a)	100,000	97,852
Hormel Foods Corp.
0.65%, 06/03/24 (a)	200,000	192,058
JM Smucker Co.
3.50%, 03/15/25	225,000	228,204
Johnson & Johnson
3.38%, 12/05/23	175,000	178,332
2.63%, 01/15/25 (a)	145,000	145,809
0.55%, 09/01/25 (a)	225,000	210,238
2.45%, 03/01/26 (a)	375,000	373,230
Kellogg Co.
2.65%, 12/01/23	175,000	175,486
3.25%, 04/01/26	100,000	100,465
Keurig Dr Pepper, Inc.
4.06%, 05/25/23 (a)	201,000	204,491
3.13%, 12/15/23 (a)	100,000	100,784
0.75%, 03/15/24 (a)	225,000	217,507
4.42%, 05/25/25 (a)	150,000	154,644
3.40%, 11/15/25 (a)	100,000	100,745
2.55%, 09/15/26 (a)	75,000	72,840
Kimberly-Clark Corp.
3.05%, 08/15/25	100,000	100,793
2.75%, 02/15/26	100,000	99,888
Kraft Heinz Foods Co.
3.00%, 06/01/26 (a)	350,000	344,932
Kroger Co.
3.85%, 08/01/23 (a)	125,000	126,869
4.00%, 02/01/24 (a)	110,000	112,116
3.50%, 02/01/26 (a)	50,000	50,562
2.65%, 10/15/26 (a)	150,000	146,525
Laboratory Corp. of America Holdings
4.00%, 11/01/23 (a)	75,000	76,074
3.25%, 09/01/24 (a)	125,000	125,691
2.30%, 12/01/24 (a)	50,000	49,078
3.60%, 02/01/25 (a)	225,000	227,450
1.55%, 06/01/26 (a)	50,000	46,630
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
McCormick & Co., Inc.
3.15%, 08/15/24 (a)	125,000	125,411
0.90%, 02/15/26 (a)	100,000	91,644
McKesson Corp.
3.80%, 03/15/24 (a)	200,000	202,922
0.90%, 12/03/25 (a)	50,000	45,951
1.30%, 08/15/26 (a)	100,000	91,973
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	150,000	153,807
Medtronic, Inc.
3.50%, 03/15/25	380,000	388,018
Merck & Co., Inc.
2.80%, 05/18/23	300,000	302,382
2.90%, 03/07/24 (a)	145,000	146,473
2.75%, 02/10/25 (a)	470,000	471,659
0.75%, 02/24/26 (a)	200,000	186,576
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	400,000	394,748
Mondelez International, Inc.
1.50%, 05/04/25 (a)	175,000	168,040
2.63%, 03/17/27 (a)	150,000	146,480
Mylan, Inc.
4.20%, 11/29/23 (a)	100,000	101,739
Novartis Capital Corp.
3.40%, 05/06/24	400,000	407,440
1.75%, 02/14/25 (a)	35,000	34,173
3.00%, 11/20/25 (a)	375,000	377,310
2.00%, 02/14/27 (a)	325,000	313,319
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	75,000	70,891
PepsiCo, Inc.
0.75%, 05/01/23	225,000	222,595
0.40%, 10/07/23	150,000	146,666
3.60%, 03/01/24 (a)	250,000	255,477
2.25%, 03/19/25 (a)	325,000	321,815
2.75%, 04/30/25 (a)	275,000	274,821
3.50%, 07/17/25 (a)	100,000	102,366
2.85%, 02/24/26 (a)	125,000	125,956
2.38%, 10/06/26 (a)	125,000	122,989
PerkinElmer, Inc.
0.55%, 09/15/23 (a)	100,000	97,202
0.85%, 09/15/24 (a)	150,000	142,475
Pfizer, Inc.
3.00%, 06/15/23	100,000	101,140
3.20%, 09/15/23 (a)	200,000	202,892
2.95%, 03/15/24 (a)	150,000	151,674
3.40%, 05/15/24	100,000	102,001
0.80%, 05/28/25 (a)	150,000	141,692
2.75%, 06/03/26	250,000	250,067
3.00%, 12/15/26	250,000	252,300
Philip Morris International, Inc.
1.13%, 05/01/23	150,000	148,374
2.13%, 05/10/23 (a)	90,000	89,761
3.60%, 11/15/23	100,000	101,842
2.88%, 05/01/24 (a)	65,000	65,186
3.25%, 11/10/24	180,000	181,544
1.50%, 05/01/25 (a)	175,000	167,090
3.38%, 08/11/25 (a)	75,000	75,557
2.75%, 02/25/26 (a)	150,000	148,608
0.88%, 05/01/26 (a)	150,000	137,129
Procter & Gamble Co.
3.10%, 08/15/23	100,000	101,553
0.55%, 10/29/25	225,000	209,506
2.70%, 02/02/26	100,000	100,294
1.00%, 04/23/26	150,000	140,522
2.45%, 11/03/26	200,000	197,300

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Quest Diagnostics, Inc.
4.25%, 04/01/24 (a)	75,000	76,937
3.50%, 03/30/25 (a)	200,000	202,128
Reynolds American, Inc.
4.85%, 09/15/23	105,000	107,792
4.45%, 06/12/25 (a)	375,000	383,036
Royalty Pharma PLC
0.75%, 09/02/23	200,000	194,470
1.20%, 09/02/25 (a)	175,000	161,959
Sanofi
3.38%, 06/19/23 (a)	175,000	177,221
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	170,000	170,663
3.20%, 09/23/26 (a)	550,000	551,072
SSM Health Care Corp.
3.69%, 06/01/23 (a)	115,000	116,171
Stryker Corp.
0.60%, 12/01/23 (a)	100,000	96,932
3.38%, 05/15/24 (a)	125,000	126,305
1.15%, 06/15/25 (a)	125,000	117,806
3.38%, 11/01/25 (a)	150,000	151,337
3.50%, 03/15/26 (a)	175,000	177,301
Sutter Health
1.32%, 08/15/25 (a)	75,000	70,436
Sysco Corp.
3.75%, 10/01/25 (a)	125,000	127,251
3.30%, 07/15/26 (a)	200,000	201,064
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23 (a)	200,000	204,946
Thermo Fisher Scientific, Inc.
1.22%, 10/18/24 (a)	500,000	481,005
Tyson Foods, Inc.
3.90%, 09/28/23 (a)	50,000	50,773
3.95%, 08/15/24 (a)	300,000	306,063
4.00%, 03/01/26 (a)	150,000	153,615
Unilever Capital Corp.
0.38%, 09/14/23	100,000	97,550
3.25%, 03/07/24 (a)	150,000	152,023
2.60%, 05/05/24 (a)	150,000	150,416
3.38%, 03/22/25 (a)	150,000	152,349
3.10%, 07/30/25	100,000	100,915
2.00%, 07/28/26	200,000	192,832
Universal Health Services, Inc.
1.65%, 09/01/26 (a)(c)	150,000	137,679
UPMC
3.60%, 04/03/25	160,000	161,472
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	425,000	422,399
Viatris, Inc.
1.65%, 06/22/25 (a)	125,000	116,404
Whirlpool Corp.
4.00%, 03/01/24	10,000	10,196
3.70%, 05/01/25	125,000	126,719
Wyeth LLC
6.45%, 02/01/24	150,000	160,758
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/25 (a)	400,000	404,180
Zoetis, Inc.
4.50%, 11/13/25 (a)	100,000	104,560
		46,538,602
Energy 6.5%
Baker Hughes Holdings LLC
2.06%, 12/15/26 (a)	150,000	143,067
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	125,000	129,256
5.95%, 06/01/26 (a)	100,000	108,087
BP Capital Markets America, Inc.
2.75%, 05/10/23	140,000	140,748
3.79%, 02/06/24 (a)	190,000	193,372
3.19%, 04/06/25 (a)	155,000	156,127
3.80%, 09/21/25 (a)	200,000	205,974
3.41%, 02/11/26 (a)	100,000	101,224
3.12%, 05/04/26 (a)	200,000	199,468
3.02%, 01/16/27 (a)	175,000	174,277
BP Capital Markets PLC
2.75%, 05/10/23	100,000	100,327
3.99%, 09/26/23	150,000	153,071
3.81%, 02/10/24	250,000	255,235
3.54%, 11/04/24	150,000	152,549
3.51%, 03/17/25	175,000	178,286
Canadian Natural Resources Ltd.
3.80%, 04/15/24 (a)	125,000	126,778
3.90%, 02/01/25 (a)	100,000	101,337
2.05%, 07/15/25 (a)	125,000	119,971
Cenovus Energy, Inc.
5.38%, 07/15/25 (a)	150,000	158,412
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 (a)	250,000	266,172
5.88%, 03/31/25 (a)	300,000	317,613
Chevron Corp.
1.14%, 05/11/23	150,000	148,631
2.57%, 05/16/23 (a)	150,000	150,549
3.19%, 06/24/23 (a)	300,000	303,624
2.90%, 03/03/24 (a)	200,000	202,124
1.55%, 05/11/25 (a)	450,000	434,182
3.33%, 11/17/25 (a)	150,000	152,238
2.95%, 05/16/26 (a)	425,000	427,278
Chevron USA, Inc.
0.43%, 08/11/23	100,000	97,786
3.90%, 11/15/24 (a)	145,000	149,559
0.69%, 08/12/25 (a)	100,000	93,411
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	200,000	206,628
ConocoPhillips Co.
4.95%, 03/15/26 (a)	300,000	321,483
Continental Resources, Inc.
4.50%, 04/15/23 (a)	125,000	126,779
3.80%, 06/01/24 (a)	200,000	201,478
Coterra Energy, Inc.
4.38%, 06/01/24 (a)(c)	150,000	153,168
Devon Energy Corp.
5.25%, 09/15/24 (a)(c)	100,000	104,558
5.85%, 12/15/25 (a)	100,000	108,336
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	100,000	99,952
Eastern Energy Gas Holdings LLC
3.55%, 11/01/23 (a)	75,000	75,859
2.50%, 11/15/24 (a)	120,000	118,814
3.60%, 12/15/24 (a)	61,000	61,587
Enable Midstream Partners LP
3.90%, 05/15/24 (a)	100,000	100,714
Enbridge Energy Partners LP
5.88%, 10/15/25 (a)	75,000	80,891
Enbridge, Inc.
4.00%, 10/01/23 (a)	200,000	203,132
3.50%, 06/10/24 (a)	150,000	151,613
2.50%, 01/15/25 (a)	25,000	24,527

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.60%, 10/04/26 (a)	175,000	162,150
4.25%, 12/01/26 (a)	200,000	206,872
Energy Transfer LP
3.90%, 07/15/26 (a)	100,000	100,774
Energy Transfer Operating LP
4.20%, 09/15/23 (a)	125,000	126,731
5.88%, 01/15/24 (a)	200,000	208,078
4.90%, 02/01/24 (a)	95,000	97,266
4.50%, 04/15/24 (a)	120,000	122,434
4.05%, 03/15/25 (a)	200,000	202,704
2.90%, 05/15/25 (a)	200,000	196,462
4.75%, 01/15/26 (a)	150,000	155,848
4.40%, 03/15/27 (a)	150,000	153,173
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	125,000	126,975
Enterprise Products Operating LLC
3.90%, 02/15/24 (a)	175,000	178,293
3.75%, 02/15/25 (a)	185,000	188,587
3.70%, 02/15/26 (a)	200,000	202,926
EOG Resources, Inc.
3.15%, 04/01/25 (a)	125,000	125,708
4.15%, 01/15/26 (a)	100,000	103,587
EQT Corp.
6.13%, 02/01/25 (a)(e)	200,000	211,500
Exxon Mobil Corp.
3.18%, 03/15/24 (a)	190,000	192,744
2.02%, 08/16/24 (a)	205,000	203,063
2.71%, 03/06/25 (a)	350,000	349,667
2.99%, 03/19/25 (a)	505,000	507,858
3.04%, 03/01/26 (a)	450,000	453,928
2.28%, 08/16/26 (a)	200,000	196,142
3.29%, 03/19/27 (a)	200,000	204,216
Halliburton Co.
3.50%, 08/01/23 (a)	110,000	111,163
3.80%, 11/15/25 (a)	95,000	97,123
Hess Corp.
3.50%, 07/15/24 (a)	75,000	75,662
HollyFrontier Corp.
2.63%, 10/01/23	75,000	74,343
5.88%, 04/01/26 (a)	200,000	209,566
Kinder Morgan Energy Partners LP
3.50%, 09/01/23 (a)	125,000	126,195
4.15%, 02/01/24 (a)	150,000	152,631
4.30%, 05/01/24 (a)	150,000	153,193
4.25%, 09/01/24 (a)	50,000	51,117
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	325,000	333,739
1.75%, 11/15/26 (a)	75,000	69,856
Magellan Midstream Partners LP
5.00%, 03/01/26 (a)	150,000	158,311
Marathon Petroleum Corp.
3.63%, 09/15/24 (a)	150,000	151,289
4.70%, 05/01/25 (a)	275,000	286,242
5.13%, 12/15/26 (a)	100,000	106,658
MPLX LP
4.50%, 07/15/23 (a)	210,000	213,536
4.88%, 12/01/24 (a)	225,000	233,289
4.00%, 02/15/25 (a)	20,000	20,273
4.88%, 06/01/25 (a)	225,000	233,345
1.75%, 03/01/26 (a)	300,000	281,604
4.13%, 03/01/27 (a)	200,000	205,054
National Fuel Gas Co.
5.20%, 07/15/25 (a)	175,000	182,101
5.50%, 01/15/26 (a)	50,000	52,857
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ONEOK Partners LP
5.00%, 09/15/23 (a)	100,000	102,465
4.90%, 03/15/25 (a)	100,000	103,334
ONEOK, Inc.
7.50%, 09/01/23 (a)	15,000	15,800
2.75%, 09/01/24 (a)	120,000	118,733
2.20%, 09/15/25 (a)	100,000	95,711
5.85%, 01/15/26 (a)	120,000	129,136
Ovintiv Exploration, Inc.
5.63%, 07/01/24	200,000	210,346
5.38%, 01/01/26 (a)	150,000	159,132
Phillips 66
3.70%, 04/06/23	150,000	152,076
3.85%, 04/09/25 (a)	225,000	229,572
1.30%, 02/15/26 (a)	50,000	46,785
Phillips 66 Partners LP
2.45%, 12/15/24 (a)	70,000	68,951
3.61%, 02/15/25 (a)	95,000	95,993
3.55%, 10/01/26 (a)	100,000	100,249
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	200,000	185,710
Plains All American Pipeline LP/PAA Finance Corp.
3.85%, 10/15/23 (a)	155,000	156,417
3.60%, 11/01/24 (a)	155,000	155,502
4.65%, 10/15/25 (a)	200,000	205,716
4.50%, 12/15/26 (a)	100,000	102,708
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (a)	275,000	281,550
5.75%, 05/15/24 (a)	375,000	392,801
5.63%, 03/01/25 (a)	375,000	396,626
5.88%, 06/30/26 (a)	275,000	297,613
5.00%, 03/15/27 (a)	250,000	264,727
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	50,000	47,425
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	340,000	345,586
Shell International Finance BV
0.38%, 09/15/23	200,000	194,936
3.50%, 11/13/23 (a)	200,000	203,674
2.00%, 11/07/24 (a)	225,000	222,183
3.25%, 05/11/25	500,000	505,135
2.88%, 05/10/26	325,000	325,955
2.50%, 09/12/26	175,000	172,539
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	250,000	257,302
3.50%, 03/15/25 (a)	125,000	125,878
Suncor Energy, Inc.
2.80%, 05/15/23	100,000	100,347
3.10%, 05/15/25 (a)	100,000	99,640
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24 (a)	15,000	15,251
5.95%, 12/01/25 (a)	100,000	106,983
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.88%, 04/15/26	250,000	257,975
TotalEnergies Capital Canada Ltd.
2.75%, 07/15/23	225,000	225,848
TotalEnergies Capital International S.A.
3.70%, 01/15/24	220,000	223,813
3.75%, 04/10/24	225,000	229,536
2.43%, 01/10/25 (a)	100,000	98,919
TransCanada PipeLines Ltd.
3.75%, 10/16/23 (a)	250,000	253,725
4.88%, 01/15/26 (a)	250,000	262,712
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	75,000	86,059

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Valero Energy Corp.
2.85%, 04/15/25 (a)	58,000	57,370
3.40%, 09/15/26 (a)	175,000	174,573
Williams Cos., Inc.
4.50%, 11/15/23 (a)	125,000	127,708
4.30%, 03/04/24 (a)	250,000	255,437
4.55%, 06/24/24 (a)	219,000	225,244
3.90%, 01/15/25 (a)	175,000	177,501
4.00%, 09/15/25 (a)	150,000	152,303
		25,936,295
Industrial Other 0.0%
Yale University
0.87%, 04/15/25 (a)	100,000	95,007
Technology 10.1%
Adobe, Inc.
1.90%, 02/01/25 (a)	70,000	68,432
3.25%, 02/01/25 (a)	200,000	202,818
Alphabet, Inc.
3.38%, 02/25/24	160,000	163,554
0.45%, 08/15/25 (a)	175,000	163,380
2.00%, 08/15/26 (a)	375,000	365,816
Analog Devices, Inc.
2.95%, 04/01/25 (a)	75,000	75,264
3.50%, 12/05/26 (a)	175,000	179,287
Apple Inc.
2.40%, 05/03/23	500,000	502,745
0.75%, 05/11/23	325,000	320,976
3.00%, 02/09/24 (a)	350,000	354,403
3.45%, 05/06/24	475,000	485,417
2.85%, 05/11/24 (a)	350,000	353,101
1.80%, 09/11/24 (a)	170,000	167,450
2.75%, 01/13/25 (a)	310,000	310,821
2.50%, 02/09/25	150,000	149,736
1.13%, 05/11/25 (a)	425,000	406,223
3.20%, 05/13/25	375,000	380,760
0.55%, 08/20/25 (a)	250,000	233,147
0.70%, 02/08/26 (a)	300,000	279,375
3.25%, 02/23/26 (a)	525,000	535,258
2.45%, 08/04/26 (a)	400,000	395,568
2.05%, 09/11/26 (a)	375,000	364,245
3.35%, 02/09/27 (a)	450,000	459,756
Applied Materials, Inc.
3.90%, 10/01/25 (a)	125,000	128,755
Arrow Electronics, Inc.
3.25%, 09/08/24 (a)	125,000	125,254
4.00%, 04/01/25 (a)	75,000	76,133
Autodesk, Inc.
4.38%, 06/15/25 (a)	75,000	77,142
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	175,000	178,848
Avnet, Inc.
4.63%, 04/15/26 (a)	125,000	128,893
Baidu, Inc.
3.88%, 09/29/23 (a)	200,000	202,060
4.38%, 05/14/24 (a)	250,000	254,570
4.13%, 06/30/25	200,000	202,882
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (a)	165,000	167,010
3.13%, 01/15/25 (a)	215,000	214,215
3.88%, 01/15/27 (a)	250,000	251,792
Broadcom, Inc.
3.63%, 10/15/24 (a)	150,000	152,005
4.70%, 04/15/25 (a)	250,000	259,257
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.15%, 11/15/25 (a)	280,000	278,236
4.25%, 04/15/26 (a)	200,000	205,436
3.46%, 09/15/26 (a)	200,000	199,484
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	100,000	100,760
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24 (a)	100,000	103,590
4.13%, 05/01/25 (a)	125,000	125,950
2.67%, 12/01/26 (a)	175,000	165,272
CGI, Inc.
1.45%, 09/14/26 (a)(c)	150,000	137,918
Cisco Systems, Inc.
2.20%, 09/20/23 (a)	100,000	100,212
3.63%, 03/04/24	200,000	204,798
3.50%, 06/15/25	100,000	102,319
2.95%, 02/28/26	125,000	126,033
2.50%, 09/20/26 (a)	300,000	298,233
Citrix Systems, Inc.
1.25%, 03/01/26 (a)	150,000	145,734
Dell International LLC/EMC Corp.
5.45%, 06/15/23 (a)	202,000	208,102
4.00%, 07/15/24 (a)	100,000	102,149
5.85%, 07/15/25 (a)	200,000	213,912
6.02%, 06/15/26 (a)	825,000	895,356
4.90%, 10/01/26 (a)	325,000	341,321
DXC Technology Co.
1.80%, 09/15/26 (a)	150,000	137,736
Equifax, Inc.
3.95%, 06/15/23 (a)	75,000	76,032
2.60%, 12/01/24 (a)	125,000	123,644
2.60%, 12/15/25 (a)	75,000	73,016
Equinix, Inc.
2.63%, 11/18/24 (a)	145,000	142,954
1.25%, 07/15/25 (a)	100,000	93,308
1.00%, 09/15/25 (a)	150,000	137,933
1.45%, 05/15/26 (a)	150,000	138,060
2.90%, 11/18/26 (a)	125,000	121,470
Fidelity National Information Services, Inc.
0.60%, 03/01/24	150,000	143,633
1.15%, 03/01/26 (a)	275,000	252,810
Fiserv, Inc.
3.80%, 10/01/23 (a)	195,000	198,192
2.75%, 07/01/24 (a)	400,000	397,880
3.85%, 06/01/25 (a)	175,000	178,010
3.20%, 07/01/26 (a)	325,000	324,220
Flex Ltd.
4.75%, 06/15/25 (a)	100,000	103,242
3.75%, 02/01/26 (a)	175,000	175,210
Fortinet, Inc.
1.00%, 03/15/26 (a)	125,000	113,838
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/26 (a)(e)	150,000	139,292
Global Payments, Inc.
3.75%, 06/01/23 (a)	100,000	100,985
4.00%, 06/01/23 (a)	100,000	101,435
1.50%, 11/15/24 (a)	100,000	95,628
2.65%, 02/15/25 (a)	150,000	147,231
1.20%, 03/01/26 (a)	150,000	138,420
4.80%, 04/01/26 (a)	150,000	157,588
2.15%, 01/15/27 (a)	200,000	188,018
Hewlett Packard Enterprise Co.
4.45%, 10/02/23 (a)	225,000	230,445
1.45%, 04/01/24 (a)	200,000	194,230
4.90%, 10/15/25 (a)	450,000	471,244
1.75%, 04/01/26 (a)	150,000	141,006

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
HP, Inc.
2.20%, 06/17/25 (a)	300,000	289,335
Intel Corp.
2.88%, 05/11/24 (a)	300,000	302,469
3.40%, 03/25/25 (a)	350,000	355,397
3.70%, 07/29/25 (a)	475,000	486,552
2.60%, 05/19/26 (a)	150,000	148,814
International Business Machines Corp.
3.38%, 08/01/23	290,000	294,109
3.63%, 02/12/24	450,000	458,766
3.00%, 05/15/24	550,000	553,883
7.00%, 10/30/25	175,000	198,079
3.45%, 02/19/26	225,000	228,699
3.30%, 05/15/26	600,000	606,666
Intuit, Inc.
0.65%, 07/15/23	100,000	97,882
0.95%, 07/15/25 (a)	100,000	93,953
Jabil, Inc.
1.70%, 04/15/26 (a)	125,000	116,555
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	75,000	69,854
Keysight Technologies, Inc.
4.55%, 10/30/24 (a)	125,000	128,684
KLA Corp.
4.65%, 11/01/24 (a)	225,000	233,280
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)(c)	150,000	134,825
Lam Research Corp.
3.80%, 03/15/25 (a)	65,000	66,579
3.75%, 03/15/26 (a)	175,000	180,140
Leidos, Inc.
2.95%, 05/15/23 (a)	100,000	100,399
3.63%, 05/15/25 (a)	60,000	60,213
Marvell Technology, Inc.
4.20%, 06/22/23 (a)	75,000	76,257
1.65%, 04/15/26 (a)	100,000	93,048
Mastercard, Inc.
3.38%, 04/01/24	200,000	203,584
2.00%, 03/03/25 (a)	175,000	172,312
2.95%, 11/21/26 (a)	100,000	100,711
Microchip Technology, Inc.
4.33%, 06/01/23 (a)	195,000	198,270
2.67%, 09/01/23	200,000	199,456
0.97%, 02/15/24	250,000	239,927
4.25%, 09/01/25 (a)	200,000	202,678
Micron Technology, Inc.
4.98%, 02/06/26 (a)	100,000	104,814
4.19%, 02/15/27 (a)	225,000	230,902
Microsoft Corp.
2.00%, 08/08/23 (a)	370,000	371,147
3.63%, 12/15/23 (a)	325,000	333,466
2.88%, 02/06/24 (a)	470,000	476,180
2.70%, 02/12/25 (a)	415,000	417,473
3.13%, 11/03/25 (a)	500,000	508,155
2.40%, 08/08/26 (a)	600,000	595,224
3.30%, 02/06/27 (a)	750,000	769,777
Moody's Corp.
4.88%, 02/15/24 (a)	125,000	128,898
3.75%, 03/24/25 (a)	100,000	101,815
Motorola Solutions, Inc.
4.00%, 09/01/24	125,000	127,109
NetApp, Inc.
3.30%, 09/29/24 (a)	115,000	115,506
1.88%, 06/22/25 (a)	100,000	95,713
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NVIDIA Corp.
0.31%, 06/15/23 (a)	250,000	245,015
0.58%, 06/14/24 (a)	200,000	192,084
3.20%, 09/16/26 (a)	200,000	203,406
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (a)(c)	200,000	205,704
5.35%, 03/01/26 (a)(c)	25,000	26,447
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)(c)	125,000	121,645
3.88%, 06/18/26 (a)(c)	175,000	175,794
Oracle Corp.
3.63%, 07/15/23	200,000	202,768
2.40%, 09/15/23 (a)	475,000	473,214
3.40%, 07/08/24 (a)	400,000	403,108
2.95%, 11/15/24 (a)	400,000	397,952
2.50%, 04/01/25 (a)	735,000	717,919
2.95%, 05/15/25 (a)	475,000	468,868
1.65%, 03/25/26 (a)	375,000	349,155
2.80%, 04/01/27 (a)	350,000	335,499
PayPal Holdings, Inc.
1.35%, 06/01/23	175,000	173,705
2.40%, 10/01/24 (a)	225,000	224,212
1.65%, 06/01/25 (a)	200,000	192,514
2.65%, 10/01/26 (a)	225,000	221,526
QUALCOMM, Inc.
2.90%, 05/20/24 (a)	150,000	151,179
3.45%, 05/20/25 (a)	275,000	279,403
S&P Global, Inc.
2.95%, 01/22/27 (a)	150,000	149,489
2.45%, 03/01/27 (a)(c)	225,000	218,988
salesforce.com, Inc.
3.25%, 04/11/23 (a)	275,000	278,429
0.63%, 07/15/24 (a)	100,000	95,869
Skyworks Solutions, Inc.
0.90%, 06/01/23 (a)	100,000	97,820
1.80%, 06/01/26 (a)	100,000	93,172
SYNNEX Corp.
1.25%, 08/09/24 (a)(c)	175,000	166,684
1.75%, 08/09/26 (a)(c)	100,000	91,607
Texas Instruments, Inc.
2.25%, 05/01/23 (a)	25,000	25,028
2.63%, 05/15/24 (a)	50,000	50,165
1.38%, 03/12/25 (a)	150,000	144,465
1.13%, 09/15/26 (a)	150,000	140,279
Thomson Reuters Corp.
4.30%, 11/23/23 (a)	110,000	112,321
3.35%, 05/15/26 (a)	100,000	100,610
Trimble, Inc.
4.15%, 06/15/23 (a)	50,000	50,703
4.75%, 12/01/24 (a)	70,000	72,053
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	275,000	257,939
Tyco Electronics Group S.A.
3.70%, 02/15/26 (a)	150,000	152,988
VeriSign, Inc.
5.25%, 04/01/25 (a)	100,000	104,959
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	175,000	178,866
Visa, Inc.
3.15%, 12/14/25 (a)	725,000	733,562
VMware, Inc.
0.60%, 08/15/23	250,000	243,075
4.50%, 05/15/25 (a)	200,000	206,184
1.40%, 08/15/26 (a)	375,000	344,827

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Western Digital Corp.
4.75%, 02/15/26 (a)	450,000	459,018
Western Union Co.
4.25%, 06/09/23 (a)	30,000	30,505
2.85%, 01/10/25 (a)	100,000	98,853
1.35%, 03/15/26 (a)	125,000	115,510
Xilinx, Inc.
2.95%, 06/01/24 (a)	150,000	150,320
		40,220,833
Transportation 1.4%
BNSF Funding Trust I
6.61%, 12/15/55 (a)(b)	100,000	106,324
Burlington Northern Santa Fe LLC
3.85%, 09/01/23 (a)	200,000	203,362
3.75%, 04/01/24 (a)	177,000	180,563
3.00%, 04/01/25 (a)	100,000	100,941
3.65%, 09/01/25 (a)	50,000	51,165
7.00%, 12/15/25	50,000	56,754
Canadian National Railway Co.
2.95%, 11/21/24 (a)	100,000	99,952
2.75%, 03/01/26 (a)	75,000	74,375
Canadian Pacific Railway Co.
1.35%, 12/02/24 (a)	300,000	288,267
2.90%, 02/01/25 (a)	140,000	139,616
1.75%, 12/02/26 (a)	175,000	165,228
Continental Airlines 2012-1 Class A Pass-Through Trust
4.15%, 04/11/24	157,043	157,602
Continental Airlines 2012-2 Class A Pass-Through Trust
4.00%, 10/29/24	150,298	150,432
CSX Corp.
3.40%, 08/01/24 (a)	75,000	75,991
3.35%, 11/01/25 (a)	150,000	151,381
2.60%, 11/01/26 (a)	100,000	98,111
Delta Air Lines 2019-1 Class AA Pass-Through Trust
3.20%, 04/25/24	100,000	99,979
FedEx Corp.
3.25%, 04/01/26 (a)	150,000	151,927
GXO Logistics, Inc.
1.65%, 07/15/26 (a)(c)	75,000	68,044
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	150,000	153,429
Kansas City Southern
3.00%, 05/15/23 (a)	100,000	100,306
Norfolk Southern Corp.
3.85%, 01/15/24 (a)	25,000	25,404
3.65%, 08/01/25 (a)	50,000	50,694
2.90%, 06/15/26 (a)	150,000	148,535
Ryder System, Inc.
3.75%, 06/09/23 (a)	90,000	91,099
3.88%, 12/01/23 (a)	50,000	50,767
2.50%, 09/01/24 (a)	120,000	118,405
4.63%, 06/01/25 (a)	100,000	103,647
3.35%, 09/01/25 (a)	90,000	90,001
1.75%, 09/01/26 (a)	25,000	23,327
2.90%, 12/01/26 (a)	100,000	97,343
Southwest Airlines Co.
4.75%, 05/04/23	225,000	230,227
5.25%, 05/04/25 (a)	280,000	294,008
3.00%, 11/15/26 (a)	75,000	73,665
Union Pacific Corp.
2.75%, 04/15/23 (a)	100,000	100,381
3.50%, 06/08/23 (a)	125,000	126,864
3.65%, 02/15/24 (a)	90,000	91,493
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.15%, 03/01/24 (a)	95,000	95,960
3.25%, 01/15/25 (a)	15,000	15,138
3.75%, 07/15/25 (a)	75,000	76,838
3.25%, 08/15/25 (a)	125,000	125,998
2.75%, 03/01/26 (a)	150,000	149,130
2.15%, 02/05/27 (a)	100,000	96,114
United Airlines 2013-1 Class A Pass-Through Trust
4.30%, 08/15/25	109,906	110,821
United Airlines 2020-1 Class B Pass-Through Trust
4.88%, 01/15/26	108,000	106,160
United Parcel Service, Inc.
2.20%, 09/01/24 (a)	125,000	123,720
3.90%, 04/01/25 (a)	225,000	231,790
2.40%, 11/15/26 (a)	100,000	97,960
		5,619,238
		195,848,617

Utility 4.8%
Electric 4.5%
AES Corp.
1.38%, 01/15/26 (a)	200,000	184,634
Alabama Power Co.
3.55%, 12/01/23	20,000	20,332
Ameren Corp.
2.50%, 09/15/24 (a)	125,000	123,344
3.65%, 02/15/26 (a)	75,000	75,934
Ameren Illinois Co.
3.25%, 03/01/25 (a)	25,000	25,160
American Electric Power Co., Inc.
0.75%, 11/01/23 (a)	100,000	97,054
1.00%, 11/01/25 (a)	150,000	139,306
3.88%, 02/15/62 (a)(b)	125,000	115,730
Appalachian Power Co.
3.40%, 06/01/25 (a)	125,000	126,393
Arizona Public Service Co.
3.15%, 05/15/25 (a)	75,000	74,706
Avangrid, Inc.
3.15%, 12/01/24 (a)	160,000	159,771
3.20%, 04/15/25 (a)	125,000	124,870
Baltimore Gas & Electric Co.
3.35%, 07/01/23 (a)	75,000	75,596
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (a)	50,000	50,966
3.50%, 02/01/25 (a)	30,000	30,412
4.05%, 04/15/25 (a)	200,000	206,220
Black Hills Corp.
4.25%, 11/30/23 (a)	165,000	168,034
3.95%, 01/15/26 (a)	50,000	50,692
3.15%, 01/15/27 (a)	100,000	98,361
CenterPoint Energy Houston Electric LLC
2.40%, 09/01/26 (a)	75,000	73,112
CenterPoint Energy, Inc.
2.50%, 09/01/24 (a)	100,000	98,771
1.45%, 06/01/26 (a)	100,000	93,054
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	100,000	101,525
CMS Energy Corp.
3.00%, 05/15/26 (a)	75,000	73,830
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	125,000	122,828
Connecticut Light and Power Co.
0.75%, 12/01/25 (a)	75,000	69,038

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Consolidated Edison, Inc.
0.65%, 12/01/23 (a)	125,000	121,861
Consumers Energy Co.
0.35%, 06/01/23 (a)	100,000	97,505
3.38%, 08/15/23 (a)	13,000	13,125
Delmarva Power & Light Co.
3.50%, 11/15/23 (a)	175,000	177,196
Dominion Energy, Inc.
3.07%, 08/15/24	200,000	199,720
3.30%, 03/15/25 (a)	100,000	100,774
3.90%, 10/01/25 (a)	175,000	179,174
1.45%, 04/15/26 (a)	125,000	116,680
2.85%, 08/15/26 (a)	100,000	98,201
DTE Electric Co.
3.38%, 03/01/25 (a)	50,000	50,461
DTE Energy Co.
2.53%, 10/01/24	150,000	147,646
1.05%, 06/01/25 (a)	200,000	187,310
2.85%, 10/01/26 (a)	125,000	122,448
Duke Energy Carolinas LLC
2.95%, 12/01/26 (a)	125,000	125,189
Duke Energy Corp.
3.95%, 10/15/23 (a)	50,000	50,796
3.75%, 04/15/24 (a)	175,000	178,006
0.90%, 09/15/25 (a)	150,000	139,044
2.65%, 09/01/26 (a)	300,000	292,752
3.25%, 01/15/82 (a)(b)	100,000	88,800
Duke Energy Ohio, Inc.
3.80%, 09/01/23 (a)	100,000	101,411
Duke Energy Progress LLC
3.38%, 09/01/23 (a)	100,000	101,283
3.25%, 08/15/25 (a)	100,000	101,081
Edison International
3.55%, 11/15/24 (a)	150,000	150,919
4.95%, 04/15/25 (a)	90,000	92,507
Emera US Finance LP
3.55%, 06/15/26 (a)	200,000	200,150
Enel Americas S.A.
4.00%, 10/25/26 (a)	125,000	128,310
Enel Generacion Chile S.A.
4.25%, 04/15/24 (a)	100,000	101,314
Entergy Arkansas LLC
3.70%, 06/01/24 (a)	92,000	93,943
Entergy Corp.
0.90%, 09/15/25 (a)	175,000	161,168
2.95%, 09/01/26 (a)	175,000	172,546
Entergy Gulf States Louisiana LLC
5.59%, 10/01/24	100,000	105,691
Entergy Louisiana LLC
4.05%, 09/01/23 (a)	50,000	50,897
0.62%, 11/17/23 (a)	200,000	194,308
0.95%, 10/01/24 (a)	250,000	239,072
5.40%, 11/01/24	100,000	105,939
Evergy Metro, Inc.
3.65%, 08/15/25 (a)	125,000	127,072
Evergy, Inc.
2.45%, 09/15/24 (a)	200,000	196,264
Eversource Energy
2.80%, 05/01/23 (a)	75,000	75,227
3.80%, 12/01/23 (a)	100,000	101,492
2.90%, 10/01/24 (a)	75,000	74,813
3.15%, 01/15/25 (a)	75,000	74,876
0.80%, 08/15/25 (a)	50,000	46,114
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.40%, 08/15/26 (a)	75,000	69,218
2.90%, 03/01/27 (a)	100,000	98,132
Exelon Corp.
3.95%, 06/15/25 (a)	125,000	127,886
3.40%, 04/15/26 (a)	200,000	201,048
2.75%, 03/15/27 (a)(c)	200,000	194,904
Exelon Generation Co. LLC
3.25%, 06/01/25 (a)	200,000	199,564
Florida Power & Light Co.
2.75%, 06/01/23 (a)	25,000	25,161
3.25%, 06/01/24 (a)	80,000	81,106
2.85%, 04/01/25 (a)	250,000	250,392
3.13%, 12/01/25 (a)	125,000	126,055
Fortis, Inc.
3.06%, 10/04/26 (a)	190,000	187,940
Georgia Power Co.
2.10%, 07/30/23	165,000	164,152
2.20%, 09/15/24 (a)	100,000	98,318
Interstate Power and Light Co.
3.25%, 12/01/24 (a)	100,000	100,674
IPALCO Enterprises, Inc.
3.70%, 09/01/24 (a)	10,000	10,031
ITC Holdings Corp.
3.65%, 06/15/24 (a)	75,000	75,641
3.25%, 06/30/26 (a)	100,000	99,464
Louisville Gas and Electric Co.
3.30%, 10/01/25 (a)	125,000	125,640
MidAmerican Energy Co.
3.50%, 10/15/24 (a)	175,000	178,533
National Rural Utilities Cooperative Finance Corp.
3.40%, 11/15/23 (a)	100,000	101,144
2.95%, 02/07/24 (a)	150,000	150,751
0.35%, 02/08/24	100,000	96,107
2.85%, 01/27/25 (a)	50,000	49,756
3.25%, 11/01/25 (a)	100,000	100,314
1.00%, 06/15/26 (a)	150,000	136,920
4.75%, 04/30/43 (a)(b)	75,000	73,256
5.25%, 04/20/46 (a)(b)	75,000	75,722
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/27 (a)	200,000	187,846
3.80%, 03/15/82 (a)(b)	125,000	115,765
Northern States Power Co.
2.60%, 05/15/23 (a)	75,000	75,206
OGE Energy Corp.
0.70%, 05/26/23 (a)	125,000	122,441
Oklahoma Gas and Electric Co.
0.55%, 05/26/23 (a)	50,000	49,107
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (a)	125,000	124,913
2.95%, 04/01/25 (a)	50,000	50,038
0.55%, 10/01/25 (a)	100,000	91,858
Pacific Gas and Electric Co.
3.25%, 06/15/23 (a)	100,000	99,874
4.25%, 08/01/23 (a)	100,000	101,187
1.70%, 11/15/23 (a)	175,000	170,837
3.85%, 11/15/23 (a)	50,000	50,232
3.75%, 02/15/24 (a)	100,000	100,120
3.40%, 08/15/24 (a)	75,000	74,482
3.50%, 06/15/25 (a)	100,000	98,762
3.45%, 07/01/25	175,000	171,776
3.15%, 01/01/26	375,000	361,822
2.95%, 03/01/26 (a)	125,000	119,486
3.30%, 03/15/27 (a)	100,000	96,043

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PacifiCorp
2.95%, 06/01/23 (a)	100,000	100,243
3.60%, 04/01/24 (a)	50,000	50,773
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	100,000	93,850
Public Service Electric and Gas Co.
3.25%, 09/01/23 (a)	175,000	176,612
2.25%, 09/15/26 (a)	100,000	96,587
Public Service Enterprise Group, Inc.
2.88%, 06/15/24 (a)	200,000	198,806
0.80%, 08/15/25 (a)	150,000	138,246
0.95%, 03/15/26 (a)	100,000	93,099
Puget Energy, Inc.
3.65%, 05/15/25 (a)	100,000	100,452
San Diego Gas & Electric Co.
2.50%, 05/15/26 (a)	150,000	147,033
Sierra Pacific Power Co.
2.60%, 05/01/26 (a)	100,000	98,492
Southern California Edison Co.
3.40%, 06/01/23 (a)	200,000	201,242
0.70%, 08/01/23	150,000	146,259
3.50%, 10/01/23 (a)	25,000	25,263
3.70%, 08/01/25 (a)	200,000	203,360
1.20%, 02/01/26 (a)	100,000	92,792
Southern Co.
2.95%, 07/01/23 (a)	225,000	226,213
0.60%, 02/26/24 (a)	100,000	96,126
3.25%, 07/01/26 (a)	350,000	350,441
4.00%, 01/15/51 (a)(b)	225,000	217,804
3.75%, 09/15/51 (a)(b)	200,000	184,642
Southern Power Co.
4.15%, 12/01/25 (a)	100,000	102,810
0.90%, 01/15/26 (a)	100,000	91,821
Southwestern Electric Power Co.
1.65%, 03/15/26 (a)	100,000	94,194
2.75%, 10/01/26 (a)	150,000	146,902
The Cleveland Electric Illuminating Co.
5.50%, 08/15/24	50,000	52,893
Tucson Electric Power Co.
3.05%, 03/15/25 (a)	75,000	74,877
Union Electric Co.
3.50%, 04/15/24 (a)	75,000	76,225
Virginia Electric and Power Co.
3.10%, 05/15/25 (a)	100,000	100,075
3.15%, 01/15/26 (a)	150,000	150,340
2.95%, 11/15/26 (a)	100,000	99,084
WEC Energy Group, Inc.
0.55%, 09/15/23	150,000	145,804
0.80%, 03/15/24 (a)	125,000	119,928
Wisconsin Electric Power Co.
2.05%, 12/15/24 (a)	50,000	49,102
Xcel Energy, Inc.
0.50%, 10/15/23 (a)	125,000	121,175
3.30%, 06/01/25 (a)	150,000	150,418
3.35%, 12/01/26 (a)	100,000	100,250
		18,036,615
Natural Gas 0.2%
AGL Capital Corp.
3.25%, 06/15/26 (a)	75,000	74,724
NiSource, Inc.
0.95%, 08/15/25 (a)	225,000	207,025
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ONE Gas, Inc.
3.61%, 02/01/24 (a)	50,000	50,353
1.10%, 03/11/24 (a)	125,000	120,510
Southern California Gas Co.
3.15%, 09/15/24 (a)	100,000	100,782
3.20%, 06/15/25 (a)	50,000	50,230
2.60%, 06/15/26 (a)	100,000	97,947
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (a)	60,000	59,837
		761,408
Utility Other 0.1%
American Water Capital Corp.
3.85%, 03/01/24 (a)	85,000	86,629
3.40%, 03/01/25 (a)	85,000	85,842
		172,471
		18,970,494
Total Corporates (Cost $414,706,219)		394,724,783

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.9% OF NET ASSETS

Money Market Funds 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25% (g)	3,453,674	3,453,674
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25% (g)(h)	241,253	241,253
		3,694,927
Total Short-Term Investments (Cost $3,694,927)		3,694,927
Total Investments in Securities (Cost $418,401,146)		398,419,710

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
5 Year US Treasury Note (CBOT), expires 06/30/22	3	344,063	43

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,481,849 or 1.6% of net assets.
(d)	Issuers are affiliated with the fund’s investment adviser.
(e)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(f)	All or a portion of this security is on loan. Securities on loan were valued at $233,261.
(g)	The rate shown is the 7-day yield.
(h)	Security purchased with cash collateral received for securities on loan.

CBOT —	Chicago Board of Trade
REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended March 31, 2022:
	VALUE AT 12/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 3/31/22	FACE AMOUNT AT 3/31/22	INTEREST INCOME EARNED
CORPORATES 0.3% OF NET ASSETS

Financial Institutions 0.3%
Brokerage/Asset Managers/Exchanges 0.3%
The Charles Schwab Corp.
2.65%, 01/25/23	$152,937	$—	($152,307)	($581)	$235	($284)	$—	$—	$342
3.55%, 02/01/24	131,345	—	(56,716)	(1,439)	(1,190)	(780)	71,220	70,000	903
0.75%, 03/18/24	398,276	—	(147,149)	(3,531)	(5,688)	(188)	241,720	250,000	601
3.75%, 04/01/24	58,077	—	—	—	(1,352)	(676)	56,049	55,000	516
4.20%, 03/24/25	163,233	—	(53,463)	(1,417)	(3,689)	(981)	103,683	100,000	1,251
3.63%, 04/01/25	53,334	—	—	—	(2,104)	(290)	50,940	50,000	453
3.85%, 05/21/25	215,662	—	(84,376)	(2,645)	(4,448)	(1,103)	123,090	120,000	1,476
3.45%, 02/13/26	32,220	—	—	—	(1,556)	(162)	30,502	30,000	259
0.90%, 03/11/26	293,394	—	(71,567)	(3,030)	(10,468)	64	208,393	225,000	581
1.15%, 05/13/26	247,037	—	(72,292)	(2,942)	(8,493)	(37)	163,273	175,000	599
2.45%, 03/03/27	—	194,305	—	—	(27)	—	194,278	200,000	—
Total	$1,745,515	$194,305	($637,870)	($15,585)	($38,780)	($4,437)	$1,243,148		$6,981

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$394,724,783	$—	$394,724,783
Short-Term Investments[1]	3,694,927	—	—	3,694,927
Futures Contracts[2]	43	—	—	43
Total	$3,694,970	$394,724,783	$—	$398,419,753

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab 5-10 Year Corporate Bond ETF

Portfolio Holdings as of March 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). All securities are currently in a fixed-rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 98.9% OF NET ASSETS

Financial Institutions 34.7%
Banking 22.0%
Ally Financial, Inc.
2.20%, 11/02/28 (a)	150,000	135,669
8.00%, 11/01/31	475,000	595,730
American Express Co.
3.30%, 05/03/27 (a)(b)	325,000	326,706
Banco Santander S.A.
4.25%, 04/11/27	200,000	202,462
3.80%, 02/23/28	200,000	197,080
4.38%, 04/12/28	200,000	203,014
3.31%, 06/27/29	300,000	291,348
3.49%, 05/28/30	200,000	193,466
2.75%, 12/03/30	200,000	176,180
2.96%, 03/25/31	200,000	184,796
3.23%, 11/22/32 (a)(c)	200,000	179,786
Bank of America Corp.
3.25%, 10/21/27 (a)	450,000	448,987
4.18%, 11/25/27 (a)	375,000	382,920
3.71%, 04/24/28 (a)(c)	375,000	378,135
3.59%, 07/21/28 (a)(c)	450,000	451,584
3.42%, 12/20/28 (a)(c)	1,200,000	1,189,608
3.97%, 03/05/29 (a)(c)	425,000	432,544
2.09%, 06/14/29 (a)(c)	600,000	548,898
4.27%, 07/23/29 (a)(c)	450,000	465,327
3.97%, 02/07/30 (a)(c)	655,000	666,115
3.19%, 07/23/30 (a)(c)	620,000	600,538
2.88%, 10/22/30 (a)(c)	375,000	355,549
2.50%, 02/13/31 (a)(c)	575,000	528,195
2.59%, 04/29/31 (a)(c)	700,000	647,332
1.90%, 07/23/31 (a)(c)	400,000	349,928
1.92%, 10/24/31 (a)(c)	650,000	567,040
2.65%, 03/11/32 (a)(c)	400,000	368,312
2.69%, 04/22/32 (a)(c)	950,000	873,496
2.30%, 07/21/32 (a)(c)	850,000	757,103
2.57%, 10/20/32 (a)(c)	675,000	615,181
2.97%, 02/04/33 (a)(c)	650,000	610,168
2.48%, 09/21/36 (a)(c)	425,000	366,120
3.85%, 03/08/37 (a)(c)	400,000	383,384
Bank of Montreal
3.80%, 12/15/32 (a)(c)	225,000	223,022
3.09%, 01/10/37 (a)(c)	300,000	273,798
Bank of New York Mellon Corp.
3.25%, 05/16/27 (a)	200,000	202,486
3.40%, 01/29/28 (a)	50,000	50,764
3.85%, 04/28/28	200,000	208,198
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 10/30/28 (a)	100,000	97,584
1.90%, 01/25/29 (a)	125,000	114,936
3.30%, 08/23/29 (a)	175,000	174,818
1.65%, 01/28/31 (a)	100,000	88,519
1.80%, 07/28/31 (a)	100,000	88,614
2.50%, 01/26/32 (a)	125,000	116,978
Bank of Nova Scotia
2.15%, 08/01/31	225,000	202,950
2.45%, 02/02/32	75,000	69,008
BankUnited, Inc.
5.13%, 06/11/30 (a)	100,000	103,882
Barclays PLC
4.34%, 01/10/28 (a)	200,000	203,452
4.84%, 05/09/28 (a)	400,000	408,808
4.97%, 05/16/29 (a)(c)	500,000	525,205
5.09%, 06/20/30 (a)(c)	325,000	337,691
2.67%, 03/10/32 (a)(c)	250,000	224,223
2.89%, 11/24/32 (a)(c)	200,000	181,648
3.56%, 09/23/35 (a)(c)	250,000	230,293
Capital One Financial Corp.
3.65%, 05/11/27 (a)	150,000	150,473
3.80%, 01/31/28 (a)	250,000	252,285
3.27%, 03/01/30 (a)(c)	250,000	241,982
2.36%, 07/29/32 (a)(c)	150,000	128,631
2.62%, 11/02/32 (a)(c)	100,000	90,106
Citigroup, Inc.
4.45%, 09/29/27	800,000	825,696
6.63%, 01/15/28	25,000	28,916
3.67%, 07/24/28 (a)(c)	570,000	570,587
4.13%, 07/25/28	245,000	249,018
3.52%, 10/27/28 (a)(c)	380,000	377,629
4.08%, 04/23/29 (a)(c)	500,000	510,825
3.98%, 03/20/30 (a)(c)	575,000	585,977
2.98%, 11/05/30 (a)(c)	350,000	333,032
2.67%, 01/29/31 (a)(c)	625,000	580,875
4.41%, 03/31/31 (a)(c)	650,000	677,215
2.57%, 06/03/31 (a)(c)	825,000	755,584
2.56%, 05/01/32 (a)(c)	500,000	452,925
2.52%, 11/03/32 (a)(c)	300,000	269,217
3.06%, 01/25/33 (a)(c)	650,000	608,647
3.79%, 03/17/33 (a)(c)	600,000	596,736
Citizens Financial Group, Inc.
2.50%, 02/06/30 (a)	50,000	46,295
3.25%, 04/30/30 (a)	150,000	146,663
Comerica, Inc.
4.00%, 02/01/29 (a)	150,000	155,615
Deutsche Bank AG
3.55%, 09/18/31 (a)(c)	425,000	401,383
3.04%, 05/28/32 (a)(c)	200,000	180,086

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Discover Bank
2.70%, 02/06/30 (a)	250,000	229,143
Fifth Third Bancorp
2.55%, 05/05/27 (a)	200,000	193,956
3.95%, 03/14/28 (a)	150,000	153,843
First Horizon Bank
5.75%, 05/01/30 (a)	100,000	113,019
First-Citizens Bank & Trust Co.
6.13%, 03/09/28	100,000	110,733
Goldman Sachs Group, Inc.
3.69%, 06/05/28 (a)(c)	425,000	426,156
3.81%, 04/23/29 (a)(c)	440,000	443,076
4.22%, 05/01/29 (a)(c)	775,000	794,507
2.60%, 02/07/30 (a)	300,000	278,610
3.80%, 03/15/30 (a)	525,000	529,284
1.99%, 01/27/32 (a)(c)	675,000	585,056
2.62%, 04/22/32 (a)(c)	650,000	591,506
2.38%, 07/21/32 (a)(c)	950,000	844,740
2.65%, 10/21/32 (a)(c)	600,000	545,316
3.10%, 02/24/33 (a)(c)	650,000	613,567
HSBC Holdings PLC
2.01%, 09/22/28 (a)(c)	300,000	272,454
4.58%, 06/19/29 (a)(c)	650,000	670,904
2.21%, 08/17/29 (a)(c)	400,000	360,492
4.95%, 03/31/30	700,000	749,287
3.97%, 05/22/30 (a)(c)	575,000	576,506
2.85%, 06/04/31 (a)(c)	300,000	277,728
2.36%, 08/18/31 (a)(c)	350,000	310,971
2.80%, 05/24/32 (a)(c)	450,000	409,923
2.87%, 11/22/32 (a)(c)	200,000	182,258
4.76%, 03/29/33 (a)(c)	400,000	411,168
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	150,000	142,379
2.49%, 08/15/36 (a)(b)(c)	150,000	131,097
ING Groep N.V.
4.55%, 10/02/28	300,000	311,589
4.05%, 04/09/29	250,000	253,852
4.25%, 03/28/33 (a)(c)	200,000	205,930
JPMorgan Chase & Co.
8.00%, 04/29/27	125,000	150,721
1.05%, 06/23/27 (a)	100,000	89,027
4.25%, 10/01/27	300,000	310,293
3.63%, 12/01/27 (a)	200,000	201,012
3.54%, 05/01/28 (a)(c)	425,000	426,751
2.18%, 06/01/28 (a)(c)	300,000	281,763
3.51%, 01/23/29 (a)(c)	485,000	484,748
4.01%, 04/23/29 (a)(c)	375,000	383,201
2.07%, 06/01/29 (a)(c)	450,000	414,301
4.20%, 07/23/29 (a)(c)	495,000	511,815
4.45%, 12/05/29 (a)(c)	450,000	470,745
3.70%, 05/06/30 (a)(c)	500,000	503,600
8.75%, 09/01/30	100,000	135,419
2.74%, 10/15/30 (a)(c)	655,000	620,115
4.49%, 03/24/31 (a)(c)	625,000	664,294
2.52%, 04/22/31 (a)(c)	575,000	533,249
2.96%, 05/13/31 (a)(c)	615,000	577,147
1.76%, 11/19/31 (a)(c)	300,000	259,653
1.95%, 02/04/32 (a)(c)	575,000	502,561
2.58%, 04/22/32 (a)(c)	750,000	688,185
2.55%, 11/08/32 (a)(c)	550,000	502,441
2.96%, 01/25/33 (a)(c)	700,000	661,143
KeyBank NA
3.90%, 04/13/29	250,000	254,495
KeyCorp
2.25%, 04/06/27	200,000	190,246
4.10%, 04/30/28	50,000	51,599
2.55%, 10/01/29	100,000	94,515
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lloyds Banking Group PLC
4.38%, 03/22/28	350,000	357,759
4.55%, 08/16/28	350,000	361,711
3.57%, 11/07/28 (a)(c)	300,000	293,544
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	200,000	198,880
Mitsubishi UFJ Financial Group, Inc.
3.29%, 07/25/27	100,000	99,259
3.96%, 03/02/28	300,000	305,343
4.05%, 09/11/28	350,000	357,815
3.74%, 03/07/29	325,000	328,864
3.20%, 07/18/29	300,000	291,552
2.56%, 02/25/30	200,000	185,298
2.05%, 07/17/30	200,000	177,614
2.31%, 07/20/32 (a)(c)	300,000	268,617
2.49%, 10/13/32 (a)(c)	200,000	181,148
2.85%, 01/19/33 (a)(c)	200,000	186,442
Mizuho Financial Group, Inc.
3.17%, 09/11/27	350,000	345,100
4.02%, 03/05/28	200,000	203,168
4.25%, 09/11/29 (a)(c)	200,000	205,580
2.59%, 05/25/31 (a)(c)	300,000	275,259
2.20%, 07/10/31 (a)(c)	350,000	311,514
2.56%, 09/13/31	225,000	197,033
2.26%, 07/09/32 (a)(c)	200,000	176,838
Morgan Stanley
3.95%, 04/23/27	433,000	441,625
3.59%, 07/22/28 (a)(c)	650,000	652,801
3.77%, 01/24/29 (a)(c)	558,000	563,039
4.43%, 01/23/30 (a)(c)	505,000	529,099
2.70%, 01/22/31 (a)(c)	740,000	693,720
3.62%, 04/01/31 (a)(c)	650,000	648,674
1.79%, 02/13/32 (a)(c)	550,000	474,479
1.93%, 04/28/32 (a)(c)	400,000	345,960
2.24%, 07/21/32 (a)(c)	700,000	620,942
2.51%, 10/20/32 (a)(c)	500,000	452,955
2.94%, 01/21/33 (a)(c)	550,000	515,647
2.48%, 09/16/36 (a)(c)	550,000	472,499
Natwest Group PLC
4.89%, 05/18/29 (a)(c)	225,000	233,872
5.08%, 01/27/30 (a)(c)	475,000	506,236
4.45%, 05/08/30 (a)(c)	400,000	410,748
3.03%, 11/28/35 (a)(c)	200,000	178,044
Northern Trust Corp.
3.65%, 08/03/28 (a)	75,000	77,279
3.15%, 05/03/29 (a)	150,000	150,795
1.95%, 05/01/30 (a)	175,000	160,487
3.38%, 05/08/32 (a)(c)	25,000	24,729
PNC Bank NA
3.25%, 01/22/28 (a)	300,000	299,853
4.05%, 07/26/28	250,000	257,210
2.70%, 10/22/29	250,000	238,332
PNC Financial Services Group, Inc.
3.15%, 05/19/27 (a)	200,000	200,690
3.45%, 04/23/29 (a)	225,000	229,255
2.55%, 01/22/30 (a)	390,000	372,356
2.31%, 04/23/32 (a)(c)	175,000	160,956
Royal Bank of Canada
2.30%, 11/03/31	350,000	319,007
Santander Holdings USA, Inc.
4.40%, 07/13/27 (a)	210,000	213,864
Santander UK Group Holdings PLC
2.90%, 03/15/32 (a)(c)	200,000	181,844
State Street Corp.
4.14%, 12/03/29 (a)(c)	100,000	104,898
2.40%, 01/24/30	150,000	142,151

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.20%, 03/03/31	150,000	135,836
3.15%, 03/30/31 (a)(c)	150,000	148,017
3.03%, 11/01/34 (a)(c)	100,000	95,901
Sumitomo Mitsui Financial Group, Inc.
3.36%, 07/12/27	200,000	200,332
3.35%, 10/18/27	250,000	247,912
3.54%, 01/17/28	175,000	174,074
1.90%, 09/17/28	400,000	358,720
4.31%, 10/16/28	100,000	103,468
2.47%, 01/14/29	200,000	185,740
3.04%, 07/16/29	450,000	433,300
3.20%, 09/17/29	150,000	143,792
2.72%, 09/27/29	200,000	188,226
2.75%, 01/15/30	200,000	188,256
2.13%, 07/08/30	300,000	268,731
2.14%, 09/23/30	150,000	131,558
1.71%, 01/12/31	150,000	128,609
2.22%, 09/17/31	200,000	177,602
SVB Financial Group
2.10%, 05/15/28 (a)	100,000	91,350
3.13%, 06/05/30 (a)	125,000	120,436
1.80%, 02/02/31 (a)	100,000	86,156
Synchrony Financial
3.95%, 12/01/27 (a)	200,000	199,008
5.15%, 03/19/29 (a)	160,000	168,205
2.88%, 10/28/31 (a)	150,000	133,389
Toronto-Dominion Bank
2.00%, 09/10/31	150,000	133,773
2.45%, 01/12/32	150,000	138,627
3.20%, 03/10/32	300,000	295,575
Truist Bank
2.25%, 03/11/30 (a)	500,000	457,775
Truist Financial Corp.
1.13%, 08/03/27 (a)	150,000	134,912
3.88%, 03/19/29 (a)	150,000	153,344
1.95%, 06/05/30 (a)	75,000	67,758
US Bancorp
3.15%, 04/27/27 (a)	200,000	201,606
3.90%, 04/26/28 (a)	250,000	259,280
3.00%, 07/30/29 (a)	250,000	245,220
1.38%, 07/22/30 (a)	250,000	216,718
2.68%, 01/27/33 (a)(c)	150,000	142,952
2.49%, 11/03/36 (a)(c)	200,000	179,476
Webster Financial Corp.
4.10%, 03/25/29 (a)	50,000	51,497
Wells Fargo & Co.
4.30%, 07/22/27	575,000	597,701
3.58%, 05/22/28 (a)(c)	500,000	500,050
2.39%, 06/02/28 (a)(c)	675,000	638,935
4.15%, 01/24/29 (a)	502,000	521,222
7.95%, 11/15/29	25,000	31,701
2.88%, 10/30/30 (a)(c)	600,000	571,650
2.57%, 02/11/31 (a)(c)	775,000	720,711
4.48%, 04/04/31 (a)(c)	425,000	450,156
3.35%, 03/02/33 (a)(c)	800,000	778,320
Westpac Banking Corp.
3.40%, 01/25/28	250,000	251,667
1.95%, 11/20/28	200,000	184,438
2.65%, 01/16/30	195,000	186,654
2.15%, 06/03/31	225,000	204,116
4.11%, 07/24/34 (a)(c)	200,000	197,684
2.67%, 11/15/35 (a)(c)	300,000	262,497
3.02%, 11/18/36 (a)(c)	200,000	177,636
Zions Bancorp NA
3.25%, 10/29/29 (a)	100,000	96,529
		79,039,247
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brokerage/Asset Managers/Exchanges 1.8%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	50,000	48,695
BlackRock, Inc.
3.25%, 04/30/29 (a)	225,000	228,310
2.40%, 04/30/30 (a)	225,000	213,241
1.90%, 01/28/31 (a)	350,000	315,742
2.10%, 02/25/32 (a)	100,000	90,661
Brookfield Finance I UK PLC
2.34%, 01/30/32 (a)	150,000	133,665
Brookfield Finance, Inc.
3.90%, 01/25/28 (a)	215,000	216,415
4.85%, 03/29/29 (a)	175,000	186,643
4.35%, 04/15/30 (a)	135,000	140,197
2.72%, 04/15/31 (a)	75,000	69,365
Cboe Global Markets, Inc.
1.63%, 12/15/30 (a)	100,000	87,337
3.00%, 03/16/32 (a)	100,000	96,812
CI Financial Corp.
3.20%, 12/17/30 (a)	175,000	159,451
CME Group, Inc.
3.75%, 06/15/28 (a)	150,000	154,693
2.65%, 03/15/32 (a)	150,000	143,605
E*TRADE Financial Corp.
3.80%, 08/24/27 (a)	175,000	177,632
4.50%, 06/20/28 (a)	100,000	104,254
Eaton Vance Corp.
3.50%, 04/06/27 (a)	100,000	100,756
Franklin Resources, Inc.
1.60%, 10/30/30 (a)	200,000	173,384
Intercontinental Exchange, Inc.
3.10%, 09/15/27 (a)	100,000	99,711
3.75%, 09/21/28 (a)	116,000	118,724
2.10%, 06/15/30 (a)	225,000	206,469
Jefferies Group LLC
6.45%, 06/08/27	50,000	56,454
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.15%, 01/23/30	280,000	285,550
2.63%, 10/15/31 (a)	200,000	180,436
Lazard Group LLC
4.50%, 09/19/28 (a)	150,000	154,395
4.38%, 03/11/29 (a)	85,000	87,066
Nasdaq, Inc.
1.65%, 01/15/31 (a)	125,000	106,320
Nomura Holdings, Inc.
2.17%, 07/14/28	200,000	179,798
3.10%, 01/16/30	300,000	282,969
2.68%, 07/16/30	250,000	227,542
2.61%, 07/14/31	200,000	179,770
3.00%, 01/22/32	200,000	184,064
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	100,000	106,194
Stifel Financial Corp.
4.00%, 05/15/30 (a)	75,000	75,621
The Charles Schwab Corp.
3.30%, 04/01/27 (a)(d)	100,000	100,862
3.20%, 01/25/28 (a)(d)	100,000	100,132
2.00%, 03/20/28 (a)(d)	200,000	187,440
4.00%, 02/01/29 (a)(d)	100,000	104,455
3.25%, 05/22/29 (a)(d)	105,000	104,832
2.75%, 10/01/29 (a)(d)	75,000	72,346
4.63%, 03/22/30 (a)(d)	75,000	81,697
1.65%, 03/11/31 (a)(d)	125,000	109,350
2.30%, 05/13/31 (a)(d)	125,000	115,061

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.95%, 12/01/31 (a)(d)	125,000	110,788
2.90%, 03/03/32 (a)(d)	175,000	168,537
		6,627,441
Finance Companies 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/27 (a)	150,000	145,654
4.63%, 10/15/27 (a)	150,000	152,122
3.88%, 01/23/28 (a)	250,000	243,345
3.00%, 10/29/28 (a)	650,000	599,358
3.30%, 01/30/32 (a)	750,000	678,532
Air Lease Corp.
3.63%, 04/01/27 (a)	50,000	49,058
3.63%, 12/01/27 (a)	100,000	97,460
2.10%, 09/01/28 (a)	100,000	88,971
4.63%, 10/01/28 (a)	125,000	127,440
3.25%, 10/01/29 (a)	85,000	80,372
3.00%, 02/01/30 (a)	150,000	138,375
3.13%, 12/01/30 (a)	150,000	138,786
2.88%, 01/15/32 (a)	150,000	134,081
Ares Capital Corp.
2.88%, 06/15/27 (a)	100,000	91,268
2.88%, 06/15/28 (a)	225,000	199,604
3.20%, 11/15/31 (a)	150,000	127,614
Blackstone Private Credit Fund
4.00%, 01/15/29 (a)(b)	150,000	138,952
Blackstone Secured Lending Fund
2.85%, 09/30/28 (a)(b)	175,000	152,180
FS KKR Capital Corp.
3.13%, 10/12/28 (a)	225,000	201,121
GATX Corp.
3.50%, 03/15/28 (a)	25,000	24,890
4.55%, 11/07/28 (a)	100,000	105,352
4.70%, 04/01/29 (a)	125,000	132,648
4.00%, 06/30/30 (a)	100,000	101,420
1.90%, 06/01/31 (a)	100,000	85,783
Owl Rock Capital Corp.
2.88%, 06/11/28 (a)	175,000	153,340
Owl Rock Capital Corp. III
3.13%, 04/13/27 (a)(b)	75,000	66,398
Prospect Capital Corp.
3.44%, 10/15/28 (a)	75,000	64,403
		4,318,527
Financial Other 0.1%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	50,000	45,293
ORIX Corp.
3.70%, 07/18/27	85,000	85,705
2.25%, 03/09/31	75,000	68,602
		199,600
Insurance 4.1%
Aegon N.V.
5.50%, 04/11/48 (a)(c)	200,000	211,000
Aflac, Inc.
3.60%, 04/01/30 (a)	150,000	155,002
Alleghany Corp.
3.63%, 05/15/30 (a)	100,000	100,754
Allstate Corp.
1.45%, 12/15/30 (a)	75,000	64,898
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	100,000	104,602
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American Financial Group, Inc.
5.25%, 04/02/30 (a)	75,000	81,555
American International Group, Inc.
4.20%, 04/01/28 (a)	150,000	156,148
4.25%, 03/15/29 (a)	175,000	183,724
3.40%, 06/30/30 (a)	325,000	324,782
5.75%, 04/01/48 (a)(c)	125,000	125,427
Anthem, Inc.
3.65%, 12/01/27 (a)	331,000	338,064
4.10%, 03/01/28 (a)	200,000	207,730
2.88%, 09/15/29 (a)	160,000	154,893
2.25%, 05/15/30 (a)	250,000	229,867
2.55%, 03/15/31 (a)	250,000	234,237
Aon Corp.
2.85%, 05/28/27 (a)	125,000	122,555
4.50%, 12/15/28 (a)	75,000	78,724
3.75%, 05/02/29 (a)	100,000	102,325
2.80%, 05/15/30 (a)	175,000	166,705
2.05%, 08/23/31 (a)	150,000	132,558
2.60%, 12/02/31 (a)	100,000	92,221
Arthur J Gallagher & Co.
2.40%, 11/09/31 (a)	75,000	66,743
Assurant, Inc.
4.90%, 03/27/28 (a)	60,000	63,069
3.70%, 02/22/30 (a)	100,000	96,670
2.65%, 01/15/32 (a)	75,000	65,524
Assured Guaranty US Holdings, Inc.
3.15%, 06/15/31 (a)	125,000	119,149
Athene Holding Ltd.
4.13%, 01/12/28 (a)	150,000	151,104
6.15%, 04/03/30 (a)	150,000	169,188
3.50%, 01/15/31 (a)	75,000	71,803
AXA S.A.
8.60%, 12/15/30	225,000	298,559
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	75,000	75,168
4.90%, 01/15/40 (a)(c)	75,000	73,831
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	125,000	126,774
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30 (a)	125,000	114,239
1.45%, 10/15/30 (a)	175,000	153,323
2.88%, 03/15/32 (a)	200,000	194,096
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)(e)	225,000	225,893
5.63%, 05/15/30 (a)	100,000	110,308
Brown & Brown, Inc.
4.50%, 03/15/29 (a)	85,000	88,010
2.38%, 03/15/31 (a)	100,000	88,200
4.20%, 03/17/32 (a)	125,000	127,102
Chubb INA Holdings, Inc.
1.38%, 09/15/30 (a)	225,000	196,182
CNA Financial Corp.
3.45%, 08/15/27 (a)	100,000	100,225
3.90%, 05/01/29 (a)	75,000	76,690
2.05%, 08/15/30 (a)	100,000	88,711
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	125,000	131,915
Enstar Group Ltd.
4.95%, 06/01/29 (a)	100,000	103,974
3.10%, 09/01/31 (a)	125,000	112,054
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	300,000	309,462

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	75,000	77,673
4.63%, 04/29/30 (a)	175,000	180,511
3.38%, 03/03/31 (a)	150,000	140,587
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	125,000	128,256
3.40%, 06/15/30 (a)	175,000	168,562
2.45%, 03/15/31 (a)	125,000	111,070
First American Financial Corp.
4.00%, 05/15/30 (a)	100,000	100,488
2.40%, 08/15/31 (a)	150,000	131,788
Globe Life, Inc.
4.55%, 09/15/28 (a)	50,000	52,438
2.15%, 08/15/30 (a)	200,000	179,334
Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	50,000	45,642
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	100,000	95,181
Humana, Inc.
3.95%, 03/15/27 (a)	100,000	101,820
3.13%, 08/15/29 (a)	100,000	96,909
4.88%, 04/01/30 (a)	50,000	54,049
2.15%, 02/03/32 (a)	200,000	175,686
Jackson Financial, Inc.
3.13%, 11/23/31 (a)(b)	125,000	113,892
Kemper Corp.
2.40%, 09/30/30 (a)	100,000	87,615
Lincoln National Corp.
3.80%, 03/01/28 (a)	100,000	101,341
3.05%, 01/15/30 (a)	125,000	120,215
3.40%, 01/15/31 (a)	100,000	98,200
Loews Corp.
3.20%, 05/15/30 (a)	100,000	97,978
Manulife Financial Corp.
2.48%, 05/19/27 (a)	100,000	96,255
3.70%, 03/16/32 (a)	150,000	151,384
Markel Corp.
3.50%, 11/01/27 (a)	100,000	100,406
3.35%, 09/17/29 (a)	25,000	24,775
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29 (a)	150,000	158,755
2.25%, 11/15/30 (a)	235,000	214,938
2.38%, 12/15/31 (a)	100,000	91,743
MetLife, Inc.
4.55%, 03/23/30 (a)	150,000	163,815
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	95,000	95,408
4.50%, 10/01/50 (a)(c)	100,000	96,509
Primerica, Inc.
2.80%, 11/19/31 (a)	125,000	115,580
Principal Financial Group, Inc.
3.70%, 05/15/29 (a)	215,000	219,384
2.13%, 06/15/30 (a)	50,000	45,460
Prudential Financial, Inc.
3.88%, 03/27/28 (a)	49,000	50,510
2.10%, 03/10/30 (a)	75,000	69,427
4.50%, 09/15/47 (a)(c)	175,000	169,416
5.70%, 09/15/48 (a)(c)	200,000	205,472
3.70%, 10/01/50 (a)(c)	150,000	137,799
5.13%, 03/01/52 (a)(c)	200,000	201,648
Prudential PLC
3.13%, 04/14/30	175,000	169,736
3.63%, 03/24/32 (a)	75,000	74,322
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	175,000	176,850
3.15%, 06/15/30 (a)	75,000	72,391
RenaissanceRe Finance, Inc.
3.45%, 07/01/27 (a)	75,000	75,895
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	50,000	50,164
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	100,000	91,691
The Progressive Corp.
4.00%, 03/01/29 (a)	100,000	104,441
3.20%, 03/26/30 (a)	125,000	124,145
3.00%, 03/15/32 (a)	100,000	97,370
UnitedHealth Group, Inc.
3.38%, 04/15/27	125,000	127,342
2.95%, 10/15/27	175,000	175,150
3.85%, 06/15/28	200,000	208,536
3.88%, 12/15/28	150,000	157,488
2.88%, 08/15/29	275,000	271,450
2.00%, 05/15/30	400,000	369,440
2.30%, 05/15/31 (a)	100,000	94,012
Unum Group
4.00%, 06/15/29 (a)	100,000	102,028
Voya Financial, Inc.
4.70%, 01/23/48 (a)(c)	25,000	23,363
Willis North America, Inc.
4.50%, 09/15/28 (a)	125,000	128,862
2.95%, 09/15/29 (a)	200,000	188,314
		14,716,646
REITs 5.5%
Agree LP
2.00%, 06/15/28 (a)	150,000	136,440
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28 (a)	50,000	51,092
4.50%, 07/30/29 (a)	75,000	79,997
2.75%, 12/15/29 (a)	100,000	94,866
4.70%, 07/01/30 (a)	100,000	108,270
4.90%, 12/15/30 (a)	100,000	110,650
3.38%, 08/15/31 (a)	125,000	123,274
American Assets Trust LP
3.38%, 02/01/31 (a)	100,000	94,105
American Campus Communities Operating Partnership LP
3.63%, 11/15/27 (a)	50,000	49,699
2.25%, 01/15/29 (a)	50,000	45,651
2.85%, 02/01/30 (a)	50,000	46,981
3.88%, 01/30/31 (a)	75,000	75,641
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	50,000	50,816
4.90%, 02/15/29 (a)	30,000	32,039
2.38%, 07/15/31 (a)	150,000	132,805
AvalonBay Communities, Inc.
3.35%, 05/15/27 (a)	30,000	30,033
3.20%, 01/15/28 (a)	100,000	99,071
1.90%, 12/01/28 (a)	175,000	159,750
3.30%, 06/01/29 (a)	100,000	100,248
2.30%, 03/01/30 (a)	50,000	46,590
2.45%, 01/15/31 (a)	150,000	141,375
2.05%, 01/15/32 (a)	225,000	203,580
Boston Properties LP
4.50%, 12/01/28 (a)	300,000	316,899
3.40%, 06/21/29 (a)	100,000	99,178
2.90%, 03/15/30 (a)	285,000	270,428
3.25%, 01/30/31 (a)	100,000	96,991

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brandywine Operating Partnership LP
3.95%, 11/15/27 (a)	150,000	150,739
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	50,000	45,750
4.13%, 05/15/29 (a)	75,000	76,925
4.05%, 07/01/30 (a)	100,000	100,374
2.50%, 08/16/31 (a)	150,000	132,861
Broadstone Net Lease LLC
2.60%, 09/15/31 (a)	100,000	89,341
Camden Property Trust
4.10%, 10/15/28 (a)	25,000	26,086
3.15%, 07/01/29 (a)	125,000	123,945
2.80%, 05/15/30 (a)	175,000	168,822
Corporate Office Properties LP
2.75%, 04/15/31 (a)	125,000	112,715
CubeSmart LP
2.25%, 12/15/28 (a)	100,000	91,167
4.38%, 02/15/29 (a)	75,000	78,761
3.00%, 02/15/30 (a)	75,000	71,951
2.00%, 02/15/31 (a)	150,000	130,851
2.50%, 02/15/32 (a)	100,000	89,667
CyrusOne LP/CyrusOne Finance Corp.
3.45%, 11/15/29 (a)	50,000	52,505
2.15%, 11/01/30 (a)	125,000	125,000
Digital Realty Trust LP
3.70%, 08/15/27 (a)	200,000	201,672
4.45%, 07/15/28 (a)	150,000	156,268
3.60%, 07/01/29 (a)	125,000	124,425
Duke Realty LP
3.38%, 12/15/27 (a)	150,000	148,840
4.00%, 09/15/28 (a)	50,000	51,140
2.88%, 11/15/29 (a)	75,000	71,990
1.75%, 07/01/30 (a)	110,000	96,010
1.75%, 02/01/31 (a)	200,000	173,800
EPR Properties
4.50%, 06/01/27 (a)	100,000	99,118
4.95%, 04/15/28 (a)	150,000	150,553
3.75%, 08/15/29 (a)	125,000	118,006
3.60%, 11/15/31 (a)	75,000	68,298
ERP Operating LP
3.25%, 08/01/27 (a)	50,000	49,766
3.50%, 03/01/28 (a)	100,000	100,722
4.15%, 12/01/28 (a)	100,000	103,709
3.00%, 07/01/29 (a)	70,000	68,752
2.50%, 02/15/30 (a)	125,000	118,469
1.85%, 08/01/31 (a)	100,000	88,884
Essential Properties LP
2.95%, 07/15/31 (a)	100,000	87,862
Essex Portfolio LP
3.63%, 05/01/27 (a)	100,000	101,544
1.70%, 03/01/28 (a)	100,000	90,639
4.00%, 03/01/29 (a)	150,000	154,693
3.00%, 01/15/30 (a)	50,000	48,150
1.65%, 01/15/31 (a)	75,000	64,346
2.65%, 03/15/32 (a)	125,000	114,405
Extra Space Storage LP
2.55%, 06/01/31 (a)	125,000	112,824
2.35%, 03/15/32 (a)	100,000	88,152
Federal Realty Investment Trust
3.25%, 07/15/27 (a)	100,000	98,390
3.20%, 06/15/29 (a)	50,000	49,065
3.50%, 06/01/30 (a)	125,000	123,225
Healthcare Realty Trust, Inc.
2.40%, 03/15/30 (a)	100,000	90,899
2.05%, 03/15/31 (a)	50,000	43,791
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Healthcare Trust of America Holdings LP
3.75%, 07/01/27 (a)	125,000	126,627
3.10%, 02/15/30 (a)	125,000	119,149
2.00%, 03/15/31 (a)	100,000	86,725
Healthpeak Properties, Inc.
2.13%, 12/01/28 (a)	100,000	92,299
3.50%, 07/15/29 (a)	50,000	50,008
3.00%, 01/15/30 (a)	190,000	182,723
2.88%, 01/15/31 (a)	125,000	118,562
Highwoods Realty LP
4.13%, 03/15/28 (a)	50,000	50,881
4.20%, 04/15/29 (a)	75,000	76,501
3.05%, 02/15/30 (a)	50,000	47,353
2.60%, 02/01/31 (a)	125,000	113,450
Host Hotels & Resorts LP
3.38%, 12/15/29 (a)	100,000	95,423
3.50%, 09/15/30 (a)	200,000	190,680
2.90%, 12/15/31 (a)	50,000	44,789
Hudson Pacific Properties LP
3.95%, 11/01/27 (a)	45,000	45,313
4.65%, 04/01/29 (a)	150,000	157,014
3.25%, 01/15/30 (a)	75,000	71,809
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	150,000	136,423
2.00%, 08/15/31 (a)	100,000	85,592
Kilroy Realty LP
4.25%, 08/15/29 (a)	70,000	72,009
3.05%, 02/15/30 (a)	200,000	187,782
Kimco Realty Corp.
3.80%, 04/01/27 (a)	50,000	50,598
1.90%, 03/01/28 (a)	50,000	45,382
2.70%, 10/01/30 (a)	100,000	93,772
2.25%, 12/01/31 (a)	100,000	89,507
Lexington Realty Trust
2.70%, 09/15/30 (a)	125,000	115,440
Life Storage LP
3.88%, 12/15/27 (a)	95,000	96,196
4.00%, 06/15/29 (a)	55,000	55,709
2.20%, 10/15/30 (a)	75,000	66,389
2.40%, 10/15/31 (a)	100,000	88,330
LXP Industrial Trust
2.38%, 10/01/31 (a)	75,000	66,670
Mid-America Apartments LP
3.60%, 06/01/27 (a)	100,000	100,801
4.20%, 06/15/28 (a)	75,000	77,621
3.95%, 03/15/29 (a)	115,000	118,460
1.70%, 02/15/31 (a)	100,000	86,567
National Health Investors, Inc.
3.00%, 02/01/31 (a)	125,000	108,972
National Retail Properties, Inc.
3.50%, 10/15/27 (a)	100,000	99,519
4.30%, 10/15/28 (a)	50,000	51,264
2.50%, 04/15/30 (a)	100,000	92,136
Office Properties Income Trust
3.45%, 10/15/31 (a)	125,000	107,758
Omega Healthcare Investors, Inc.
4.50%, 04/01/27 (a)	100,000	102,094
4.75%, 01/15/28 (a)	125,000	126,855
3.63%, 10/01/29 (a)	175,000	165,443
3.38%, 02/01/31 (a)	125,000	114,722
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	100,000	88,336
Physicians Realty LP
3.95%, 01/15/28 (a)	150,000	151,732
2.63%, 11/01/31 (a)	75,000	67,679

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Piedmont Operating Partnership LP
3.15%, 08/15/30 (a)	50,000	46,899
Prologis LP
2.13%, 04/15/27 (a)	75,000	71,139
3.88%, 09/15/28 (a)	100,000	102,923
4.38%, 02/01/29 (a)	25,000	26,624
2.25%, 04/15/30 (a)	225,000	209,153
1.25%, 10/15/30 (a)	125,000	106,519
1.63%, 03/15/31 (a)	75,000	65,396
Public Storage
3.09%, 09/15/27 (a)	100,000	100,078
1.85%, 05/01/28 (a)	200,000	184,858
3.39%, 05/01/29 (a)	100,000	101,361
2.30%, 05/01/31 (a)	175,000	161,812
2.25%, 11/09/31 (a)	100,000	91,534
Realty Income Corp.
3.95%, 08/15/27 (a)	125,000	128,585
3.40%, 01/15/28 (a)	150,000	149,920
3.65%, 01/15/28 (a)	175,000	177,823
2.20%, 06/15/28 (a)	100,000	92,981
3.10%, 12/15/29 (a)	170,000	165,978
3.25%, 01/15/31 (a)	150,000	147,759
Regency Centers LP
4.13%, 03/15/28 (a)	75,000	77,724
2.95%, 09/15/29 (a)	50,000	47,735
3.70%, 06/15/30 (a)	100,000	100,160
Retail Properties of America, Inc.
4.75%, 09/15/30 (a)	100,000	103,898
Rexford Industrial Realty LP
2.13%, 12/01/30 (a)	75,000	65,621
2.15%, 09/01/31 (a)	100,000	86,622
Sabra Health Care LP
3.90%, 10/15/29 (a)	90,000	86,771
3.20%, 12/01/31 (a)	175,000	156,593
Safehold Operating Partnership LP
2.80%, 06/15/31 (a)	150,000	132,751
Simon Property Group LP
3.38%, 06/15/27 (a)	100,000	100,423
3.38%, 12/01/27 (a)	150,000	149,490
1.75%, 02/01/28 (a)	200,000	182,358
2.45%, 09/13/29 (a)	225,000	210,215
2.65%, 07/15/30 (a)	150,000	141,537
2.20%, 02/01/31 (a)	150,000	135,375
2.25%, 01/15/32 (a)	200,000	179,252
2.65%, 02/01/32 (a)	125,000	115,712
SITE Centers Corp.
4.70%, 06/01/27 (a)	76,000	78,785
Spirit Realty LP
2.10%, 03/15/28 (a)	50,000	45,437
4.00%, 07/15/29 (a)	125,000	126,459
3.40%, 01/15/30 (a)	175,000	169,011
3.20%, 02/15/31 (a)	100,000	95,241
STORE Capital Corp.
4.50%, 03/15/28 (a)	70,000	72,290
4.63%, 03/15/29 (a)	75,000	77,927
2.75%, 11/18/30 (a)	100,000	90,884
Sun Communities Operating LP
2.30%, 11/01/28 (a)	75,000	68,165
2.70%, 07/15/31 (a)	150,000	135,402
Tanger Properties LP
3.88%, 07/15/27 (a)	100,000	100,391
2.75%, 09/01/31 (a)	75,000	65,450
UDR, Inc.
3.50%, 07/01/27 (a)	75,000	75,386
3.50%, 01/15/28 (a)	50,000	49,886
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.40%, 01/26/29 (a)	100,000	104,894
3.20%, 01/15/30 (a)	175,000	170,277
3.00%, 08/15/31 (a)	125,000	118,911
Ventas Realty LP
3.85%, 04/01/27 (a)	45,000	45,970
4.00%, 03/01/28 (a)	246,000	250,512
4.40%, 01/15/29 (a)	150,000	157,537
3.00%, 01/15/30 (a)	145,000	138,837
4.75%, 11/15/30 (a)	50,000	53,690
2.50%, 09/01/31 (a)	100,000	90,484
Vornado Realty LP
3.40%, 06/01/31 (a)	75,000	70,302
Welltower, Inc.
4.25%, 04/15/28 (a)	200,000	207,648
2.05%, 01/15/29 (a)	75,000	68,217
4.13%, 03/15/29 (a)	100,000	103,423
3.10%, 01/15/30 (a)	150,000	144,943
2.75%, 01/15/31 (a)	100,000	93,741
2.80%, 06/01/31 (a)	175,000	163,312
WP Carey, Inc.
3.85%, 07/15/29 (a)	80,000	81,051
2.40%, 02/01/31 (a)	100,000	90,232
		19,909,674
		124,811,135

Industrial 57.1%
Basic Industry 2.7%
Air Products and Chemicals, Inc.
1.85%, 05/15/27 (a)	250,000	236,412
2.05%, 05/15/30 (a)	50,000	46,151
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30 (a)	200,000	187,168
ArcelorMittal S.A.
4.25%, 07/16/29 (e)	100,000	101,711
Cabot Corp.
4.00%, 07/01/29 (a)	50,000	50,377
Dow Chemical Co.
4.80%, 11/30/28 (a)	90,000	96,723
7.38%, 11/01/29	200,000	250,578
2.10%, 11/15/30 (a)(e)	300,000	270,315
DuPont de Nemours, Inc.
4.73%, 11/15/28 (a)	370,000	396,744
Eastman Chemical Co.
4.50%, 12/01/28 (a)	138,000	143,099
Ecolab, Inc.
3.25%, 12/01/27 (a)	25,000	25,411
4.80%, 03/24/30 (a)	125,000	138,579
1.30%, 01/30/31 (a)	150,000	129,390
2.13%, 02/01/32 (a)	200,000	183,346
EI du Pont de Nemours and Co.
2.30%, 07/15/30 (a)	100,000	93,158
FMC Corp.
3.45%, 10/01/29 (a)	100,000	98,507
Freeport-McMoRan, Inc.
4.13%, 03/01/28 (a)	175,000	175,252
4.38%, 08/01/28 (a)	150,000	151,027
4.25%, 03/01/30 (a)	200,000	201,584
4.63%, 08/01/30 (a)	250,000	255,832
Georgia-Pacific LLC
8.88%, 05/15/31	100,000	140,312
Huntsman International LLC
4.50%, 05/01/29 (a)	125,000	129,249
2.95%, 06/15/31 (a)	125,000	115,603

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	75,000	78,018
Kinross Gold Corp.
4.50%, 07/15/27 (a)	100,000	102,871
Linde, Inc.
1.10%, 08/10/30 (a)	125,000	107,509
LYB International Finance III LLC
2.25%, 10/01/30 (a)	125,000	112,839
Mosaic Co.
4.05%, 11/15/27 (a)	150,000	153,885
NewMarket Corp.
2.70%, 03/18/31 (a)	125,000	114,708
Newmont Corp.
2.80%, 10/01/29 (a)	125,000	119,693
2.25%, 10/01/30 (a)	225,000	205,589
Nucor Corp.
3.95%, 05/01/28 (a)	100,000	102,777
2.70%, 06/01/30 (a)	100,000	95,009
Nutrien Ltd.
4.20%, 04/01/29 (a)	100,000	104,607
2.95%, 05/13/30 (a)	100,000	96,514
Packaging Corp. of America
3.40%, 12/15/27 (a)	30,000	30,061
3.00%, 12/15/29 (a)	210,000	203,563
PPG Industries, Inc.
3.75%, 03/15/28 (a)	175,000	179,468
2.80%, 08/15/29 (a)	125,000	120,236
Rayonier LP
2.75%, 05/17/31 (a)	100,000	91,623
Reliance Steel & Aluminum Co.
2.15%, 08/15/30 (a)	100,000	89,827
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	225,000	272,068
RPM International, Inc.
4.55%, 03/01/29 (a)	50,000	52,380
2.95%, 01/15/32 (a)	75,000	68,856
Sherwin-Williams Co.
3.45%, 06/01/27 (a)	375,000	376,477
2.95%, 08/15/29 (a)	135,000	130,295
2.30%, 05/15/30 (a)	100,000	91,703
2.20%, 03/15/32 (a)	100,000	88,850
Steel Dynamics, Inc.
1.65%, 10/15/27 (a)	50,000	45,421
3.45%, 04/15/30 (a)	175,000	172,751
3.25%, 01/15/31 (a)	100,000	97,077
Suzano Austria GmbH
2.50%, 09/15/28 (a)	100,000	90,457
6.00%, 01/15/29 (a)	400,000	432,404
5.00%, 01/15/30 (a)	200,000	204,638
3.75%, 01/15/31 (a)	200,000	188,460
3.13%, 01/15/32 (a)	225,000	200,788
Teck Resources Ltd.
3.90%, 07/15/30 (a)	125,000	124,889
Vale Overseas Ltd.
3.75%, 07/08/30 (a)	325,000	313,696
WestRock MWV LLC
8.20%, 01/15/30	75,000	96,152
7.95%, 02/15/31	50,000	64,314
Weyerhaeuser Co.
6.95%, 10/01/27	75,000	87,440
4.00%, 11/15/29 (a)	200,000	205,824
4.00%, 04/15/30 (a)	125,000	128,862
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
WRKCo, Inc.
3.38%, 09/15/27 (a)	125,000	123,821
4.00%, 03/15/28 (a)	75,000	76,685
3.90%, 06/01/28 (a)	200,000	200,934
4.90%, 03/15/29 (a)	125,000	134,711
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(b)	100,000	89,673
		9,884,951
Capital Goods 5.9%
3M Co.
2.88%, 10/15/27 (a)	150,000	149,380
3.63%, 09/14/28 (a)	50,000	51,410
3.38%, 03/01/29 (a)	150,000	152,652
2.38%, 08/26/29 (a)	200,000	190,418
3.05%, 04/15/30 (a)	100,000	99,373
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	75,000	66,014
Allegion PLC
3.50%, 10/01/29 (a)	150,000	145,338
Amcor Finance USA, Inc.
4.50%, 05/15/28 (a)	140,000	148,071
Amcor Flexibles North America, Inc.
2.63%, 06/19/30 (a)	250,000	231,092
Amphenol Corp.
4.35%, 06/01/29 (a)	100,000	105,449
2.80%, 02/15/30 (a)	250,000	237,060
2.20%, 09/15/31 (a)	150,000	133,543
Avery Dennison Corp.
4.88%, 12/06/28 (a)	95,000	101,667
2.65%, 04/30/30 (a)	75,000	69,749
2.25%, 02/15/32 (a)	150,000	132,007
Boeing Co.
5.04%, 05/01/27 (a)	400,000	421,028
3.25%, 02/01/28 (a)	150,000	144,954
3.25%, 03/01/28 (a)	90,000	86,770
3.45%, 11/01/28 (a)	50,000	48,451
3.20%, 03/01/29 (a)	320,000	305,667
2.95%, 02/01/30 (a)	125,000	116,044
5.15%, 05/01/30 (a)	925,000	985,957
3.63%, 02/01/31 (a)	225,000	219,022
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	200,000	203,398
2.75%, 03/01/30 (a)	75,000	69,977
Carrier Global Corp.
2.72%, 02/15/30 (a)	400,000	376,312
2.70%, 02/15/31 (a)(b)	150,000	140,130
Caterpillar Financial Services Corp.
1.10%, 09/14/27	150,000	136,846
Caterpillar, Inc.
2.60%, 09/19/29 (a)	105,000	102,001
2.60%, 04/09/30 (a)	150,000	146,370
1.90%, 03/12/31 (a)(e)	100,000	91,939
CNH Industrial NV
3.85%, 11/15/27 (a)	90,000	90,731
Deere & Co.
5.38%, 10/16/29	50,000	57,562
3.10%, 04/15/30 (a)	175,000	175,500
7.13%, 03/03/31	50,000	65,068
Dover Corp.
2.95%, 11/04/29 (a)	75,000	73,091
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	150,000	133,773

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Eaton Corp.
3.10%, 09/15/27 (a)	125,000	125,235
Emerson Electric Co.
1.80%, 10/15/27 (a)	125,000	117,283
2.00%, 12/21/28 (a)	50,000	46,663
1.95%, 10/15/30 (a)	200,000	182,050
2.20%, 12/21/31 (a)	200,000	184,646
Flowserve Corp.
3.50%, 10/01/30 (a)	125,000	118,520
2.80%, 01/15/32 (a)	75,000	66,558
Fortune Brands Home & Security, Inc.
3.25%, 09/15/29 (a)	175,000	168,625
General Dynamics Corp.
3.50%, 04/01/27 (a)	200,000	204,008
3.75%, 05/15/28 (a)	100,000	102,927
3.63%, 04/01/30 (a)	275,000	283,924
2.25%, 06/01/31 (a)	100,000	93,807
General Electric Co.
6.75%, 03/15/32	400,000	504,308
Honeywell International, Inc.
2.70%, 08/15/29 (a)	75,000	73,758
1.95%, 06/01/30 (a)	225,000	207,904
1.75%, 09/01/31 (a)	300,000	269,094
Hubbell, Inc.
3.15%, 08/15/27 (a)	50,000	49,589
3.50%, 02/15/28 (a)	125,000	124,939
2.30%, 03/15/31 (a)	75,000	68,416
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	50,000	49,438
2.04%, 08/16/28 (a)(b)	250,000	226,050
4.20%, 05/01/30 (a)	100,000	103,691
IDEX Corp.
3.00%, 05/01/30 (a)	125,000	117,593
2.63%, 06/15/31 (a)	125,000	114,348
John Deere Capital Corp.
2.80%, 09/08/27	135,000	133,940
3.05%, 01/06/28	50,000	50,090
1.50%, 03/06/28	150,000	138,493
3.45%, 03/07/29	20,000	20,576
2.80%, 07/18/29	65,000	64,059
2.45%, 01/09/30	190,000	182,280
1.45%, 01/15/31	275,000	242,014
Johnson Controls International plc
1.75%, 09/15/30 (a)	125,000	111,963
2.00%, 09/16/31 (a)	150,000	132,166
Kennametal, Inc.
4.63%, 06/15/28 (a)	100,000	103,913
2.80%, 03/01/31 (a)	75,000	68,558
L3Harris Technologies, Inc.
4.40%, 06/15/28 (a)	375,000	389,606
2.90%, 12/15/29 (a)	100,000	96,197
1.80%, 01/15/31 (a)	125,000	108,783
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	150,000	149,269
4.40%, 03/15/29 (a)	50,000	52,120
Lennox International, Inc.
1.70%, 08/01/27 (a)	50,000	45,869
Lockheed Martin Corp.
1.85%, 06/15/30 (a)	50,000	45,452
Martin Marietta Materials, Inc.
3.45%, 06/01/27 (a)	100,000	100,413
3.50%, 12/15/27 (a)	72,000	72,446
2.50%, 03/15/30 (a)	125,000	114,689
2.40%, 07/15/31 (a)	175,000	157,372
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Masco Corp.
3.50%, 11/15/27 (a)	150,000	149,205
2.00%, 10/01/30 (a)	175,000	152,003
Mohawk Industries, Inc.
3.63%, 05/15/30 (a)	90,000	88,438
Northrop Grumman Corp.
3.25%, 01/15/28 (a)	415,000	415,228
4.40%, 05/01/30 (a)	150,000	161,088
nVent Finance Sarl
4.55%, 04/15/28 (a)	165,000	170,242
2.75%, 11/15/31 (a)	100,000	89,988
Oshkosh Corp.
4.60%, 05/15/28 (a)	25,000	25,690
3.10%, 03/01/30 (a)	125,000	116,943
Otis Worldwide Corp.
2.29%, 04/05/27 (a)	250,000	237,297
2.57%, 02/15/30 (a)	120,000	112,258
Owens Corning
3.88%, 06/01/30 (a)	150,000	151,603
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	225,000	222,174
Pentair Finance Sarl
4.50%, 07/01/29 (a)	150,000	156,603
Raytheon Technologies Corp.
3.13%, 05/04/27 (a)	225,000	225,711
4.13%, 11/16/28 (a)	575,000	601,617
7.50%, 09/15/29	100,000	126,870
2.25%, 07/01/30 (a)	175,000	162,332
1.90%, 09/01/31 (a)	200,000	177,518
2.38%, 03/15/32 (a)	200,000	184,082
Republic Services, Inc.
3.38%, 11/15/27 (a)	15,000	15,084
3.95%, 05/15/28 (a)	275,000	282,582
2.30%, 03/01/30 (a)	50,000	46,149
1.45%, 02/15/31 (a)	125,000	106,086
1.75%, 02/15/32 (a)	225,000	193,583
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	50,000	51,466
1.75%, 08/15/31 (a)	100,000	88,479
Roper Technologies, Inc.
1.40%, 09/15/27 (a)	100,000	90,708
4.20%, 09/15/28 (a)	150,000	156,040
2.95%, 09/15/29 (a)	150,000	144,729
2.00%, 06/30/30 (a)	50,000	44,570
1.75%, 02/15/31 (a)	200,000	173,004
Sonoco Products Co.
3.13%, 05/01/30 (a)	160,000	154,203
2.85%, 02/01/32 (a)	100,000	93,580
Stanley Black & Decker, Inc.
4.25%, 11/15/28 (a)	50,000	52,490
2.30%, 03/15/30 (a)	225,000	209,250
Teledyne Technologies, Inc.
2.25%, 04/01/28 (a)	100,000	92,800
2.75%, 04/01/31 (a)	200,000	185,420
Textron, Inc.
3.38%, 03/01/28 (a)	100,000	99,204
3.90%, 09/17/29 (a)	75,000	76,677
3.00%, 06/01/30 (a)	100,000	95,611
2.45%, 03/15/31 (a)	100,000	90,712
Timken Co.
4.50%, 12/15/28 (a)	75,000	77,026
Trane Technologies Global Holding Co., Ltd.
3.75%, 08/21/28 (a)	125,000	125,943
Trane Technologies Luxembourg Finance S.A.
3.80%, 03/21/29 (a)	165,000	167,929

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
United Rentals North America, Inc.
3.88%, 11/15/27 (a)	150,000	148,852
Vontier Corp.
2.40%, 04/01/28 (a)	100,000	88,408
2.95%, 04/01/31 (a)	150,000	133,329
Vulcan Materials Co.
3.90%, 04/01/27 (a)	125,000	128,240
3.50%, 06/01/30 (a)	125,000	124,281
Waste Connections, Inc.
4.25%, 12/01/28 (a)	75,000	78,066
3.50%, 05/01/29 (a)	200,000	201,010
2.60%, 02/01/30 (a)	50,000	47,124
3.20%, 06/01/32 (a)	50,000	48,748
Waste Management, Inc.
3.15%, 11/15/27 (a)	155,000	155,563
1.15%, 03/15/28 (a)	150,000	134,323
2.00%, 06/01/29 (a)	200,000	185,798
1.50%, 03/15/31 (a)	150,000	129,192
Westinghouse Air Brake Technologies Corp.
4.95%, 09/15/28 (a)(f)	275,000	290,796
Xylem, Inc.
1.95%, 01/30/28 (a)	100,000	92,961
2.25%, 01/30/31 (a)	100,000	90,785
		21,105,147
Communications 8.4%
Activision Blizzard, Inc.
1.35%, 09/15/30 (a)	200,000	173,690
America Movil S.A.B. de C.V.
3.63%, 04/22/29 (a)	200,000	201,696
2.88%, 05/07/30 (a)	250,000	239,047
American Tower Corp.
3.55%, 07/15/27 (a)	200,000	198,686
3.60%, 01/15/28 (a)	100,000	99,047
1.50%, 01/31/28 (a)	175,000	154,798
3.95%, 03/15/29 (a)	175,000	175,929
3.80%, 08/15/29 (a)	275,000	274,172
2.90%, 01/15/30 (a)	135,000	125,942
2.10%, 06/15/30 (a)	150,000	131,001
1.88%, 10/15/30 (a)	150,000	127,964
2.70%, 04/15/31 (a)	125,000	113,425
2.30%, 09/15/31 (a)	150,000	131,009
AT&T, Inc.
2.30%, 06/01/27 (a)	425,000	405,705
1.65%, 02/01/28 (a)	400,000	364,528
4.10%, 02/15/28 (a)	525,000	545,821
4.35%, 03/01/29 (a)	500,000	528,570
4.30%, 02/15/30 (a)	825,000	872,916
2.75%, 06/01/31 (a)	600,000	562,650
2.25%, 02/01/32 (a)	400,000	354,848
Bell Canada
2.15%, 02/15/32 (a)	150,000	133,763
British Telecommunications PLC
5.13%, 12/04/28 (a)	200,000	210,974
9.63%, 12/15/30 (f)	525,000	718,258
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (a)	170,000	168,538
4.20%, 03/15/28 (a)	300,000	303,573
2.25%, 01/15/29 (a)	200,000	180,542
5.05%, 03/30/29 (a)	275,000	291,522
2.80%, 04/01/31 (a)	275,000	248,702
2.30%, 02/01/32 (a)	250,000	213,912
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Comcast Corp.
3.30%, 04/01/27 (a)	150,000	152,046
3.15%, 02/15/28 (a)	375,000	374,569
3.55%, 05/01/28 (a)	150,000	152,981
4.15%, 10/15/28 (a)	642,000	675,134
2.65%, 02/01/30 (a)	275,000	264,443
3.40%, 04/01/30 (a)	450,000	456,336
4.25%, 10/15/30 (a)	425,000	453,675
1.95%, 01/15/31 (a)	250,000	225,877
1.50%, 02/15/31 (a)(e)	250,000	217,815
Crown Castle International Corp.
3.65%, 09/01/27 (a)	300,000	299,112
3.80%, 02/15/28 (a)	75,000	74,966
4.30%, 02/15/29 (a)	125,000	128,898
3.10%, 11/15/29 (a)	100,000	95,107
3.30%, 07/01/30 (a)	200,000	191,686
2.25%, 01/15/31 (a)	225,000	198,517
2.10%, 04/01/31 (a)	175,000	151,755
2.50%, 07/15/31 (a)	190,000	170,056
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (f)	700,000	941,507
Discovery Communications LLC
3.95%, 03/20/28 (a)	300,000	299,970
4.13%, 05/15/29 (a)	175,000	177,303
3.63%, 05/15/30 (a)	175,000	170,243
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	125,000	110,175
Fox Corp.
4.71%, 01/25/29 (a)	450,000	480,451
3.50%, 04/08/30 (a)	100,000	99,202
Interpublic Group of Cos., Inc.
4.65%, 10/01/28 (a)	150,000	157,131
4.75%, 03/30/30 (a)	100,000	107,285
2.40%, 03/01/31 (a)	100,000	90,580
Koninklijke KPN N.V.
8.38%, 10/01/30	150,000	193,426
Magallanes, Inc.
4.28%, 03/15/32 (a)(b)	1,000,000	1,006,260
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	100,000	92,733
4.20%, 06/01/30 (a)	125,000	130,829
2.60%, 08/01/31 (a)	150,000	138,833
Orange S.A.
9.00%, 03/01/31	425,000	591,587
Rogers Communications, Inc.
3.80%, 03/15/32 (a)(b)	400,000	396,968
TCI Communications, Inc.
7.13%, 02/15/28	90,000	107,178
Telefonica Europe BV
8.25%, 09/15/30	300,000	392,265
TELUS Corp.
3.70%, 09/15/27 (a)	75,000	76,655
T-Mobile USA, Inc.
3.75%, 04/15/27 (a)	650,000	654,953
2.05%, 02/15/28 (a)	350,000	320,852
2.40%, 03/15/29 (a)(b)	150,000	137,393
3.88%, 04/15/30 (a)	1,400,000	1,406,342
2.55%, 02/15/31 (a)	500,000	453,735
2.25%, 11/15/31 (a)	200,000	175,096
2.70%, 03/15/32 (a)(b)	250,000	227,652
TWDC Enterprises 18 Corp.
2.95%, 06/15/27	50,000	49,866
7.00%, 03/01/32	150,000	193,623

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Verizon Communications, Inc.
2.10%, 03/22/28 (a)	600,000	560,646
4.33%, 09/21/28	835,000	881,493
3.88%, 02/08/29 (a)	125,000	130,113
4.02%, 12/03/29 (a)	750,000	779,400
3.15%, 03/22/30 (a)	275,000	270,435
1.50%, 09/18/30 (a)	225,000	195,565
1.68%, 10/30/30 (a)	450,000	393,588
7.75%, 12/01/30	75,000	99,462
1.75%, 01/20/31 (a)	375,000	327,787
2.55%, 03/21/31 (a)	725,000	674,054
2.36%, 03/15/32 (a)	850,000	768,952
ViacomCBS, Inc.
3.38%, 02/15/28 (a)	100,000	98,237
3.70%, 06/01/28 (a)	200,000	199,342
4.20%, 06/01/29 (a)	100,000	101,828
7.88%, 07/30/30	150,000	189,043
4.95%, 01/15/31 (a)	225,000	239,319
Vodafone Group PLC
4.38%, 05/30/28	515,000	540,338
7.88%, 02/15/30	125,000	159,243
Walt Disney Co.
3.70%, 03/23/27	100,000	102,976
2.20%, 01/13/28	300,000	286,053
2.00%, 09/01/29 (a)	350,000	324,257
3.80%, 03/22/30	325,000	338,975
2.65%, 01/13/31	500,000	477,970
		30,053,370
Consumer Cyclical 7.4%
Advance Auto Parts, Inc.
1.75%, 10/01/27 (a)	50,000	45,113
3.90%, 04/15/30 (a)	100,000	99,964
3.50%, 03/15/32 (a)	75,000	72,186
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	500,000	491,010
2.13%, 02/09/31 (a)	250,000	217,495
Amazon.com, Inc.
1.20%, 06/03/27 (a)	200,000	184,936
3.15%, 08/22/27 (a)	600,000	608,958
1.65%, 05/12/28 (a)	400,000	371,956
1.50%, 06/03/30 (a)	650,000	582,114
2.10%, 05/12/31 (a)	500,000	465,445
American Honda Finance Corp.
3.50%, 02/15/28	41,000	41,391
2.25%, 01/12/29	150,000	140,015
1.80%, 01/13/31	125,000	110,839
Aptiv PLC
4.35%, 03/15/29 (a)	50,000	51,675
3.25%, 03/01/32 (a)	100,000	94,812
AutoNation, Inc.
3.80%, 11/15/27 (a)	75,000	75,148
1.95%, 08/01/28 (a)	100,000	89,855
4.75%, 06/01/30 (a)	75,000	78,367
2.40%, 08/01/31 (a)	150,000	130,830
3.85%, 03/01/32 (a)	75,000	72,605
AutoZone, Inc.
3.75%, 06/01/27 (a)	25,000	25,643
3.75%, 04/18/29 (a)	225,000	227,338
4.00%, 04/15/30 (a)	50,000	51,331
1.65%, 01/15/31 (a)	150,000	128,234
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	50,000	52,524
1.95%, 10/01/30 (a)	150,000	131,889
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Block Financial LLC
2.50%, 07/15/28 (a)	200,000	183,394
3.88%, 08/15/30 (a)	100,000	98,126
Booking Holdings, Inc.
3.55%, 03/15/28 (a)	75,000	75,875
4.63%, 04/13/30 (a)	275,000	298,878
BorgWarner, Inc.
2.65%, 07/01/27 (a)	200,000	193,512
CBRE Services, Inc.
2.50%, 04/01/31 (a)	150,000	135,809
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	30,000	29,784
3.70%, 01/15/31 (a)	100,000	97,128
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	200,000	201,378
1.38%, 06/20/27 (a)	250,000	232,677
1.60%, 04/20/30 (a)	375,000	336,532
Cummins, Inc.
1.50%, 09/01/30 (a)	225,000	195,079
Daimler Finance North America LLC
8.50%, 01/18/31	250,000	337,010
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	100,000	101,650
Dick's Sporting Goods, Inc.
3.15%, 01/15/32 (a)	175,000	160,585
Dollar General Corp.
3.88%, 04/15/27 (a)	150,000	154,596
4.13%, 05/01/28 (a)	50,000	51,721
3.50%, 04/03/30 (a)	175,000	174,475
Dollar Tree, Inc.
4.20%, 05/15/28 (a)	200,000	207,676
2.65%, 12/01/31 (a)	150,000	137,381
DR Horton, Inc.
1.40%, 10/15/27 (a)	100,000	89,458
eBay, Inc.
2.70%, 03/11/30 (a)	375,000	353,437
2.60%, 05/10/31 (a)	100,000	92,253
Expedia Group, Inc.
4.63%, 08/01/27 (a)	225,000	234,243
3.80%, 02/15/28 (a)	175,000	174,282
3.25%, 02/15/30 (a)	225,000	214,747
2.95%, 03/15/31 (a)	100,000	92,844
General Motors Co.
4.20%, 10/01/27 (a)	125,000	125,926
6.80%, 10/01/27 (a)	150,000	169,399
5.00%, 10/01/28 (a)	180,000	188,149
General Motors Financial Co., Inc.
2.70%, 08/20/27 (a)	100,000	94,181
2.40%, 04/10/28 (a)	325,000	295,477
2.40%, 10/15/28 (a)	250,000	225,047
5.65%, 01/17/29 (a)	100,000	108,361
3.60%, 06/21/30 (a)	200,000	191,342
2.35%, 01/08/31 (a)	175,000	151,396
2.70%, 06/10/31 (a)	250,000	220,237
3.10%, 01/12/32 (a)	325,000	292,662
Genuine Parts Co.
1.88%, 11/01/30 (a)	75,000	65,035
2.75%, 02/01/32 (a)	100,000	91,943
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28 (a)	130,000	140,128
5.30%, 01/15/29 (a)	150,000	157,897
4.00%, 01/15/30 (a)	175,000	170,719
4.00%, 01/15/31 (a)	50,000	48,597
3.25%, 01/15/32 (a)	175,000	158,909

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Home Depot, Inc.
2.50%, 04/15/27 (a)	175,000	171,925
2.88%, 04/15/27 (a)	250,000	249,092
2.80%, 09/14/27 (a)	180,000	178,978
0.90%, 03/15/28 (a)	100,000	88,701
1.50%, 09/15/28 (a)	200,000	182,498
3.90%, 12/06/28 (a)	200,000	209,612
2.95%, 06/15/29 (a)	319,000	316,295
2.70%, 04/15/30 (a)	200,000	193,842
1.38%, 03/15/31 (a)	250,000	215,780
1.88%, 09/15/31 (a)	225,000	201,179
Honda Motor Co., Ltd.
2.97%, 03/10/32 (a)	250,000	241,995
Hyatt Hotels Corp.
4.38%, 09/15/28 (a)	85,000	85,339
5.75%, 04/23/30 (a)	100,000	110,352
JD.com, Inc.
3.38%, 01/14/30 (a)	200,000	189,180
Kohl's Corp.
3.38%, 05/01/31 (a)	150,000	144,067
Las Vegas Sands Corp.
3.90%, 08/08/29 (a)	150,000	137,697
Lear Corp.
3.80%, 09/15/27 (a)	160,000	160,448
4.25%, 05/15/29 (a)	25,000	25,361
3.50%, 05/30/30 (a)	100,000	96,477
Lennar Corp.
5.00%, 06/15/27 (a)	75,000	78,778
4.75%, 11/29/27 (a)	150,000	156,484
Lowe's Cos., Inc.
3.10%, 05/03/27 (a)	325,000	325,309
1.30%, 04/15/28 (a)	150,000	133,875
1.70%, 09/15/28 (a)	150,000	135,992
6.50%, 03/15/29	97,000	114,521
3.65%, 04/05/29 (a)	400,000	406,504
4.50%, 04/15/30 (a)	175,000	187,239
1.70%, 10/15/30 (a)	375,000	327,874
2.63%, 04/01/31 (a)	250,000	234,302
Magna International, Inc.
2.45%, 06/15/30 (a)	200,000	184,564
Marriott International, Inc.
4.00%, 04/15/28 (a)	125,000	125,978
4.65%, 12/01/28 (a)	225,000	234,016
4.63%, 06/15/30 (a)	225,000	234,954
2.85%, 04/15/31 (a)	50,000	45,751
McDonald's Corp.
3.50%, 07/01/27 (a)	200,000	203,616
3.80%, 04/01/28 (a)	250,000	258,012
2.63%, 09/01/29 (a)	400,000	382,176
2.13%, 03/01/30 (a)	100,000	91,679
3.60%, 07/01/30 (a)	100,000	101,829
MDC Holdings, Inc.
3.85%, 01/15/30 (a)	100,000	97,365
2.50%, 01/15/31 (a)	100,000	87,550
NIKE, Inc.
2.85%, 03/27/30 (a)	250,000	246,995
NVR, Inc.
3.00%, 05/15/30 (a)	150,000	140,360
O'Reilly Automotive, Inc.
3.60%, 09/01/27 (a)	225,000	227,882
4.35%, 06/01/28 (a)	200,000	208,100
3.90%, 06/01/29 (a)	50,000	50,836
4.20%, 04/01/30 (a)	125,000	129,716
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	125,000	120,618
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ross Stores, Inc.
1.88%, 04/15/31 (a)	100,000	87,153
Sands China Ltd.
5.40%, 08/08/28 (a)	350,000	345,180
2.85%, 03/08/29 (a)(b)	200,000	169,550
4.38%, 06/18/30 (a)	250,000	227,775
Starbucks Corp.
3.50%, 03/01/28 (a)	75,000	75,692
4.00%, 11/15/28 (a)	36,000	37,274
3.55%, 08/15/29 (a)	175,000	176,417
2.25%, 03/12/30 (a)	175,000	160,279
2.55%, 11/15/30 (a)	255,000	237,535
3.00%, 02/14/32 (a)	250,000	239,135
Tapestry, Inc.
4.13%, 07/15/27 (a)	120,000	121,878
3.05%, 03/15/32 (a)	75,000	68,693
Target Corp.
3.38%, 04/15/29 (a)	200,000	206,690
2.35%, 02/15/30 (a)	150,000	143,171
2.65%, 09/15/30 (a)	150,000	145,830
TJX Cos., Inc.
1.15%, 05/15/28 (a)	150,000	133,544
3.88%, 04/15/30 (a)	100,000	104,333
1.60%, 05/15/31 (a)	50,000	43,810
Toll Brothers Finance Corp.
4.35%, 02/15/28 (a)	100,000	100,891
3.80%, 11/01/29 (a)	75,000	72,695
Toyota Motor Corp.
3.67%, 07/20/28	150,000	153,340
2.76%, 07/02/29	100,000	97,114
Toyota Motor Credit Corp.
1.15%, 08/13/27	200,000	180,800
3.05%, 01/11/28	150,000	149,061
3.65%, 01/08/29	25,000	25,643
2.15%, 02/13/30	300,000	278,370
3.38%, 04/01/30	100,000	100,423
1.90%, 09/12/31	200,000	177,644
2.40%, 01/13/32	150,000	138,755
Tractor Supply Co.
1.75%, 11/01/30 (a)	125,000	107,589
VF Corp.
2.80%, 04/23/27 (a)	50,000	49,442
2.95%, 04/23/30 (a)	150,000	143,018
Walgreens Boots Alliance, Inc.
3.20%, 04/15/30 (a)	100,000	97,642
Walmart, Inc.
3.70%, 06/26/28 (a)	350,000	365,981
1.50%, 09/22/28 (a)	300,000	276,072
3.25%, 07/08/29 (a)	175,000	180,444
2.38%, 09/24/29 (a)	200,000	193,776
1.80%, 09/22/31 (a)	375,000	341,606
		26,617,546
Consumer Non-Cyclical 13.8%
Abbott Laboratories
1.15%, 01/30/28 (a)	125,000	114,108
1.40%, 06/30/30 (a)	200,000	178,802
AbbVie, Inc.
4.25%, 11/14/28 (a)	275,000	289,589
3.20%, 11/21/29 (a)	1,175,000	1,161,910
Adventist Health System
2.95%, 03/01/29 (a)	175,000	170,705
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	105,000	107,445
2.21%, 06/15/30 (a)	75,000	69,558

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Agilent Technologies, Inc.
2.75%, 09/15/29 (a)	100,000	95,434
2.10%, 06/04/30 (a)	50,000	44,910
2.30%, 03/12/31 (a)	150,000	135,798
Ahold Finance USA LLC
6.88%, 05/01/29	125,000	150,850
Altria Group, Inc.
4.80%, 02/14/29 (a)	375,000	394,080
3.40%, 05/06/30 (a)	125,000	120,368
2.45%, 02/04/32 (a)	350,000	304,612
AmerisourceBergen Corp.
3.45%, 12/15/27 (a)	125,000	125,328
2.80%, 05/15/30 (a)	150,000	141,197
2.70%, 03/15/31 (a)	200,000	185,276
Amgen, Inc.
3.20%, 11/02/27 (a)	300,000	301,461
1.65%, 08/15/28 (a)	200,000	182,670
2.45%, 02/21/30 (a)	200,000	188,418
2.30%, 02/25/31 (a)	425,000	391,450
2.00%, 01/15/32 (a)	200,000	177,620
3.35%, 02/22/32 (a)	200,000	198,428
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	400,000	415,424
4.75%, 01/23/29 (a)	945,000	1,025,193
3.50%, 06/01/30 (a)	300,000	304,752
4.90%, 01/23/31 (a)	150,000	166,873
Archer-Daniels-Midland Co.
3.25%, 03/27/30 (a)	150,000	151,287
2.90%, 03/01/32 (a)	150,000	146,856
Ascension Health
2.53%, 11/15/29 (a)	200,000	192,866
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	150,000	138,693
2.25%, 05/28/31 (a)	150,000	139,823
AstraZeneca PLC
3.13%, 06/12/27 (a)	180,000	181,379
4.00%, 01/17/29 (a)	400,000	422,048
1.38%, 08/06/30 (a)	100,000	87,421
Banner Health
2.34%, 01/01/30 (a)	75,000	69,739
1.90%, 01/01/31 (a)	75,000	66,668
BAT Capital Corp.
4.70%, 04/02/27 (a)	200,000	205,136
3.56%, 08/15/27 (a)	600,000	584,088
2.26%, 03/25/28 (a)	325,000	292,315
3.46%, 09/06/29 (a)	150,000	141,411
4.91%, 04/02/30 (a)	275,000	283,211
2.73%, 03/25/31 (a)	225,000	198,657
4.74%, 03/16/32 (a)	250,000	251,560
BAT International Finance PLC
4.45%, 03/16/28 (a)	100,000	100,284
Baxter International, Inc.
2.27%, 12/01/28 (a)(b)	150,000	139,002
3.95%, 04/01/30 (a)	125,000	129,048
1.73%, 04/01/31 (a)	100,000	86,635
2.54%, 02/01/32 (a)(b)	300,000	274,506
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	50,000	44,258
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	450,000	456,885
2.82%, 05/20/30 (a)	200,000	190,392
1.96%, 02/11/31 (a)	100,000	88,543
Biogen, Inc.
2.25%, 05/01/30 (a)	300,000	268,959
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30 (a)	75,000	74,742
2.10%, 06/01/31 (a)	100,000	89,740
Boston Scientific Corp.
2.65%, 06/01/30 (a)	225,000	211,844
Bristol-Myers Squibb Co.
1.13%, 11/13/27 (a)	235,000	214,240
3.90%, 02/20/28 (a)	250,000	261,132
3.40%, 07/26/29 (a)	625,000	636,219
1.45%, 11/13/30 (a)	200,000	174,830
2.95%, 03/15/32 (a)	350,000	343,182
Brunswick Corp.
2.40%, 08/18/31 (a)	100,000	84,879
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	100,000	100,681
2.75%, 05/14/31 (a)	175,000	160,960
Campbell Soup Co.
4.15%, 03/15/28 (a)	175,000	179,748
2.38%, 04/24/30 (a)	150,000	137,043
Cardinal Health, Inc.
3.41%, 06/15/27 (a)	225,000	226,195
Cedars-Sinai Health System
2.29%, 08/15/31 (a)	100,000	91,267
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	25,000	25,008
2.30%, 12/15/31 (a)	150,000	137,130
Cigna Corp.
3.05%, 10/15/27 (a)	100,000	99,208
4.38%, 10/15/28 (a)	575,000	604,986
2.40%, 03/15/30 (a)	300,000	277,878
2.38%, 03/15/31 (a)	350,000	320,754
Clorox Co.
3.10%, 10/01/27 (a)	100,000	99,383
3.90%, 05/15/28 (a)	50,000	51,344
1.80%, 05/15/30 (a)	100,000	87,974
Coca-Cola Co.
2.90%, 05/25/27	30,000	30,000
1.45%, 06/01/27	450,000	422,829
1.00%, 03/15/28	450,000	403,488
2.13%, 09/06/29	175,000	164,909
3.45%, 03/25/30	250,000	256,770
1.65%, 06/01/30	300,000	269,241
2.00%, 03/05/31	175,000	160,207
1.38%, 03/15/31	100,000	86,762
2.25%, 01/05/32	300,000	280,221
Coca-Cola Femsa S.A.B. de C.V.
2.75%, 01/22/30 (a)	350,000	335,149
CommonSpirit Health
3.35%, 10/01/29 (a)	145,000	140,849
2.78%, 10/01/30 (a)	125,000	115,984
Conagra Brands, Inc.
1.38%, 11/01/27 (a)	250,000	222,325
4.85%, 11/01/28 (a)	175,000	185,668
8.25%, 09/15/30	175,000	226,840
Constellation Brands, Inc.
3.50%, 05/09/27 (a)	125,000	125,901
3.60%, 02/15/28 (a)	100,000	99,756
4.65%, 11/15/28 (a)	125,000	132,094
3.15%, 08/01/29 (a)	75,000	72,443
2.88%, 05/01/30 (a)	125,000	117,478
2.25%, 08/01/31 (a)	200,000	176,602
CVS Health Corp.
3.63%, 04/01/27 (a)	100,000	101,677
6.25%, 06/01/27	300,000	339,984
1.30%, 08/21/27 (a)	300,000	272,928

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.30%, 03/25/28 (a)	932,000	977,295
3.25%, 08/15/29 (a)	350,000	346,461
3.75%, 04/01/30 (a)	350,000	356,240
1.75%, 08/21/30 (a)	275,000	241,271
1.88%, 02/28/31 (a)	50,000	43,968
2.13%, 09/15/31 (a)	300,000	268,068
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	200,000	192,882
DH Europe Finance II Sarl
2.60%, 11/15/29 (a)	200,000	190,864
Diageo Capital PLC
3.88%, 05/18/28 (a)	200,000	206,686
2.00%, 04/29/30 (a)	300,000	274,887
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	175,000	182,842
Eli Lilly & Co.
3.10%, 05/15/27 (a)	125,000	125,408
3.38%, 03/15/29 (a)	200,000	206,032
Estee Lauder Cos., Inc.
2.38%, 12/01/29 (a)	125,000	119,120
2.60%, 04/15/30 (a)	150,000	144,525
1.95%, 03/15/31 (a)	125,000	113,550
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	100,000	89,749
General Mills, Inc.
4.20%, 04/17/28 (a)	275,000	287,336
2.88%, 04/15/30 (a)	125,000	120,058
2.25%, 10/14/31 (a)	100,000	89,850
Gilead Sciences, Inc.
1.20%, 10/01/27 (a)	175,000	158,184
1.65%, 10/01/30 (a)	150,000	132,089
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	275,000	280,659
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	150,000	156,778
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/29 (a)(b)	250,000	247,627
3.63%, 03/24/32 (a)(b)	400,000	400,356
Hasbro, Inc.
3.50%, 09/15/27 (a)	105,000	104,054
3.90%, 11/19/29 (a)	155,000	155,780
HCA, Inc.
4.13%, 06/15/29 (a)	300,000	305,748
2.38%, 07/15/31 (a)	350,000	313,075
3.63%, 03/15/32 (a)(b)	450,000	441,238
Hershey Co.
2.45%, 11/15/29 (a)	75,000	72,358
1.70%, 06/01/30 (a)	75,000	67,548
Hormel Foods Corp.
1.70%, 06/03/28 (a)	100,000	92,292
1.80%, 06/11/30 (a)	200,000	179,264
Illumina, Inc.
2.55%, 03/23/31 (a)	125,000	113,705
Ingredion, Inc.
2.90%, 06/01/30 (a)	125,000	117,874
JM Smucker Co.
3.38%, 12/15/27 (a)	75,000	75,215
2.38%, 03/15/30 (a)	100,000	91,587
2.13%, 03/15/32 (a)	100,000	87,538
Johnson & Johnson
0.95%, 09/01/27 (a)	325,000	297,511
2.90%, 01/15/28 (a)	300,000	301,140
6.95%, 09/01/29	87,000	111,534
1.30%, 09/01/30 (a)	375,000	334,410
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	125,000	124,999
Kellogg Co.
3.40%, 11/15/27 (a)	200,000	200,636
4.30%, 05/15/28 (a)	75,000	78,488
2.10%, 06/01/30 (a)	100,000	90,034
7.45%, 04/01/31	100,000	128,178
Keurig Dr Pepper, Inc.
3.43%, 06/15/27 (a)	75,000	75,321
4.60%, 05/25/28 (a)	500,000	529,035
3.20%, 05/01/30 (a)	100,000	97,279
2.25%, 03/15/31 (a)	75,000	67,498
Kimberly-Clark Corp.
1.05%, 09/15/27 (a)	150,000	136,392
3.95%, 11/01/28 (a)	50,000	52,440
3.20%, 04/25/29 (a)	135,000	136,674
3.10%, 03/26/30 (a)	150,000	150,272
2.00%, 11/02/31 (a)	100,000	91,338
Kraft Heinz Foods Co.
3.88%, 05/15/27 (a)	275,000	279,419
3.75%, 04/01/30 (a)	150,000	150,340
4.25%, 03/01/31 (a)	75,000	77,445
6.75%, 03/15/32	100,000	121,334
Kroger Co.
3.70%, 08/01/27 (a)	250,000	256,957
4.50%, 01/15/29 (a)	125,000	133,360
2.20%, 05/01/30 (a)	100,000	91,574
1.70%, 01/15/31 (a)	150,000	130,850
Laboratory Corp. of America Holdings
3.60%, 09/01/27 (a)	125,000	127,065
2.95%, 12/01/29 (a)	250,000	240,595
McCormick & Co., Inc.
3.40%, 08/15/27 (a)	225,000	226,901
2.50%, 04/15/30 (a)	200,000	185,794
McKesson Corp.
3.95%, 02/16/28 (a)	25,000	25,263
Medtronic Global Holdings SCA
3.35%, 04/01/27 (a)	85,000	86,081
Merck & Co., Inc.
1.70%, 06/10/27 (a)	300,000	284,307
1.90%, 12/10/28 (a)	200,000	188,544
3.40%, 03/07/29 (a)	350,000	358,764
1.45%, 06/24/30 (a)	250,000	222,060
2.15%, 12/10/31 (a)	400,000	370,812
Merck Sharp & Dohme Corp.
5.95%, 12/01/28	75,000	87,139
Mercy Health
4.30%, 07/01/28 (a)	50,000	52,283
Mondelez International, Inc.
2.75%, 04/13/30 (a)	175,000	167,597
1.50%, 02/04/31 (a)	250,000	214,025
Mylan, Inc.
4.55%, 04/15/28 (a)	100,000	101,189
Novartis Capital Corp.
3.10%, 05/17/27 (a)	175,000	176,934
2.20%, 08/14/30 (a)	375,000	352,950
OhioHealth Corp.
2.30%, 11/15/31 (a)	100,000	91,671
PepsiCo, Inc.
2.63%, 03/19/27 (a)	100,000	99,289
3.00%, 10/15/27 (a)	300,000	302,439
2.63%, 07/29/29 (a)	250,000	245,310
2.75%, 03/19/30 (a)	325,000	318,965
1.63%, 05/01/30 (a)	200,000	180,144

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.40%, 02/25/31 (a)	150,000	131,880
1.95%, 10/21/31 (a)	275,000	251,102
PerkinElmer, Inc.
3.30%, 09/15/29 (a)	225,000	219,739
2.55%, 03/15/31 (a)	100,000	91,697
2.25%, 09/15/31 (a)	175,000	155,155
Pfizer, Inc.
3.60%, 09/15/28 (a)	200,000	208,246
3.45%, 03/15/29 (a)	350,000	360,454
2.63%, 04/01/30 (a)	200,000	194,556
1.70%, 05/28/30 (a)	175,000	159,316
1.75%, 08/18/31 (a)	175,000	157,552
Pharmacia LLC
6.60%, 12/01/28	250,000	297,410
Philip Morris International, Inc.
3.13%, 08/17/27 (a)	57,000	56,612
3.13%, 03/02/28 (a)	100,000	98,601
3.38%, 08/15/29 (a)	125,000	124,479
2.10%, 05/01/30 (a)	200,000	180,166
1.75%, 11/01/30 (a)	125,000	108,478
Procter & Gamble Co.
2.85%, 08/11/27	125,000	125,356
3.00%, 03/25/30	325,000	326,989
1.20%, 10/29/30	275,000	239,970
1.95%, 04/23/31	175,000	162,319
2.30%, 02/01/32	175,000	166,810
Providence St Joseph Health Obligated Group
2.53%, 10/01/29 (a)	125,000	118,381
Quest Diagnostics, Inc.
4.20%, 06/30/29 (a)	250,000	259,415
2.95%, 06/30/30 (a)	150,000	142,515
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	200,000	173,484
Royalty Pharma PLC
1.75%, 09/02/27 (a)	175,000	158,909
2.20%, 09/02/30 (a)	150,000	131,465
2.15%, 09/02/31 (a)	150,000	129,024
Rush Obligated Group
3.92%, 11/15/29 (a)	75,000	77,393
Sanofi
3.63%, 06/19/28 (a)	175,000	182,143
Smith & Nephew PLC
2.03%, 10/14/30 (a)	250,000	218,337
SSM Health Care Corp.
3.82%, 06/01/27 (a)	100,000	102,210
Stanford Health Care
3.31%, 08/15/30 (a)	50,000	49,794
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31 (a)	175,000	160,802
Stryker Corp.
3.65%, 03/07/28 (a)	250,000	253,915
1.95%, 06/15/30 (a)	125,000	112,288
Sutter Health
2.29%, 08/15/30 (a)	175,000	158,590
Sysco Corp.
3.25%, 07/15/27 (a)	125,000	124,500
2.40%, 02/15/30 (a)	90,000	83,704
5.95%, 04/01/30 (a)	175,000	203,324
2.45%, 12/14/31 (a)	150,000	138,330
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/28 (a)	300,000	325,947
2.05%, 03/31/30 (a)	500,000	450,855
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Thermo Fisher Scientific, Inc.
1.75%, 10/15/28 (a)	150,000	137,468
2.60%, 10/01/29 (a)	50,000	48,003
2.00%, 10/15/31 (a)	250,000	224,815
Toledo Hospital
5.33%, 11/15/28	50,000	52,686
Tyson Foods, Inc.
3.55%, 06/02/27 (a)	250,000	252,497
4.35%, 03/01/29 (a)	250,000	263,190
Unilever Capital Corp.
2.90%, 05/05/27 (a)	200,000	198,960
3.50%, 03/22/28 (a)	200,000	205,486
2.13%, 09/06/29 (a)	200,000	187,748
1.38%, 09/14/30 (a)	100,000	86,586
1.75%, 08/12/31 (a)	200,000	177,262
Universal Health Services, Inc.
2.65%, 10/15/30 (a)(b)	175,000	159,229
2.65%, 01/15/32 (a)(b)	100,000	89,986
Viatris, Inc.
2.30%, 06/22/27 (a)	200,000	182,264
2.70%, 06/22/30 (a)	300,000	264,777
Whirlpool Corp.
4.75%, 02/26/29 (a)	90,000	96,516
2.40%, 05/15/31 (a)	75,000	68,608
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31 (a)	150,000	137,069
Zoetis, Inc.
3.00%, 09/12/27 (a)	125,000	124,048
3.90%, 08/20/28 (a)	100,000	102,834
2.00%, 05/15/30 (a)	100,000	89,950
		49,747,235
Energy 6.8%
Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (a)	300,000	298,896
3.14%, 11/07/29 (a)	100,000	97,810
4.49%, 05/01/30 (a)	75,000	80,228
Boardwalk Pipelines LP
4.45%, 07/15/27 (a)	75,000	76,822
4.80%, 05/03/29 (a)	50,000	52,039
3.40%, 02/15/31 (a)	225,000	213,262
BP Capital Markets America, Inc.
3.54%, 04/06/27 (a)	100,000	101,383
3.59%, 04/14/27 (a)	92,000	93,408
3.94%, 09/21/28 (a)	250,000	259,010
4.23%, 11/06/28 (a)	425,000	446,713
3.63%, 04/06/30 (a)	225,000	228,787
1.75%, 08/10/30 (a)	200,000	177,482
2.72%, 01/12/32 (a)	450,000	424,300
BP Capital Markets PLC
3.28%, 09/19/27 (a)	243,000	245,534
3.72%, 11/28/28 (a)	150,000	153,078
Burlington Resources LLC
7.20%, 08/15/31	100,000	130,747
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	200,000	202,444
2.95%, 07/15/30 (a)	75,000	70,979
Cenovus Energy, Inc.
4.25%, 04/15/27 (a)	175,000	180,901
4.40%, 04/15/29 (a)	125,000	129,818
2.65%, 01/15/32 (a)	150,000	135,881
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (a)	250,000	266,675
3.70%, 11/15/29 (a)	275,000	274,340

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Chevron Corp.
2.00%, 05/11/27 (a)	150,000	144,135
2.24%, 05/11/30 (a)	275,000	260,128
Chevron USA, Inc.
1.02%, 08/12/27 (a)	100,000	90,851
3.85%, 01/15/28 (a)	75,000	78,105
3.25%, 10/15/29 (a)	175,000	178,085
Conoco Funding Co.
7.25%, 10/15/31	200,000	263,400
ConocoPhillips Co.
6.95%, 04/15/29	250,000	308,840
Continental Resources, Inc.
4.38%, 01/15/28 (a)	225,000	228,391
Coterra Energy, Inc.
3.90%, 05/15/27 (a)(b)	115,000	116,239
4.38%, 03/15/29 (a)(b)	120,000	125,386
Devon Energy Corp.
5.25%, 10/15/27 (a)	125,000	129,608
5.88%, 06/15/28 (a)(b)	54,000	57,129
4.50%, 01/15/30 (a)	180,000	185,144
7.88%, 09/30/31	100,000	129,962
Diamondback Energy, Inc.
3.50%, 12/01/29 (a)	225,000	223,033
3.13%, 03/24/31 (a)	125,000	119,528
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)(b)	150,000	144,677
Enable Midstream Partners LP
4.95%, 05/15/28 (a)	100,000	104,131
4.15%, 09/15/29 (a)	185,000	186,147
Enbridge, Inc.
3.70%, 07/15/27 (a)	125,000	126,599
3.13%, 11/15/29 (a)	175,000	170,539
Energy Transfer Operating LP
4.20%, 04/15/27 (a)	215,000	218,790
5.50%, 06/01/27 (a)	150,000	160,861
4.95%, 06/15/28 (a)	175,000	184,063
5.25%, 04/15/29 (a)	375,000	402,225
3.75%, 05/15/30 (a)	300,000	295,776
Eni USA, Inc.
7.30%, 11/15/27	50,000	59,027
Enterprise Products Operating LLC
4.15%, 10/16/28 (a)	175,000	182,553
3.13%, 07/31/29 (a)	235,000	231,184
2.80%, 01/31/30 (a)	225,000	216,243
5.25%, 08/16/77 (a)(c)	225,000	211,626
5.38%, 02/15/78 (a)(c)	50,000	46,492
EOG Resources, Inc.
4.38%, 04/15/30 (a)	125,000	135,285
EQT Corp.
3.90%, 10/01/27 (a)	200,000	199,744
7.00%, 02/01/30 (a)(f)	150,000	174,063
Exxon Mobil Corp.
2.44%, 08/16/29 (a)	300,000	287,841
3.48%, 03/19/30 (a)	350,000	359,201
2.61%, 10/15/30 (a)	400,000	385,492
Halliburton Co.
2.92%, 03/01/30 (a)	175,000	169,487
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	100,000	91,957
Hess Corp.
4.30%, 04/01/27 (a)	150,000	154,139
7.88%, 10/01/29	130,000	161,589
7.30%, 08/15/31	125,000	153,500
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
HollyFrontier Corp.
4.50%, 10/01/30 (a)	125,000	122,219
Kinder Morgan, Inc.
4.30%, 03/01/28 (a)	275,000	285,417
2.00%, 02/15/31 (a)	150,000	131,555
7.80%, 08/01/31	200,000	256,382
7.75%, 01/15/32	200,000	258,342
Magellan Midstream Partners LP
3.25%, 06/01/30 (a)	100,000	97,556
Marathon Oil Corp.
4.40%, 07/15/27 (a)	225,000	232,441
Marathon Petroleum Corp.
3.80%, 04/01/28 (a)	130,000	131,083
MPLX LP
4.25%, 12/01/27 (a)	175,000	180,175
4.00%, 03/15/28 (a)	200,000	203,332
4.80%, 02/15/29 (a)	125,000	133,356
2.65%, 08/15/30 (a)	350,000	321,548
National Fuel Gas Co.
3.95%, 09/15/27 (a)	100,000	99,432
4.75%, 09/01/28 (a)	75,000	76,157
2.95%, 03/01/31 (a)	125,000	113,935
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	140,000	143,541
NOV, Inc.
3.60%, 12/01/29 (a)	110,000	108,328
ONEOK, Inc.
4.00%, 07/13/27 (a)	175,000	176,300
4.55%, 07/15/28 (a)	175,000	180,449
4.35%, 03/15/29 (a)	125,000	127,760
3.40%, 09/01/29 (a)	125,000	120,395
3.10%, 03/15/30 (a)	225,000	211,120
6.35%, 01/15/31 (a)	105,000	121,669
Ovintiv, Inc.
8.13%, 09/15/30	100,000	125,712
7.20%, 11/01/31	150,000	181,008
7.38%, 11/01/31	50,000	61,525
Phillips 66
3.90%, 03/15/28 (a)	200,000	203,600
2.15%, 12/15/30 (a)	150,000	133,676
Phillips 66 Partners LP
3.75%, 03/01/28 (a)	75,000	75,062
3.15%, 12/15/29 (a)	125,000	120,808
Pioneer Natural Resources Co.
1.90%, 08/15/30 (a)	250,000	221,797
2.15%, 01/15/31 (a)	225,000	202,876
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	175,000	169,433
3.80%, 09/15/30 (a)	225,000	220,876
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (a)	395,000	406,767
4.50%, 05/15/30 (a)	325,000	340,730
Schlumberger Investment S.A.
2.65%, 06/26/30 (a)	250,000	237,917
Shell International Finance BV
3.88%, 11/13/28 (a)	400,000	417,808
2.38%, 11/07/29 (a)	240,000	227,616
2.75%, 04/06/30 (a)	400,000	388,292
Suncor Energy, Inc.
7.15%, 02/01/32	125,000	155,042
Sunoco Logistics Partners Operations LP
4.00%, 10/01/27 (a)	175,000	175,751

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27 (a)	250,000	263,550
5.50%, 03/01/30 (a)	100,000	103,994
4.88%, 02/01/31 (a)	300,000	302,592
4.00%, 01/15/32 (a)	250,000	240,212
TC PipeLines LP
3.90%, 05/25/27 (a)	50,000	51,106
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	100,000	117,576
Tosco Corp.
8.13%, 02/15/30	150,000	197,287
TotalEnergies Capital International S.A.
3.46%, 02/19/29 (a)	275,000	279,438
2.83%, 01/10/30 (a)	210,000	205,187
TotalEnergies Capital S.A.
3.88%, 10/11/28	175,000	181,281
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	225,000	234,250
4.10%, 04/15/30 (a)	200,000	206,878
2.50%, 10/12/31 (a)	200,000	181,842
Transcanada Trust
5.60%, 03/07/82 (a)(c)	150,000	151,791
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	100,000	102,232
3.25%, 05/15/30 (a)	50,000	48,840
Valero Energy Corp.
2.15%, 09/15/27 (a)	100,000	93,640
4.35%, 06/01/28 (a)	150,000	155,376
4.00%, 04/01/29 (a)	175,000	178,918
2.80%, 12/01/31 (a)	100,000	92,263
Valero Energy Partners LP
4.50%, 03/15/28 (a)	150,000	154,470
Williams Cos., Inc.
3.75%, 06/15/27 (a)	150,000	151,947
3.50%, 11/15/30 (a)	325,000	321,912
2.60%, 03/15/31 (a)	350,000	322,255
		24,429,357
Industrial Other 0.2%
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	150,000	153,735
Emory University
2.14%, 09/01/30 (a)	75,000	70,591
Leland Stanford Junior University
1.29%, 06/01/27 (a)	100,000	92,126
Quanta Services, Inc.
2.90%, 10/01/30 (a)	175,000	162,272
2.35%, 01/15/32 (a)	125,000	108,780
Steelcase, Inc.
5.13%, 01/18/29 (a)	75,000	78,641
Yale University
1.48%, 04/15/30 (a)	150,000	135,537
		801,682
Technology 9.9%
Adobe, Inc.
2.30%, 02/01/30 (a)	225,000	212,929
Alphabet, Inc.
0.80%, 08/15/27 (a)	200,000	181,044
1.10%, 08/15/30 (a)	400,000	349,420
Amdocs Ltd.
2.54%, 06/15/30 (a)	125,000	113,894
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Analog Devices, Inc.
1.70%, 10/01/28 (a)	100,000	91,922
2.10%, 10/01/31 (a)	175,000	161,294
Apple Inc.
3.20%, 05/11/27 (a)	600,000	610,326
3.00%, 06/20/27 (a)	200,000	202,260
2.90%, 09/12/27 (a)	450,000	451,183
3.00%, 11/13/27 (a)	225,000	226,667
1.20%, 02/08/28 (a)	400,000	363,588
1.40%, 08/05/28 (a)	400,000	365,232
2.20%, 09/11/29 (a)	375,000	357,596
1.65%, 05/11/30 (a)	525,000	476,149
1.25%, 08/20/30 (a)	275,000	240,386
1.65%, 02/08/31 (a)	200,000	179,924
1.70%, 08/05/31 (a)	250,000	224,470
Applied Materials, Inc.
3.30%, 04/01/27 (a)	375,000	380,636
Arrow Electronics, Inc.
3.88%, 01/12/28 (a)	75,000	75,779
Autodesk, Inc.
3.50%, 06/15/27 (a)	100,000	100,597
2.85%, 01/15/30 (a)	60,000	56,629
2.40%, 12/15/31 (a)	200,000	179,698
Automatic Data Processing, Inc.
1.70%, 05/15/28 (a)	200,000	186,060
1.25%, 09/01/30 (a)	250,000	217,415
Avnet, Inc.
3.00%, 05/15/31 (a)	100,000	92,005
Baidu, Inc.
3.63%, 07/06/27	200,000	198,240
4.88%, 11/14/28 (a)	50,000	52,238
3.43%, 04/07/30 (a)	200,000	192,638
2.38%, 10/09/30 (a)	200,000	177,326
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (a)	200,000	196,662
Broadcom, Inc.
1.95%, 02/15/28 (a)(b)	100,000	90,089
4.11%, 09/15/28 (a)	350,000	355,194
4.75%, 04/15/29 (a)	310,000	325,488
5.00%, 04/15/30 (a)	450,000	480,109
4.15%, 11/15/30 (a)	475,000	481,384
2.45%, 02/15/31 (a)(b)	450,000	400,284
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29 (a)	100,000	94,785
2.60%, 05/01/31 (a)	250,000	226,797
CA, Inc.
4.70%, 03/15/27 (a)	75,000	76,148
CDW LLC
4.25%, 04/01/28 (a)	150,000	147,390
3.25%, 02/15/29 (a)	200,000	184,016
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28 (a)	150,000	141,638
3.57%, 12/01/31 (a)	150,000	139,676
CGI, Inc.
2.30%, 09/14/31 (a)(b)	100,000	87,768
Citrix Systems, Inc.
4.50%, 12/01/27 (a)	100,000	102,665
3.30%, 03/01/30 (a)	175,000	173,537
Dell International LLC/EMC Corp.
6.10%, 07/15/27 (a)	50,000	55,374
5.30%, 10/01/29 (a)	330,000	359,644
6.20%, 07/15/30 (a)	175,000	200,655
Dell, Inc.
7.10%, 04/15/28	100,000	113,853

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
DXC Technology Co.
2.38%, 09/15/28 (a)	100,000	90,606
Equifax, Inc.
3.10%, 05/15/30 (a)	100,000	95,557
2.35%, 09/15/31 (a)	200,000	178,966
Equinix, Inc.
1.80%, 07/15/27 (a)	150,000	136,836
1.55%, 03/15/28 (a)	100,000	88,604
2.00%, 05/15/28 (a)	50,000	45,075
3.20%, 11/18/29 (a)	150,000	144,161
2.15%, 07/15/30 (a)	250,000	219,790
2.50%, 05/15/31 (a)	250,000	224,802
FactSet Research Systems, Inc.
3.45%, 03/01/32 (a)	125,000	121,181
Fidelity National Information Services, Inc.
3.75%, 05/21/29 (a)	275,000	275,269
2.25%, 03/01/31 (a)	250,000	221,120
Fiserv, Inc.
2.25%, 06/01/27 (a)	175,000	165,774
4.20%, 10/01/28 (a)	175,000	180,533
3.50%, 07/01/29 (a)	700,000	689,605
2.65%, 06/01/30 (a)	175,000	161,854
Flex Ltd.
4.88%, 06/15/29 (a)	150,000	157,219
4.88%, 05/12/30 (a)	150,000	155,889
Global Payments, Inc.
4.45%, 06/01/28 (a)	50,000	51,532
3.20%, 08/15/29 (a)	280,000	266,403
2.90%, 05/15/30 (a)	225,000	208,336
2.90%, 11/15/31 (a)	150,000	137,087
HP, Inc.
3.00%, 06/17/27 (a)	150,000	146,250
3.40%, 06/17/30 (a)	150,000	144,394
2.65%, 06/17/31 (a)	275,000	247,464
Intel Corp.
3.15%, 05/11/27 (a)	175,000	176,736
1.60%, 08/12/28 (a)	300,000	274,455
2.45%, 11/15/29 (a)	300,000	286,533
3.90%, 03/25/30 (a)	275,000	289,300
2.00%, 08/12/31 (a)	300,000	272,529
International Business Machines Corp.
1.70%, 05/15/27 (a)	250,000	234,210
6.22%, 08/01/27	50,000	57,288
6.50%, 01/15/28	135,000	156,149
3.50%, 05/15/29	625,000	637,656
1.95%, 05/15/30 (a)	200,000	182,060
2.72%, 02/09/32 (a)	100,000	95,006
Intuit, Inc.
1.35%, 07/15/27 (a)	150,000	136,916
1.65%, 07/15/30 (a)	50,000	44,161
Jabil, Inc.
3.95%, 01/12/28 (a)	100,000	100,291
3.60%, 01/15/30 (a)	60,000	58,175
3.00%, 01/15/31 (a)	125,000	114,865
Juniper Networks, Inc.
3.75%, 08/15/29 (a)	100,000	100,122
2.00%, 12/10/30 (a)	100,000	86,711
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	175,000	183,480
3.00%, 10/30/29 (a)	125,000	119,420
KLA Corp.
4.10%, 03/15/29 (a)	150,000	157,501
Kyndryl Holdings, Inc.
2.70%, 10/15/28 (a)(b)	125,000	108,773
3.15%, 10/15/31 (a)(b)	150,000	126,764
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lam Research Corp.
4.00%, 03/15/29 (a)	150,000	157,327
1.90%, 06/15/30 (a)	175,000	158,893
Leidos, Inc.
4.38%, 05/15/30 (a)	300,000	306,150
2.30%, 02/15/31 (a)	50,000	43,386
Marvell Technology, Inc.
2.45%, 04/15/28 (a)	125,000	115,369
4.88%, 06/22/28 (a)	50,000	52,472
2.95%, 04/15/31 (a)	150,000	138,608
Mastercard, Inc.
3.50%, 02/26/28 (a)	150,000	154,345
2.95%, 06/01/29 (a)	225,000	224,674
3.35%, 03/26/30 (a)	300,000	306,522
1.90%, 03/15/31 (a)	100,000	92,524
2.00%, 11/18/31 (a)	150,000	137,288
Maxim Integrated Products, Inc.
3.45%, 06/15/27 (a)	90,000	89,795
Micron Technology, Inc.
5.33%, 02/06/29 (a)	125,000	135,961
4.66%, 02/15/30 (a)	175,000	184,254
Moody's Corp.
3.25%, 01/15/28 (a)	225,000	225,346
4.25%, 02/01/29 (a)	50,000	52,535
2.00%, 08/19/31 (a)	100,000	88,987
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	300,000	310,674
4.60%, 05/23/29 (a)	25,000	26,071
2.30%, 11/15/30 (a)	275,000	241,246
2.75%, 05/24/31 (a)	100,000	90,803
NetApp, Inc.
2.38%, 06/22/27 (a)	150,000	143,018
2.70%, 06/22/30 (a)	175,000	161,864
NVIDIA Corp.
1.55%, 06/15/28 (a)	200,000	183,882
2.85%, 04/01/30 (a)	300,000	295,416
2.00%, 06/15/31 (a)	275,000	251,688
NXP BV/NXP Funding LLC/NXP USA, Inc.
5.55%, 12/01/28 (a)(b)	150,000	164,397
4.30%, 06/18/29 (a)(b)	175,000	181,011
3.40%, 05/01/30 (a)(b)	250,000	243,450
2.50%, 05/11/31 (a)(b)	200,000	180,656
2.65%, 02/15/32 (a)(b)	200,000	180,532
Oracle Corp.
2.80%, 04/01/27 (a)	450,000	431,356
3.25%, 11/15/27 (a)	575,000	559,929
2.30%, 03/25/28 (a)	400,000	366,576
2.95%, 04/01/30 (a)	600,000	555,582
3.25%, 05/15/30 (a)	100,000	94,506
2.88%, 03/25/31 (a)	650,000	593,515
PayPal Holdings, Inc.
2.85%, 10/01/29 (a)	225,000	220,367
2.30%, 06/01/30 (a)	225,000	209,952
Qorvo, Inc.
4.38%, 10/15/29 (a)	225,000	225,531
QUALCOMM, Inc.
3.25%, 05/20/27 (a)	335,000	339,958
1.30%, 05/20/28 (a)	150,000	135,626
2.15%, 05/20/30 (a)	375,000	349,376
RELX Capital, Inc.
4.00%, 03/18/29 (a)	260,000	267,706
3.00%, 05/22/30 (a)	100,000	95,468
S&P Global, Inc.
4.75%, 08/01/28 (a)(b)	100,000	107,459
2.70%, 03/01/29 (a)(b)	250,000	242,340

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 05/01/29 (a)(b)	200,000	210,536
2.50%, 12/01/29 (a)	100,000	95,165
1.25%, 08/15/30 (a)	225,000	194,472
2.90%, 03/01/32 (a)(b)	300,000	290,961
salesforce.com, Inc.
3.70%, 04/11/28 (a)	350,000	362,061
1.50%, 07/15/28 (a)	225,000	206,849
1.95%, 07/15/31 (a)	275,000	251,496
ServiceNow, Inc.
1.40%, 09/01/30 (a)	350,000	297,776
Skyworks Solutions, Inc.
3.00%, 06/01/31 (a)	150,000	133,781
SYNNEX Corp.
2.38%, 08/09/28 (a)(b)	125,000	112,560
2.65%, 08/09/31 (a)(b)	125,000	107,625
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	125,000	113,741
Texas Instruments, Inc.
2.25%, 09/04/29 (a)	150,000	143,135
1.75%, 05/04/30 (a)	125,000	114,158
1.90%, 09/15/31 (a)	150,000	136,575
Trimble, Inc.
4.90%, 06/15/28 (a)	150,000	155,856
TSMC Arizona Corp.
2.50%, 10/25/31 (a)	250,000	231,005
Tyco Electronics Group S.A.
3.13%, 08/15/27 (a)	75,000	74,804
VeriSign, Inc.
4.75%, 07/15/27 (a)	50,000	51,091
2.70%, 06/15/31 (a)	200,000	183,536
Verisk Analytics, Inc.
4.13%, 03/15/29 (a)	150,000	155,100
Visa, Inc.
1.90%, 04/15/27 (a)	250,000	240,397
0.75%, 08/15/27 (a)	50,000	45,384
2.75%, 09/15/27 (a)	125,000	124,659
2.05%, 04/15/30 (a)	250,000	233,805
1.10%, 02/15/31 (a)	200,000	171,504
VMware, Inc.
4.65%, 05/15/27 (a)	100,000	104,936
3.90%, 08/21/27 (a)	175,000	177,593
1.80%, 08/15/28 (a)	150,000	133,823
4.70%, 05/15/30 (a)	125,000	132,240
2.20%, 08/15/31 (a)	300,000	263,997
Western Digital Corp.
2.85%, 02/01/29 (a)	100,000	91,768
3.10%, 02/01/32 (a)	100,000	89,465
Western Union Co.
2.75%, 03/15/31 (a)	100,000	91,074
Xilinx, Inc.
2.38%, 06/01/30 (a)	100,000	92,947
		35,434,375
Transportation 2.0%
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 09/22/27	143,157	138,588
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 01/15/28	92,266	89,489
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 06/15/28	133,788	126,641
American Airlines 2016-3 Class AA Pass-Through Trust
3.00%, 10/15/28	38,592	36,284
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 02/15/29	75,750	73,570
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American Airlines 2017-2 Class AA Pass-Through Trust
3.35%, 10/15/29	81,057	77,568
Burlington Northern Santa Fe LLC
3.25%, 06/15/27 (a)	91,000	92,354
Canadian National Railway Co.
6.90%, 07/15/28	160,000	192,274
Canadian Pacific Railway Co.
4.00%, 06/01/28 (a)	100,000	104,492
2.05%, 03/05/30 (a)	125,000	114,662
7.13%, 10/15/31	150,000	191,434
2.45%, 12/02/31 (a)	250,000	232,075
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	130,000	134,059
CSX Corp.
3.25%, 06/01/27 (a)	150,000	150,748
3.80%, 03/01/28 (a)	150,000	154,518
4.25%, 03/15/29 (a)	150,000	159,049
2.40%, 02/15/30 (a)	100,000	94,590
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 06/10/28	159,304	146,225
FedEx Corp.
3.40%, 02/15/28 (a)	75,000	75,472
4.20%, 10/17/28 (a)	75,000	78,828
3.10%, 08/05/29 (a)	170,000	167,605
4.25%, 05/15/30 (a)	300,000	314,850
2.40%, 05/15/31 (a)	175,000	160,288
GXO Logistics, Inc.
2.65%, 07/15/31 (a)(b)	100,000	87,177
Kansas City Southern
2.88%, 11/15/29 (a)	75,000	72,134
Kirby Corp.
4.20%, 03/01/28 (a)	105,000	104,412
Norfolk Southern Corp.
3.15%, 06/01/27 (a)	100,000	99,342
3.80%, 08/01/28 (a)	175,000	179,123
2.55%, 11/01/29 (a)	125,000	119,929
2.30%, 05/15/31 (a)	100,000	93,191
Southwest Airlines Co.
5.13%, 06/15/27 (a)	400,000	427,904
3.45%, 11/16/27 (a)	25,000	24,789
2.63%, 02/10/30 (a)	160,000	147,610
Spirit Airlines Pass-Through Trust 2015-1A
4.10%, 04/01/28	49,485	48,975
Union Pacific Corp.
3.95%, 09/10/28 (a)	250,000	262,582
6.63%, 02/01/29	50,000	60,437
3.70%, 03/01/29 (a)	100,000	103,242
2.40%, 02/05/30 (a)	75,000	71,098
2.38%, 05/20/31 (a)	300,000	281,307
2.80%, 02/14/32 (a)	300,000	288,687
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/28	114,383	111,695
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 10/07/28	98,569	92,984
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 03/01/30	208,474	204,142
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/31	39,817	40,183
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 10/15/27	525,042	538,127
United Parcel Service, Inc.
3.05%, 11/15/27 (a)	175,000	176,598
3.40%, 03/15/29 (a)	125,000	128,004

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 09/01/29 (a)	125,000	120,669
4.45%, 04/01/30 (a)	150,000	163,864
		7,153,868
		205,227,531

Utility 7.1%
Electric 6.2%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	100,000	102,113
2.10%, 07/01/30 (a)	150,000	133,900
AES Corp.
2.45%, 01/15/31 (a)	200,000	179,500
Alabama Power Co.
1.45%, 09/15/30 (a)	50,000	43,390
3.05%, 03/15/32 (a)	150,000	145,987
Ameren Corp.
1.75%, 03/15/28 (a)	150,000	135,663
3.50%, 01/15/31 (a)	200,000	198,034
Ameren Illinois Co.
3.80%, 05/15/28 (a)	35,000	36,058
1.55%, 11/15/30 (a)	100,000	87,420
American Electric Power Co., Inc.
3.20%, 11/13/27 (a)	100,000	99,238
4.30%, 12/01/28 (a)	125,000	129,444
2.30%, 03/01/30 (a)	100,000	91,124
Appalachian Power Co.
3.30%, 06/01/27 (a)	75,000	75,129
2.70%, 04/01/31 (a)	75,000	69,881
Arizona Public Service Co.
2.95%, 09/15/27 (a)	50,000	48,971
2.60%, 08/15/29 (a)	75,000	70,428
2.20%, 12/15/31 (a)	125,000	110,041
Atlantic City Electric Co.
2.30%, 03/15/31 (a)	150,000	139,153
Avangrid, Inc.
3.80%, 06/01/29 (a)	50,000	50,798
Baltimore Gas and Electric Co.
2.25%, 06/15/31 (a)	175,000	160,151
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	125,000	124,996
3.70%, 07/15/30 (a)	100,000	103,017
1.65%, 05/15/31 (a)(e)	175,000	153,291
Black Hills Corp.
3.05%, 10/15/29 (a)	75,000	71,917
2.50%, 06/15/30 (a)	100,000	91,111
CenterPoint Energy Houston Electric LLC
2.35%, 04/01/31 (a)	75,000	69,884
CenterPoint Energy, Inc.
4.25%, 11/01/28 (a)	20,000	20,589
2.95%, 03/01/30 (a)	105,000	100,481
2.65%, 06/01/31 (a)	100,000	92,797
CMS Energy Corp.
3.45%, 08/15/27 (a)	25,000	25,237
4.75%, 06/01/50 (a)(c)	100,000	99,006
3.75%, 12/01/50 (a)(c)	75,000	66,321
Commonwealth Edison Co.
2.95%, 08/15/27 (a)	100,000	98,787
3.70%, 08/15/28 (a)	25,000	25,536
2.20%, 03/01/30 (a)	110,000	102,114
3.15%, 03/15/32 (a)	50,000	49,425
Connecticut Light and Power Co.
2.05%, 07/01/31 (a)	200,000	180,688
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Consolidated Edison Co. of New York, Inc.
3.13%, 11/15/27 (a)	169,000	167,345
3.80%, 05/15/28 (a)	25,000	25,612
4.00%, 12/01/28 (a)	33,000	34,188
3.35%, 04/01/30 (a)	150,000	149,691
2.40%, 06/15/31 (a)	175,000	161,658
Consumers Energy Co.
3.80%, 11/15/28 (a)	75,000	76,923
Dominion Energy South Carolina, Inc.
2.30%, 12/01/31 (a)	100,000	91,542
Dominion Energy, Inc.
4.25%, 06/01/28 (a)	135,000	140,570
3.38%, 04/01/30 (a)	225,000	221,915
2.25%, 08/15/31 (a)	250,000	225,477
DTE Electric Co.
1.90%, 04/01/28 (a)	150,000	139,770
2.25%, 03/01/30 (a)	50,000	46,757
2.63%, 03/01/31 (a)	100,000	95,170
3.00%, 03/01/32 (a)	100,000	97,658
DTE Energy Co.
3.40%, 06/15/29 (a)	225,000	221,017
Duke Energy Carolinas LLC
3.95%, 11/15/28 (a)	50,000	52,099
6.00%, 12/01/28	50,000	57,141
2.45%, 08/15/29 (a)	125,000	118,718
2.45%, 02/01/30 (a)	150,000	141,879
2.55%, 04/15/31 (a)	125,000	118,210
Duke Energy Corp.
3.15%, 08/15/27 (a)	150,000	148,621
3.40%, 06/15/29 (a)	110,000	109,225
2.45%, 06/01/30 (a)	225,000	207,160
2.55%, 06/15/31 (a)	150,000	137,772
Duke Energy Florida LLC
3.80%, 07/15/28 (a)	125,000	128,395
2.50%, 12/01/29 (a)	100,000	95,173
1.75%, 06/15/30 (a)	100,000	88,958
2.40%, 12/15/31 (a)	150,000	138,711
Duke Energy Florida Project Finance LLC
2.54%, 09/01/29	125,000	122,069
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	100,000	101,926
2.13%, 06/01/30 (a)	75,000	68,135
Duke Energy Progress LLC
3.70%, 09/01/28 (a)	75,000	76,775
3.45%, 03/15/29 (a)	150,000	151,371
2.00%, 08/15/31 (a)	150,000	134,808
Edison International
5.75%, 06/15/27 (a)	100,000	107,366
4.13%, 03/15/28 (a)	100,000	99,672
Emera US Finance LP
2.64%, 06/15/31 (a)	100,000	90,126
Enel Chile S.A.
4.88%, 06/12/28 (a)	245,000	253,702
Entergy Arkansas LLC
4.00%, 06/01/28 (a)	75,000	76,923
Entergy Corp.
1.90%, 06/15/28 (a)	150,000	135,937
2.80%, 06/15/30 (a)	150,000	140,709
2.40%, 06/15/31 (a)	150,000	135,024
Entergy Louisiana LLC
3.12%, 09/01/27 (a)	90,000	88,960
3.25%, 04/01/28 (a)	100,000	99,290
1.60%, 12/15/30 (a)	150,000	130,519
Entergy Mississippi LLC
2.85%, 06/01/28 (a)	50,000	48,270

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	125,000	129,955
1.75%, 03/15/31 (a)	50,000	43,681
Evergy Metro, Inc.
2.25%, 06/01/30 (a)(e)	150,000	137,965
Evergy, Inc.
2.90%, 09/15/29 (a)	175,000	167,527
Eversource Energy
4.25%, 04/01/29 (a)	150,000	156,058
1.65%, 08/15/30 (a)	100,000	86,229
2.55%, 03/15/31 (a)	50,000	46,033
Exelon Corp.
4.05%, 04/15/30 (a)	225,000	232,362
3.35%, 03/15/32 (a)(b)	150,000	146,419
Florida Power & Light Co.
2.45%, 02/03/32 (a)	300,000	282,690
Georgia Power Co.
2.65%, 09/15/29 (a)	95,000	89,874
Gulf Power Co.
3.30%, 05/30/27 (a)	50,000	50,198
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	50,000	51,017
Interstate Power and Light Co.
4.10%, 09/26/28 (a)	50,000	51,631
3.60%, 04/01/29 (a)	100,000	100,529
2.30%, 06/01/30 (a)	100,000	91,571
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)	125,000	125,334
ITC Holdings Corp.
3.35%, 11/15/27 (a)	105,000	105,082
MidAmerican Energy Co.
3.10%, 05/01/27 (a)	100,000	100,150
3.65%, 04/15/29 (a)	175,000	180,694
6.75%, 12/30/31	75,000	94,799
Mississippi Power Co.
3.95%, 03/30/28 (a)	100,000	101,982
National Rural Utilities Cooperative Finance Corp.
3.05%, 04/25/27 (a)	175,000	173,393
3.40%, 02/07/28 (a)	50,000	50,056
3.90%, 11/01/28 (a)	80,000	82,179
3.70%, 03/15/29 (a)	150,000	153,610
2.40%, 03/15/30 (a)	100,000	93,673
1.65%, 06/15/31 (a)	100,000	86,129
Nevada Power Co.
3.70%, 05/01/29 (a)	100,000	103,079
2.40%, 05/01/30 (a)	75,000	70,502
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27 (a)	300,000	303,279
1.90%, 06/15/28 (a)	300,000	276,483
3.50%, 04/01/29 (a)	125,000	125,811
2.75%, 11/01/29 (a)	175,000	167,291
2.25%, 06/01/30 (a)	350,000	320,939
2.44%, 01/15/32 (a)	250,000	228,765
4.80%, 12/01/77 (a)(c)	50,000	49,100
5.65%, 05/01/79 (a)(c)	50,000	51,691
Northern States Power Co.
2.25%, 04/01/31 (a)	50,000	46,423
NSTAR Electric Co.
3.20%, 05/15/27 (a)	250,000	250,980
3.25%, 05/15/29 (a)	100,000	100,041
3.95%, 04/01/30 (a)	25,000	26,052
1.95%, 08/15/31 (a)	100,000	89,161
Ohio Power Co.
2.60%, 04/01/30 (a)	75,000	70,958
1.63%, 01/15/31 (a)	100,000	85,929
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Oklahoma Gas and Electric Co.
3.80%, 08/15/28 (a)	75,000	76,350
3.30%, 03/15/30 (a)	80,000	79,295
3.25%, 04/01/30 (a)	50,000	49,414
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 (a)	125,000	128,504
5.75%, 03/15/29 (a)	50,000	57,098
2.75%, 05/15/30 (a)	100,000	96,491
Pacific Gas and Electric Co.
2.10%, 08/01/27 (a)	200,000	180,044
3.30%, 12/01/27 (a)	300,000	283,950
3.00%, 06/15/28 (a)	175,000	163,222
3.75%, 07/01/28	178,000	171,734
4.65%, 08/01/28 (a)	150,000	149,229
4.55%, 07/01/30 (a)	650,000	645,274
2.50%, 02/01/31 (a)	325,000	279,809
3.25%, 06/01/31 (a)	125,000	113,191
4.40%, 03/01/32 (a)	100,000	98,315
PacifiCorp
3.50%, 06/15/29 (a)	150,000	152,067
2.70%, 09/15/30 (a)	100,000	95,834
PPL Capital Funding, Inc.
4.13%, 04/15/30 (a)	75,000	77,469
Progress Energy, Inc.
7.75%, 03/01/31	150,000	193,084
7.00%, 10/30/31	75,000	93,950
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	150,000	154,080
1.90%, 01/15/31 (a)	75,000	67,290
1.88%, 06/15/31 (a)	150,000	134,205
Public Service Co. of New Hampshire
2.20%, 06/15/31 (a)	50,000	45,504
Public Service Electric and Gas Co.
3.00%, 05/15/27 (a)	50,000	49,716
3.65%, 09/01/28 (a)	50,000	50,784
3.20%, 05/15/29 (a)	100,000	100,173
2.45%, 01/15/30 (a)	120,000	114,257
3.10%, 03/15/32 (a)	100,000	98,983
Public Service Enterprise Group, Inc.
1.60%, 08/15/30 (a)	225,000	193,516
2.45%, 11/15/31 (a)	150,000	136,362
Puget Energy, Inc.
2.38%, 06/15/28 (a)	100,000	91,848
4.10%, 06/15/30 (a)	100,000	100,314
4.22%, 03/15/32 (a)	100,000	100,316
San Diego Gas & Electric Co.
1.70%, 10/01/30 (a)	100,000	88,276
3.00%, 03/15/32 (a)	125,000	121,125
Southern California Edison Co.
3.65%, 03/01/28 (a)	75,000	75,428
4.20%, 03/01/29 (a)	100,000	103,651
6.65%, 04/01/29	50,000	57,282
2.85%, 08/01/29 (a)	100,000	95,662
2.25%, 06/01/30 (a)	125,000	113,041
2.50%, 06/01/31 (a)	125,000	113,864
2.75%, 02/01/32 (a)	125,000	115,893
Southern Co.
3.70%, 04/30/30 (a)	200,000	201,630
Southwestern Electric Power Co.
4.10%, 09/15/28 (a)	175,000	179,405
Tampa Electric Co.
2.40%, 03/15/31 (a)	75,000	69,186
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	75,000	64,385

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Union Electric Co.
2.95%, 06/15/27 (a)	100,000	99,052
3.50%, 03/15/29 (a)	75,000	76,282
2.95%, 03/15/30 (a)	125,000	122,870
Virginia Electric and Power Co.
3.80%, 04/01/28 (a)	150,000	153,781
2.88%, 07/15/29 (a)	100,000	97,588
2.30%, 11/15/31 (a)	150,000	137,982
2.40%, 03/30/32 (a)	125,000	115,484
WEC Energy Group, Inc.
1.38%, 10/15/27 (a)	100,000	89,938
2.20%, 12/15/28 (a)	100,000	91,726
1.80%, 10/15/30 (a)	150,000	129,982
Wisconsin Power and Light Co.
3.00%, 07/01/29 (a)	50,000	48,914
1.95%, 09/16/31 (a)	75,000	66,990
Xcel Energy, Inc.
1.75%, 03/15/27 (a)	100,000	92,897
4.00%, 06/15/28 (a)	150,000	153,226
2.60%, 12/01/29 (a)	100,000	94,643
3.40%, 06/01/30 (a)	100,000	99,976
		22,349,692
Natural Gas 0.7%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	100,000	99,399
2.63%, 09/15/29 (a)	50,000	47,819
1.50%, 01/15/31 (a)	150,000	129,504
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (a)	50,000	51,094
1.75%, 10/01/30 (a)	150,000	131,557
NiSource, Inc.
3.49%, 05/15/27 (a)	125,000	124,770
2.95%, 09/01/29 (a)	150,000	143,185
3.60%, 05/01/30 (a)	275,000	273,163
1.70%, 02/15/31 (a)	150,000	127,390
ONE Gas, Inc.
2.00%, 05/15/30 (a)	50,000	44,811
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	160,000	160,518
2.50%, 03/15/31 (a)	75,000	68,703
Sempra Energy
3.25%, 06/15/27 (a)	125,000	123,725
3.40%, 02/01/28 (a)	275,000	274,233
4.13%, 04/01/52 (a)(c)	200,000	186,418
Southern California Gas Co.
2.55%, 02/01/30 (a)	50,000	46,995
Southern Co. Gas Capital Corp.
1.75%, 01/15/31 (a)	200,000	172,166
Southwest Gas Corp.
2.20%, 06/15/30 (a)	150,000	132,750
4.05%, 03/15/32 (a)	125,000	124,699
		2,462,899
Utility Other 0.2%
American Water Capital Corp.
2.95%, 09/01/27 (a)	160,000	158,805
3.75%, 09/01/28 (a)	100,000	101,995
3.45%, 06/01/29 (a)	125,000	125,660
2.80%, 05/01/30 (a)	150,000	143,512
2.30%, 06/01/31 (a)	50,000	45,882
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	75,000	75,101
2.70%, 04/15/30 (a)	150,000	140,609
2.40%, 05/01/31 (a)	100,000	90,888
		882,452
		25,695,043
Total Corporates (Cost $386,173,132)		355,733,709

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.9% OF NET ASSETS

Money Market Funds 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25% (g)	2,627,311	2,627,311
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25% (g)(h)	639,303	639,303
		3,266,614
Total Short-Term Investments (Cost $3,266,614)		3,266,614
Total Investments in Securities (Cost $389,439,746)		359,000,323

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
10 Year US Treasury Note (CBOT), expires 06/21/22	2	245,750	(3)

(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $8,587,077 or 2.4% of net assets.
(c)	Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	All or a portion of this security is on loan. Securities on loan were valued at $624,594.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	The rate shown is the 7-day yield.
(h)	Security purchased with cash collateral received for securities on loan.

CBOT —	Chicago Board of Trade
REIT —	Real Estate Investment Trust

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers during the period ended March 31, 2022:
	VALUE AT 12/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 3/31/22	FACE AMOUNT AT 3/31/22	INTEREST INCOME EARNED
CORPORATES 0.3% OF NET ASSETS

Financial Institutions 0.3%
Brokerage/Asset Managers/Exchanges 0.3%
The Charles Schwab Corp.
3.20%, 03/02/27	$107,120	$—	($100,677)	($7,494)	$1,472	($421)	$—	$—	$800
3.30%, 04/01/27	107,400	—	—	—	(6,138)	(400)	100,862	100,000	825
3.20%, 01/25/28	107,595	—	—	—	(7,147)	(316)	100,132	100,000	800
2.00%, 03/20/28	202,678	—	—	—	(15,106)	(132)	187,440	200,000	1,000
4.00%, 02/01/29	56,134	54,008	—	—	(5,359)	(328)	104,455	100,000	661
3.25%, 05/22/29	86,110	26,316	—	—	(7,367)	(227)	104,832	105,000	797
2.75%, 10/01/29	78,552	—	—	—	(6,099)	(107)	72,346	75,000	516
4.63%, 03/22/30	88,948	—	—	—	(7,047)	(204)	81,697	75,000	867
1.65%, 03/11/31	120,254	—	—	—	(11,044)	140	109,350	125,000	515
2.30%, 05/13/31	126,337	—	—	—	(11,196)	(80)	115,061	125,000	719
1.95%, 12/01/31	—	118,195	—	—	(7,508)	101	110,788	125,000	406
2.90%, 03/03/32	—	168,559	—	—	(22)	—	168,537	175,000	—
Total	$1,081,128	$367,078	($100,677)	($7,494)	($82,561)	($1,974)	$1,255,500		$7,906

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$355,733,709	$—	$355,733,709
Short-Term Investments[1]	3,266,614	—	—	3,266,614
Liabilities
Futures Contracts[2]	(3)	—	—	(3)
Total	$3,266,611	$355,733,709	$—	$359,000,320

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings (Unaudited)

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•  Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
•   Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1 — quoted prices in active markets for identical securities— Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings (Unaudited) (continued)

may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG88394MAR22